                                                      Registration No. 333-69160

================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                        POST-EFFECTIVE AMENDMENT NO. 2 TO



                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2


                          ----------------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                              (EXACT NAME OF TRUST)


                          ----------------------------

                        NATIONWIDE LIFE INSURANCE COMPANY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
              (EXACT NAME AND ADDRESS OF DEPOSITOR AND REGISTRANT)

                               PATRICIA R. HATLER
                                    SECRETARY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


                          ----------------------------


                              -------------------

This Post-Effective Amendment amends the Registration Statement in respect to the Prospectus, Financial Statements and Part II.

It is proposed that this filing will become effective (check appropriate box):


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2002 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities being registered: Multiple Payment Variable Life Insurance Policies

Approximate date of proposed offering: Continuously on and after January 25,
2002

[ ] Check box if it is proposed that this filing will become effective on
    (date) at (time) pursuant to Rule 487.

================================================================================

                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2


N-8B-2 ITEM                                                            CAPTION IN PROSPECTUS

 1.....................................................................Nationwide Life Insurance Company
                                                                       The Variable Account
 2.....................................................................Nationwide Life Insurance Company
 3.....................................................................Custodian of Assets
 4.....................................................................Distribution of the Policies
 5.....................................................................The Variable Account
 6.....................................................................Not Applicable
 7.....................................................................Not Applicable
 8.....................................................................Not Applicable
 9.....................................................................Legal Proceedings
10.....................................................................Information About the Policies; How the Cash Value Varies;
                                                                       Right to Exchange for a Fixed Benefit Policy; Reinstatement;
                                                                       Other Policy Provisions
11                                                                     Investments of the Variable Account
12.....................................................................The Variable Account
13.....................................................................Policy Charges
                                                                       Reinstatement
14.....................................................................Underwriting and Issuance - Premium Payments, Minimum
                                                                       Requirements for Issuance of a Policy
15.....................................................................Investments of the Variable Account; Premium Payments
16                                                                     Underwriting and Issuance - Allocation of Cash Value
17.....................................................................Surrendering the Policy for Cash
18.....................................................................Reinvestment
19.....................................................................Not Applicable
20.....................................................................Not Applicable
21.....................................................................Policy Loans
22.....................................................................Not Applicable
23.....................................................................Not Applicable
24.....................................................................Not Applicable
25.....................................................................Nationwide Life Insurance Company
26.....................................................................Not Applicable
27.....................................................................Nationwide Life Insurance Company
28.....................................................................Company Management
29.....................................................................Company Management
30.....................................................................Not Applicable
31.....................................................................Not Applicable
32.....................................................................Not Applicable
33.....................................................................Not Applicable
34.....................................................................Not Applicable
35.....................................................................Nationwide Life Insurance Company
36.....................................................................Not Applicable
37.....................................................................Not Applicable


N-8B-2 ITEM                                                            CAPTION IN PROSPECTUS

38.....................................................................Distribution of the Policies
39.....................................................................Distribution of the Policies
40.....................................................................Not Applicable
41(a)..................................................................Distribution of the Policies
42.....................................................................Not Applicable
43.....................................................................Not Applicable
44.....................................................................How the Cash Value Varies
45.....................................................................Not Applicable
46.....................................................................How the Cash Value Varies
47.....................................................................Not Applicable
48.....................................................................Custodian of Assets
49.....................................................................Not Applicable
50.....................................................................Not Applicable
51.....................................................................Summary of the Policies;
                                                                       Information About the Policies
52.....................................................................Substitution of Securities
53.....................................................................Taxation of the Company
54.....................................................................Not Applicable
55.....................................................................Not Applicable
56.....................................................................Not Applicable
57.....................................................................Not Applicable
58.....................................................................Not Applicable
59.....................................................................Financial Statements

                         SUPPLEMENT DATED MAY 1, 2002 TO

                     PROSPECTUS DATED DECEMBER 31, 2001 FOR

                       DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE. 1. EFFECTIVE MAY 1, 2002, THE FOLLOWING UNDERLYING MUTUAL FUNDS CHANGED NAMES:

     OLD UNDERLYING MUTUAL FUND NAME                                 NEW UNDERLYING MUTUAL FUND NAME
     American Century Variable Portfolios, Inc. - American Century   American Century Variable Portfolios, Inc. - American
     VP Income & Growth Fund                                         Century VP Income & Growth Fund: Class I

     American Century Variable Portfolios, Inc - American Century    American Century Variable Portfolios, Inc - American
     VP International Fund                                           Century VP International Fund: Class I

     American Century Variable Portfolios, Inc - American Century    American Century Variable Portfolios, Inc - American
     VP Value Fund                                                   Century VP Value Fund: Class I
                                                                     Federated Insurance Series - Federated Quality Bond Fund

     Federated Insurance Series - Federated Quality Bond Fund II     II: Primary Shares

     Gartmore Variable Insurance Trust ("GVIT") - Comstock GVIT      GVIT - Federated GVIT Equity Income Fund: Class I

     Value Fund: Class I

     Oppenheimer Aggressive Growth Fund/VA                           Oppenheimer Aggressive Growth Fund/VA: Initial Class

     Oppenheimer Capital Appreciation Fund/VA                        Oppenheimer Capital Appreciation Fund/VA: Initial Class

     Oppenheimer Global Securities Fund/VA                           Oppenheimer Global Securities Fund/VA: Initial Class

     Oppenheimer Main Street Growth & Income Fund/VA                 Oppenheimer Main Street Growth & Income Fund/VA: Initial
                                                                     Class

2. THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOW AVAILABLE AS INVESTMENT OPTIONS UNDER THE CONTRACT:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURYSM FAMILY OF INVESTMENTS

-    American Century VP Ultra Fund: Class I

DREYFUS

-    Dreyfus Investment Portfolios - Small Cap Index Portfolio: Service Shares

FIDELITY VARIABLE INSURANCE PRODUCT FUND III

-    VIP III Value Strategies Portfolio: Service Class

GARTMORE VARIABLE INSURANCE TRUST

-    Gartmore GVIT Global Financial Services Fund: Class I

-    Gartmore GVIT Global Health Sciences Fund: Class I

-    Gartmore GVIT Global Utilities Fund: Class I

-    Gartmore GVIT Nationwide U.S. Leaders Fund: Class I

-    Gartmore GVIT U.S. Growth Leaders Fund: Class I


3. THE REFERENCE IN THE LIST OF UNDERLYING MUTUAL FUNDS AVAILABLE UNDER THE CONTRACTS TO "MORGAN STANLEY" IS CHANGED TO "VAN KAMPEN."

4.   THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" ARE MODIFIED AS FOLLOWS:
     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

(as a percentage of underlying mutual fund net assets, after reimbursements and waivers)

                                                               Management      Other        12b-1      Total Underlying
                                                                  Fees        Expenses       Fees        Mutual Fund
                                                                                                           Expenses
American Century Variable Portfolios, Inc. - American             1.26%        0.00%        0.00%           1.26%
Century VP International Fund: Class III
American Century Variable Portfolios, Inc. - American             1.00%        0.00%        0.00%           1.00%
Century VP Ultra Fund: Class I
Dreyfus Investment Portfolios - Small Cap Stock Index             0.35%        0.00%        0.25%           0.60%
Portfolio: Service Shares
Fidelity VIP III Value Strategies Portfolio: Service Class        0.58%        0.26%        0.10%           0.94%
GVIT Gartmore GVIT Global Financial Services Fund: Class I        1.00%        0.26%        0.00%           1.26%
GVIT Gartmore GVIT Global Health Sciences Fund: Class I           1.00%        0.32%        0.00%           1.32%
GVIT Gartmore GVIT Global Utilities Fund: Class I                 0.80%        0.28%        0.00%           1.08%
GVIT Gartmore GVIT Nationwide Leaders Fund: Class I               0.84%        0.41%        0.00%           1.25%
GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class I              0.90%        0.22%        0.00%           1.12%

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds assess (or reserve the right to assess) a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account. Currently, none of the underlying mutual funds assess a short-term trading fee.

5. EFFECTIVE MAY 1, 2002, MILLER ANDERSON & SHERRERD, LLP NO LONGER ACTS AS A SUBADVISER OF THE GVIT GARTMORE GVIT SMALL CAP GROWTH FUND.

6. EFFECTIVE MAY 1, 2002, VAN KAMPEN INVESTMENT ADVISERS INCORPORATED REPLACED FEDERATED INVESTMENT COUNSELING AS THE SUBADVISER OF THE GVIT- COMSTOCK GVIT VALUE FUND.

7. THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2002:

     FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

     -    VIP III Growth Opportunities Portfolio: Service Class

     VAN ECK WORLDWIDE INSURANCE TRUST

     -    Worldwide Emerging Markets Fund

     -    Worldwide Hard Assets Fund

     VAN KAMPEN

     THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

     -    Mid Cap Growth Portfolio

8.   "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" IS MODIFIED AS
     FOLLOWS:

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS

          AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS I (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND CLASS III
          Investment Objective: Capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund managers intend to keep the Fund essentially fully invested regardless of the movement of the market generally.

         AMERICAN CENTURY VP ULTRA FUND: CLASS I

         Investment Objective: Capital growth by investing in common stocks of growing companies. The basis of the strategy used by the Fund is that, over the long term, stocks of companies with earnings and revenue growth have a greater than average chance to increase in value over time. This strategy looks for stocks of large companies with earnings and revenues that are not only growing, but growing at a successively faster or accelerating pace. Although most of the Fund's assets will be invested in U.S. companies, there is no limit on the amount of assets the Fund can invest in foreign companies. Most of the Fund's foreign investments are in companies located and doing business in developed countries.

     DREYFUS INVESTMENT PORTFOLIOS

         SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES

         Investment Objective: Seeks to match the performance of the Standard & Poor's SmallCap 600 Index. To pursue this goal, the Portfolio invests in a representative sample of stocks included in the S&P SmallCap 600 Index, and in futures whose performance is related to the Index, rather than attempt to replicate the Index. The Portfolio attempts to have a correlation between its performance and that of the Index of at least .95, before expenses. The Portfolio's investments are selected by a "sampling" process based on market capitalization, industry representation and other means. By using this sampling process, the Portfolio typically will not invest in all 600 stocks in the S&P SmallCap 600 Index.

     FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

         VIP III VALUE STRATEGIES PORTFOLIO: SERVICE CLASS

         Investment Objective: Capital appreciation. The Portfolio pursues its objective by investing primarily in common stocks.

     GARTMORE VARIABLE INSURANCE TRUST

         GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND: CLASS I

         Subadviser: Gartmore Global Partners

         Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies with business operations in the financial services sector. These companies will be economically tied to a number of countries throughout the world, including the United States.

         GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS I

         Investment Objective: Long-term capital appreciation. To achieve its objective, the Fund normally invests at least 80% of its assets in equity securities issued by U.S. and foreign companies engaged in the development, production, or distribution of products and services that have a health sciences orientation (those that focus on maintaining or improving one's quality of life). These companies will be economically tied to a number of countries throughout the world, including the United States.

         GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS I

         Subadviser: Gartmore Global Partners

         Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies with business operations in the utilities sector. These companies will be economically tied to a number of countries throughout the world, including the United States.

         GARTMORE GVIT NATIONWIDE LEADERS FUND: CLASS I

         Investment Objective: High total return from a concentrated portfolio of U.S. securities. To achieve its objective, the Fund typically invests at least 80% of its net assets in equity securities, primarily in common stocks and convertible securities of U.S. leaders. A U.S. leader is a company with a strong and improving franchise that is well positioned to take advantage of opportunities in the marketplace. The Fund typically invests in a core group of 20 to 30 common stocks of large capitalization companies.

         GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS I

         Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities of U.S. growth leaders. The Fund will invest in companies whose earnings are expected to grow faster than other companies in the market. The Fund typically invests in a core group of 20 to 30 common stocks of large capitalization companies.

9.    APPENDIX B OF THE PROSPECTUS IS AMENDED TO ADD THE FOLLOWING:

                        PERFORMANCE TABLE - TOTAL RETURN


                                                    Annual Percentage Change           Non Annualized Percentage Change
                                                    ------------------------  ----------------------------------------------------
                                  Fund    Unit                                1 mo     1 Yr    2 Yrs    3 Yrs.   5 yrs.  Inception
 UNDERLYING INVESTMENT OPTIONS Inception  Values    1999     2000      2001     To       to       to       to       to      to
                                 Date**  12/31/01                            12/31/01 12/31/01 12/31/01 12/31/01 12/31/01 12/31/01
American Century Variable       10/30/97   12.27    18.02    -10.62    -8.35    2.05    -8.35   -18.08    -3.32       NA  32.22
Portfolios, Inc. - American
Century VP Income & Growth:
Class I

American Century Variable       05/01/94   11.48    64.04    -16.83   -29.17    1.38   -29.17   -41.09    -3.36    36.15  66.04
Portfolios, Inc. - American
Century  VP International
Class I

American Century Variable       05/01/96   13.85    -0.85     18.14    12.82    3.77    12.82    33.29    32.16    74.64  96.10
Portfolios, Inc. - American
Century VP Value Class I

The Dreyfus Socially            10/06/93   11.59    30.08    -11.03   -22.57   -0.35   -22.57   -31.12   -10.40    48.89 164.64
Responsible Growth Fund, Inc.:
Initial Shares

Dreyfus Stock Index Fund,       09/29/89   12.32    20.60     -9.28   -12.18    0.83   -12.18   -20.33    -3.92    63.79 315.20
Inc.: Initial Shares

Dreyfus Variable Investment     04/05/93   13.08    11.46     -0.65    -9.31    0.04    -9.31    -9.90     0.42    67.44 208.73
Fund - Appreciation Portfolio:
Initial Shares

Federated Insurance Series -    04/22/99   11.77       NA     10.45     8.01   -0.62     8.01    19.30       NA       NA  16.91
Federated Quality Bond Fund
ll: Primary Shares

Fidelity VIP Equity-Income      10/09/86   12.18     6.25      8.30    -5.09    2.16    -5.09     2.79     9.22    56.01 466.39
Portfolio: Service Class

Fidelity VIP Growth Portfolio:  10/09/86   14.00    37.29    -11.07   -17.73    0.63   -17.73   -26.83     0.45    72.83 610.75
Service Class

Fidelity VIP High Income        09/19/85    7.04     8.07    -22.61   -11.90   -0.31   -11.90   -31.82   -26.31   -17.19 199.17
Portfolio: Service Class

Fidelity VIP Overseas           01/28/87   10.21    42.46    -19.15   -21.27   -0.07   -21.27   -36.35    -9.32    13.94 142.16
Portfolio: Service Class

Fidelity VIP II Contrafund(R)   01/03/95   13.19    24.15     -6.71   -12.36    2.35   -12.36   -18.25     1.49    63.64 177.15
Portfolio: Service Class

Fidelity VIP III Growth         01/03/95    9.19     4.18    -17.18   -14.44    1.07   -14.44   -29.13   -26.17    19.45  87.22
Opportunities Portfolio:
Service Class

GVIT Comstock GVIT Value Fund:  10/31/97   10.71    18.49    -10.62   -12.15    0.98   -12.15   -21.48    -6.97       NA   9.01
Class I

GVIT Dreyfus GVIT Mid Cap       10/31/97   15.24    20.92     15.21    -1.30    5.13    -1.30    13.70    37.49       NA  51.81
Index Fund: Class I

GVIT Federated GVIT Equity      10/31/97   10.44     3.19     -8.28     4.22   -0.30     4.22    -4.41    -1.36       NA   6.74
Income Fund: Class I

GVIT Gartmore GVIT Emerging     08/30/00    8.26       NA        NA    -5.18    7.48    -5.18       NA       NA       NA -28.73
Markets Fund: Class I

GVIT Gartmore GVIT Global       06/30/00    3.45       NA        NA   -42.72    0.72   -42.72       NA       NA       NA -57.02
Technology and Communications
Fund: Class I

GVIT Gartmore GVIT Government   11/08/82   12.84    -2.35     12.54     7.25   -0.81     7.25    20.70    17.87    40.78 399.06
Bond Fund: Class I

GVIT Gartmore GVIT Growth       04/15/92    7.16     4.28    -26.53   -28.13    1.25   -28.13   -47.20   -44.94    -3.77  80.42   -
Fund: Class I

GVIT Gartmore GVIT              08/30/00    6.60       NA        NA   -28.65    0.82   -28.65       NA       NA       NA -38.42
International Growth Fund:
Class I

GVIT Gartmore GVIT Investor     12/12/01   10.01       NA        NA       NA      NA       NA       NA       NA       NA   0.34
Destinations Conservative Fund

GVIT Gartmore GVIT Investor     12/12/01   10.06       NA        NA       NA      NA       NA       NA       NA       NA   0.65
Destinations Moderately
Conservative Fund

GVIT Gartmore GVIT Investor     12/12/01   10.11       NA        NA       NA      NA       NA       NA       NA       NA   0.84
Destinations Moderate Fund

GVIT Gartmore GVIT Investor     12/12/01   10.17       NA        NA       NA      NA       NA       NA       NA       NA   1.12
Destinations Moderately
Aggressive Fund

GVIT Gartmore GVIT Investor     12/12/01   10.22       NA        NA       NA      NA       NA       NA       NA       NA   1.31
Destinations Aggressive Fund

GVIT Gartmore GVIT Money        11/10/81   12.12     4.85      6.03     3.60    0.13     3.60     9.85    15.17    27.63 264.31
Market Fund: Class I

GVIT Gartmore GVIT Total        11/08/82   10.90     6.94     -2.12   -11.82    1.53   -11.82   -13.69    -7.70    41.06 963.83
Return Fund: Class I

GVIT Gartmore GVIT Worldwide    10/31/97   10.43    22.92    -12.32   -18.81    2.21   -18.81   -28.81   -12.49       NA   5.48
Leaders Fund: Class I

GVIT GVIT Small Cap Growth      05/03/99   15.32       NA    -16.17   -10.84    4.70   -10.84   -25.25       NA       NA  53.24
Fund: Class I

GVIT Small Cap Value Fund:      10/31/97   17.68    27.84     11.20    28.28    7.05    28.28    42.64    82.35       NA  73.91
Class I

GVIT GVIT Small Company Fund:   10/23/95   14.78    44.02      8.90    -6.70    4.31    -6.70     1.60    46.32    73.44 143.66
Class I

GVIT J.P. Morgan GVIT Balanced  10/31/97   10.46     0.87     -0.35    -3.67    0.22    -3.67    -4.01    -3.18       NA   6.16
Fund: Class I

GVIT MAS GVIT Multi Sector      10/31/97   11.47     1.56      5.65     4.19   -0.29     4.19    10.08    11.79       NA  15.89
Bond Fund: Class I

GVIT Nationwide GVIT Strategic  10/31/97   10.13    -3.07      7.61    -3.26    4.35    -3.26     4.11     0.91       NA   2.95
Value Fund: Class I

GVIT Strong GVIT Mid Cap        10/31/97   12.49    84.75    -15.38   -30.31    1.76   -30.31   -41.02     8.96       NA  27.60
Growth Fund: Class I

GVIT Turner GVIT Growth Focus   06/30/00    3.87       NA        NA   -39.03   -0.27   -39.03       NA       NA       NA -63.60
Fund: Class I


                               Annualized Percentage Change
                               ----------------------------
                                3 Yrs.   5 yrs.  Inception
 UNDERLYING INVESTMENT OPTIONS   to       to       To
                              12/31/01  12/31/01  12/31/01
American Century Variable       -1.12       NA     6.93
Portfolios, Inc. - American
Century VP Income & Growth:
Class I

American Century Variable       -1.13     6.37     6.84
Portfolios, Inc. - American
Century  VP International
Class I

American Century Variable        9.74    11.80    12.63
Portfolios, Inc. - American
Century VP Value Class I

The Dreyfus Socially            -3.59     8.29    12.55
Responsible Growth Fund, Inc.:
Initial Shares

Dreyfus Stock Index Fund,       -1.32    10.37    12.32
Inc.: Initial Shares

Dreyfus Variable Investment      0.14    10.86    13.77
Fund - Appreciation Portfolio:
Initial Shares

Federated Insurance Series -       NA       NA     5.98
Federated Quality Bond Fund
ll: Primary Shares

Fidelity VIP Equity-Income       2.98     9.30    12.06
Portfolio: Service Class

Fidelity VIP Growth Portfolio:   0.15    11.56    13.75
Service Class

Fidelity VIP High Income        -9.68    -3.70     6.96
Portfolio: Service Class

Fidelity VIP Overseas           -3.21     2.64     6.11
Portfolio: Service Class

Fidelity VIP II Contrafund(R)    0.50    10.35    15.70
Portfolio: Service Class

Fidelity VIP III Growth         -9.62     3.62     9.38
Opportunities Portfolio:
Service Class

GVIT Comstock GVIT Value Fund:  -2.38       NA     2.09
Class I

GVIT Dreyfus GVIT Mid Cap       11.20       NA    10.54
Index Fund: Class I

GVIT Federated GVIT Equity      -0.46       NA     1.58
Income Fund: Class I

GVIT Gartmore GVIT Emerging        NA       NA   -22.39
Markets Fund: Class I

GVIT Gartmore GVIT Global          NA       NA   -43.05
Technology and Communications
Fund: Class I

GVIT Gartmore GVIT Government    5.63     7.08     8.76
Bond Fund: Class I

GVIT Gartmore GVIT Growth      -18.04    -0.76     6.27
Fund: Class I

GVIT Gartmore GVIT                 NA       NA   -30.44
International Growth Fund:
Class I

GVIT Gartmore GVIT Investor        NA       NA       NA
Destinations Conservative Fund

GVIT Gartmore GVIT Investor        NA       NA       NA
Destinations Moderately
Conservative Fund

GVIT Gartmore GVIT Investor        NA       NA       NA
Destinations Moderate Fund

GVIT Gartmore GVIT Investor        NA       NA       NA
Destinations Moderately
Aggressive Fund

GVIT Gartmore GVIT Investor        NA       NA       NA
Destinations Aggressive Fund

GVIT Gartmore GVIT Money         4.82     5.00     6.63
Market Fund: Class I

GVIT Gartmore GVIT Total        -2.63     7.12    13.15
Return Fund: Class I

GVIT Gartmore GVIT Worldwide    -4.35       NA     1.29
Leaders Fund: Class I

GVIT GVIT Small Cap Growth         NA       NA    17.41
Fund: Class I

GVIT Small Cap Value Fund:      22.17       NA    14.20
Class I

GVIT GVIT Small Company Fund:   13.53    11.64    15.48
Class I

GVIT J.P. Morgan GVIT Balanced  -1.07       NA     1.45
Fund: Class I

GVIT MAS GVIT Multi Sector       3.79       NA     3.60
Bond Fund: Class I

GVIT Nationwide GVIT Strategic   0.30       NA     0.70
Value Fund: Class I

GVIT Strong GVIT Mid Cap         2.90       NA     6.02
Growth Fund: Class I

GVIT Turner GVIT Growth Focus      NA       NA   -49.02
Fund: Class I


                                                    Annual Percentage Change              Non Annualized Percentage Change
                                                    ------------------------   ----------------------------------------------------

                                  Fund    Unit                                  1 mo     1 Yr    2 Yrs    3 Yrs.   5 yrs. Inception
 UNDERLYING INVESTMENT OPTIONS Inception  Values    1999     2000      2001      To       to       to       to       to      to
                                 Date**  12/31/01                             12/31/01 12/31/01 12/31/01 12/31/01 12/31/01 12/31/01
Janus Aspen Series - Janus     05/01/97    6.44     66.95    -19.35   -21.83     1.33  -21.83     -36.96    5.25      NA    110.68
Capital Appreciation
Portfolio: Service Shares

Janus Aspen Series - Janus     01/18/00    4.13        NA        NA   -37.31     1.49  -37.31         NA      NA      NA    -58.70
Global Technology
Portfolio: Service Shares

Janus Aspen Series - Janus     05/02/94    6.34     82.31    -16.97   -23.43     3.80  -23.43     -36.42   15.91   61.07    159.56
International Growth
Portfolio: Service Shares

Neuberger Berman AMT           11/03/97   15.07     14.93      1.13    -1.51     1.17   -1.51      -0.39   14.48      NA     58.57
Guardian Portfolio

Neuberger Berman AMT           11/03/97   14.95     53.89     -7.46   -24.64     2.29  -24.64     -30.27    7.31      NA     75.18
Mid-Cap Growth Portfolio

Neuberger Berman AMT           03/22/94   10.95      7.37      0.70    -2.83     2.65   -2.83      -2.14    5.07   43.70    148.26
Partners Portfolio

Oppenheimer Variable           08/15/86   12.59     83.60    -11.24   -31.27     2.44  -31.27     -38.99   12.01   40.55    536.72
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class

Oppenheimer Variable           04/03/85   15.32     41.66     -0.23   -12.58     1.67  -12.58     -12.78   23.56   94.10    855.21
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class

Oppenheimer Variable           06/30/95    8.44     58.48      5.09   -12.04     2.38  -12.04      -7.56   46.50  104.65    281.62
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class

Oppenheimer Variable           07/05/95   10.44     21.71     -8.78   -10.16     1.71  -10.16     -18.04   -0.25   38.36    129.64
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA:
Initial Class

Strong Opportunity Fund        06/30/95    9.51     34.91      6.35    -3.48     4.08   -3.48       2.65   38.48   97.26    341.72
II, Inc.

The Universal                  06/16/97   11.36     29.37     11.39    10.10     2.53   10.10      22.64   58.66      NA     14.52
Institutional Funds, Inc.
- Emerging Markets Debt
Portfolio

The Universal                  10/18/99    6.14        NA     -7.33   -29.31     2.46  -29.31     -34.49      NA      NA     -9.34
Institutional Funds, Inc.
- Mid Cap Growth Portfolio

The Universal                  07/03/95   12.01     -3.37     28.06     9.84     2.71    9.84      40.66   35.92   45.92    122.17
Institutional Funds, Inc.
- U.S. Real Estate
Portfolio

Van Eck Worldwide              12/21/95    7.53    100.28    -41.87    -1.81     6.54   -1.81     -42.92   14.33  -33.43    -16.42
Insurance Trust -
Worldwide Emerging Markets
Fund

Van Eck Worldwide              09/01/89    8.33     21.00     11.40   -10.44     4.09  -10.44      -0.23   20.72  -18.06     46.53
Insurance Trust -
Worldwide Hard Assets Fund

                                 Annualized Percentage Change
                                 ----------------------------
                                 3 Yrs.   5 yrs.  Inception
 UNDERLYING INVESTMENT OPTIONS    to       to       To
                                 2/31/01 12/31/01 12/31/01
Janus Aspen Series - Janus       1.72       NA     17.32
Capital Appreciation
Portfolio: Service Shares

Janus Aspen Series - Janus         NA       NA    -36.43
Global Technology
Portfolio: Service Shares

Janus Aspen Series - Janus       5.05    10.00     13.26
International Growth
Portfolio: Service Shares

Neuberger Berman AMT             4.61       NA     11.72
Guardian Portfolio

Neuberger Berman AMT             2.38       NA     14.43
Mid-Cap Growth Portfolio

Neuberger Berman AMT             1.66     7.52     12.41
Partners Portfolio

Oppenheimer Variable             3.85     7.05     12.79
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class

Oppenheimer Variable             7.31    14.18     14.43
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class

Oppenheimer Variable            13.57    15.40     12.78
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class

Oppenheimer Variable            -0.08     6.71     13.67
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA:
Initial Class

Strong Opportunity Fund         11.46    14.55     16.65
II, Inc.

The Universal                   16.63       NA      3.03
Institutional Funds, Inc.
- Emerging Markets Debt
Portfolio

The Universal                      NA       NA     -4.36
Institutional Funds, Inc.
- Mid Cap Growth Portfolio

The Universal                   10.77     7.85     13.08
Institutional Funds, Inc.
- U.S. Real Estate
Portfolio

Van Eck Worldwide                4.56    -7.82     -2.93
Insurance Trust -
Worldwide Emerging Markets
Fund

Van Eck Worldwide                6.48    -3.91      3.15
Insurance Trust -
Worldwide Hard Assets Fund

                                  1 YEAR TO      2 YEARS TO      3 YEARS TO      5 YEARS TO       10 YEARS TO       INCEPTION TO
                                  ---------      -----------     -----------     -----------      ------------      ------------
                                  12/31/01       12/31/01        12/31/01         12/31/01         12/31/01          12/31/01
                                  --------       --------        --------         --------         --------          --------
                        FUND             CASH           CASH            CASH             CASH              CASH            CASH
UNDERLYING MUTUAL FUND INCEPTION ACCUM.  SURR.  ACCUM.  SURR.   ACCUM.  SURR.   ACCUM.   SURR.    ACCUM.   SURR.  ACCUM.   SURR.
        OPTIONS         DATE**   VALUE   VALUE  VALUE   VALUE   VALUE   VALUE   VALUE    VALUE    VALUE    VALUE  VALUE    VALUE

American Century        10/30/97 $7,351 $3,420 $13,742 $10,007 $21,914 $18,573     NA      NA       NA       NA  $44,948   $42,196
Variable Portfolios,
Inc. - American
Century VP Income &
Growth: Class I

American Century        05/01/94 $5,546 $1,615 $10,092  $6,358 $18,271 $14,930 $38,664 $35,912       NA       NA  $75,806  $74,233
Variable Portfolios,
Inc. - American
Century  VP
International Class I

American Century        05/01/96 $9,183 $5,252 $19,719 $15,985 $30,693 $27,351 $56,280 $53,528       NA       NA  $70,188  $67,830
Variable Portfolios,
Inc. - American
Century VP Value Class
I

The Dreyfus Socially    10/06/93 $6,117 $2,186 $11,502  $7,767 $19,122 $15,781 $40,607 $37,856       NA       NA $108,140 $106,961
Responsible Growth
Fund, Inc.: Initial
Shares

Dreyfus Stock Index     09/29/89 $7,016 $3,085 $13,246  $9,511 $21,385 $18,044 $44,740 $41,989 $153,228 $152,245 $238,443 $238,050
Fund, Inc.: Initial
Shares

Dreyfus Variable        04/05/93 $7,269 $3,339 $14,360 $10,626 $22,816 $19,475 $47,140 $44,389       NA       NA $130,664 $129,485
Investment Fund -
Appreciation
Portfolio: Initial
Shares

Federated Insurance     04/22/99 $8,802 $4,872 $18,269 $14,535      NA     NA       NA      NA       NA       NA  $27,739  $24,398
Series - Federated
Quality Bond Fund ll:
Primary Shares

Fidelity VIP            10/09/86 $7,644 $3,713 $15,741 $12,007 $24,897 $21,556 $47,543 $44,792 $152,694 $151,712 $349,800 $349,800
Equity-Income
Portfolio: Service
Class

Fidelity VIP Growth     10/09/86 $6,520 $2,590 $12,256  $8,522 $20,789 $17,448 $46,135 $43,383 $156,703 $155,721 $404,028 $404,028
Portfolio: Service
Class

Fidelity VIP High       09/19/85 $7,089 $3,158 $12,361  $8,627 $18,671 $15,330 $31,100 $28,348  $79,505  $78,522 $197,679 $197,679
Income Portfolio:
Service Class

Fidelity VIP II         01/03/95 $6,985 $3,054 $13,384  $9,650 $21,963 $18,622 $45,922 $43,170       NA       NA  $84,000  $82,035
Contrafund(R)Portfolio:
Service Class

Fidelity VIP III        01/03/95 $6,806 $2,875 $12,297  $8,563 $18,610 $15,269 $35,775 $33,023       NA       NA  $61,848  $59,883
Growth Opportunities
Portfolio: Service
Class

Fidelity VIP Overseas   01/28/87 $6,246 $2,315 $11,159  $7,425 $18,861 $15,520 $36,389 $33,637  $97,898  $96,916 $180,195 $180,195
Portfolio: Service
Class

GVIT Comstock GVIT      10/31/97 $8,481 $4,550 $15,974 $12,240 $24,267 $20,926      NA      NA       NA       NA  $42,770  $40,018
Value Fund: Class I

GVIT Federated GVIT     10/31/97 $7,021 $3,090 $13,181  $9,447 $21,067 $17,726      NA      NA       NA       NA  $40,109  $37,358
Equity Income Fund:
Class I 1

GVIT Gartmore GVIT      08/30/00 $7,620 $3,689      NA      NA      NA     NA       NA      NA       NA       NA  $14,919  $11,184
Emerging Markets Fund:
Class I

GVIT Gartmore GVIT      06/30/00 $4,301 $0,370      NA      NA      NA     NA       NA      NA       NA       NA  $10,117   $6,383
Global Technology and
Communications Fund:
Class I

GVIT Gartmore GVIT      11/08/82 $8,733 $4,802 $18,324 $14,589 $28,099 $24,758 $50,016 $47,265 $117,222 $116,239 $365,259 $365,259
Government Bond Fund:
Class I

GVIT Gartmore GVIT      04/15/92 $5,580 $1,649  $9,640  $5,905 $14,477 $11,135 $28,080 $25,328       NA       NA  $90,621  $89,638
Growth Fund: Class I

GVIT Gartmore GVIT      08/30/00 $5,600 $1,669      NA      NA      NA     NA       NA      NA       NA       NA  $13,243   $9,508
International Growth
Fund: Class I

GVIT Gartmore GVIT      12/12/01     NA     NA      NA      NA      NA     NA       NA      NA       NA       NA   $9,274   $5,343
Investor Destinations
Aggressive Fund

GVIT Gartmore GVIT      12/12/01     NA     NA      NA      NA      NA     NA       NA      NA       NA       NA   $9,257   $5,326
Investor Destinations
Moderately Aggressive
Fund

GVIT Gartmore GVIT      12/12/01     NA     NA      NA      NA      NA     NA       NA      NA       NA       NA   $9,213   $5,283
Investor Destinations
Moderately
Conservative Fund

GVIT Gartmore GVIT      12/12/01     NA     NA      NA      NA      NA     NA       NA      NA       NA       NA   $9,185   $5,254
Investor Destinations
Moderately
Conservative Fund

GVIT Gartmore GVIT      12/12/01     NA     NA      NA      NA      NA     NA       NA      NA       NA       NA   $9,231   $5,300
Investor Destinations
Moderate Fund

GVIT Gartmore GVIT      11/10/81 $8,414 $4,483 $17,114 $13,380 $26,725 $23,383 $46,945 $44,194 $103,381 $102,398 $291,605 $291,605
Money Market Fund:
Class I

GVIT Gartmore GVIT      11/08/82 $7,038 $3,107 $13,824 $10,090 $21,630 $18,289 $41,995 $39,244 $131,088 $130,105 $544,585 $544,585
Total Return Fund:
Class I Gartmore GVIT
Tot Return-Class 1

GVIT Gartmore GVIT      10/31/97 $6,426 $2,495 $11,964  $8,230 $19,408 $16,066      NA      NA       NA       NA  $39,167  $36,416
Worldwide Leaders
Fund: Class I

GVIT GVIT Small Cap     05/03/99 $7,097 $3,166 $12,945  $9,210      NA     NA       NA      NA       NA       NA  $27,153  $23,812
Growth Fund: Class I

GVIT GVIT Small         10/23/95 $7,478 $3,547 $15,553 $11,819 $27,708 $24,367 $53,697 $50,946       NA       NA  $88,327  $86,361
Company Fund: Class I

GVIT J.P. Morgan GVIT   10/31/97 $7,769 $3,838 $15,339 $11,605 $23,484 $20,142      NA      NA       NA       NA  $41,611  $38,859
Balanced Fund: Class I

GVIT MAS GVIT Multi     10/31/97 $8,463 $4,533 $17,169 $13,434 $26,478 $23,137      NA      NA       NA       NA  $45,699  $42,948
Sector Bond Fund:
Class I

GVIT Nationwide GVIT    10/31/97 $7,786 $3,855 $16,012 $12,278 $24,457 $21,116      NA      NA       NA       NA  $44,549  $41,797
Strategic Value Fund:
Class I

GVIT Small Cap Value    10/31/97$10,609 $6,678 $22,019 $18,285 $37,133 $33,792      NA      NA       NA       NA  $65,290  $62,538
Fund: Class I

GVIT Strong GVIT Mid    10/31/97 $5,440 $1,509 $10,055  $6,321 $19,345 $16,004      NA      NA       NA       NA  $42,248  $39,497
Cap Growth Fund:
Class I

GVIT Turner GVIT        06/30/00 $4,644 $0,713      NA      NA      NA     NA       NA      NA       NA       NA   $9,780   $6,046
Growth Focus Fund:
Class I

Janus Aspen Series -    05/01/97 $6,171 $2,240 $11,060  $7,325 $20,049 $16,708      NA      NA       NA       NA  $47,271  $44,519
Janus Capital
Appreciation
Portfolio: Service
Shares

Janus Aspen Series -    01/18/00 $4,789 $0,859      NA      NA      NA     NA       NA      NA       NA       NA   $7,935   $4,201
Janus Global
Technology Portfolio:
Service Shares

Janus Aspen Series -    05/02/94 $6,027 $2,096 $10,984  $7,250 $20,770 $17,429 $44,865 $42,114       NA       NA  $99,656  $98,084
Janus International
Growth Portfolio:
Service Shares

Neuberger Berman AMT    11/03/97 $7,967 $4,036 $15,841 $12,107 $25,454 $22,113      NA      NA       NA       NA  $49,404  $46,653
Guardian Portfolio

Neuberger Berman AMT    11/03/97 $5,903 $1,972 $11,415  $7,680 $20,432 $17,091      NA      NA       NA       NA  $48,644  $45,892
Mid-Cap Growth
Portfolio

Neuberger Berman AMT    03/22/94 $7,827 $3,896 $15,520 $11,785 $24,352 $21,011 $44,984 $42,233       NA       NA  $97,358  $95,785
Partners Portfolio

Oppenheimer Variable    08/15/86 $5,319 $1,389 $10,154  $6,420 $19,693 $16,352 $41,045 $38,293 $132,499 $131,516 $344,789 $344,789
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA:
Initial Class

Oppenheimer Variable    04/03/85 $6,989 $3,058 $13,901 $10,167 $24,284 $20,943 $52,460 $49,708 $184,906 $183,923 $517,615 $517,615
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class

Oppenheimer Variable    06/30/95 $7,005 $3,074 $14,344 $10,610 $26,603 $23,262 $56,760 $54,008 $173,158 $172,175 $219,001 $218,411
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class

Oppenheimer Variable    07/05/95 $7,196 $3,265 $13,618  $9,884 $22,066 $18,725 $41,786 $39,034       NA       NA  $70,093  $68,128
Account Funds -
Oppenheimer Main
Street Growth & Income
Fund/VA: Initial Class

Strong Opportunity      06/30/95 $7,772 $3,841 $15,904 $12,170 $27,521 $24,180 $56,297 $53,546       NA       NA $177,494 $176,511
Fund II, Inc.

The Universal           06/16/97 $8,950 $5,020 $18,715 $14,980 $31,932 $28,591      NA      NA       NA       NA  $48,582  $45,830
Institutional Funds,
Inc. - Emerging
Markets Debt Portfolio

The Universal           10/18/99 $5,509 $1,578 $10,657  $6,923      NA     NA       NA      NA       NA       NA  $22,543  $19,202
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio

The Universal           07/03/95 $8,935 $5,005 $20,229 $16,495 $31,472 $28,131 $53,112 $50,361       NA       NA  $83,239  $81,273
Institutional Funds,
Inc. - U.S. Real
Estate Portfolio

Van Eck Worldwide       12/21/95 $7,899 $3,968 $12,206  $8,472 $22,021 $18,680 $33,309 $30,558       NA       NA  $51,104  $49,139
Insurance Trust -
Worldwide Emerging
Markets Fund

Van Eck Worldwide       09/01/89 $7,188 $3,257 $15,076 $11,342 $25,202 $21,861 $38,560 $35,809  $87,681  $86,698 $118,241 $117,848
Insurance Trust -
Worldwide Hard Assets
Fund

10.      APPENDIX C OF THE PROSPECTUS IS ADDED AS FOLLOWS:

APPENDIX C:  ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES,
AND DEATH BENEFITS

The illustrations in this prospectus have been prepared to help show how values under the policies change with investment performance. The illustrations illustrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values, cash surrender values and death benefits may be different. For hypothetical returns of 0% and 6%, the illustrations also illustrate when the policies would go into default, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is no policy indebtedness, no additional premium payments are made, no cash values are allocated to the fixed account, and there are no changes in the specified amount or death benefit option.

The amounts shown for the cash value, cash surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the deduction of underlying mutual fund investment advisory fees and other expenses, which are equivalent to an annual effective rate of 0.94% This effective rate is based on the average of the fund expenses, after expense reimbursement, for the preceding year for all underlying mutual fund options available under the policy as of December 31, 2001. Some underlying mutual funds are subject to expense reimbursements and fee waivers. Absent expense reimbursement and fee waivers, the annual effective rate would have been _0.69%. Nationwide anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. Should there be an increase or decrease in the expense reimbursements or fee waivers of these underlying mutual funds, such change will be reflected in the net asset value of the corresponding underlying mutual fund.

Taking into account the underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -0.94% 5.06% and 11.06%.

The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection, recovering taxes, providing for administrative expenses, and assuming mortality and expense risks. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated.

The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations. Upon request, Nationwide will furnish a comparable illustration based on the proposed insured's age, sex, smoking classification, rating classification and premium payment requested.

                             DEATH BENEFIT OPTION 1
                $2,000 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 55
                                 CURRENT VALUES

                                       0% HYPOTHETICAL GROSS              6% HYPOTHETICAL GROSS          12% HYPOTHETICAL GROSS
                                         INVESTMENT RETURN                  INVESTMENT RETURN               INVESTMENT RETURN
                                   -------------------------------   ----------------------------    ----------------------------
                    PREMIUMS
                    PAID PLUS                     CASH                            CASH                           CASH
   POLICY          INTEREST AT     CASH         SURRENDER  DEATH       CASH    SURRENDER    DEATH     CASH     SURRENDER    DEATH
    YEAR                5%         VALUE          VALUE   BENEFIT      VALUE     VALUE     BENEFIT    VALUE       VALUE    BENEFIT
     1                2,100        1,362            412   100,000      1,456         506   100,000    1,551        601     100,000
     2                4,305        2,613          1,469   100,000      2,884       1,740   100,000    3,167      2,023     100,000
     3                6,620        3,933          2,910   100,000      4,466       3,442   100,000    5,044      4,020     100,000
     4                9,051        5,151          4,188   100,000      6,033       5,070   100,000    7,029      6,066     100,000
     5               11,604        6,265          5,422   100,000      7,584       6,742   100,000    9,134      8,291     100,000
     6               14,284        7,295          6,572   100,000      9,137       8,414   100,000   11,391     10,669     100,000
     7               17,098        8,234          7,632   100,000     10,685      10,083   100,000   13,812     13,210     100,000
     8               20,053        9,088          8,606   100,000     12,233      11,751   100,000   16,422     15,940     100,000
     9               23,156        9,861          9,500   100,000     13,788      13,427   100,000   19,249     18,888     100,000
    10               26,414       10,547         10,246   100,000     15,343      15,042   100,000   22,314     22,013     100,000
    11               29,834       11,101         10,861   100,000     16,857      16,616   100,000   25,607     25,367     100,000
    12               33,426       11,560         11,379   100,000     18,363      18,182   100,000   29,195     29,014     100,000
    13               37,197       11,969         11,848   100,000     19,908      19,788   100,000   33,155     33,034     100,000
    14               41,157       12,314         12,254   100,000     21,481      21,421   100,000   37,523     37,463     100,000
    15               45,315       12,548         12,548   100,000     23,043      23,043   100,000   42,320     42,320     100,000
    16               49,681       12,769         12,769   100,000     24,755      24,755   100,000   47,887     47,887     100,000
    17               54,265       12,863         12,863   100,000     26,467      26,467   100,000   54,074     54,074     100,000
    18               59,078       12,827         12,827   100,000     28,180      28,180   100,000   60,976     60,976     100,000
    19               64,132       12,656         12,656   100,000     29,895      29,895   100,000   68,706     68,706     100,000
    20               69,439       12,338         12,338   100,000     31,611      31,611   100,000   77,393     77,393     100,000
    21               75,010       11,841         11,841   100,000     33,310      33,310   100,000   87,188     87,188     100,000
    22               80,861       11,089         11,089   100,000     34,943      34,943   100,000   98,267     98,267     103,180
    23               87,004       10,042         10,042   100,000     36,492      36,492   100,000  110,564    110,564     116,092
    24               93,454        8,657          8,657   100,000     37,938      37,938   100,000  124,125    124,125     130,331
    25              100,227        6,869          6,869   100,000     39,250      39,250   100,000  139,073    139,073     146,026
    26              107,338        4,410          4,410   100,000     40,267      40,267   100,000  155,526    155,526     163,302
    27              114,805        1,407          1,407   100,000     41,092      41,092   100,000  173,644    173,644     182,326
    28              122,645          (*)            (*)       (*)     41,687      41,687   100,000  193,588    193,588     203,268
    29              130,878          (*)            (*)       (*)     42,003      42,003   100,000  215,529    215,529     226,306
    30              139,522          (*)            (*)       (*)     41,968      41,968   100,000  239,651    239,651     251,633


(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2)  CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 1
                $2,000 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 55
                                GUARANTEED VALUES

                                      0% Hypothetical Gross             6% Hypothetical Gross         12% Hypothetical Gross
                                        Investment Return                 Investment Return              Investment Return
                                  ----------------------------     ----------------------------     ----------------------------
                     Premiums
                    Paid Plus                Cash                               Cash                              Cash
           Policy  Interest at    Cash    Surrender    Death       Cash      Surrender  Death       Cash      Surrender   Death
             Year       5%        Value     Value     Benefit      Value       Value    Benefit     Value        Value   Benefit
              1       2,100         743          -    100,000        818           -    100,000        894           -   100,000
              2       4,305       1,397        254    100,000      1,593         449    100,000      1,798         655   100,000
              3       6,620       2,138      1,115    100,000      2,503       1,479    100,000      2,902       1,878   100,000
              4       9,051       2,778      1,815    100,000      3,361       2,398    100,000      4,028       3,064   100,000
              5      11,604       3,306      2,463    100,000      4,156       3,313    100,000      5,168       4,325   100,000
              6      14,284       3,712      2,990    100,000      4,871       4,149    100,000      6,315       5,592   100,000
              7      17,098       3,984      3,382    100,000      5,492       4,890    100,000      7,457       6,855   100,000
              8      20,053       4,102      3,621    100,000      5,993       5,512    100,000      8,578       8,096   100,000
              9      23,156       4,047      3,686    100,000      6,349       5,988    100,000      9,656       9,295   100,000
             10      26,414       3,798      3,497    100,000      6,532       6,231    100,000     10,673      10,372   100,000
             11      29,834       3,335      3,094    100,000      6,513       6,272    100,000     11,607      11,366   100,000
             12      33,426       2,637      2,456    100,000      6,261       6,081    100,000     12,433      12,252   100,000
             13      37,197       1,681      1,561    100,000      5,742       5,621    100,000     13,126      13,005   100,000
             14      41,157         437        377    100,000      4,911       4,851    100,000     13,651      13,591   100,000
             15      45,315         (*)        (*)        (*)      3,709       3,709    100,000     13,959      13,959   100,000
             16      49,681         (*)        (*)        (*)      2,111       2,111    100,000     14,100      14,100   100,000
             17      54,265         (*)        (*)        (*)        (*)         (*)        (*)     13,887      13,887   100,000
             18      59,078         (*)        (*)        (*)        (*)         (*)        (*)     13,206      13,206   100,000
             19      64,132         (*)        (*)        (*)        (*)         (*)        (*)     11,914      11,914   100,000
             20      69,439         (*)        (*)        (*)        (*)         (*)        (*)      9,842       9,842   100,000
             21      75,010         (*)        (*)        (*)        (*)         (*)        (*)      6,787       6,787   100,000
             22      80,861         (*)        (*)        (*)        (*)         (*)        (*)      2,488       2,488   100,000
             23      87,004         (*)        (*)        (*)        (*)         (*)        (*)        (*)         (*)       (*)
             24      93,454         (*)        (*)        (*)        (*)         (*)        (*)        (*)         (*)       (*)
             25     100,227         (*)        (*)        (*)        (*)         (*)        (*)        (*)         (*)       (*)
             26     107,338         (*)        (*)        (*)        (*)         (*)        (*)        (*)         (*)       (*)
             27     114,805         (*)        (*)        (*)        (*)         (*)        (*)        (*)         (*)       (*)
             28     122,645         (*)        (*)        (*)        (*)         (*)        (*)        (*)         (*)       (*)
             29     130,878         (*)        (*)        (*)        (*)         (*)        (*)        (*)         (*)       (*)
             30     139,522         (*)        (*)        (*)        (*)         (*)        (*)        (*)         (*)       (*)

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2)  GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                $2,000 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 55
                                 CURRENT VALUES

                          0% Hypothetical Gross             6% Hypothetical Gross                12% Hypothetical Gross
                           Investment Return                  Investment Return                     Investment Return
                         ---------------------------      ------------------------------        --------------------------------
            Premiums
            Paid Plus                Cash                              Cash                                  Cash
   Policy  Interest at    Cash     Surrender  Death       Cash      Surrender     Death         Cash        Surrender    Death
    Year       5%        Value       Value   Benefit      Value       Value      Benefit        Value         Value     Benefit
      1       2,100      1,358         408   101,358       1,452         502      101,452       1,547           597     101,547
      2       4,305      2,600       1,456   102,600       2,870       1,726      102,870       3,151         2,007     103,151
      3       6,620      3,903       2,880   103,903       4,432       3,408      104,432       5,005         3,981     105,005
      4       9,051      5,094       4,131   105,094       5,966       5,003      105,966       6,949         5,986     106,949
      5      11,604      6,170       5,327   106,170       7,466       6,624      107,466       8,990         8,147     108,990
      6      14,284      7,149       6,427   107,149       8,949       8,227      108,949      11,152        10,430     111,152
      7      17,098      8,025       7,423   108,025      10,404       9,802      110,404      13,440        12,838     113,440
      8      20,053      8,801       8,319   108,801      11,833      11,351      111,833      15,869        15,387     115,869
      9      23,156      9,483       9,121   109,483      13,238      12,877      113,238      18,456        18,095     118,456
     10      26,414     10,061       9,760   110,061      14,607      14,306      114,607      21,207        20,906     121,207
     11      29,834     10,487      10,246   110,487      15,887      15,646      115,887      24,083        23,842     124,083
     12      33,426     10,801      10,620   110,801      17,111      16,930      117,111      27,137        26,957     127,137
     13      37,197     11,055      10,934   111,055      18,330      18,210      118,330      30,442        30,321     130,442
     14      41,157     11,233      11,173   111,233      19,527      19,467      119,527      34,003        33,943     134,003
     15      45,315     11,283      11,283   111,283      20,644      20,644      120,644      37,790        37,790     137,790
     16      49,681     11,292      11,292   111,292      21,819      21,819      121,819      42,067        42,067     142,067
     17      54,265     11,154      11,154   111,154      22,897      22,897      122,897      46,643        46,643     146,643
     18      59,078     10,869      10,869   110,869      23,872      23,872      123,872      51,546        51,546     151,546
     19      64,132     10,431      10,431   110,431      24,731      24,731      124,731      56,804        56,804     156,804
     20      69,439      9,832       9,832   109,832      25,459      25,459      125,459      62,444        62,444     162,444
     21      75,010      9,041       9,041   109,041      26,015      26,015      126,015      68,471        68,471     168,471
     22      80,861      7,978       7,978   107,978      26,307      26,307      126,307      74,838        74,838     174,838
     23      87,004      6,612       6,612   106,612      26,287      26,287      126,287      81,546        81,546     181,546
     24      93,454      4,912       4,912   104,912      25,902      25,902      125,902      88,593        88,593     188,593
     25     100,227      2,831       2,831   102,831      25,086      25,086      125,086      95,962        95,962     195,962
     26     107,338        117         117   100,117      23,552      23,552      123,552     103,414       103,414     203,414
     27     114,805        (*)         (*)       (*)      21,459      21,459      121,459     111,156       111,156     211,156
     28     122,645        (*)         (*)       (*)      18,739      18,739      118,739     119,176       119,176     219,176
     29     130,878        (*)         (*)       (*)      15,306      15,306      115,306     127,445       127,445     227,445
     30     139,522        (*)         (*)       (*)      11,053      11,053      111,053     135,912       135,912     235,912


(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2)  CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                $2,000 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 55
                                GUARANTEED VALUES

                               0% HYPOTHETICAL GROSS              6% HYPOTHETICAL GROSS               12% HYPOTHETICAL GROSS
                                INVESTMENT RETURN                   INVESTMENT RETURN                    INVESTMENT RETURN
                              ---------------------------       ------------------------------        -----------------------------
                 PREMIUMS
                 PAID PLUS                CASH                              CASH                                   CASH
        POLICY  INTEREST AT    CASH     SURRENDER  DEATH        CASH      SURRENDER      DEATH         CASH      SURRENDER   DEATH
         YEAR       5%        VALUE       VALUE   BENEFIT       VALUE       VALUE       BENEFIT       VALUE        VALUE    BENEFIT
           1       2,100        733           -   100,733         807           -       100,807          882           -    100,882
           2       4,305      1,369         225   101,369       1,561         417       101,561        1,763         619    101,763
           3       6,620      2,083       1,060   102,083       2,438       1,415       102,438        2,828       1,804    102,828
           4       9,051      2,686       1,723   102,686       3,250       2,287       103,250        3,895       2,932    103,895
           5      11,604      3,168       2,325   103,168       3,982       3,139       103,982        4,951       4,108    104,951
           6      14,284      3,517       2,795   103,517       4,615       3,893       104,615        5,981       5,259    105,981
           7      17,098      3,721       3,119   103,721       5,132       4,530       105,132        6,968       6,366    106,968
           8      20,053      3,762       3,281   103,762       5,506       5,024       105,506        7,884       7,403    107,884
           9      23,156      3,621       3,260   103,621       5,707       5,346       105,707        8,700       8,339    108,700
          10      26,414      3,281       2,980   103,281       5,710       5,409       105,710        9,383       9,082    109,383
          11      29,834      2,725       2,484   102,725       5,483       5,242       105,483        9,899       9,658    109,899
          12      33,426      1,939       1,758   101,939       5,000       4,819       105,000       10,212      10,032    110,212
          13      37,197        908         787   100,908       4,230       4,109       104,230       10,283      10,162    110,283
          14      41,157        (*)         (*)       (*)       3,137       3,077       103,137       10,061      10,001    110,061
          15      45,315        (*)         (*)       (*)       1,677       1,677       101,677        9,485       9,485    109,485
          16      49,681        (*)         (*)       (*)         (*)         (*)           (*)        8,560       8,560    108,560
          17      54,265        (*)         (*)       (*)         (*)         (*)           (*)        7,104       7,104    107,104
          18      59,078        (*)         (*)       (*)         (*)         (*)           (*)        4,992       4,992    104,992
          19      64,132        (*)         (*)       (*)         (*)         (*)           (*)        2,085       2,085    102,085
          20      69,439        (*)         (*)       (*)         (*)         (*)           (*)          (*)         (*)        (*)
          21      75,010        (*)         (*)       (*)         (*)         (*)           (*)          (*)         (*)        (*)
          22      80,861        (*)         (*)       (*)         (*)         (*)           (*)          (*)         (*)        (*)
          23      87,004        (*)         (*)       (*)         (*)         (*)           (*)          (*)         (*)        (*)
          24      93,454        (*)         (*)       (*)         (*)         (*)           (*)          (*)         (*)        (*)
          25     100,227        (*)         (*)       (*)         (*)         (*)           (*)          (*)         (*)        (*)
          26     107,338        (*)         (*)       (*)         (*)         (*)           (*)          (*)         (*)        (*)
          27     114,805        (*)         (*)       (*)         (*)         (*)           (*)          (*)         (*)        (*)
          28     122,645        (*)         (*)       (*)         (*)         (*)           (*)          (*)         (*)        (*)
          29     130,878        (*)         (*)       (*)         (*)         (*)           (*)          (*)         (*)        (*)
          30     139,522        (*)         (*)       (*)         (*)         (*)           (*)          (*)         (*)        (*)

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2)  GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

TABLE OF CONTENTS


- What should I know about this and other variable life insurance products before purchasing a variable life insurance policy?
- How can I obtain additional information about Nationwide and this variable life insurance policy?

GLOSSARY OF SPECIAL TERMS.......................................................

POLICY EXPENSES.................................................................

-    How much does this variable life insurance policy cost?

INVESTMENT OPTIONS..............................................................

- What underlying mutual funds are available in this variable life insurance policy and how much does each fund cost, after expense reimbursement?
-    What are the underlying mutual fund expenses before expense reimbursement?
-    Are there any other investment options available to me?

MORE INFORMATION ABOUT THIS POLICY .............................................

-    Are there riders available to added to the policy?
- Ok. Now that I know a little more about where I can invest my money, describe this policy in detail.
-    Are there any criteria for purchasing this policy?
-    What is the minimum amount of premium you will accept?
- Tell me more about the charges I must pay in order to make sure a death benefit is paid if the insured dies.

RIGHT TO CANCEL.................................................................

-    What if I decide I don't want this policy after I purchase it?

ALLOCATION OF PREMIUM PAYMENTS..................................................

- I've decided I want to purchase this policy. What happens after I send in my initial premium payment?
- When will my premium payments be allocated to my requested sub-account options?

VALUING ACCOUNT VALUES..........................................................

- Once my premium payments can be applied to my policy, how much can my premium purchase?

TRANSFERRING ALLOCATIONS........................................................

-    May I make transfers between investment options?
-    How do I make transfers?

CASH VALUE AND SURRENDERS.......................................................

-    Does my policy have any value besides death benefit value?
-    What if I want to take a partial or total surrender? What happens next?
-    Will partial surrenders have any effect on my policy's cash value?
-    Will I have to pay taxes on any amounts surrendered?

POLICY LOANS....................................................................

-    May I take a loan against my policy?
-    Will my loan have any effect on investment performance?
-    What about interest?
- Will a loan have any effect on my death benefit amount or cash value amount?
-    When and how do I make loan repayments?

DEATH BENEFIT...................................................................

-    Do I have a choice of death benefit options?
-    May I ever change the specified amount after my policy is issued?
-    May I change my death benefit option after my policy is issued?
-    What happens once the insured dies?

-    How is the death benefit distributed?
-    Earlier you mentioned a maturity date. What is the maturity date?
- What if I don't want to get paid the policy's cash value on the maturity date? May I extend the maturity date?

ASSIGNMENT......................................................................

-    May I ever assign my policy?

POLICY LAPSE AND REINSTATEMENT..................................................

-    Can my policy ever lapse and what happens if it does?

PERIODIC INFORMATION............................................................

-    Will I ever receive periodic information from you about my policy?

POLICY OWNER AND BENEFICIARY....................................................

- Tell me more about my rights as policy owner as well as the rights of the beneficiary. Does the insured have any rights under the policy if I am not the insured?

TAX INFORMATION.................................................................

- Tell me more about how my life insurance policy is taxed. What should I look out for?

MORE INFORMATION ABOUT NATIONWIDE...............................................

-    Tell me a little more about Nationwide and the variable account.

OTHER GENERAL INFORMATION.......................................................

-    Legal Considerations
-    State Regulation
-    Advertising
-    Legal Proceedings
-    Experts
-    Registration Statement
-    Who is the general distributor (principal underwriter) for this policy?
-    How are the policies sold (distributed)?

APPENDIX A: OBJECTIVES FOR THE UNDERLYING MUTUAL FUNDS..........................

APPENDIX B: PERFORMANCE SUMMARY INFORMATION.....................................

APPENDIX C: FINANCIAL STATEMENTS................................................

                        NATIONWIDE LIFE INSURANCE COMPANY

           Flexible Premium Variable Universal Life Insurance Policies

     Issued by Nationwide Life Insurance Company through its Nationwide VLI
                               Separate Account-4

                The date of this prospectus is January 25, 2002.

--------------------------------------------------------------------------------

WHAT SHOULD I KNOW ABOUT THIS AND OTHER VARIABLE LIFE INSURANCE PRODUCTS BEFORE PURCHASING A VARIABLE LIFE INSURANCE POLICY?

Variable life insurance policies are complex products with unique benefits and advantages that may be particularly useful for certain individuals with life insurance and estate planning needs. There are, however, costs and charges associated with benefits that variable life insurance products provide - costs and charges that may not be present in term or universal life insurance policies, as well as other investment products such as mutual funds or annuities. With help from a financial consultant, you are encouraged to evaluate your particular needs - whether estate planning, investment or otherwise - in order to determine if a variable life insurance policy is the right financial instrument to meet your needs. This process will aid you in determining whether the purchase of the variable life insurance policy described in this prospectus is consistent with your goals, risk tolerance, time horizon, family situation, tax situation and other personal needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD KNOW ABOUT THIS VARIABLE LIFE INSURANCE POLICY BEFORE INVESTING. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

The life insurance policies offered by this prospectus are flexible premium variable universal life insurance policies (flexible premium variable adjustable life insurance policies in Puerto Rico). They provide flexibility to vary the amount and frequency of premium payments. A cash surrender value may be offered if you terminate your policy during the lifetime of the insured.

The purpose of this policy is to provide life insurance protection for the beneficiary named in the policy. No claim is made that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

The death benefit and cash value of this policy may vary to reflect the experience of the Nationwide VLI Separate Account-4 (the "variable account") or the fixed account, depending on how premium payments are invested.

PLEASE REMEMBER THAT THIS POLICY:
-    IS NOT A BANK DEPOSIT
-    IS NOT FDIC INSURED
-    IS NOT INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY
-    IS NOT AVAILABLE IN EVERY STATE
-    MAY GO DOWN IN VALUE

You assume certain risks when investing in the policies, including the risk of losing money.

We guarantee to keep your policy in force so long as minimum premium requirements have been met. We guarantee the death benefit for as long as your policy is in force. The cash surrender value is not guaranteed. Your policy will lapse if the cash surrender value is insufficient to cover policy charges.

Benefits described in this prospectus may not be available in every jurisdiction
- please refer to your policy for specific benefit information.

This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

HOW CAN I OBTAIN ADDITIONAL INFORMATION ABOUT NATIONWIDE AND THIS VARIABLE LIFE INSURANCE POLICY?

For general information or to obtain FREE copies of the:

     - prospectus, annual report or semi-annual report for any underlying mutual fund; and
     -    any required forms,

call:           1-800-547-7548
     TDD        1-800-238-3035

or write:

     NATIONWIDE LIFE INSURANCE COMPANY
     P.O. BOX 182150
     COLUMBUS, OHIO 43218-2150

Material incorporated by reference in this prospectus can be found on the SEC website at:

                                   www.sec.gov

Information about this and other Best of America products can be found on the worldwide web at:

                              www.bestofamerica.com

GLOSSARY OF SPECIAL TERMS

ATTAINED AGE- The insured's age on the policy date, plus the number of full years since the policy date.

ACCUMULATION UNIT- An accounting unit of measure used to calculate the cash value of the variable account.

BENEFICIARY- The person to whom death benefit proceeds are paid.

CASH VALUE- The sum of the value of all variable account accumulation units attributable to your policy plus amounts credited to the fixed account and your policy loan account, if any.

FIXED ACCOUNT- An investment option, which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INSURED- The person whose life is covered by this policy.

MATURITY DATE- The policy anniversary on or next following the insured's 100th birthday.

MINIMUM REQUIRED DEATH BENEFIT- The lowest death benefit that will qualify the policy as life insurance under Section 7702 of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company. "We", "our" and "us" refer to Nationwide.

NET AMOUNT AT RISK- The death benefit minus the cash value. On the monthly anniversary date, the net amount at risk is the death benefit minus the cash value prior to subtraction of the base policy cost of insurance charge (which consists of the administrative charge, per unit charge, and Mortality and Expense Risk fee).

NET PREMIUMS- The actual premiums minus the percent of premium charges. The percent of premium charges are shown on the policy data page.

POLICY OWNER- The policy owner has all rights under this policy. The policy owner is the person or entity whose name is on the application unless later changed. "You" or "your" refer to the policy owner.

SPECIFIED AMOUNT- The dollar amount used to determine the death benefit of your policy. Your specified amount is listed on your policy data page.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units are separately maintained.

VALUATION PERIOD- Each day the New York Stock Exchange is open.

VARIABLE ACCOUNT- Nationwide VLI Separate Account-4, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

POLICY EXPENSES

HOW MUCH DOES THIS VARIABLE LIFE INSURANCE POLICY COST?

There are certain charges associated with the policy, in addition to those charges assessed by the underlying mutual funds. Below is a summary of those charges. A detailed summary of the charges assessed to your individual policy can be found on the policy data page that is issued with your policy.

SOME CHARGES ARE TAKEN MONTHLY.  THOSE CHARGES ARE:

THE MORTALITY AND EXPENSE RISK CHARGE

The amount charged for mortality and expense risks depends on how long you have owned your policy.

- For policy years 1-15, a charge at an annualized rate of 0.80% of the policy's variable account assets are assessed on each monthly anniversary day.

- For policy years 16 and after, a charge at an annualized rate of 0.30% of the policy's variable account assets are assessed on each monthly anniversary day.


PER $1,000 OF SPECIFIED AMOUNT CHARGE...................................maximum of $0.30 per $1,000 of specified amount
     (This charge is assessed monthly during the first two policy years only)

MONTHLY POLICY EXPENSE CHARGE...........................................a maximum of $7.50

COST OF INSURANCE CHARGE................................................varies based on insurability.

SOME CHARGES ARE TAKEN AS A RESULT OF AN ACTION TAKEN BY YOU. FOR INSTANCE, A SURRENDER CHARGE IS ASSESSED IF YOU SURRENDER A PART OR ALL OF YOUR POLICY PRIOR TO THE END OF THE SURRENDER PERIOD. THE CHARGES THAT FALL WITHIN THIS CATEGORY
ARE:


MAXIMUM SURRENDER CHARGE................................................22.50% multiplied by the lesser of (a) or (b),where:

        (a)  =  the specified amount selected by the policy owner multiplied by the rate indicated on Chart 1 below, divided by 1,000; and

        (b)  =  premiums paid by the policy owner during the first two policy years

        Plus (c) multiplied by (d) where:

        (c)  =  the specified amount divided by 1,000; and

        (d)  =  the administrative target component as illustrated by Chart 2 below; this factor allows the company to account for the probability (at various ages) that death will occur and no CDSC will be recouped.


CHART 1
------------------------------------------------------------------
  AGE         MALE          FEMALE          MALE      FEMALE
          NON-TOBACCO     NON-TOBACCO     TOBACCO     TOBACCO
------------------------------------------------------------------
   18        $5.21           $4.36         $6.91       $5.17
   19         5.40           4.54           7.17        5.39
   20         5.63           4.76           7.47        5.65
   21         5.84           4.96           7.76        5.90
   22         6.07           5.17           8.06        6.15
   23         6.31           5.39           8.38        6.42
   24         6.56           5.62           8.73        6.70
   25         6.84           5.86           9.11        7.00
   26         7.13           6.12           9.51        7.32
   27        $7.45           $6.39         $9.94       $7.65
   28         7.78           6.68          10.41        8.01



------------------------------------------------------------------
  AGE         MALE          FEMALE          MALE      FEMALE
          NON-TOBACCO     NON-TOBACCO     TOBACCO     TOBACCO
------------------------------------------------------------------
   29         8.14           6.99          10.90        8.38
   30         8.56           7.34          11.46        8.81
   31         8.96           7.68          12.03        9.22
   32         9.39           8.04          12.62        9.66
   33         9.85           8.42          13.26       10.12
   34         0.34           8.82          13.93       10.61
   35        10.85           9.24          14.65       11.13
   36        11.39           9.69          15.41       11.67
   37        11.97           10.16         16.21       12.24
   38        12.58           10.66         17.06       12.85
   39        13.23           11.18         17.96       13.48
   40        13.95           11.77         18.94       14.17
   41        14.67           12.35         19.95       14.86

------------------------------------------------------------------
  AGE         MALE          FEMALE          MALE      FEMALE
          NON-TOBACCO     NON-TOBACCO     TOBACCO     TOBACCO
------------------------------------------------------------------
   42        15.44           12.95         21.00       15.58
   43        16.26           13.60         22.12       16.34
   44        17.12           14.27         23.30       17.13
   45        18.04           14.99         24.55       17.96
   46        19.02           15.74         25.86       18.83
   47        20.06           16.55         27.26       19.75
   48        21.16           17.39         28.74       20.72
   49        22.34           18.29         30.31       21.75
   50        23.64           19.29         32.02       22.87
   51        24.98           20.30         33.79       24.02
   52        26.41           21.38         35.67       25.23
   53        27.93           22.52         37.66       26.50
   54        29.56           23.73         39.76       27.85
   55        31.29           25.02         41.99       29.27
   56        33.14           26.40         44.34       30.79
   57        35.11           27.87         46.83       32.40
   58        37.22           29.44         49.48       34.13
   59        39.49           31.14         52.30       35.98
   60        42.01           33.07         55.42       38.09
   61        44.61           35.05         58.63       40.26
   62        47.40           37.18         62.04       42.59
   63        50.38           39.47         65.65       45.08
   64        53.58           41.92         69.47       47.74
   65        56.99           44.55         73.51       50.56
   66        60.65           47.37         77.78       53.58
   67        64.57           50.41         82.30       56.81
   68        68.78           53.71         87.12       60.31
   69        73.33           57.30         92.26       64.13
   70        78.52           61.49         98.10       68.57
   71        83.82           65.79         103.99      73.14
   72        89.50           70.49         110.27      78.11
   73        95.58           75.59         116.89      83.47
   74        102.05          81.11         123.85      89.23
   75        108.92          87.06         131.11      95.38
   76        116.22          93.48         138.65      101.95
   77        123.91         100.35         146.41      108.92
   78        132.14         107.81         154.56      116.44
   79        141.00         115.96         163.19      124.59
   80        150.61         124.91         172.42      133.51
   81        160.93         134.65         182.18      143.16
   82        172.06         145.31         192.54      153.68
   83        183.91         156.85         203.37      165.03
   84        196.41         169.27         214.56      177.14
   85        209.46         182.58         226.02      189.97




CHART 2
-----------------------------------------------------------------
           ISSUE AGE                  ADMINISTRATIVE TARGET
                                            COMPONENT
-----------------------------------------------------------------
          0 through 35                        4.00
         36 through 55                        5.00
         56 through 85                        6.50


MAXIMUM PREMIUM LOAD......................................................7.50% for policy years 1-15, currently 5.50%
                                                                          (for policy years 16 and after the, the
                                                                          maximum premium load is guaranteed to never
                                                                          exceed 6.00%)

PARTIAL SURRENDER PROCESSING FEE (PER PARTIAL SURRENDER)..................lesser of $25 or 2% of the amount surrendered


IF YOU DECIDE TO TAKE A LOAN, INTEREST IS APPLIED TO THE LOANED AMOUNT. THE AMOUNT OF INTEREST APPLIED IS GUARANTEED NEVER TO BE GREATER THAN THE PERCENTAGE SHOWN BELOW.


INTEREST ASSESSED ON LOANED AMOUNTS...............................................................................4.5%


DETAILED DESCRIPTIONS OF EACH CHARGE SHOWN ABOVE CAN BE FOUND LATER IN THIS PROSPECTUS.

INVESTMENT OPTIONS

NOT ALL INVESTMENT OPTIONS MAY BE AVAILABLE IN ALL STATES.

WHAT UNDERLYING MUTUAL FUNDS ARE AVAILABLE IN THIS VARIABLE LIFE INSURANCE POLICY AND HOW MUCH DOES EACH FUND COST, AFTER EXPENSE REIMBURSEMENT?

The following underlying mutual funds are available under the policies:


                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
           (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS AFTER
                             EXPENSE REIMBURSEMENTS)


-------------------------------------------------------------------------------------------------------------------------
                                                               Management      Other        12b-1      Total Underlying
                                                                  Fees        Expenses       Fees        Mutual Fund
                                                                                                           Expenses
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American             0.70%        0.00%         0.00%           0.70%
Century VP Income & Growth

American Century Variable Portfolios, Inc. - American             1.23%        0.00%         0.00%           1.23%
Century VP International

American Century Variable Portfolios, Inc. - American             1.00%        0.00%         0.00%           1.00%
Century VP Value

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial       0.75%        0.03%         0.00%           0.78%
Shares

Dreyfus Stock Index Fund, Inc.: Initial Shares                    0.25%        0.01%         0.00%           0.26%

Dreyfus Variable Investment Fund - Appreciation Portfolio:        0.75%        0.03%         0.00%           0.78%
Initial Shares

Federated Insurance Series - Federated Quality Bond Fund II       0.28%        0.42%         0.00%           0.70%

Fidelity VIP Equity-Income Portfolio:  Service Class*             0.48%        0.08%         0.10%           0.66%

Fidelity VIP Growth Portfolio:  Service Class*                    0.57%        0.09%         0.10%           0.76%

Fidelity VIP High Income Portfolio:  Service Class                0.58%        0.10%         0.10%           0.78%

Fidelity VIP Overseas Portfolio:  Service Class*                  0.72%        0.17%         0.10%           0.99%

Fidelity VIP II Contrafund(R)Portfolio:  Service Class*           0.57%        0.09%         0.10%           0.76%

Fidelity VIP III Growth Opportunities Portfolio:  Service         0.58%        0.11%         0.10%           0.79%
Class*

GVIT - Dreyfus GVIT Mid Cap Index Fund: Class I                   0.50%        0.40%         0.00%           0.90%

GVIT - Federated GVIT Equity Income Fund: Class I                 0.80%        0.31%         0.00%           1.11%

GVIT - Federated GVIT High Income Bond Fund: Class I              0.80%        0.32%         0.00%           1.12%

GVIT - Gartmore GVIT Emerging Markets Fund: Class I               1.15%        0.60%         0.00%           1.75%

GVIT - Gartmore GVIT Global Technology and Communications         0.98%        0.37%         0.00%           1.35%
Fund: Class I

GVIT - Gartmore GVIT Government Bond Fund: Class I                0.50%        0.23%         0.00%           0.73%



-------------------------------------------------------------------------------------------------------------------------
                                                               Management     Other          12b-1           Total
                                                                 Fees        Expenses        Fees          Underlying
                                                                                                          Mutual Fund
                                                                                                            Expenses
-------------------------------------------------------------------------------------------------------------------------
GVIT - Gartmore GVIT Growth Fund: Class I                         0.60%        0.23%         0.00%           0.83%

GVIT - Gartmore GVIT International Growth Fund: Class I           1.00%        0.60%         0.00%           1.60%

GVIT - Gartmore GVIT Investor Destinations Aggressive Fund        0.13%        0.23%         0.25%           0.61%

GVIT - Gartmore GVIT Investor Destinations Conservative Fund      0.13%        0.23%         0.25%           0.61%

GVIT - Gartmore GVIT Investor Destinations Moderate Fund          0.13%        0.23%         0.25%           0.61%

GVIT - Gartmore GVIT Investor Destinations Moderately             0.13%        0.23%         0.25%           0.61%
Aggressive Fund

GVIT - Gartmore GVIT Investor Destinations Moderately             0.13%        0.23%         0.25%           0.61%
Conservative Fund

GVIT - Gartmore GVIT Money Market Fund: Class I                   0.39%        0.22%         0.00%           0.61%

GVIT - Gartmore GVIT Total Return Fund: Class I                   0.58%        0.23%         0.00%           0.81%

GVIT - Gartmore GVIT Worldwide Leaders Fund: Class I              1.00%        0.42%         0.00%           1.42%

GVIT - GVIT Small Cap Growth Fund: Class I                        1.10%        0.50%         0.00%           1.60%

GVIT - GVIT Small Cap Value Fund: Class I                         0.90%        0.30%         0.00%           1.20%

GVIT - GVIT Small Company Fund: Class I                           0.93%        0.26%         0.00%           1.19%

GVIT - J.P. Morgan GVIT Balanced Fund: Class I                    0.75%        0.32%         0.00%           1.07%

GVIT - MAS GVIT Multi Sector Bond Fund: Class I                   0.75%        0.34%         0.00%           1.09%

GVIT - Strong GVIT Mid Cap Growth Fund: Class I                   0.90%        0.27%         0.00%           1.17%

Janus Aspen Series - Capital Appreciation Portfolio:              0.65%        0.02%         0.25%           0.92%
Service Shares

Janus Aspen Series - Global Technology Portfolio:  Service        0.65%        0.04%         0.25%           0.94%
Shares

Janus Aspen Series - International Growth Portfolio:              0.65%        0.06%         0.25%           0.96%
Service Shares

Neuberger Berman AMT Guardian Portfolio                           0.85%        0.15%         0.00%           1.00%

Neuberger Berman AMT Mid-Cap Growth Portfolio                     0.84%        0.14%         0.00%           0.98%

Neuberger Berman AMT Partners Portfolio                           0.82%        0.10%         0.00%           0.92%

Oppenheimer Variable Account Funds - Oppenheimer Aggressive       0.62%        0.02%         0.00%           0.64%
Growth Fund/VA

Oppenheimer Variable Account Funds - Oppenheimer Capital          0.64%        0.03%         0.00%           0.67%
Appreciation Fund/VA

Oppenheimer Variable Account Funds - Oppenheimer Global           0.64%        0.04%         0.00%           0.68%
Securities Fund/VA

Oppenheimer Variable Account Funds - Oppenheimer Main Street      0.70%        0.03%         0.00%           0.73%
Growth & Income Fund/VA

Strong Opportunity Fund II, Inc.                                  1.00%        0.11%         0.00%           1.11%

The Universal Institutional Funds, Inc. - Emerging Markets        0.59%        0.81%         0.00%           1.40%
Debt Portfolio

The Universal Institutional Funds, Inc. - Mid Cap Growth          0.00%        1.05%         0.00%           1.05%
Portfolio

The Universal Institutional Funds, Inc. - U. S. Real Estate       0.74%        0.36%         0.00%           1.10%
Portfolio

Van Eck Worldwide Insurance Trust - Worldwide Emerging            1.00%        0.26%         0.00%           1.26%
Markets Fund

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets         1.00%        0.14%         0.00%           1.14%
Fund


*Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of the uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. See the underlying mutual fund prospectus for details.

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

WHAT ARE THE UNDERLYING MUTUAL FUND EXPENSES BEFORE EXPENSE REIMBURSEMENT?

Some underlying mutual funds are subject to fee waivers, expense reimbursements and/or custodial credits. The following chart shows what the expenses would have been for such funds without fee waivers, expense reimbursements or custodial credits.


                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (as a percentage of underlying mutual fund net assets,
                         before expense reimbursements)


------------------------------------------------------------------------------------------------------------------------------
                                                                 Management        Other         12b-1      Total Underlying
                                                                    Fees          Expenses        Fees        Mutual Fund
                                                                                                                Expenses
------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated Quality Bond Fund II          0.60%          0.67%       0.25%            1.52%

GVIT - Gartmore GVIT Emerging Markets Fund: Class I                  1.15%          2.94%       0.00%            4.09%

GVIT - Gartmore GVIT Global Technology and Communications            0.98%          1.59%       0.00%            2.57%
Fund: Class I

GVIT - Gartmore GVIT International Growth Fund: Class I              1.00%          1.88%       0.00%            2.88%

GVIT Gartmore GVIT Investor Destinations Aggressive Fund             0.13%          0.63%       0.25%            1.01%

GVIT Gartmore GVIT Investor Destinations Conservative Fund           0.13%          0.63%       0.25%            1.01%

GVIT Gartmore GVIT Investor Destinations Moderate Fund               0.13%          0.63%       0.25%            1.01%

GVIT Gartmore GVIT Investor Destinations Moderately                  0.13%          0.63%       0.25%            1.01%
Aggressive Fund

GVIT Gartmore GVIT Investor Destinations Moderately                  0.13%          0.63%       0.25%            1.01%
Conservative Fund

Strong Opportunity Fund II, Inc.                                     1.00%          0.18%       0.00%            1.18%

The Universal Institutional Funds, Inc. - Emerging Markets           0.80%          0.81%       0.00%            1.61%
Debt Portfolio

The Universal Institutional Funds, Inc. - Mid Cap Growth             0.75%          1.54%       0.00%            2.29%
Portfolio

The Universal Institutional Funds, Inc. - U. S. Real Estate          0.80%          0.36%        0.00%           1.16%
Portfolio

Van Eck Worldwide Insurance Trust - Worldwide Emerging              1.00%          0.33%        0.00%            1.33%
Markets Fund

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund      1.00%          0.16%        0.00%            1.16%


No charge is assessed to you for income taxes incurred by us as a result of the operations of the sub-accounts. However, we reserve the right to assess a charge for income taxes against the sub-accounts of the variable account if income taxes are incurred.

YOU CAN FIND THE OBJECTIVES FOR EACH OF THE FUNDS LISTED ABOVE IN APPENDIX A. PLEASE TAKE A LOOK AT APPENDIX B IF YOU WOULD LIKE TO SEE THE MOST RECENT HISTORICAL PERFORMANCE FOR EACH OF THE FUNDS LISTED ABOVE.

ARE THERE ANY OTHER INVESTMENT OPTIONS AVAILABLE TO ME?

Yes. You may also invest in the fixed account option available in your policy. The fixed account is an investment option that is funded by assets of our general account. The general account contains all of our assets other than those in this and our other separate accounts. The general account is used to support our annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to accuracy and completeness of prospectus disclosure.

Premiums will be allocated to the fixed account as elected by you, subject to the limits disclosed in this prospectus.

The investment income earned by the fixed account will be allocated to the policies at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

- Portfolio Rate - The rate credited on the fixed account net of policy loans. This rate is a weighted average of all investments in the fixed account made over time at different rates of return and is subject to change based on market conditions. The Dollar Cost Averaging Rate is the same as the Portfolio Rate.

- Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. You will be notified of this rate in a letter issued with the quarterly statements when any of the money in your fixed account matures. At that time, you will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or you can move the money to any of the sub-accounts.

- Enhanced Dollar Cost Averaging Rate - From time to time, we may offer a more favorable rate for an initial premium into a new policy when used in conjunction with an enhanced dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to your policy on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any premium payment will be effective for not less than twelve months. We guarantee that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at our sole discretion. You assume the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

We guarantee that the fixed account value will not be less than the amount of the premium allocated to the fixed account, plus interest credited as described above, less any surrenders and any applicable charges.

ARE THERE RIDERS AVAILABLE TO BE ADDED TO THE POLICY?

Yes, the riders you currently can add to the policy are:

     -    Waiver of Monthly Deductions Rider
     -    Waiver of Specified Premium Rider
     -    Child Rider
     -    Spouse Rider
     -    Accidental Death Benefit Rider
     -    Long Term Care Rider

Not all riders may be available in all states.

OK. NOW THAT I KNOW A LITTLE MORE ABOUT WHERE I CAN INVEST MY MONEY, DESCRIBE THIS POLICY IN DETAIL.

The policy described in this application meets the definition of "life insurance" as defined in Section 7702 of the Internal Revenue Code. We continually monitor this policy to make sure that it continues to meet the requirements of Section 7702.

If you purchase this policy, you will not be paid dividends from us. This policy is not a participating policy. It does not share in the profits or surplus earnings of Nationwide like traditional term or universal life insurance policies. In addition, any dividends paid by the underlying mutual funds will be automatically reinvested in that fund.

With variable life insurance policies, including the policy described in this prospectus, the cash value and the death benefit vary with the investment performance of the investment options you select, however, remember that the death benefit cannot fall below the amount you've specified, often called the "specified amount." The specified amount will be reflected on your policy data page.

In this policy, you request the amount of specified amount you feel you need upon the death of the named insured - such insured could be you or another named person. In return for our guarantee that a death benefit will be paid upon the death of the named insured while the policy is in force, you must deposit a minimum amount of premium, in addition to paying certain costs.

ARE THERE ANY CRITERIA FOR PURCHASING THIS POLICY?

Minimum requirements for policy issuance include:

     -    the insured must be 85 or younger;

     - we may require satisfactory evidence of insurability (including a medical exam); and

     -    you must specify a death benefit amount of at least $100,000.

WHAT IS THE MINIMUM AMOUNT OF PREMIUM YOU WILL ACCEPT?

The minimum amount of premium you must pay depends on how much life insurance you specify, however, each premium payment must be at least $50. The initial premium is payable in full at our home office or to our authorized agent.

TELL ME MORE ABOUT THE CHARGES I MUST PAY IN ORDER TO MAKE SURE A DEATH BENEFIT IS PAID IF THE INSURED DIES.

In order to make sure the policy does not lapse, you will need to pay the following charges:

-    Cost of Insurance Charge

-    Mortality and Expense Risk Charge

-    Per $1,000 of Specified Amount Charge

-    Monthly Policy Expense Charge

-    Premium Load

Each of the charges shown above are discussed in further detail below.

COST OF INSURANCE CHARGE

We deduct a Cost of Insurance Charge from the cash value on a monthly basis. This charge is determined by multiplying the monthly cost of insurance rate by the net amount at risk (the death benefit minus the policy's cash value). This deduction is charged proportionately to the cash value in each sub-account and the fixed account, unless you elect otherwise.

If you elect to increase the specified amount (the amount used to calculate the death benefit), the net amount at risk will also increase. In order for us to support this increased risk, we will assess an additional Cost of Insurance Charge to the increase. The underwriting criteria, such as the insured's age and health, may be different at the time of the specified amount increase than at the time of application. Therefore, the monthly cost of insurance rate we use to calculate the Cost of Insurance Charge for the increase may be different than the rate we used to calculate the Cost of Insurance Charge for the initial specified amount.

Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates are based on the 1980 Commissioners' Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). These mortality tables are sex distinct. In addition, separate mortality tables will be used for tobacco and non-tobacco.

MORTALITY AND EXPENSE RISK CHARGE

We assume certain risks for guaranteeing the mortality and expense charges. The mortality risk assumed under this policy is that the insured may not live as long as expected. The expense risk assumed is that the actual expenses incurred in issuing and administering this policy may be greater than expected. In addition, we assume risks associated with the non-recovery of policy issue, underwriting and other administrative expenses due to policies that lapse or are surrendered in the early policy years.

In exchange for assuming the risks described above, we deduct a Mortality and Expense Risk Charge from the variable account on a monthly basis. For each policy in years 1-15, this charge is equal to an annualized rate of 0.80% of the policy's variable account assets on each monthly anniversary day. For policy years 16 and after, this charge is equal to an annualized rate of 0.30% of the policy's variable account assets on each monthly anniversary day. Mortality and Expense Risk Charge deductions will be charged proportionally to the cash value in each sub-account in which you invest unless you tell us otherwise.

PER $1,000 OF SPECIFIED AMOUNT CHARGE

We deduct a charge from the cash value on a monthly basis for the first two policy years only. The amount of the charge varies with the age of the insured at the time of policy issuance in accordance with the following chart:

------------------------------------------------------------------
    ISSUE AGE        CHARGE PER      ISSUE AGE       CHARGE PER
                     $1,000 OF                       $1,000 OF
                     SPECIFIED                       SPECIFIED
                       AMOUNT                          AMOUNT
------------------------------------------------------------------
      0-19             $0.05             78            $0.26
      20-29            $0.075            79            $0.24
      30-39            $0.10             80            $0.23
      40-49            $0.125            81            $0.21
      50-59            $0.15             82            $0.20
      60-69            $0.20             83            $0.19
      70-76            $0.30             84            $0.18
       77              $0.28             85            $0.16


This charge is taken on each monthly anniversary day. This charge compensates us for sales expenses and expenses associated with underwriting, issuing and distributing the policy.

Sales expenses include actual expenses paid to the broker or agent who is servicing you.

Issue expenses include costs associated with the underwriting process.

MONTHLY POLICY EXPENSE CHARGE

We deduct a Policy Expense Charge from the cash value in the amount of $5.00 per month. This charge is guaranteed to never go above $7.50 per month. The Policy Expense Charge is taken proportionately against the sub-accounts of the variable account and the fixed account on each monthly contract anniversary day. The Monthly Policy Expense Charge compensates us for administrative expenses.

Administrative expenses include actual expenses related to the maintenance of the policies including account and record-keeping, and providing you with periodic reports.

Neither we nor Nationwide Investment Services Corporation (nor any of the affiliates of either) receive profits or other benefits not included in the charges described in this section.

MAXIMUM PREMIUM LOAD

We deduct a premium load from the cash value in the amount of 7.5% for policy years 1-15 and 5.5% for policy years 16 and after. The maximum premium load is assessed monthly and is guaranteed not to exceed 6.0% for policy years 16 and after. The premium load compensates us for tax expenses.

The Premium Load compensates Nationwide for tax expenses including state premium and other state and local taxes as well as federal taxes imposed under

Section 848 of the Internal Revenue Code. This charge is not a sales charge. The amount charged may be more or less than the amount actually assessed by the state in which you live.

RIGHT TO CANCEL

WHAT IF I DECIDE I DON'T WANT THIS POLICY AFTER I PURCHASE IT?

You may cancel the policy by returning it by the latest of:

-    10 days after receiving the policy;
-    45 days after signing the application; or
-    10 days after we deliver a Notice of Right of Withdrawal.

If you decide to cancel, the policy can be mailed to the registered representative who sold it you or returned directly to us. The cancellation will be effective as of the date the request to cancel is postmarked, or if you return the policy and the request to cancel directly to us, the date we receive the returned policy and request to cancel.

Returned policies are deemed void from the beginning. We will refund the amount prescribed by the state in which the policy was issued within 7 days after we receive the policy. (For policies issued in New York, we will refund any premiums paid.) The refunded amount will reflect the policy's investment experience from the time of issuance to the time of termination, as well as the deduction of any policy charges, unless the state in which the policy was issued requires another amount to be refunded.

In addition you may, at any time during the first 24 months after your policy is issued, submit a written request to us for an irrevocable one-time election to transfer all sub-account cash value to the fixed account. This right of conversion is subject to state availability.

ALLOCATION OF PREMIUM PAYMENTS

I'VE DECIDED I WANT TO PURCHASE THIS POLICY. WHAT HAPPENS AFTER I SEND IN MY INITIAL PREMIUM PAYMENT?

Initial premiums allocated to a sub-account on the application are allocated to the GVIT - Gartmore GVIT Money Market Fund: Class I during the period in which you may cancel the policy, unless your state requires premiums to be allocated to the fixed account. (In New York, premiums are allocated to either the GVIT - Gartmore GVIT Money Market Fund: Class I or the fixed account based on your election. If you make no election, premiums are allocated to the GVIT - Gartmore GVIT Money Market Fund: Class I.) At the expiration of this period, the premiums are used to purchase shares of the underlying mutual funds you specified at net asset value for the respective sub-account(s).

Upon payment of the initial premium, temporary insurance may be provided. Issuance of continuing insurance coverage is dependent upon completion of all underwriting requirements, payment of the initial premium, and delivery of the policy while the insured is still living.

Additional premium payments may be made at any time while the policy is in force, subject to the following conditions:

     - we may require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk; and

     - premium payments in excess of the premium limit established by the IRS to qualify the policy as a contract for life insurance will be refunded.

Additional premium payments or other changes to the policy may jeopardize the policy remaining within the definition of "life insurance" as defined by the Internal Revenue Code. We will monitor premiums paid and other policy transactions and will notify you when we believe your policy may be in jeopardy of violating the life insurance guidelines.

We will send scheduled premium payment reminder notices to you according to the premium mode shown on your policy data page.

We allocate premium payments to the sub-accounts and/or the fixed account, as you instruct. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of allocations must equal 100%. Future premium allocations may be changed by giving us written notice.

You may change the allocation of premiums or may transfer cash value from one sub-account to another. Cash value transferred to the variable account from the fixed account, or between sub-accounts, will receive the accumulation unit value next determined after the transfer request is received. Premiums allocated to the fixed account at the time of application may not be transferred from the fixed account prior to the first policy anniversary.

WHEN WILL MY PREMIUM PAYMENTS BE ALLOCATED TO MY REQUESTED SUB-ACCOUNT OPTIONS?

Premium payments received by us in good order will be applied to the sub-accounts and/or fixed account within 2 business days of receipt. Premiums will not be used to purchase accumulation units when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-  New Year's Day                 -  Independence Day
-  Martin Luther King, Jr. Day    -  Labor Day
-  Presidents' Day                -  Thanksgiving
-  Good Friday                    -  Christmas
-  Memorial Day

We will not use premiums to purchase accumulation units if:

     1)   trading on the New York Stock Exchange is restricted;

     2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

     3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If we are closed on days when the New York Stock Exchange is open, your cash value may be affected since you would not have access to your account.

VALUING ACCOUNT VALUES

ONCE MY PREMIUM PAYMENTS CAN BE APPLIED TO MY POLICY, HOW MUCH CAN MY PREMIUM PURCHASE?

The number of "units" your premium can purchase is determined primarily by policy charges and the net asset value of the underlying mutual funds as of the date your premium is allocated to those funds.

How we determine your Variable Account Value - Valuing an Accumulation Unit

Premium payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

We use the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including underlying charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b) where:

a)   is the sum of:

     1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

b) is the net asset value per share of the underlying mutual fund determined as of the end of the immediately preceding valuation period.

We currently do not maintain a tax reserve with respect to the policies since income with respect to the underlying mutual funds is not taxable to us or the variable account. We do, however, reserve the right to adjust the calculation of the net investment factor to reflect a tax reserve should such income or other items become taxable to us. Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of underlying mutual fund shares because of the deduction of variable account charges.

Determining Fixed Account Value

We determine the value of the fixed account by:

     1)   adding all amounts allocated to the fixed account; minus

     2) amounts previously withdrawn or transferred from the fixed account to the sub-accounts; plus

     3)   any interest earned on the amounts allocated; minus

     4)   charges deducted in accordance with the policy.

TRANSFERRING ALLOCATIONS

MAY I MAKE TRANSFERS BETWEEN INVESTMENT OPTIONS?

Yes. You may make transfers among investment options after your policy is issued provided you meet the criteria listed below.

Transfers from the Fixed Account to the Sub-Accounts

Fixed account allocations may be transferred to the sub-accounts only upon reaching the end of an interest rate guaranteed period. Normally, we will permit 100% of fixed account allocations to be transferred to the variable account. However, we may under certain economic conditions and at our discretion, limit the maximum transferable amount. In addition, we reserve the right to restrict transfers between the fixed account and the sub-accounts to one per policy year. Under no circumstances will the maximum transferable amount be less than 20% of the portion of cash value attributable to the fixed account as of the end of the previous policy year (subject to state restrictions). Those of you who have entered into dollar cost averaging agreements with us may transfer under the terms of that agreement.

Transfers of the fixed account allocations must be made within 30 days after reaching the end of an interest rate guarantee period.

Transfers to the Fixed Account

Transfers to the fixed account may not be made prior to the first policy anniversary or within 12 months of any prior transfer. We reserve the right to restrict the amount transferred to the fixed account to 25% of the portion of cash value attributable to the sub-accounts as of the close of business of the prior valuation period. In addition, we reserve the right to refuse a transfer to the fixed account if the fixed account value before the transfer is greater than or equal to 30% of your policy's cash value.

Transfers Among the Sub-Accounts

Allocations may be transferred among the sub-accounts once per valuation period.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 30 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the sub-accounts. We will determine the amount that may be transferred and will declare this amount at the end of the guarantee period.

For new premium payments allocated to the fixed account, or transfers to the fixed account from the sub-accounts, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because a guaranteed term ends on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the fixed account and amounts transferred to the fixed account must remain on deposit.

Dollar Cost Averaging Program

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. This program is not available in the State of New York. We do not guarantee that this program will result in profit or protect you from loss.

If you elect this option, you must direct us via the instructions below to automatically transfer amounts from the fixed account, Federated Insurance Series - Federated Quality Bond Fund II, Fidelity VIP High Income Portfolio:
Service Class, GVIT - Gartmore GVIT Government Bond Fund: Class I, GVIT Federated GVIT High Income Bond Fund: Class I, and the GVIT - Gartmore GVIT Money Market Fund: Class I to any other specified sub-account(s).

Transfers will occur monthly or on another frequency if permitted by us. We will process transfers until either the value in the originating investment option is exhausted, or you instruct us in writing to stop the transfers.

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.

No charge is assessed for using a Dollar Cost Averaging program. We reserve the right to stop establishing new Dollar Cost Averaging programs at any time.

Enhanced Dollar Cost Averaging Program

We may from time to time, offer enhanced rate dollar cost averaging programs. Dollar cost averaging transfers for this program may only be made from the fixed account. Such enhanced rate dollar cost averaging programs allow you to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. We will process transfers until either amounts in the enhanced rate fixed account are exhausted or you instruct us in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, we will automatically transfer the remaining amount in the enhanced rate fixed account to the GVIT - Gartmore GVIT Money Market Fund Class I. We are required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

HOW DO I MAKE TRANSFERS?

We will accept transfer requests in writing, over the telephone or via the internet. See the following table for specific contact information.

------------------------------------------------------------------
Form of Request          Contact Information
------------------------------------------------------------------
Written request          Nationwide Life Insurance Company
                         P.O. Box 182150
                         Columbus, OH 43218-2150

Telephone request        1-800-547-7548
                         TDD 1-800-238-3035

Internet request         www.bestofamerica.com


Transfer requests may be submitted at any time. Requests received by us after the close of business of a valuation period will be processed the next valuation period.

We will use reasonable procedures to confirm that instructions received are genuine and will not be liable for following instructions we reasonably determine to be genuine. We may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to you.

Market-Timing Firms

We reserve the right to refuse or limit transfer requests (or take any other action deemed necessary) in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some policy owners (or third parties acting on their behalf).

If we determine that a policy owner (or a third party acting on the policy owner's behalf) is engaging in harmful short-term trading, we reserve the right to take action to protect investors, including exercising our right to terminate the ability of specified policy owners to submit transfer requests via telephone, facsimile, or over the internet. If we exercise this right, affected policy owners would be limited to submitting transfer requests via U.S. mail. Any action we take pursuant to this provision will be preceded by a 30 day written notice to the affected policy owner.

CASH VALUE AND SURRENDERS

DOES MY POLICY HAVE ANY VALUE BESIDES DEATH BENEFIT VALUE?

Yes. Your policy has cash value if you have paid all the required premiums to keep the policy in force. Assuming your policy is not in a grace period, you may take partial surrenders of the cash value, total surrenders or take a policy loan.

Cash Value

Cash value is the sum of the value of all variable account accumulation units attributable to your policy plus amounts credited to the fixed account and your policy loan account, if any. We will determine the value of the assets in your variable account at the end of each valuation period. The cash value will be determined at least monthly.

The number of accumulation units credited to each sub-account is determined by dividing the net amount allocated to the sub-account by the accumulation unit value for the sub-account for the valuation period during which the premium is received by us. In the event part or all of the cash value is surrendered, we will deduct an appropriate number of accumulation units from the variable account sub-accounts in the same proportion that your interest in the variable account sub-accounts are allocated, unless otherwise directed by you. Deductions will be taken from the fixed account only to the extent that there are insufficient assets in the sub-accounts.

The cash value in the fixed account and the policy loan account is credited with interest daily at an effective annual rate which we periodically declare. The annual effective rate will never be less than 3%. Upon request, we will inform you of the applicable rates for each account.

On any date during the policy year, the cash value equals:

     1)   the cash value on the preceding valuation date; plus

     2)   any new premium applied since the previous valuation date; plus

     3)   any interest added to assets in the fixed account; plus

     4) any interest added to assets in the policy loan account, if applicable; plus or minus

     5)   any investment results for assets invested in the sub-accounts; minus

     6)   policy charges; minus

     7)   partial surrenders, if applicable; minus

     8)   any surrender charges, if applicable.

There is no guaranteed cash value. The cash value will vary with the investment experience of the variable account and/or the daily crediting of interest in the fixed account and policy loan account depending on your investment allocations.

Cash Surrender Value

It's important to remember that if your policy is terminated during the insured's lifetime, a cash surrender value may be payable to you under the policy, however, the amount of the cash surrender value is not guaranteed by us. Your policy will lapse without value if the cash surrender value falls below what is needed to cover policy charges.

You may surrender your policy for the cash surrender value any time while the insured is living. The cancellation will be effective as of the date we receive the policy accompanied by a signed, written request for cancellation. In some cases, we may require additional documentation of a customary nature.

We are required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to 6 months from the date of the surrender request.

The cash surrender value equals the policy's cash value, next computed after the date we receive a proper written request for surrender AND the policy, minus any charges, indebtedness or other deductions due on that date, which may also include a surrender charge.

The cash surrender value increases or decreases daily to reflect the investment experience of the variable account and the daily crediting of interest in the fixed account and the policy loan account.

If, at any time, the policy's cash surrender value falls below zero and the policy continuation provision is not in effect, the grace period will begin. You will be notified that your policy has negative cash surrender value and will be given the opportunity to pay premiums to bring the policy out of the grace period

WHAT IF I WANT TO TAKE A PARTIAL OR TOTAL SURRENDER? WHAT HAPPENS NEXT?

If you wish to totally or partially surrender your policy, you may be assessed a surrender charge. The following information explains in detail what charges you will incur for surrendering a portion or all of your policy.

Total Surrenders

You may surrender your policy and receive your policy's cash surrender value, which is the policy's cash value, less indebtedness or other deductions. If you elect to surrender the entire policy during the first 14 policy years, we will deduct a surrender charge from your policy's cash value. The charge is deducted proportionally from the cash value in each sub-account and the fixed account.

The maximum initial surrender charge varies by issue age, sex, specified amount and underwriting classification. The maximum initial surrender charge will not exceed 22.5% multiplied by the lesser of:

(a) or (b), where:

(a) = the specified amount multiplied by the rate indicated on Chart 1, divided by 1,000;

(b) = premiums paid during the first two policy years;

Plus (c) multiplied by (d), where:

(c) = the specified amount divided by 1,000; and

(d) = the administrative target component as illustrated by Chart 2 as follows, this factor allows the company to account for the probability (at various ages) that death will occur and no CDSC will be recouped.

In certain scenarios, usually involving decreases in your policy value, your policy's surrender charge may equal all of your policy's cash surrender value. In other scenarios, usually involving a large initial premium or significant additions of premium after the second policy year, your policy's surrender charge may be nominal relative to the premiums you have paid.

CHART 1
------------------------------------------------------------------
  AGE         MALE          FEMALE       MALE        FEMALE
          NON-TOBACCO     NON-TOBACCO     TOBACCO     TOBACCO
------------------------------------------------------------------
   18        $5.21           $4.36         $6.91       $5.17
   19         5.40           4.54           7.17        5.39
   20         5.63           4.76           7.47        5.65
   21         5.84           4.96           7.76        5.90
   22         6.07           5.17           8.06        6.15
   23         6.31           5.39           8.38        6.42
   24         6.56           5.62           8.73        6.70
   25         6.84           5.86           9.11        7.00
   26         7.13           6.12           9.51        7.32
   27         7.45           6.39           9.94        7.65
   28         7.78           6.68          10.41        8.01
   29         8.14           6.99          10.90        8.38
   30         8.56           7.34          11.46        8.81
   31         8.96           7.68          12.03        9.22
   32         9.39           8.04          12.62        9.66
   33         9.85           8.42          13.26       10.12
   34        10.34           8.82          13.93       10.61
   35        10.85           9.24          14.65       11.13
   36        11.39           9.69          15.41       11.67
   37        11.97           10.16         16.21       12.24
   38        12.58           10.66         17.06       12.85
   39        13.23           11.18         17.96       13.48
   40        13.95           11.77         18.94       14.17
   41        14.67           12.35         19.95       14.86
   42        15.44           12.95         21.00       15.58
   43        16.26           13.60         22.12       16.34
   44        17.12           14.27         23.30       17.13
   45        18.04           14.99         24.55       17.96
   46        19.02           15.74         25.86       18.83
   47        20.06           16.55         27.26       19.75
   48        21.16           17.39         28.74       20.72
   49        22.34           18.29         30.31       21.75
   50        23.64           19.29         32.02       22.87
   51        24.98           20.30         33.79       24.02
   52        26.41           21.38         35.67       25.23
   53        27.93           22.52         37.66       26.50
   54        29.56           23.73         39.76       27.85
   55        31.29           25.02         41.99       29.27
   56        33.14           26.40         44.34       30.79
   57        35.11           27.87         46.83       32.40
   58        37.22           29.44         49.48       34.13
   59        39.49           31.14         52.30       35.98
   60        42.01           33.07         55.42       38.09
   61        44.61           35.05         58.63       40.26
   62        47.40           37.18         62.04       42.59
   63        50.38           39.47         65.65       48.08
   64        53.58           41.92         69.47       47.74
   65        56.99           44.55         73.51       50.56

------------------------------------------------------------------
  AGE         MALE          FEMALE       MALE        FEMALE
          NON-TOBACCO     NON-TOBACCO     TOBACCO     TOBACCO
------------------------------------------------------------------
   66        $60.65         $47.37         $77.78      $53.58
   67        64.57           50.41         82.30       56.81
   68        68.78           53.71         87.12       60.31
   69        73.33           57.30         92.26       64.13
   70        78.52           61.49         98.10       68.57
   71        83.82           65.79         103.99      73.14
   72        89.50           70.49         110.27      78.11
   73        95.58           75.59         116.89      83.47
   74        102.05          81.11         123.85      89.23
   75        108.92          87.06         131.11      95.38
   76        116.22          93.48         138.65      101.95
   77        123.91         100.35         146.41      108.92
   78        132.14         107.81         154.56      116.44
   79        141.00         115.96         163.19      124.59
   80        150.61         124.91         172.42      133.51
   81        160.93         134.65         182.18      143.16
   82        172.06         145.31         192.54      153.68
   83        183.91         156.85         203.37      165.03
   84        196.41         169.27         214.56      177.14
   85        209.46         182.58         226.02      189.97


CHART 2
------------------------------------------------------------------
            Issue Age                  Administrative Target
                                             Component
------------------------------------------------------------------
          0 through 35                          4.00
          36 through 55                         5.00
          56 through 85                         6.50


Surrender charges for years 2-15 are a percentage of the initial surrender charge as shown in the following chart:


------------------------------------------------------------------
POLICY YEAR SURRENDER CHARGE    POLICY        SURRENDER
                                 YEAR          CHARGE
------------------------------------------------------------------
     1      100% of initial         9      30% of initial
            surrender charge               surrender
                                           charge

     2      95% of initial          10     25% of initial
            surrender charge               surrender
                                           charge

     3      85% of initial          11     20% of initial
            surrender charge               surrender
                                           charge

     4      80% of initial          12     15% of initial
            surrender charge               surrender
                                           charge

     5      70% of initial          13     10% of initial
            surrender charge               surrender
                                           charge

     6      60% of initial          14     5% of initial
            surrender charge               surrender
                                           charge

     7      50% of initial          15     0% of initial
            surrender charge               surrender
                                           charge

     8      40% of initial
            surrender charge



The surrender charge schedule will be fixed at the end of the second policy year and will remain the same for the life of the policy, unless the specified amount is increased. The surrender charge schedule will not vary due to changes in specified amount or cash value.

Surrender charges reimburse us for certain expenses related to the sale of the policies, including commissions, costs of sales literature, and other promotional activity. The surrender charges may be insufficient to recover certain expenses related to the sale of the policies. Unrecovered expenses are borne by our general assets which may include profits, if any, from Mortality and Expense Risk Charges. Additional premiums and/or income earned on assets in the variable account have no effect on these charges.

If, at any time, your policy's cash surrender value is less than or equal to zero, the grace period will begin, unless the policy is covered by the policy continuation provision. You will be notified that your policy has negative cash surrender value and will be given the opportunity to pay premiums to bring the policy out of the grace period.

Partial Surrenders

After your policy has been in force for one year, you may request a partial surrender. Such requests must be made in writing. Partial surrenders will be deducted proportionately from the assets in each sub-account, unless otherwise directed by you. Amounts will be deducted from the fixed account only to the extent that there are insufficient assets in the variable account.

When you take a partial surrender, we reduce the policy's cash value by the amount of the partial surrender.

Partial surrenders are permitted if they satisfy the following:

     1)   the minimum partial surrender is $200;

     2) during the first 10 policy years, the sum of all partial surrenders in a given year may not exceed 10% of your policy's cash surrender value as of the beginning of that policy year;

     3) after your 10th policy year, the maximum partial surrender is limited to the cash surrender value less the greater of $500 or 3 month's policy charges;

     4) a partial surrender may not cause the total specified amount to be reduced below the minimum specified amount as shown on the policy data page; and

     5) after the partial surrender, your policy continues to qualify as life insurance.

We reserve the right to limit the number of partial surrenders to one in each policy year. Certain partial surrenders may result in currently taxable income and tax penalties.

Currently, we do not assess a fee for processing partial surrenders. However, we reserve the right to assess a Partial Surrender Processing Fee equal to the lesser of $25 or 2% of the amount surrendered for each partial surrender.

WILL PARTIAL SURRENDERS HAVE ANY EFFECT ON MY POLICY'S CASH VALUE?

Yes. When a partial surrender is taken, we will reduce the cash value by the partial surrender amount withdrawn and any surrender fees taken. In addition, we will reduce the Specified Amount by the amount necessary to prevent an increase in the net amount at risk. Any decrease will reduce your insurance in the following order:

     1)   against the insurance provided by the most recent increase;

     2)   against the most recent increase successively; and

     3)   against the insurance under the original application.

WILL I HAVE TO PAY TAXES ON ANY AMOUNTS SURRENDERED?

Federal law requires us to withhold income tax from any portion of surrender proceeds subject to tax. We will withhold income tax unless you advise us, in writing, of your request not to withhold. If you request that taxes not be withheld, or if the taxes withheld are insufficient, you may be liable for payment of an estimated tax. You should consult a tax adviser.

If your policy is an employer-sponsored life insurance arrangement, you may be required to report for income tax purposes, one or more of the following:

     1)   the value each year of the life insurance protection provided;

     2)   an amount equal to any employer-paid premiums; or

     3) some or all of the amount by which the current value exceeds the employer's interest in the policy.

You should consult with the sponsor or the administrator of your plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of your employer-sponsored life insurance arrangement.

POLICY LOANS

MAY I TAKE A LOAN AGAINST MY POLICY?

Yes, provided your policy meets certain criteria. After the first policy year, you may request a policy loan using your policy as security. Any request for a policy loan must be in written form and signed by you. Certain policy loans may result in current taxable income and tax penalties. Policy loans are subject to the following:

-    we will not grant a loan for an amount less than $200.

- the maximum total amount that may be borrowed, including any outstanding loans, as of the date the loan is processed, is:

     a)   90% of the cash value in the sub-accounts; plus

     b)   100% of the cash value in the fixed account; plus

     c)   100% of the cash value in the policy loan account; minus

     d)   100% of the surrender charge.

- if the cash value is less than or equal to $0, no additional loans may be taken.

- if total indebtedness ever equals or exceeds the cash value less surrender charges, your policy will terminate without value, subject to the grace period provisions.

Policy indebtedness will be deducted from the death benefit, cash surrender value upon surrender, or the maturity proceeds.

If you are considering getting a policy loan in connection with your retirement income plan, you should consult your personal tax adviser regarding potential tax consequences that may arise if necessary payments are not made to keep the policy from lapsing. The amount of the payments necessary to prevent your policy from lapsing will increase with age.

WILL MY LOAN HAVE ANY EFFECT ON INVESTMENT PERFORMANCE?

Yes. When a loan is made, an amount equal to the amount of the loan is transferred from the variable account to the policy loan account. If the assets relating to your policy are held in more than one sub-account, withdrawals from the sub-accounts will be made in proportion to the assets in each sub-account at the time of the loan, unless otherwise directed by you. Policy loans will be transferred from the fixed account only when sufficient amounts are not available in the sub-accounts.

The amount taken out of the variable account will not be affected by the variable account's investment experience while the loan is outstanding.

WHAT ABOUT INTEREST?

The annual effective loan interest rate charged on policy loans is guaranteed to never be greater than 4.50%.

If it is determined that such loans will be treated, as a result of the differential between the interest crediting rate and the loan interest rate, as taxable distributions under any applicable ruling, regulation, or court decision, we retain the right to increase the net cost (by decreasing the interest crediting rate) on all subsequent policy loans to an amount that would result in the transaction being treated as a loan under federal tax law. If this amount is not prescribed by such ruling, regulation, or court decision, the amount will be an amount which we consider to be more likely to result in the transaction being treated as a loan under federal tax law.

Amounts transferred to the policy loan account will earn interest daily from the date of transfer. The earned interest is transferred from the policy loan account to the variable account or the fixed account on each policy anniversary, at the time a new loan is requested, or at the time of loan repayment. It will be allocated according to the fund allocation factors in effect at the time of the transfer.

Interest is charged daily and is payable at the end of each policy year or at the time of loan repayment. Unpaid interest will be added to the existing policy indebtedness as of the due date and will be charged interest at the same rate as the rest of the indebtedness.

Whenever the total policy indebtedness exceeds the cash value less any surrender charges, we will send a notice to you and the assignee, if any. Your policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total policy indebtedness to an amount equal to the total cash value less any surrender charge plus an amount sufficient to continue your policy in force for 3 months.

WILL A LOAN HAVE ANY EFFECT ON MY DEATH BENEFIT AMOUNT OR CASH VALUE AMOUNT?

Yes. A policy loan, whether or not repaid, will have a permanent effect on your death benefit and cash value because the investment results of the variable account or the fixed account will apply only to the non-loaned portion of the cash value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the variable account or the fixed account while the loan is outstanding, the effect could be favorable or unfavorable.

WHEN AND HOW DO I MAKE LOAN REPAYMENTS?

All or part of the indebtedness may be repaid at any time while your policy is in force during the insured's lifetime. Any payment intended as a loan repayment, rather than a premium payment, must be identified as such. Loan repayments will be credited to the sub-accounts and the fixed account in proportion to your underlying mutual fund allocation factors in effect at the time of the repayment. Each repayment must be at least $50. We reserve the right to require that any loan repayments resulting from policy loans transferred from the fixed account must be first allocated to the fixed account.

DEATH BENEFIT

DO I HAVE A CHOICE OF DEATH BENEFIT OPTIONS?

Yes. In fact you may choose one of three death benefit options. All the death benefit options listed below qualify as life insurance using the guideline premium/cash value corridor test under Section 7702 of the Internal Revenue Code.

Keep in mind that whatever death benefit option you choose, the death benefit will never be less than the specified amount, less partial withdrawals and/or policy indebtedness. The death benefit may vary with the cash value of the policy, which depends on investment performance.

The death benefit options you may choose are as follows:

Option 1. If you elect Option 1 and the insured dies, the amount of the death benefit will be equal the greater of:

     1)   the specified amount on the date death proceeds become payable; or

     2) the applicable percentage of cash value, as indicated in the chart below, as of the date death proceeds become payable.

Option 2. If you elect Option 2 and the insured dies, the amount of the death benefit will be equal to the greater of:

     1) the specified amount plus the cash value on the date death proceeds become payable; or

     2) the applicable percentage of the cash value, as indicated on the chart below, as of the date the death proceeds become payable.

Option 3. If you elect Option 3 and the insured dies, the amount of the death benefit will be equal to the greater of:

     1) the specified amount plus the accumulated premium amount on the date death proceeds become payable; or

     2) the applicable percentage of cash value, as indicated on the chart below, as of the date the death proceeds become payable.

          The accumulated premium amount is all premium payments accumulated to the date of death less any partial surrenders accumulated to the date of death. The accumulations will be calculated based on the interest rate declared at the time the policy is issued. In no event will the accumulated premium amount be less than zero ($0) or greater than the maximum increase as shown on the policy data page.

Not all death benefits may be available in all states.

The cost of insurance you will pay varies based on the Death Benefit Option you select. For example, Option 1 provides for a death benefit without the opportunity for your beneficiaries to receive any proceeds in excess of the specified amount. Thus, with Option 1 you will incur a lower cost of insurance than if you elect Option 2 which provides a death benefit of the specified amount plus any cash value you have accrued in the policy. Similarly, Option 3 provides for a death benefit that may exceed the specified amount by the amount of premium you have paid. Therefore, with Option 1 you will incur a lower cost of insurance than if you elect Option 3. The cost of insurance for Option 2 may be higher or lower than the cost of insurance for Option 3 depending on whether or not your policy's cash value exceeds the amount of premium you have paid plus any interest credited on that premium.

Percentage of Cash Value

Section 7702 of the Internal Revenue Code under the Guideline Premium/Cash Value Corridor Test, requires that the death benefit be greater than or equal to the cash value multiplied by the applicable percentages shown on the following table:

--------------------------------------------------------
 ATTAINED     APPLICABLE       ATTAINED    APPLICABLE
    AGE       PERCENTAGE         AGE       PERCENTAGE
--------------------------------------------------------
   31-40         250%             70          115%
    41           243%             71          113%
    42           236%             72          111%
    43           229%             73          109%
    44           222%             74          107%
    45           215%             75          105%
    46           209%             76          105%
    47           203%             77          105%
    48           197%             78          105%
    49           191%             79          105%
    50           185%             80          105%
    51           178%             81          105%
    52           171%             82          105%
    53           164%             83          105%
    54           157%             84          105%
    55           150%             85          105%
    56           146%             86          105%
    57           142%             87          105%
    58           138%             88          105%
    59           134%             89          105%
    60           130%             90          105%
    61           128%             91          104%
    62           126%             92          103%
    63           124%             93          102%
    64           122%             94          101%
    65           120%             95          100%
    66           119%             96          100%
    67           118%             97          100%
    68           117%             98          100%
    69           116%             99          100%
                                 100          100%


MAY I EVER CHANGE THE SPECIFIED AMOUNT AFTER MY POLICY IS ISSUED?

Yes. You may request certain changes in the insurance coverage under your policy. Requests must be in writing and received by us at our home office. No change in specified amount will take effect unless the cash surrender value, after the change, is sufficient to keep your policy in force for at least 3 months.

Specified Amount Increases

After the first policy year, you may request an increase to the specified amount. Any increase will be subject to the following conditions:

     1)   the request must be applied for in writing;

     2)   satisfactory evidence of insurability must be provided;

     3)   the increase must be for a minimum of $10,000;

     4) the cash surrender value is sufficient to keep the policy in force for at least 3 months; and

     5)   the insured must be 85 or younger.

Any approved increase will have an effective date of the monthly anniversary day or on the next day we approve the supplemental application. We reserve the right to limit the number of specified amount increases to one each policy year.

Specified Amount Decreases

After the first policy year, you may request a decrease to the specified amount. Any approved decrease will be effective on the monthly anniversary day or on the next day we receive the request. Any such decrease will reduce the insurance in the following order:

     1)   against insurance provided by the most recent increase;

     2)   against the next most recent increases successively; and

     3)   against insurance provided under the original application.

We reserve the right to limit the number of specified amount decreases to one each policy year. We will refuse a request for a decrease which would:

     1) reduce the specified amount below the minimum issue amount as is shown on the policy data page; or on the initial application; or

     2)   disqualify the policy as a contract for life insurance.

     3)   result in both:

          (a)  a negative guideline single premium; and

          (b) an aggregate guideline level premium that would be negative at any time prior to the maturity of the policy.

The "guideline single premium" and "guideline level premium" are defined in
Section 7702 of the Internal Revenue Code. The guideline single premium is calculated at the time your policy is issued and equals the premium necessary to fund the future benefits under the policy, based on the assumption of a level 6% rate of return, current expenses, and reasonable mortality charges. The guideline level premium equals the level annual amount to be paid over a period that ends when the insured becomes 100 years old, based on the same assumptions, except with a level 4% rate of return. Please note that these premium levels do NOT guarantee that your policy will stay in force. Rather, these premium levels are used to ensure your policy meets the Internal Revenue Code's definition of life insurance.

Also, if you take a partial surrender, your cash value may not be enough to avoid causing your policy to lapse (see Policy Lapse and Reinstatement below). To avoid lapsing your policy, you may reduce your policy's specified amount to a level where the cash value is sufficient to keep the policy in force. Keep in mind, however, the reduction in the specified amount must meet the requirements of this Specified Amount Decreases section.

MAY I CHANGE MY DEATH BENEFIT OPTION AFTER MY POLICY IS ISSUED?

Yes. After the first policy year, you may elect to change the death benefit option under your policy. Only one change of death benefit option is permitted per policy year. The effective date of a change will be the monthly anniversary day following the date the change is approved by us.

If the change is from Option 1 to Option 2:

The specified amount will be decreased by the amount of the cash value.

If the change is from Option 2 to Option 1:

The specified amount will be increased by the amount of the cash value.

If the change is from Option 3 to Option 1:

The specified amount will be increased by the amount of the accumulated premium account.

If the change is from Option 3 to Option 2:

The specified amount will be adjusted by the amount of the difference between cash value and the accumulated premium account. If the cash value is greater than the accumulated premium account, this will result in a decrease to the specified amount. If the cash value is less than the accumulated premium account, the option change will result in an increase in specified amount. WE WILL NOT ALLOW DEATH BENEFIT OPTION CHANGES FROM OPTION 1 TO OPTION 3 OR OPTION 2 TO OPTION 3.

In order for any change in the death benefit option to become effective, the cash surrender value, after the change, must be sufficient to keep the policy in force for at least 3 months.

We will adjust the specified amount so that the net amount at risk remains constant before and after the death benefit option change. A change in death benefit option will not be permitted if it results in the total premiums paid exceeding the then current maximum premium limitations under the guideline premium/cash value corridor test of Section 7702 of the Internal Revenue Code.

WHAT HAPPENS ONCE THE INSURED DIES?

If the insured dies while your policy is in force and prior to the maturity date, death proceeds will be payable to the beneficiary(ies). The amount of the death proceeds is equal to:

          1)   the death benefit provided by the policy; plus

          2)   any insurance that may be provided by riders to the policy; minus

          3)   any indebtedness; minus

          4) any due and unpaid monthly deductions accruing during a grace period.

We will pay the death proceeds to the beneficiary after receipt of proof of death of the insured, at the home office in a satisfactory format. Death proceeds may be adjusted under certain conditions (see "Error in Age or Sex" and "Suicide").

Incontestability

We will not contest payment of the death proceeds based on the initial specified amount after the policy has been in force during the insured's lifetime for 2 years from the policy date. We will not contest payment of the death proceeds based on an increase in specified amount requiring evidence of insurability after the increase has been in force during the insured's lifetime for 2 years from its effective date.

Error in Age or Sex

If the age or sex of the insured has been misstated, the death benefit and cash value will be adjusted. The cash value will be adjusted to reflect the cost of insurance charges on the correct age and sex from the policy date.

Suicide

If the insured dies by suicide, while sane or insane, within 2 years from the policy date, we will pay no more than the sum of the premiums paid, less any indebtedness and less any partial surrenders. If the insured dies by suicide, while sane or insane, within 2 years from the date we accept an application for an increase in the specified amount, we will pay no more than the death benefit associated with the initial specified amount, plus the Cost of Insurance Charges associated with the increase in specified amount.

HOW IS THE DEATH BENEFIT DISTRIBUTED?

Death benefit proceeds may be paid in lump sum or in any form of distribution listed in this provision. If the beneficiary of the death benefit does not specify the method of payment, we will pay it in a lump sum. Proceeds from any optional form of distribution will be paid from our general account and therefore will not be affected by the investment experience of any sub-account.

One or a combination of settlement options may be chosen if the total amount placed under the option is at least $2,000 and each payment is at least $20.

A settlement option election may be changed at any time by proper written request to our home office. Once recorded, the request will be effective on the date it was requested. We may require proof of the age and sex of any person to be paid under a settlement option. While the policy is in force, you may choose or change settlement options at any time. If no settlement option has been chosen prior to the date the death proceeds become payable, the beneficiary may choose one. A change in beneficiary automatically revokes any settlement option in effect.

When death proceeds become payable under any option, a settlement contract is issued in exchange for this policy. The new contract's effective date is the date death proceeds become payable or the date on which the policy is surrendered.

Settlement option payments may not be assigned. To the extent permitted by law, settlement option payments are not subject to the claims of creditors or to legal process.

For any settlement options, payments may be made annually, semi-annually, quarterly or monthly. Under Options 1, 2 and 4 below, withdrawal of any outstanding balance may be made by written request to us. No amount left with us under Options 3, 5 or 6 may be withdrawn.

Options 1, 2, 4 and the guaranteed period of Option 3, provide for payment of interest at a guaranteed minimum interest rate of 2.5% per year, compounded annually. Any interest to be paid in excess of this rate will be determined once a year.

OPTION 1. INTEREST INCOME. In this Option, proceeds remain with us to earn interest. This interest may be left to accumulate or to be paid periodically.

OPTION 2. INCOME FOR A FIXED PERIOD. In this Option, proceeds remaining with us will be paid over a specified number of years, not to exceed 30 years. Each payment consists of a portion of the death benefit proceeds plus a portion of the interest credited on the outstanding balance.

OPTION 3. LIFE INCOME WITH PAYMENTS GUARANTEED. In this Option, payments are made for a guaranteed period of 10, 15 or 20 years, and thereafter for the remainder of a payee's lifetime. The amount payable monthly for each $1,000 left with us will be determined according to the payee's sex and age on the effective date of the Option.

OPTION 4. FIXED INCOME FOR VARYING PERIODS. In this Option, death benefit proceeds may be left on deposit with us at interest with payments of a fixed amount being paid at specified intervals until the principal and interest have been exhausted. The last payment will be for the balance only. The total amount payable each year may not be less than 5% of the original proceeds (i.e., not less than $50 per annum of each $1,000 of original proceeds).

OPTION 5. JOINT AND SURVIVOR LIFE INCOME. In this Option, equal payments will be made for the longer of the lives of two named payees.

OPTION 6. ALTERNATE LIFE INCOME. In this Option, we will use the proceeds to purchase an annuity. The amount payable will be 102% of our current individual immediate annuity purchase rate on the effective date of the settlement contract. We reserve the right to change the current annuity rates at any time. However, once this Option has been selected and the settlement contract is issued, any revision in rates will not affect payment to a payee or payees. Upon request, we will quote the amount currently payable under this settlement option.

EARLIER YOU MENTIONED A MATURITY DATE. WHAT IS THE MATURITY DATE?

The maturity date is the policy anniversary on or next following the insured's 100th birthday. If your policy is still in force, maturity proceeds may be payable to you on the maturity date. If paid, maturity proceeds are equal to the amount of the policy's cash value, less any indebtedness.

WHAT IF I DON'T WANT TO GET PAID THE POLICY'S CASH VALUE ON THE MATURITY DATE? MAY I EXTEND THE MATURITY DATE?

Yes. If the insured is alive on the original maturity date of the policy, you may extend the maturity date. Unless you elect otherwise, the maturity date will automatically be extended until the date the insured dies, subject to the following:

     1)   no premium payments will be allowed after the original maturity date;

     2) increases to the specified amount will not be permitted after the original maturity date;

     3) death benefit option changes will not be permitted after the original maturity date;

     4) on the original maturity date, 100% of the cash value in the sub-accounts will be transferred to the fixed account;

     5) after the original maturity date, transfers from the fixed account to the sub-accounts will not be permitted;

     6) no further monthly deductions will be taken after the original maturity date (the cost of insurance charges will be $0);

     7) the specified amount for the maturity date extension will be equal to the specified amount on the insured's 85th birthday, less (a) and (b) where:

          a) is any decrease to the specified amount on or after the insured's attained age 85; and

          b) is an adjustment for partial withdrawals taken after the insured's attained age 85.

The amount of the adjustment varies based on the death benefit option and the insured's attained age defined as follows:

                          ----------------------------------------
                                  INSURED'S ATTAINED AGE
                          ----------------------------------------
                               86-90            91 and Older

 Death Benefit Option 1   Amount by which     Amount proportionate
                          the base policy     to the ratio of the
                          specified           withdrawal to the
                          amount is           policy value prior
                          reduced due to      to the withdrawal
                          the withdrawal

 Death Benefit Option 2          $0                  $0
          or 3


ASSIGNMENT

MAY I EVER ASSIGN MY POLICY?

Yes. While the insured is living, you may assign your rights in the policy. The assignment must be in writing in a form acceptable to us, signed by you and received at our home office. Assignments will not affect any payments made or actions taken by us prior to our receipt of the assignment request. We are not responsible for any assignment not submitted, nor are we responsible for the sufficiency or validity of any assignment. Assignments are subject to any indebtedness owed to us before being recorded. The interest of any beneficiary will be subject to the rights of any assignee of record on file at our home office.

POLICY LAPSE AND REINSTATEMENT

CAN MY POLICY EVER LAPSE AND WHAT HAPPENS IF IT DOES?

It is possible that your policy could lapse if your cash surrender value is insufficient to cover all policy charges. If the cash surrender value on a monthly anniversary day is not sufficient to cover that month's policy charges, and premium payments required under the "Guaranteed Policy Continuation" provision have not been met, a grace period will be allowed for the payment of a premium. Such premium must equal or exceed the lesser of 3 times the monthly charges and the premium required to bring the guaranteed policy continuation provision into effect.

We will send you a notice at the start of the grace period, at the address on the application or another address specified by you, stating the amount of premium required. The grace period will end 61 days after the date the notice is mailed. We will send an additional reminder notice at least 31 days prior to the end of the grace period. If sufficient premium is not received by us by the end of the grace period, your policy will lapse without value. If death proceeds become payable during the grace period, we will pay the death proceeds.

Guaranteed Policy Continuation Period

We will not lapse the policy, if on each monthly anniversary day (1) is greater than (2), where:

     1) is the sum of all premiums paid to date, minus any indebtedness and minus any partial surrenders; and

     2) is the sum of the monthly death benefit guarantee premiums due since the policy date including any premium for the current monthly anniversary day.

If (1) is not greater than or equal to (2), then the guaranteed policy continuation provision is not in effect and the policy will go into the grace period. The monthly death benefit guarantee premiums and the death benefit guarantee period are shown on the policy data page. The monthly death benefit guarantee premiums may vary by policy duration and may be affected by changes to the policy.

This policy has two levels of guaranteed policy continuation guarantees, the Initial Death Benefit Guarantee and the Limited Death Benefit Guarantee. Each level of guarantee has its own minimum premium requirement. Each level of premium and the period in which it applies is shown on the policy data page. The Limited Death Benefit Guarantee will be permanently lost when premium payments fall below those required to maintain this benefit unless sufficient premiums are paid within a 61-day grace period.

Reinstatement

If the grace period ends and you have neither paid the required premium nor surrendered your policy for its cash surrender value, you may reinstate the policy by:

     1) submitting a written request at any time within 3 years after the end of the grace period and prior to the maturity date;

     2)   providing evidence of insurability satisfactory to us;

     3) paying sufficient premium to cover all policy charges that were due and unpaid during the grace period;

     4) paying sufficient premium to keep your policy in force for 3 months from the date of reinstatement; and

     5) paying or reinstating any indebtedness against the policy which existed at the end of the grace period.

The effective date of a reinstated policy will be the monthly anniversary day or on the next date the application for reinstatement is approved by us. If the policy is reinstated, the cash value on the date of reinstatement, but prior to applying any premiums or loan repayments, will be set equal to the lesser of:

     1)   the cash value at the end of the grace period; or

     2) the surrender charge for the policy year in which your policy is reinstated.

Unless otherwise specified, all amounts will be invested according to the investment instructions in effect at the start of the grace period.

PERIODIC INFORMATION

WILL I EVER RECEIVE PERIODIC INFORMATION FROM YOU ABOUT MY POLICY?

Yes. We will mail to you at the last known address of record:

     - an annual statement containing: the amount of the current death benefit, cash value, cash surrender value, premiums paid, monthly charges deducted, amounts invested in the fixed account and the sub-accounts, as well as policy indebtedness;

     - annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account; and

     - statements of significant transactions, such as changes in specified amount, changes in death benefit options, changes in future premium allocations, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement and termination.

POLICY OWNER AND BENEFICIARY

TELL ME MORE ABOUT MY RIGHTS AS POLICY OWNER AS WELL AS THE RIGHTS OF THE BENEFICIARY. DOES THE INSURED HAVE ANY RIGHTS UNDER THE POLICY IF I AM NOT THE INSURED?

The insured does not have any rights in the policy, unless the insured is also the policy owner (you). You have all rights under the policy until the insured dies.

Policy Owner

While the insured is living, all rights in this policy are vested in the policy owner (you) named on the application or as subsequently changed, subject to assignment, if any.

You may name a contingent policy owner or a new policy owner while the insured is living. Any change must be in a written form satisfactory to us and received at our home office. Once received, the change will be effective when signed. The change will not affect any payment made or action taken by us before request was received. We may require that your policy be submitted for endorsement before making a change.

If you are someone other than the insured, name no contingent policy owner, and die before the insured, your rights in this policy belong to your estate.

Beneficiary

The beneficiary(ies) and/or contingent beneficiary will be as named on the application or as subsequently changed, subject to assignment, if any.

You may name a new beneficiary and/or contingent beneficiary while the insured is living. Any change must be in a written form satisfactory to us and received at our home office. Once received, the change will be effective when signed. The change will not affect any payment made or action taken by us before it was received. We may require that your policy be submitted for endorsement before making a change.

If any beneficiary predeceases the insured, that beneficiary's interest passes to any surviving beneficiary(ies), or contingent beneficiaries unless otherwise provided. Multiple beneficiaries will be paid in equal shares, unless otherwise provided. If no named beneficiary survives the insured, the death proceeds will be paid to you or your estate.

TAX INFORMATION

TELL ME MORE ABOUT HOW MY LIFE INSURANCE POLICY IS TAXED. WHAT SHOULD I LOOK OUT FOR?

First, we should state that we are not providing tax advice. For any tax advice, you should contact your personal tax adviser.

Policy Proceeds

Section 7702 of the Internal Revenue Code provides that if certain tests are met, a policy will be treated as a life insurance policy for federal tax purposes. We will monitor compliance with these tests. This policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the death proceeds payable under this policy are generally excludable from gross income of the beneficiary under Section 101 of the Internal Revenue Code. However, if the policy is transferred for valuable consideration, then a portion of the death proceeds may be includable in the beneficiary's gross income.

Section 7702A of the Internal Revenue Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums.

As a general rule, distributions from a life insurance policy (other than a modified endowment contract) during the life of the insured are treated as the non-taxable return of premium, to the extent of premiums previously paid. For this purpose, dividends that are used to purchase riders are treated as distributions; dividends that are used to purchase paid-up additions or to reduce premiums are not treated as distributions. Aggregate amounts distributed in excess of aggregate premiums paid are generally treated as taxable ordinary income. A loan from a life insurance policy that is not a modified endowment contract generally is not treated as a taxable distribution. However, if the total loan is not repaid and is forgiven (such as if the life insurance policy lapses or is surrendered), then the amount of the outstanding loan balance is treated as a distribution to you and may be treated as ordinary income in whole or in part.

The Internal Revenue Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts (other than certain distributions to terminally ill individuals). Under these special rules, such transactions are taxable to the extent the cash value of the policy exceeds, at the time of distribution, the premiums paid into the policy. In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless you are over age 59 1/2 or disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Internal Revenue Code.

Under certain circumstances, certain distributions made under a policy on the life of a "terminally ill individual," as that term is defined in the Internal Revenue Code, are treated as death proceeds and are subject to the death benefit rules of Section 101 of the Internal Revenue Code, described above.

The policies offered by this prospectus may or may not be issued as modified endowment contracts. If the policy is not issued as a modified endowment contract, we will monitor the premiums paid and will notify you when your policy is in jeopardy of becoming a modified endowment contract. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in death benefits may still become fully or partially taxable to you pursuant to Section 7702(f)(7) of the Internal Revenue Code. You should carefully consider this potential effect and seek further information before initiating any changes in the terms of the policy. Under certain conditions, a policy may become a modified endowment, or may become subject to a new 7 year testing period, as a result of a material change or a reduction in benefits as defined by Section 7702A(c) of the Internal Revenue Code.

In addition to meeting the tests required under Section 7702, Section 817(h) of the Internal Revenue Code requires that the investments of separate accounts such as the variable account be adequately diversified. Regulations under 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and you or we pay an amount to the IRS. The amount will be based on the tax that would have been paid by you if the income, for the period the policy was not diversified, had been received by you.

If the failure to diversify is not corrected in this manner, you will be deemed to be the owner of the underlying securities and taxed on the earnings of your account.

Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Internal Revenue Code, we will take whatever steps are available to remain in compliance.

We will monitor compliance with these regulations and, to the extent necessary, will change the objectives or assets of the sub-account investments to remain in compliance.

A total surrender or cancellation of the policy by lapse or the maturity of the policy on its maturity date may have adverse tax consequences. If the amount received by you plus total policy indebtedness exceeds the premiums paid into the policy, then the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.

Withholding

Distributions of income from a life insurance policy (including a modified endowment contract) are subject to federal income tax withholding; however, the recipient may elect not to have the withholding taken from the distribution. A distribution of income from the policy may be subject to mandatory back-up withholding (which cannot be waived). The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed. The mandatory back-up withholding may arise if no taxpayer identification number is provided to us, or if the IRS notifies us that back-up withholding is required.

Federal Estate and Generation-Skipping Transfer Taxes

State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.

The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 2002, an estate of less than $1,000,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes, for certain amounts that pass to the surviving spouse.

When the insured dies, the death benefit will generally be included in the insured's federal gross estate if:

     1) the proceeds were payable to or for the benefit of the insured's estate; or

     2) the insured held any "incident of ownership" in the policy at death or at any time within 3 years of death. An incident of ownership is, in general, any right that may be exercised by you, such as the right to borrow on the policy, or the right to name a new beneficiary.

If you (whether or not you are an insured) transfer ownership of your policy to another person, such transfer may be subject to a federal gift tax. In addition, if you transfer the policy to someone two or more generations younger than you, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"), the taxable amount being the value of the policy.

Similarly, if the beneficiary is two or more generations younger than the insured, the payment of the death proceeds at the death of the insured may be subject to the GSTT. Pursuant to regulations recently promulgated by the U.S. Secretary of the Treasury, we may be required to withhold a portion of the death proceeds and pay them directly to the IRS as the GSTT liability.

The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.

The tax rate is a flat rate equal to the maximum estate tax rate (currently 55%), and there is a provision for an aggregate $1 million exemption. Due to the complexity of these rules, you should consult with counsel and other competent advisors regarding these taxes.

Non-Resident Aliens

Pre-death distributions from modified endowment contracts to nonresident aliens ("NRAs") are generally subject to federal income tax and tax withholding, at a statutory rate of 30% of the amount of income that is distributed. We are required to withhold such amount from the distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances zero, tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to us sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. In addition, the NRA must obtain an individual taxpayer identification number from the IRS, and furnish that number to us prior to the distribution. If we do not have the proper proof of citizenship or residency and a proper individual taxpayer identification number prior to any distribution, we will be required to withhold 30% of the income, regardless of any treaty provision.

A pre-death distribution may not be subject to withholding where the recipient sufficiently establishes to us that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includable in the recipient's gross income for United States federal income tax purposes. Any such distributions may be subject to back-up withholding at the statutory rate if no taxpayer identification number, or an incorrect taxpayer identification number, is provided.

Taxation of Nationwide

We are taxed as a life insurance company under the Internal Revenue Code. Since the variable account is not a separate entity from us and its operations form a part of us, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the variable account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

We do not initially expect to incur any federal income tax liability that would be chargeable to the variable account. Based upon these expectations, no charge is currently being made against the variable account for federal income taxes. If, however, we determine that on a separate company basis such taxes may be incurred, we reserve the right to assess a charge for such taxes against the variable account.

We may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

Tax Changes

The foregoing discussion, which is based on our understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice.

The Internal Revenue Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. In addition, the U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If you, the insured, or the beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the death proceeds, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advice. You should consult your independent legal, tax and/or financial adviser.

MORE INFORMATION ABOUT NATIONWIDE

TELL ME A LITTLE MORE ABOUT NATIONWIDE AND THE VARIABLE ACCOUNT.

We are a stock life insurance company organized under the laws of the State of Ohio in March 1929 with our home office at One Nationwide Plaza, Columbus, Ohio 43215. We are a provider of life insurance, annuities and retirement products. We are admitted to do business in all states, the District of Columbia and Puerto Rico.

Custodian of Assets

We serve as the custodian of the assets of the variable account.

Other Contracts Issued by Nationwide

We offer variable contracts and policies with benefits that vary in accordance with the investment experience of various separate accounts of Nationwide.

The Variable Account and Underlying Mutual Funds

Nationwide VLI Separate Account-4 is a separate account that invests in the underlying mutual funds listed in Appendix A. We established the separate account on December 3, 1987 pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of us or the variable account.

Income, gains and losses credited to, or charged against the variable account reflect the variable account's own investment experience and not the investment experience of our other assets. The variable account's assets are held separately from our assets and in general are not chargeable with liabilities incurred in any of our other businesses. We are obligated to pay all amounts promised to you under the policy.

The variable account is divided into sub-accounts. You elect to have premiums allocated among the sub-accounts and the fixed account at the time of application.

We use the assets of each sub-account to buy shares of the underlying mutual funds based on your instructions. A policy's investment performance depends upon the performance of the underlying mutual funds chosen by you.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and objectives. However the underlying mutual funds are NOT directly related to any publicly traded mutual fund. YOU SHOULD NOT COMPARE THE PERFORMANCE OF A PUBLICLY TRADED FUND WITH THE PERFORMANCE OF UNDERLYING MUTUAL FUNDS PARTICIPATING IN THE VARIABLE ACCOUNT. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Changes of Investment Policy

We may materially change the investment policy of the variable account. We must inform you and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the overall interests of the policy owners or if it renders our operations hazardous to the public. If you object, the policy may be converted to a substantially comparable general account life insurance policy offered by us. You have the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of the change to make the conversion. We will not require evidence of insurability for this conversion.

Upon electing such a policy conversion, we will transfer the cash value of the policy (as of the conversion date) to the new policy, which will provide for an amount of insurance not exceeding the death benefit of the original policy. The new policy will not be affected by the investment experience of any separate account.

Voting Rights

If you have allocated assets to the underlying mutual funds, you are entitled to certain voting rights. We will vote your shares at special shareholder meetings based on your instructions. However, if the law changes allowing us to vote in its own right, we may elect to do so.

If you have voting interests in an underlying mutual fund, you will be notified of issues requiring the shareholder's vote as soon as possible prior to the shareholder meeting. Notification will contain proxy materials and a form to return to us with your voting instructions. We will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which you may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. We will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through our other separate accounts. We do not anticipate any disadvantage to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, we will take whatever steps are necessary to protect you and payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

We may substitute, eliminate and/or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occur:

     1) shares of a current underlying mutual fund option are no longer available for investment; or

     2) further investment in an underlying mutual fund option is inappropriate.

No substitution, elimination, and/or combination of shares may take place without the prior approval of the SEC.

OTHER GENERAL INFORMATION

LEGAL CONSIDERATIONS

On July 6, 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. This decision applies only to benefits derived from premiums made on or after August 1, 1983. The policies offered by this prospectus are based upon actuarial tables which distinguish between men and women. Thus the policies provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this policy.

STATE REGULATION

We are subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering our operations for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine our contract liabilities and reserves so that the Insurance Department may certify the items are correct. Our books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, We are subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADVERTISING

We are ranked and rated by independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect our financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend us or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

LEGAL PROCEEDINGS

We are a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on us.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, we were named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by us and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, we and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by us and other named defendants. We intend to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on us in the future.

The general distributor, Nationwide Investment Services Corporation, is not engaged in any litigation of any material nature.

EXPERTS

The financial statements of Nationwide Life Insurance Company and Nationwide VLI Separate Account-4 have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

REGISTRATION STATEMENT

We have filed a registration statement with the SEC under the Securities Act of 1933, as amended, for the policies discussed in this prospectus. However, the prospectus does not contain all the information included in the registration statement. The registration statement may also contain amendments and exhibits that are not included in the prospectus. The prospectus is meant to be a summary and explanation of the policy, which is the legal binding instrument for the policies. Please refer to your policy for additional information.

WHO IS THE GENERAL DISTRIBUTOR (PRINCIPAL UNDERWRITER) FOR THIS POLICY?

The general distributor (principal underwriter) for this policy is Nationwide Investment Services Corporation ("NISC" or "Nationwide Investment Scvs. Corporation for policies issued in the State of Michigan), Two Nationwide Plaza, Columbus, Ohio 43215. NISC is our wholly owned subsidiary. NISC was organized as an Oklahoma corporation on March 19, 1974.

HOW ARE THE POLICIES SOLD (DISTRIBUTED)?

The policies will be sold by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD"). The policies will be distributed by the general distributor, NISC pursuant to an agreement with us dated May 1, 2000. NISC is a wholly owned subsidiary of Nationwide and a member of the NASD.

NISC acts as general distributor for the following separate accounts, all of which are separate investment accounts of Nationwide or its affiliates:

     -    Nationwide VLI Separate Account-2;
     -    Nationwide VLI Separate Account-3;
     -    Nationwide VLI Separate Account-4;
     -    Nationwide VLI Separate Account-5;
     -    Nationwide Multi-Flex Variable Account;
     -    Nationwide Variable Account;
     -    Nationwide Variable Account-II;
     -    Nationwide Variable Account-4;
     -    Nationwide Variable Account-5;
     -    Nationwide Variable Account-6;
     -    Nationwide Variable Account-8;
          -    Nationwide Variable Account-7;
          -    Nationwide Variable Account-9;
     -    Nationwide Variable Account-10;
     -    Nationwide VA Separate Account-A;
     -    Nationwide VA Separate Account-B;
     -    Nationwide VA Separate Account-C;
     -    Nationwide VL Separate Account-A;
     -    Nationwide VL Separate Account-B;
     -    Nationwide VL Separate Account-C; and
     -    Nationwide VL Separate Account-D.

Gross first year commissions paid by us on the sale of these policies plus fees for marketing services are not more than 90% of the premiums paid up to commission target premium, 3% of premium in excess of commission target premium. Commission target premium is equal to the IRS guideline level premium.

No underwriting commissions have been paid by us to NISC.

        NATIONWIDE INVESTMENT SERVICES CORPORATION DIRECTORS AND OFFICERS


                                                                     POSITIONS AND OFFICES
      NAME AND BUSINESS ADDRESS                                         WITH UNDERWRITER
-------------------------------------------------------------------------------------------------------------------
W.G. Jurgensen                                                    Chief Executive Officer and
One Nationwide Plaza                                                        Director
Columbus, OH 43215

Joseph J. Gasper                                               Chairman of the Board and Director
One Nationwide Plaza
Columbus, OH 43215

Richard A. Karas                                                   Vice Chairman and Director
One Nationwide Plaza
Columbus, OH 43215

Duane C. Meek                                                              President
One Nationwide Plaza
Columbus, OH 43215

Philip C. Gath                                                              Director
One Nationwide Plaza
Columbus, OH 43215

Susan A. Wolken                                                             Director
One Nationwide Plaza
Columbus, OH 43215

Robert A. Oakley                                       Executive Vice President - Chief Financial Officer
One Nationwide Plaza
Columbus, OH 43215

Robert J. Woodward, Jr.                               Executive Vice President - Chief Investment Officer
One Nationwide Plaza
Columbus, OH 43215

Mark R. Thresher                                              Senior Vice President and Treasurer
One Nationwide Plaza
Columbus, OH 43215

Barbara J. Shane                                              Vice President - Compliance Officer
Two Nationwide Plaza
Columbus, OH 43215

Alan A. Todryk                                                     Vice President - Taxation
One Nationwide Plaza
Columbus, OH 43215

John F. Delaloye                                                      Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215

Glenn W. Soden                                               Associate Vice President and Secretary
One Nationwide Plaza
Columbus, OH 43215

E. Gary Berndt                                                        Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215

Carol L. Dove                                 Associate Vice President -Treasury Services and Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215

Terry C. Smetzer                                                      Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215


ADDITIONAL INFORMATION ABOUT NATIONWIDE

The life insurance business, including annuities, is the only business in which we are engaged.

We market our policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker/dealer firms.

We serve as depositor for the following separate investment accounts, each of which is a registered investment company:

     -    Nationwide Variable Account;
     -    Nationwide Variable Account-II;
     -    Nationwide Variable Account-3;
     -    Nationwide Variable Account-4;

     -    Nationwide Variable Account-5;
     -    Nationwide Variable Account-6;
     -    Nationwide Variable Account-7;
     -    Nationwide Variable Account-8;
     -    Nationwide Variable Account-9;
     -    Nationwide Variable Account-10;
     -    MFS Variable Account;
     -    Nationwide Multi-Flex Variable Account;
     -    Nationwide VLI Separate Account;
     -    Nationwide VLI Separate Account-2;
     -    Nationwide VLI Separate Account-3;
     -    Nationwide VLI Separate Account-4; and
     -    Nationwide VLI Separate Account-5.

We, like other insurance companies, are subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.
We operate in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies.

As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, we share employees with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

We do not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. We share our home office, other facilities and equipment with Nationwide Mutual Insurance Company.

COMPANY MANAGEMENT

Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company, Nationwide Property and Casualty Insurance Company and Nationwide General Insurance Company and their affiliated companies comprise the Nationwide group of companies. The companies listed above have substantially common boards of directors and officers.

Nationwide Financial Services, Inc. ("NFS") is the sole shareholder of Nationwide. NFS serves as a holding company for other financial institutions. Nationwide is the sole owner of Nationwide Life and Annuity Insurance Company.

Each of the directors and officers listed below is a director or officer respectively of at least one or more of the other major insurance affiliates of the Nationwide group of companies. Messrs. Gasper and Woodward are also trustees of one or more of the registered investment companies distributed by NISC, a registered broker-dealer affiliated with the Nationwide group of companies.


DIRECTORS OF NATIONWIDE
---------------------------------------------------------------------------------------------------
  DIRECTORS OF THE DEPOSITOR NAME AND     POSITIONS AND OFFICES
      PRINCIPAL BUSINESS ADDRESS             WITH DEPOSITOR       PRINCIPAL OCCUPATION
---------------------------------------------------------------------------------------------------
Lewis J. Alphin                                 Director          Farm Owner and Operator, Bell Farms (1)
519 Bethel Church Road
Mount Olive, NC 28365-6107

A. I. Bell                                      Director          Farm Owner and Operator (1)
4121 North River Road West
Zanesville, OH 43701

Yvonne M. Curl                                  Director          Vice President, Chief Marketing Officer for Avaya Inc.(2)
Avaya Inc.
Room 3C322
211 Mt. Airy Road
Basing Ridge, NJ 07920

Kenneth D. Davis                                Director          Farm Owner and Operator (1)
7229 Woodmansee Road
Leesburg, OH 45135

Keith W. Eckel                                  Director          Partner, Fred W. Eckel Sons; President, Eckel Farms, Inc. (1)
1647 Falls Road
Clarks Summit, PA 18411


------------------------------------------------------------------------------------------------------------------------------------
  DIRECTORS OF THE DEPOSITOR NAME AND     POSITIONS AND OFFICES
      PRINCIPAL BUSINESS ADDRESS             WITH DEPOSITOR       PRINCIPAL OCCUPATION
------------------------------------------------------------------------------------------------------------------------------------
Willard J. Engel                                Director          Retired General Manager, Lyon County Co-operative Oil Company (1)
301 East Marshall Street
Marshall, MN 56258

Fred C. Finney                                  Director          Owner and Operator, Moreland Fruit Farm; Operator, Melrose
1558 West Moreland Road                                           Orchard (1)
Wooster, OH 44691

Joseph J. Gasper                           President and Chief    President and Chief Operating Officer, Nationwide Life Insurance
One Nationwide Plaza                      Operating Officer and   Company and Nationwide Life and Annuity Insurance Company (1)
Columbus, OH 43215                              Director

W.G. Jurgensen                               Chief Executive      Chairman and Chief Executive Officer (3)
One Nationwide Plaza                      Officer and Director
Columbus, OH 43215

David O. Miller                           Chairman of the Board   President, Owen Potato Farm, Inc.; Partner, M&M Enterprises (1)
115 Sprague Drive                             and Director
Hebron, OH 43025

Ralph M. Paige                                  Director          Executive Director Federation of Southern Cooperatives/Land
Federation of Southern                                            Assistance Fund (1)
Cooperatives/Land Assistance Fund
2769 Church Street
East Point, GA 30344

James F. Patterson                              Director          Vice President, Pattersons, Inc.; President, Patterson Farms, Inc.
8765 Mulberry Road                                                (1)
Chesterland, OH 44026

Arden L. Shisler                                Director          President and Chief Executive Officer, K&B Transport, Inc. (1)
1356 North Wenger Road
Dalton, OH 44618

Robert L. Stewart                               Director          Owner and Operator Sunnydale Farms and Mining (1)
88740 Fairview Road
Jewett, OH 43986

     (1)  Principal occupation for last 5 years.
     (2) Prior to assuming this current position, Ms. Curl held other executive management positions with the Xerox Corporation.
     (3) Prior to assuming this current position, Mr. Jurgensen was Executive Vice President of Bank One Corporation. Prior to that, Mr. Jurgensen was Executive Vice President of First Chicago NBD.

Each of the directors is a director of the other major insurance affiliates of the Nationwide group of companies except Mr. Gasper who is a director only of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. Mr. Gasper is a director of NISC, a registered broker-dealer.

Messrs. Miller, Patterson, and Shisler are directors of Nationwide Financial Services, Inc. Messrs. Gasper and Woodward are trustees of Nationwide Separate Account Trust and Nationwide Asset Allocation Trust, registered investment companies.


EXECUTIVE OFFICERS OF NATIONWIDE
----------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS                  OFFICES OF THE DEPOSITOR
----------------------------------------------------------------------------------------------------------------------------------
Richard D. Headley                                   Executive Vice President
One Nationwide Plaza
Columbus, OH 43215

Michael S. Helfer                                    Executive Vice President - Corporate Strategy
One Nationwide Plaza
Columbus, OH 43215

Donna A. James                                       Executive Vice President - Chief Administrative Officer
One Nationwide Plaza
Columbus, OH 43215

Robert A. Oakley                                     Executive Vice President - Chief Financial Officer and Treasurer
One Nationwide Plaza
Columbus, OH 43215


----------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS                  OFFICES OF THE DEPOSITOR
----------------------------------------------------------------------------------------------------------------------------------
Robert J. Woodward, Jr.                              Executive Vice President - Chief Investment Officer
One Nationwide Plaza
Columbus, OH 43215

John R. Cook, Jr.                                    Senior Vice President - Chief Communications Officer
One Nationwide Plaza
Columbus, OH 43215

Thomas L. Crumrine                                   Senior Vice President
One Nationwide Plaza
Columbus, OH 43215

David A. Diamond                                     Senior Vice President - Corporate Strategy
One Nationwide Plaza
Columbus, OH 43215

Philip C. Gath                                       Senior Vice President - Chief Actuary - Nationwide Financial
One Nationwide Plaza
Columbus, OH 43215

Patricia R. Hatler                                   Senior Vice President, General Counsel and Secretary
One Nationwide Plaza
Columbus, OH 43215

David K. Hollingsworth                               Senior Vice President - Business Development and Sponsor Relations
One Nationwide Plaza
Columbus, OH 43215

David R. Jahn                                        Senior Vice President - Product Management
One Nationwide Plaza
Columbus, OH 43215

Richard A. Karas                                     Senior Vice President - Sales - Financial Services
One Nationwide Plaza
Columbus, OH 43215

Gregory S. Lashutka                                  Senior Vice President - Corporate Relations
One Nationwide Plaza
Columbus, OH 43215

Edwin P. McCausland, Jr.                             Senior Vice President - Fixed Income Securities
One Nationwide Plaza
Columbus, OH 43215

Mark D. Phelan                                       Senior Vice President - Technology and Operations
One Nationwide Plaza
Columbus, OH 43215

Douglas C. Robinette                                 Senior Vice President - Claims
One Nationwide Plaza
Columbus, OH 43215

Mark R. Thresher                                     Senior Vice President - Finance - Nationwide Financial
One Nationwide Plaza
Columbus, OH 43215

Susan A. Wolken                                      Senior Vice President - Product Management and Nationwide Financial
One Nationwide Plaza                                 Marketing
Columbus, OH 43215

Richard M. Waggoner                                  Senior Vice President - Operations
One Nationwide Plaza
Columbus, OH 43215


W.G. JURGENSEN has been a Director and Chief Executive Officer since 2000. Previously, he was Executive Vice President of Bank One Corporation from 1998 to May 2000. Prior to Bank One's merger with First Chicago NBD, Mr. Jurgensen served from 1990 to 1998 as Executive Vice President with First Chicago, leading various business units. For 17 years, Mr. Jurgensen was with Norwest Corporation, beginning as a corporate banking officer and serving in increasingly responsible roles including president and CEO of Norwest Investment Services and management of the treasury function. Mr. Jurgensen's final post was Executive Vice President - Corporate Banking.

JOSEPH J. GASPER has been President and Chief Operating Officer and Director of Nationwide since April 1996. Previously, he was Executive Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from April 1995 to April 1996. He was Senior Vice President - Property/Casualty Operations of Nationwide

Mutual Insurance Company from September 1993 to April 1995. Prior to that time, Mr. Gasper held numerous positions within Nationwide. Mr. Gasper has been with Nationwide for 34 years.

LEWIS J. ALPHIN has been a Director of Nationwide since 1993. Mr. Alphin owns and operates an 800-acre farm in Mt. Olive, NC. He taught agriculture business at James Sprunt Community Collegy in Kenansville, NC for more than 22 years before retiring in 1994. He is the former board chairman of the Cape Fear Farm Credit Association, a member and former vice president, secretary/treasurer, and director of the Duplin County Agribusiness Council, and a former board member of the Southern States Cooperative (1986 to 1993). Mr. Alphin is a member of the Duplin County Farm Bureau, the North Carolina Farm Bureau, ad the Farm Credit Council. He is a member and former director of the Oak Wolfe Fire Department.

A. I. BELL has been a Director of Nationwide since April, 1998. Mr. Bell has served as a state trustee of the Ohio Farm Bureau Federation from 1991 to 1998 and as president that last four years. He oversees the Bell family farm in Zanesville, Ohio. The farm is the hub of a multi-family swine network, in addition to grain and beef operations. Mr. Bell has represented the Ohio Farm Bureau at state and national level activities, and has traveled internationally representing Ohio agriculture. In 1995, he was introduced into The Ohio State University Department of Animal Sciences Hall of Fame.

YVONNE M. CURL has been a Director of Nationwide since April 1998. Ms. Curl is Vice President - Chief Marketing Officer for Avaya Inc. located in Basking Ridge, NJ. Prior to joining Avaya Inc. in November 2000, she was employed by the Xerox Corporation. She joined Xerox in 1976 as a sales representative and progressed through management positions, including vice president - field operations; executive assistant to the chairman and CEO; and as corporate vice president serving as senior vice president and general manager, public sector worldwide/global solutions group.

JOHN R. COOK, JR. has been Senior Vice President - Chief Communications Officer since May 1997. Previously, Mr. Cook was Senior Vice President - Chief Communications Officer of USAA from July 1989 to May 1997. Mr. Cook has been with Nationwide for 3 years.

THOMAS L. CRUMRINE has been Senior Vice President of Nationwide since September 1997. Previously he was Senior Vice President - Property/Casualty from March 1996 to September 1997. Prior to that time, he was Senior Vice President - Claims from April 1995 to March 1996, Vice President - Claims from 1993 to March 1996, Vice President - Agency Sales from 1991 to 1993 and Vice President - Agency Services from 1989 to 1991. Prior to 1989 Mr. Crumrine held several positions with Nationwide.

KENNETH D. DAVIS has been a Director of Nationwide since April 1999. Mr. Davis is the immediate past president of the Ohio Farm Bureau Federation. He served as a member of the Ohio Farm Bureau Federation's board of trustees from 1989 until 1999. He served as first vice president of the board from 1994 until 1998. Mr. Davis serves on the board of directors of his local rural electric cooperatives and is a member of many agriculture organizations including the Ohio Corn Growers, Ohio Cattlemen's and Ohio Soybean associations.

DAVID A. DIAMOND has been Senior Vice President - Corporate Strategy since December 11, 2000. Previously, Mr. Diamond was Senior Vice President - Corporate Controller from August 1999 to December 2000. He was Vice President - Controller from October 1993 to August 1999. Prior to that time, Mr. Diamond held several positions within Nationwide. Mr. Diamond has been with Nationwide for 12 years.

KEITH W. ECKEL has been a Director of Nationwide since April 1996. Mr. Eckel is a partner of Fred W. Eckel Sons and president of Eckel Farms, Inc. in northeast Pennsylvania. He received the Master Farmer award from Penn State University in 1982. Mr. Eckel is a member of the Pennsylvania Agricultural Land Preservation Board. He is a former president of the Pennsylvania Farm Bureau, a position he held for 15 years, and the Lackawanna County Cooperative Extension Association. He has served as a board member and executive committee member of the American Farm Bureau Federation. He is a former vice president of the Pennsylvania Council of Cooperative Extension Associations and former board member of the Pennsylvania Vegetable Growers Association.

WILLARD J. ENGEL has been a Director of Nationwide since 1994. Mr. Engel served as general manager of Lyon County Co-Operative Oil Co. in Marshall, MN from 1975 to 1997, and occasionally serves on a consulting basis. He previously was a division manager of the Truman Farmers Elevator. He is a former director of the Western Co-op Transport in Montevideo, MN, a former director and legislative committee chairman of the Northwest Petroleum Association in St. Paul, and a former director of Farmland Industries in Kansas City.

FRED C. FINNEY has been a Director of Nationwide since 1992. Mr. Finney is the owner and operator of the Moreland Fruit Farm and operator of Melrose Orchard in Wooster, OH. He is past president of the Ohio Farm Bureau Federation, the Ohio Fruit Growers Society, Wayne County Farm Bureau, and the Westwood Ruritan

Club. He is a member of the American Berry Cooperative.

PHILIP C. GATH has been Senior Vice President - Chief Actuary - Nationwide Financial since May 1998. Previously, Mr. Gath was Vice President - Product Manager - Individual Variable Annuity from July 1997 to May 1998. Mr. Gath was Vice President - Individual Life Actuary from August 1989 to July 1997. Prior to that time, Mr. Gath held several positions within Nationwide. Mr. Gath has been with Nationwide for 32 years.

PATRICIA R. HATLER has been Senior Vice President, General Counsel and Secretary since April 2000. Previously, she was Senior Vice President and General Counsel from July 1999 to April 2000. Prior to that time, she was General Counsel and Corporate Secretary of Independence Blue Cross from 1983 to July 1999.

RICHARD D. HEADLEY has been Executive Vice President for Nationwide since July 2000. Previously, he was Executive Vice President - Chief Information Technology Officer from May 1999 to July 2000. He was Senior Vice President - Chief Information Technology Officer from October 1997 to May 1999. Previously, Mr. Headly was Chairman and Chief Executive Officer of Banc One Services Corporation from 1992 to October 1997. From January 1975 until 1992, Mr. Headley held several positions with Banc One Corporation. Mr. Headley has been with Nationwide for 3 years.

MICHAEL S. HELFER has been Executive Vice President - Corporate Strategy since August 2000. He is a former partner and head of the financial institutions group at Wilmer, Cutler and Pickering, a 350-lawyer international law firm headquartered in Washington, D.C. He served as that firm's Chairman and Chief Executive Officer from 1995 to 1998.

DAVID K. HOLLINGSWORTH has been Senior Vice President - Business Development and Sponsor Relations since April 2000. Previouly, he was Senior Vice President - Multi Channel and Sponsor relations from August 1999 until April 2000. Previously, he was Senior Vice President - Marketing from June 1999 to August 1999. Prior to that time, Mr. Hollingsworth held numerous positions within Nationwide. Mr. Hollingsworth has been with Nationwide for 26 years.

DAVID R. JAHN has been Senior Vice President - Product Management since November 2000. Previously, he was Senior Vice President - Commercial Insurance from March 1998 to November 2000. Previously, he was Vice President - Property/Casualty Operations and Vice President - Resource Management from March 1996 to January 1998. Prior to that time, Mr. Jahn has held numerous positions within Nationwide. Mr. Jahn has been with Nationwide for 29 years.

DONNA A. JAMES has been Executive Vice President - Chief Administrative Officer since July 2000. Previously, she was Senior Vice President - Chief Human Resources Officer from May 1999 to July 2000. She was Senior Vice President - Human Resources from December 1997 to May 1999. Previously, she was Vice President - Human Resources from July 1996 to December 1997. Prior to that time, Ms. James was Vice President - Assistant to the CEO of Nationwide from March 1996 to July 1996. From May 1994 to March 1996, she was Associate Vice President
- Assistant to the CEO of Nationwide. Previously, Ms. James held several positions within Nationwide. Ms. James has been with Nationwide for 19 years.

RICHARD A. KARAS has been Senior Vice President - Sales - Financial Services since March 1993. Previously, he was Vice President - Sales - Financial Services from February 1989 to March 1993. Prior to that time, Mr. Karas held several positions within Nationwide. Mr. Karas has been with Nationwide for 36 years.

GREGORY S. LASHUTKA has been Senior Vice President - Corporate Relations since January 2000. Previously, he was the Mayor of the City of Columbus (Ohio) from January 1992 to December 1999. From January 1986 to December 1991, Mr. Lashutka was a Partner with Squire, Sanders & Dempsey. From January 1978 to December 1985, he was City Attorney for the City of Columbus (Ohio).

EDWIN P. MCCAUSLAND, JR. has been Senior Vice President - Fixed Income Securities since 1999. Mr. McCausland has 29 years of experience in insurance investments beginning his career in 1970 with Connecticut Mutual Life Insurance Company. He joined Phoenix Mutual Life Insurance Company in 1981 as second Vice President of Bond Investments and rising to Vice President of Pension Operations. He was Vice President and Managing Director of Mass Mutual Life Insurance Company prior to joining Nationwide.

DAVID O. MILLER has been a Director of Nationwide since November 1996. Mr. Miller has been Chairman of the Board since 1998. Mr. Miller is president of Owen Potato Farm, Inc. and a partner of M&M Enterprises in Licking County, OH. He is a director and board chairman of the National Cooperative Business Association, director of Cooperative Business International and the International Cooperative Alliance, and serves on the educational executive committee of the National Council of Farmer Cooperatives. He was president of the Ohio Farm Bureau Federation from 1981 to 1985 and was vice president for six years. Mr. Miller served a two-year term on the board of the American Farm Bureau Association. He is past president of the Ohio Vegetable and Potato Growers Association, and was a director of Landmark, Inc., a farm supply cooperative which is now part of Indianapolis-based Countrymark.

ROBERT A. OAKLEY has been Executive Vice President - Chief Financial Officer and Treasurer since December 2000. Previously, Mr. Oakley was Executive Vice President - Chief Financial Officer from April 1995 to December 2000. Prior to that, Mr. Oakley was Senior Vice President - Chief Financial Officer from October 1993 to April 1995. Prior to that time, Mr. Oakley held several positions within Nationwide. Mr. Oakley has been with Nationwide for 25 years.

RALPH M. PAIGE has been a Director of Nationwide since April 1999. Mr. Paige has been the Executive Director of the Federation of Southern Cooperatives/Land Assistance Fund since 1969. Mr. Paige also served as the National Field Director/Georgia State Director from 1981 to 1984.

JAMES F. PATTERSON has been a Director of Nationwide since April 1989. Mr. Patterson is president of Patterson Farms, Inc. and has operated Patterson Fruit Farm in Chesterland, OH since 1964. Mr. Patterson is on the boards of The Ohio State University Hospitals Health System in Cleveland, Geauga Hospital, Inc. and the National Cooperative Business Association. He is past president of the Ohio Farm Bureau Federation and former member of Cleveland Foundation's Lake and Geauga Advisory Committees.

MARK D. PHELAN has been Senior Vice President - Technology and Operations since December 2000. Previously, he was Senior Vice President - Technology Services from 1998 to December 2000. His previous management experience includes five years (1977 - 1982) with the data processing division's sales group at IBM Corporation. From 1982 through 1990, Mr. Phelan served as Director of AT&T's Consumer Communications Services Group and he was subsequently promoted to Sales Vice President for the Eastern Region of the Business Communications Services Division. In 1992, he became Executive Vice President - Sales and Marketing for the Electronic Commerce Division of Checkfree Corporation, a position he held for five years. From 1997 until 1998, he was in private consulting.

DOUGLAS C. ROBINETTE has been Senior Vice President - Claims since November 2000. Previously he was Senior Vice President - Claims and Financial Services from 1999 to November 2000. Prior to that time, Mr. Robinette was Senior Vice President - Marketing and Product Management from May 1998 to 1999. Mr. Robinette was Executive Vice President, Customer Services of Employers Insurance of Wausau, a member of the Nationwide group until 1998, from September 1996 to May 1998. Prior to that time, he was Executive Vice President, Finance and Insurance Services of Wausau from May 1995 to September 1996. From November 1994 to May 1995, Mr. Robinette was Senior Vice President, Finance and Insurance Services of Wausau. From May 1993 to November 1994, he was Senior Vice President, Finance of Wausau. Prior to that time, Mr. Robinette held several positions within the Nationwide group. Mr. Robinette has been with Nationwide for 14 years.

ARDEN L. SHISLER has been a Director of Nationwide since 1984. Mr. Shisler is president and chief executive officer of K&B Transport, Inc., a trucking firm in Dalton, OH. He is a director of the National Cooperative Business Association in Washington, DC. He is a former board member and vice president of the Ohio Farm Bureau Federation and past president of the Ohio Agricultural Marketing Association, an Ohio Farm Bureau Federation subsidiary. He is a member of the Ohio Trucking Association, the Ohio Trucking Safety Council, the Wayne County Farm Bureau, Cornerstone Community Church, the Advisory Committee of The Ohio State University Agriculture Technical Institute and a board member of the Wilderness Center.

ROBERT L. STEWART has been a Director of Nationwide since 1989. Mr. Stewart is the owner and operator of Sunnydale Farms and Mining in Jewett, OH. He served on the board of the Ohio Farm Bureau Federation and as president of the Ohio Holstein Association board. Mr. Stewart was a director of the Ohio Agricultural Stabilization and Conservation Service board and Landmark, Inc. a farm supply cooperative which is now part of Indianapolis-based Countrymark.

MARK R. THRESHER has been Senior Vice President - Finance - Nationwide Financial since May 1999. He was Vice President - Controller from August 1996 to May 1999. He was Vice President Finance and Treasurer from November 1996 to February 1997. Previously, he was Vice President and Treasurer from June 1996 to November 1996. Prior to joining Nationwide, Mr. Thresher served as a partner with KPMG LLP from July 1988 to June 1996.

RICHARD M. WAGGONER has been Senior Vice President - Operations since May 1999. Previously, he was President of Nationwide Services from May 1997 to May 1999. Prior to that time, Mr. Waggoner has held numerous positions within the Nationwide group of companies. Mr. Waggoner has been with Nationwide for 24 years.

SUSAN A. WOLKEN has been Senior Vice President - Product Management and Nationwide Financial Marketing since May 1999. Previously, Ms. Wolken was Senior Vice President - Life Company Operations from June 1997 to May 1999. She was Senior Vice President - Enterprise Administration from July 1996 to June 1997. Prior to that time, she was Senior Vice

President - Human Resources from April 1995 to July 1996. From September 1993 to April 1995, Ms. Wolken was Vice President - Human Resources. From October 1989 to September 1993 she was Vice President - Individual Life and Health Operations. Ms. Wolken has been with Nationwide for 26 years.

ROBERT J. WOODWARD, JR. has been Executive Vice President - Chief Investment Officer since August 1995. Previously, he was Senior Vice President - Fixed Income Investments from March 1991 to August 1995. Prior to that time, Mr. Woodward held several positions within Nationwide. Mr. Woodward has been with Nationwide for 36 years.

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investment vehicles for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS.
American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP INCOME & GROWTH
     Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP INTERNATIONAL
     Investment Objective: Capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities.

     AMERICAN CENTURY VP VALUE
     Investment Objective: Long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total assets in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES
The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

     Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES
The Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly owned subsidiary of Mellon Bank, N.A., which is a wholly owned subsidiary of Mellon Bank Corporation.

     Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund ("Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation serves as the Fund's manager. Fayez Sarofim & Company serves as the sub-adviser and provides day-to-day management of the portfolio.

     APPRECIATION PORTFOLIO: INITIAL SHARES
     Investment Objective: Primarily long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

FEDERATED INSURANCE SERIES
Federated Insurance Series (the "Trust"), an open-end management investment company, was established as a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Investment Management Company serves as the investment adviser.

     FEDERATED QUALITY BOND FUND II
     Investment Objective: Current income by investing in investment grade fixed income securities.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
The Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS
     Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     VIP GROWTH PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes sense for you if you can afford to ride out changes in the stock market because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

     VIP HIGH INCOME PORTFOLIO: SERVICE CLASS
     Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

          - at least 65% in income-producing debt securities and preferred stocks, including convertible securities; and

          - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Service, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C-by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

     VIP OVERSEAS PORTFOLIO: SERVICE CLASS
     Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
The Fidelity Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager of VIP II and its portfolios.

     VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital appreciation by investing primarily in companies that FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
The Fidelity Variable Insurance Products Fund III ("VIP III") is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager of VIP III and it's portfolios.

     VIP III GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

GARTMORE VARIABLE INSURANCE TRUST
Gartmore Variable Insurance Trust (formerly, Nationwide Separate Account Trust) ("GVIT") is an open-end management investment company created under the laws of Massachusetts. GVIT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of GVIT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company, manages the assets of the Gartmore GVIT Emerging Markets Fund and Gartmore GVIT International Growth Fund. The remaining assets of GVIT are managed by Gartmore Mutual Fund Capital Trust ("GMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

     DREYFUS GVIT MID CAP INDEX FUND: CLASS I
     Subadviser: The Dreyfus Corporation
     Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the Standard & Poor's MidCap 400 Index and in derivative instruments linked to the S&P 400. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

     FEDERATED GVIT EQUITY INCOME FUND:
     CLASS I
     Subadviser: Federated Investment Counseling
     Investment Objective: Above average income and capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in income producing U.S. and foreign equity securities and securities that are convertible into common stock.

     FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I
     Subadviser: Federated Investment Counseling
     Investment Objective: To provide high current income. Under normal conditions, the Fund invests at least 80% of the Fund's net assets in corporate bonds that are rated BBB or lower by a rating agency or that are unrated but of comparable quality. Such funds are commonly referred to as "junk bonds."

     GARTMORE GVIT EMERGING MARKETS FUND: CLASS I
     Subadviser: Gartmore Global Partners
     Investment Objective: Long term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies located in emerging market or developing countries or that derive a significant portion of their earnings or revenue from emerging market countries.

     GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS I Investment Objective: Long term capital appreciation by investing under normal conditions at least 80% of its net assets in equity securities issued by companies with business operations in technology and communications and/or technology and communication related industries. These companies will be tied economically to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I
     Investment Objective: Seeks as high a level of income as is consistent with the preservation of capital. Under normal conditions, the Fund invests at least 80% of its net assets in U.S. government and agency bonds, bills and notes. The duration of the Fund will typically be four to six years.

     GARTMORE GVIT GROWTH FUND: CLASS I
     Investment Objective: Long-term capital appreciation. The Fund invests primarily in large capitalization companies. The Fund looks for companies whose earnings are expected to grow faster than other companies in the market.

     GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS I
     Subadviser: Gartmore Global Partners
     Investment Objective: Long term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries.

     GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND
     Investment Objective: To maximize total investment return primarily by seeking growth of capital. The Fund invests in a target allocation mix of 40% large cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S. stocks, 30% international funds, and 5% bonds.

     GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND
     Investment Objective: To maximize total investment return by seeking income and, secondarily, long term growth of capital. The Fund invests in a target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S. stocks, 5% international stocks, 35% bonds, and 45% short-term investments.

     GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND
     Investment Objective: To maximize total investment return by seeking growth of capital and income. The Fund invests in a target allocation mix of 30% large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S. stocks, 15% international stocks, 25% bonds, and 15% short-term investments.

     GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND Investment Objective: To maximize total investment return primarily by seeking growth of capital, but also income. The Fund invests in a target allocation mix of 35% large cap U.S. stocks, 15% mid cap U.S. stocks, 5% small cap U.S. stocks, 25% international stocks, 15% bonds, and 5% short-term investments.

     GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND
     Investment Objective: To maximize total investment return by seeking income and, secondarily, growth of capital. The Fund invests in a target allocation mix of 20% large cap U.S. stocks, 10% mid cap U.S. stocks, 10% international stocks, 35% bonds, and 25% short-term investments.

     GARTMORE GVIT MONEY MARKET FUND:
     CLASS I
     Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market obligations maturing in 397 days or less.

     GARTMORE GVIT TOTAL RETURN FUND: CLASS I
     Investment Objective: Seeks total return through a flexible combination of capital appreciation and current income. The Fund invests primarily in common stocks and convertible securities.

     GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS I
     Subadviser: Gartmore Global Partners
     Investment Objective: Long-term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies located throughout the world considered to be leaders.

     GVIT SMALL CAP GROWTH FUND: CLASS I
     Subadvisers: Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC and Waddell & Reed Investment Management Company Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known as small cap companies. Under normal conditions, the Fund will invest at least 80% of its net assets in the equity securities of small cap companies.

     GVIT SMALL CAP VALUE FUND: CLASS I
     Subadviser: The Dreyfus Corporation
     Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index. The Fund will invest in stocks of U.S. and foreign companies which the portfolio managers believe qualify as "value" companies.

     GVIT SMALL COMPANY FUND: CLASS I
     Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Gartmore Global Partners, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company
     Investment Objective: Long-term growth of capital. Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities issued by small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

     J.P. MORGAN GVIT BALANCED FUND: CLASS I
     Subadviser: J.P. Morgan Investment Management, Inc.
     Investment Objective: A high total return from a diversified portfolio of equity and fixed income securities. Under normal conditions, the Fund invests approximately 50% of its net assets in equity securities and 30% of its net assets in fixed income securities (including U.S. government corporate, mortgage-backed and asset-backed securities). The equity securities held by the Fund generally are common stocks of large and medium sized companies included in the Standard & Poor's 500 Index.

     MAS GVIT MULTI SECTOR BOND FUND: CLASS I
     Subadviser: Miller, Anderson & Sherrerd, LLP
     Investment Objective: Primarily seeks above average total return over a market cycle of three to five years. The Fund invests in a diversified portfolio of U.S. and foreign fixed income securities, including high yield securities (commonly referred to as "junk bonds") and emerging markets securities.

     STRONG GVIT MID CAP GROWTH FUND: CLASS I
     Subadviser: Strong Capital Management Inc.
     Investment Objective: Capital growth by focusing on common stocks of U.S. and foreign companies that the subadviser believes are reasonably priced and have above-average growth potential. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by mid capitalization companies.

JANUS ASPEN SERIES
The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.

     CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
     Investment Objective: Long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

     GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
     Investment Objective: Long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Under normal circumstances, the Portfolio invests at least 65% of its total assets in securities of companies that the Portfolio manager believes will benefit significantly from advances or improvements in technology.

     INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
     Investment Objective: Long-term growth of capital by investing at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")
Neuberger Berman AMT is an open-end, diversified management investment company that offers its portfolios in connection with variable annuity contracts and variable life insurance policies, and certain qualified plans. Prior to May 1, 2000, the portfolios invested through a two-tier master/feeder structure, whereby each portfolio invested its assets in another fund that served as a corresponding "master series;" the master series invested in securities. Effective May 1, 2000, the portfolios converted to a conventional one-tier structure, whereby each portfolio holds its securities directly. Neuberger Berman Management Inc. is the investment adviser.

     AMT GUARDIAN PORTFOLIO
     Investment Objective: Long-term capital growth, with current income as a secondary objective. The Portfolio pursues these goals by investing mainly in common stocks of large-capitalization companies.

     AMT MID-CAP GROWTH PORTFOLIO
     Investment Objective: Capital growth. The Portfolio pursues this goal by investing mainly in common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries and seek to reduce risk by diversifying among many companies, industries and sectors.

     AMT PARTNERS PORTFOLIO
     Investment Objective: Capital growth. The Portfolio pursues its goal by investing mainly in common stocks of mid- to large-capitalization companies.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
The Oppenheimer Variable Account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the investment adviser.

     OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
     Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

     OPPENHEIMER CAPITAL APPRECIATION FUND/VA
     Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

     OPPENHEIMER GLOBAL SECURITIES FUND/VA
     Investment Objective: Long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special appreciation possibilities. These securities may be considered speculative.

     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA
     Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

STRONG OPPORTUNITY FUND II, INC.
The Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a mutual fund. The Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management, Inc. is the investment adviser for the Fund.

     Investment Objective: Capital appreciation through investments in a diversified portfolio of equity securities.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
The Universal Institutional Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

     EMERGING MARKETS DEBT PORTFOLIO
     Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located. Morgan Stanley Dean Witter Investment Management, Inc. is the Portfolio's investment adviser.

     MID CAP GROWTH PORTFOLIO
     Investment Objective: Long-term capital growth by investing primarily in common stocks and other equity securities of issuers with equity capitalizations in the range of the companies represented in the Standard & Poor's Rating Group ("S&P") MidCap 400 Index. Such range is generally $500 million to $6 billion but the range fluctuates over time with changes in the equity market. Miller, Anderson & Sherrerd, LLP is the Portfolio's investment adviser.

     U. S. REAL ESTATE PORTFOLIO
     Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. Morgan Stanley Asset Management, Inc. serves as the Portfolio's investment adviser.

VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of insurance companies to fund the benefits of variable life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.

     WORLDWIDE EMERGING MARKETS FUND
     Investment Objective: Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

     WORLDWIDE HARD ASSETS FUND
     Investment Objective: Long-term capital appreciation by investing primarily in "Hard Asset Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

     APPENDIX B:  PERFORMANCE SUMMARY INFORMATION

     The following performance tables display historical investments results of the underlying mutual fund sub-accounts. This information may be useful in helping potential investors in deciding which underlying mutual fund sub-accounts to choose and in assessing the competence of the underlying mutual funds' investment advisers. The performance figures shown be considered in light of the investment objectives and policies, characteristics and quality of the underlying portfolios of the underlying mutual funds, and the market conditions during the periods of time quoted. The performance figures should not be considered as estimates or predictions of future performance. Investment return and the principal value of the underlying mutual fund sub-accounts are not guaranteed and will fluctuate so that a policy owner's units, when redeemed, may be worth more or less than their original cost.

                        PERFORMANCE TABLES - TOTAL RETURN

------------------------------------------------------------------------------------------------------------------------------
                                                    Annual Percentage                                Non Annualized
                                                         Change                                     Percentage Change
------------------------------------------------------------------------------------------------------------------------------
                             Fund       Unit                                  1 mo       1 Yr      2 Yrs    3 Yrs.     5 yrs.
   UNDERLYING INVESTMENT    Inception   Values     1998    1999     2000       To         to        to        to        to
          OPTIONS            Date**    09/30/01                             09/30/01   9/30/01   9/30/01   9/30/01   9/30/01
------------------------------------------------------------------------------------------------------------------------------
American Century VP Income  10/30/97     11.15     26.86   18.02   -10.62     -7.85    -22.60     -15.29     6.90        NA
& Growth

American Century VP         05/01/94     11.15     18.76   64.04   -16.83     -7.65    -34.85     -15.57     8.85     39.97
International

American Century VP Value   05/01/96     12.21      4.81   -0.85    18.14     -7.34     12.46      15.77    29.41     67.49


The Dreyfus Socially        10/06/93     10.57     29.38   30.08   -11.03     -9.52    -38.37     -24.71     1.15     42.29
Responsible Growth Fund,
Inc.: Initial Shares

Dreyfus Stock Index Fund,   09/29/89     11.14     28.21   20.60    -9.28     -8.11    -26.83     -17.30     5.33     60.30
Inc.: Initial Shares

Dreyfus Variable            04/05/93     12.18     30.22   11.46    -0.65     -4.53    -16.88      -6.89    12.95     68.80
Investment Fund -
Appreciation Portfolio:
Initial Shares

Federated  Insurance        04/22/99     11.84        NA      NA    10.45      1.07     12.91      19.45       NA        NA
Series - Federated Quality
Bond Fund II

Fidelity VIP Equity-Income  10/09/86     11.15     11.54    6.25     8.30     -8.19     -9.73      -2.81    15.27     52.21
Portfolio:  Service Class

Fidelity VIP Growth         10/09/86     11.98     39.38   37.29   -11.07    -12.52    -38.26     -22.66     6.85     51.01
Portfolio:  Service Class

Fidelity VIP High Income    09/15/85      6.86     -4.42    8.07   -22.61     -8.54    -26.43     -31.07   -25.02    -17.69
Portfolio:  Service Class

Fidelity VIP Overseas       01/28/87      9.30     12.64   42.46   -19.15    -11.71    -34.17     -27.72    -2.57      8.63
Portfolio:  Service Class

Fidelity VIP II             01/03/95     12.35     29.94   24.15    -6.71     -5.53    -23.36     -10.19    17.37     66.35
Contrafund(R)Portfolio:
Service Class

Fidelity VIP III Growth     01/03/95      8.21     24.51    4.18   -17.18     -8.78    -32.07     -32.64   -20.39     16.48
Opportunities Portfolio:
Service Class

GVIT Dreyfus GVIT Mid Cap   10/31/97     12.93     10.81   20.92    15.21    -12.60    -20.03      12.75    38.57        NA
Index Fund: Class I

GVIT Federated GVIT Equity  10/31/97      9.89     15.13   18.49   -10.62     -6.94    -30.13     -17.11    -0.23        NA
Income Fund: Class I

GVIT Federated GVIT High    10/31/97      9.78      5.80    3.19    -8.28     -6.75     -8.77      -8.10    -4.13        NA
Income Bond Fund: Class I

GVIT Gartmore GVIT          08/30/00      6.41        NA      NA       NA    -17.17    -36.81         NA       NA        NA
Emerging Markets Fund:
Class I

GVIT Gartmore GVIT Global   06/30/00      2.92        NA      NA       NA    -15.20    -71.59         NA       NA        NA
Technology and
Communications Fund:
Class I

GVIT Gartmore GVIT          11/08/82     12.92      8.91   -2.35    12.54      1.56     13.38      20.66    17.80     45.88
Government Bond Fund:
Class I

GVIT Gartmore GVIT Growth   04/15/92      6.19     29.96    4.28   -26.53     -8.25    -53.77     -52.19   -42.67     -9.13
Fund: Class I

GVIT Gartmore GVIT          08/30/00      6.35        NA      NA       NA     -7.66    -36.13         NA       NA        NA
International Growth Fund:
Class I

GVIT Gartmore GVIT Money    11/10/81     12.07      5.27    4.85     6.03      0.24      4.71      10.71    16.05     28.63
Market Fund: Class I

GVIT Gartmore GVIT Total    11/08/82      9.78     18.07    6.94    -2.12     -8.79    -25.50     -16.43    -3.14     37.26
Return Fund: Class I

GVIT Gartmore GVIT          10/31/97      9.52     19.14   22.92   -12.32    -10.11    -30.94     -25.21    -4.80        NA
Worldwide Leaders Fund:
Class I

GVIT GVIT Small Cap Growth  05/03/99     12.51        NA      NA   -16.17    -15.69    -41.08       0.23       NA        NA
Fund: Class I

GVIT GVIT Small Cap Value   10/31/97     13.72     -3.06   27.84    11.20    -18.17     -3.49      22.28    78.85        NA
Fund: Class I

GVIT GVIT Small Company     10/23/95     12.73      1.01   44.02     8.90    -13.56    -21.04      14.94    48.74     53.63
Fund: Class I

GVIT J.P. Morgan GVIT       10/31/97      9.84      8.07    0.87    -0.35     -4.73    -11.95      -8.87    -3.26        NA
Balanced Fund: Class I

GVIT MAS GVIT Multi Sector  10/31/97     11.22      2.60    1.56     5.65     -2.00      4.35       9.90    12.22        NA
Bond Fund: Class I

GVIT Strong GVIT Mid Cap    10/31/97     10.28     14.59   84.75   -15.38    -21.09    -56.44     -30.87     8.29        NA
Growth Fund: Class I

Janus Aspen Series -        05/01/97      5.78     58.11   66.95   -19.35     -8.55    -42.08     -19.72    26.65        NA
Capital Appreciation
Portfolio:  Service Shares

Janus Aspen Series -        01/18/00      3.15        NA      NA       NA    -20.05    -66.18         NA       NA        NA
Global Technology
Portfolio:  Service Shares

Janus Aspen Series -        05/02/94      5.56     17.24   82.31   -16.97    -10.37    -41.47     -11.54    18.67     51.57
International Growth
Portfolio:  Service Shares

Neuberger Berman AMT        11/03/97     13.71     31.67   14.93     1.13     -7.88    -14.42       5.39    29.06        NA
Guardian Portfolio

Neuberger Berman AMT        11/03/97     12.42     39.28   53.89    -7.46    -16.04    -52.50     -13.86    18.39        NA
Mid-Cap Growth Portfolio

Neuberger Berman AMT        03/22/94      9.43      4.21    7.37     0.70    -10.77    -15.81      -8.26     4.68     37.40
Partners Portfolio


---------------------------------------------------------------------------------
                               Non Annualized            Annualized
                              Percentage Change       Percentage Change
---------------------------------------------------------------------------------
                                    Inception    3 Yrs.    5 yrs.   Inception
   UNDERLYING INVESTMENT                to         to       to         To
          OPTIONS                   9/30/01    9/30/01   9/30/01    9/30/01
---------------------------------------------------------------------------------
American Century VP Income           20.14       2.25         NA       4.79
& Growth

American Century VP                  61.26       2.87       6.96       6.66
International

American Century VP Value            72.90       8.97      10.87      10.64


The Dreyfus Socially                141.18       0.38       7.31      11.66
Responsible Growth Fund,
Inc.: Initial Shares

Dreyfus Stock Index Fund,           275.45       1.74       9.90      11.65
Inc.: Initial Shares

Dreyfus Variable                    187.53       4.14      11.04      13.25
Investment Fund -
Appreciation Portfolio:
Initial Shares

Federated  Insurance                 17.53         NA         NA       6.85
Series - Federated Quality
Bond Fund II

Fidelity VIP Equity-Income          418.17       4.85       8.76      11.61
Portfolio:  Service Class

Fidelity VIP Growth                 508.43       2.23       8.59      12.81
Portfolio:  Service Class

Fidelity VIP High Income            191.20      -9.15      -3.82       6.89
Portfolio:  Service Class

Fidelity VIP Overseas               120.45      -0.86       1.67       5.53
Portfolio:  Service Class

Fidelity VIP II                     159.46       5.48      10.72      15.19
Contrafund(R)Portfolio:
Service Class

Fidelity VIP III Growth              67.27      -7.32       3.10       7.93
Opportunities Portfolio:
Service Class

GVIT Dreyfus GVIT Mid Cap            28.85      11.49         NA       6.69
Index Fund: Class I

GVIT Federated GVIT Equity            0.63      -0.08         NA       0.16
Income Fund: Class I

GVIT Federated GVIT High              0.05      -1.40         NA       0.01
Income Bond Fund: Class I

GVIT Gartmore GVIT                  -44.66         NA         NA     -42.00
Emerging Markets Fund:
Class I

GVIT Gartmore GVIT Global           -63.55         NA         NA     -55.40
Technology and
Communications Fund:
Class I

GVIT Gartmore GVIT                  402.28       5.61       7.84       8.92
Government Bond Fund:
Class I

GVIT Gartmore GVIT Growth            55.97     -16.93      -1.90       4.81
Fund: Class I

GVIT Gartmore GVIT                  -40.73         NA         NA     -38.22
International Growth Fund:
Class I

GVIT Gartmore GVIT Money            262.58       5.09       5.16       6.69
Market Fund: Class I

GVIT Gartmore GVIT Total            854.40      -1.06       6.54      12.68
Return Fund: Class I

GVIT Gartmore GVIT                   -3.68      -1.63         NA      -0.95
Worldwide Leaders Fund:
Class I

GVIT GVIT Small Cap Growth           25.09         NA         NA       9.74
Fund: Class I

GVIT GVIT Small Cap Value            34.98      21.38         NA       7.96
Fund: Class I

GVIT GVIT Small Company             109.93      14.15       8.97      13.30
Fund: Class I

GVIT J.P. Morgan GVIT                -0.14      -1.10         NA      -0.04
Balanced Fund: Class I

GVIT MAS GVIT Multi Sector           13.35       3.92         NA       3.25
Bond Fund: Class I

GVIT Strong GVIT Mid Cap              5.03       2.69         NA       1.26
Growth Fund: Class I

Janus Aspen Series -                 89.21       8.19         NA      15.54
Capital Appreciation
Portfolio:  Service Shares

Janus Aspen Series -                -68.52         NA         NA     -49.30
Global Technology
Portfolio:  Service Shares

Janus Aspen Series -                127.82       5.87       8.67      11.75
International Growth
Portfolio:  Service Shares

Neuberger Berman AMT                 44.27       8.87         NA       9.83
Guardian Portfolio

Neuberger Berman AMT                 45.60       5.79         NA      10.09
Mid-Cap Growth Portfolio

Neuberger Berman AMT                113.90       1.54       6.56      10.63
Partners Portfolio

-------------------------------------------------------------------------------------------------------------------------------
                                                    Annual Percentage                                       Non Annualized
                                                         Change                                           Percentage Change
-------------------------------------------------------------------------------------------------------------------------------
                             Fund       Unit                                  1 mo       1 Yr      2 Yrs    3 Yrs.     5 yrs.
   UNDERLYING INVESTMENT    Inception   Values     1998    1999     2000       To         to        to        to        to
          OPTIONS            Date**    09/30/01                             09/30/01   9/30/01   9/30/01   9/30/01   9/30/01
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable        08/15/86    11.58     12.36    83.60   -11.24     -6.98    -56.39    -18.17     28.47     25.35
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA

Oppenheimer Variable        04/03/85    13.26     24.00     41.66   -0.23    -12.10    -30.64     -3.00     35.55     77.37
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA

Oppenheimer Variable        06/30/95     7.22     14.10     58.48    5.09    -13.16    -27.38      8.29     51.07     84.59
Account Funds -
Oppenheimer Global
Securities Fund/VA

Oppenheimer Variable        07/05/95     9.68      4.70     21.71   -8.78     -6.08    -24.92    -15.07     10.33     37.34
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA

Strong Opportunity Fund     06/30/95     7.90     13.54     34.91    6.35    -13.82    -19.41      0.55     34.89     77.61
II, Inc.

The Universal               06/16/97    10.47    -28.38     29.37   11.39     -3.04      2.47     28.39     62.23        NA
Institutional Funds, Inc.
- Emerging Markets Debt
Portfolio

The Universal               11/08/82     5.23        NA        NA   -7.33    -13.89    -50.10        NA        NA        NA
Institutional Funds, Inc.
- Mid Cap Growth Portfolio

The Universal               07/03/95    11.44    -11.62     -3.37   28.06     -5.08      7.28     31.28     32.59     66.57
Institutional Funds, Inc.
- U. S. Real Estate
Portfolio

Van Eck Worldwide           12/27/95     5.95    -34.13    100.28  -41.87    -13.46    -40.35    -29.26      9.17    -45.72
Insurance Trust -
Worldwide Emerging Markets
Fund

Van Eck Worldwide           09/01/89     7.66    -30.97     21.00   11.40    -10.88    -15.62     -5.50      9.23    -19.19
Insurance Trust -
Worldwide Hard Assets Fund


---------------------------------------------------------------------------
                           Non Annualized            Annualized
                          Percentage Change       Percentage Change
---------------------------------------------------------------------------
                               Inception    3 Yrs.    5 yrs.   Inception
   UNDERLYING INVESTMENT          to         to        to         To
          OPTIONS               9/30/01    9/30/01   9/30/01    9/30/01
----------------------------------------------------------------------------
Oppenheimer Variable            485.59       8.71      4.62     12.39
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA

Oppenheimer Variable            726.74      10.67     12.14     13.66
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA

Oppenheimer Variable            226.48      14.74     13.04     11.48
Account Funds -
Oppenheimer Global
Securities Fund/VA

Oppenheimer Variable            112.95       3.33      6.55     12.89
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA

Strong Opportunity Fund         266.93      10.49     12.17     14.84
II, Inc.

The Universal                     5.52      17.50        NA      1.26
Institutional Funds, Inc.
- Emerging Markets Debt
Portfolio

The Universal                   -22.74         NA        NA    -12.38
Institutional Funds, Inc.
- Mid Cap Growth Portfolio

The Universal                   111.54       9.86      10.74    12.75
Institutional Funds, Inc.
- U. S. Real Estate
Portfolio

Van Eck Worldwide              -33.98        2.97     -11.50    -6.93
Insurance Trust -
Worldwide Emerging Markets
Fund

Van Eck Worldwide               34.74        2.99      -4.17     2.50
Insurance Trust -
Worldwide Hard Assets Fund


**The underlying mutual fund Inception Date is the date the underlying mutual fund first became effective, which is not necessarily the same date the underlying mutual fund was first made available through the variable account. For those underlying mutual funds which have not been offered as sub-accounts through the variable account for one of the quoted periods, the cash values will show the investment performance such underlying mutual funds would have achieved (reduced by any applicable variable account and policy charges, and underlying mutual fund investment advisory fees and expenses) had they been offered as sub-accounts through the variable account for the period quoted. Certain underlying mutual funds are not as old as some of the periods quoted, therefore, the cash values may not be available for all of the periods shown.

The preceding table displays three types of total return. Simply stated, total return shows the percentage change in unit values, with dividends and capital gains reinvested, after the deduction of a 0.80% asset charge (and the deduction of applicable investment advisory fees and other expenses of the underlying mutual funds). The total return figures shown in the Annual Percentage Change and Annualized Percentage Change columns represent annualized figures; i.e., they show the rate of growth that would have produced the corresponding cumulative return had performance been constant over the entire period. The Non-Annualized Percentage Change total return figures are not annual return figures but instead represent the total percentage change in unit value over the stated periods without annualization. THE TOTAL RETURN FIGURES DO NOT TAKE INTO ACCOUNT THE SEVERAL OTHER POLICY CHARGES WHICH ARE DESCRIBED IN THE "POLICY CHARGES" SECTION. THESE OTHER CHARGES INCLUDE DEDUCTIONS FROM PREMIUMS, COST OF INSURANCE CHARGES, SURRENDER CHARGES AND A MONTHLY ADMINISTRATIVE CHARGE.

Performance summary information is not available for the GVIT - Gartmore GVIT Investor Destinations Aggressive Fund, GVIT - Gartmore GVIT Investor Destinations Conservative Fund, GVIT - Gartmore GVIT Investor Destinations Moderate Fund, GVIT - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, and GVIT - Gartmore GVIT Investor Destinations Moderately Conservative Fund as these funds were added to the separate account January 25, 2002.

                         PERFORMANCE TABLES - CASH VALUE

--------------------------------------------------------------------------------------------------------------------------
                                        1 Year to            2 Years to             3 Years to            5 Years to
                                        09/30/01              09/30/01               09/30/01              09/30/01
--------------------------------------------------------------------------------------------------------------------------
                         Fund                   Cash                   Cash                  Cash                  Cash
 UNDERLYING INVESTMENT  Inception     Accum     Surr.     Accum        Surr.      Accum      Surr.      Accum      Surr.
        OPTIONS          Date**       Value     Value     Value        Value      Value      Value      Value      Value
--------------------------------------------------------------------------------------------------------------------------
American Century VP      10/30/97   $  6,186   $  2,256   $ 12,934   $  9,200   $ 22,016   $ 18,675         NA         NA
Income & Growth

American Century VP      05/01/94   $  5,138   $  1,207   $ 12,024   $  8,290   $ 21,213   $ 17,872   $ 41,310   $ 38,559
International

American Century VP      05/01/96   $  9,258   $  5,327   $ 18,363   $ 14,629   $ 29,203   $ 25,862   $ 52,827   $ 50,076
Value

Dreyfus Investment       04/30/99   $  5,629   $  1,698   $ 12,679   $  8,945         NA         NA         NA         NA
Portfolios - European
Equity Portfolio:
Initial Shares

The Dreyfus Socially     09/29/89   $  5,828   $  1,897   $ 12,433   $  8,699   $ 21,385   $ 18,044   $ 43,761   $ 41,010
Responsible Growth
Fund, Inc.: Initial
Shares

Dreyfus Stock Index      10/06/93   $  4,840   $  0,909   $ 10,885   $  7,151   $ 19,491   $ 16,150   $ 39,575   $ 36,823
Fund, Inc.: Initial
Shares

Dreyfus Variable         04/05/93   $  6,686   $  2,755   $ 14,120   $ 10,385   $ 23,690   $ 20,349   $ 47,518   $ 44,766
Investment Fund -
Appreciation
Portfolio: Initial
Shares

Federated  Insurance     04/22/99   $  9,212   $  5,281   $ 18,659   $ 14,925         NA         NA         NA         NA
Series - Federated
Quality Bond Fund II

Fidelity VIP             10/09/86   $  7,331   $  3,400   $ 15,014   $ 11,280   $ 24,734   $ 21,392   $ 46,421   $ 43,670
Equity-Income
Portfolio:  Service
Class

Fidelity VIP Growth      10/09/86   $  4,861   $  0,930   $ 11,103   $  7,369   $ 20,186   $ 16,845   $ 41,986   $ 39,234
Portfolio:  Service
Class

Fidelity VIP High        09/15/85   $  5,833   $  1,902   $ 11,236   $  7,502   $ 17,637   $ 14,296   $ 29,931   $ 27,180
Income Portfolio:
Service Class

Fidelity VIP Overseas    01/28/87   $  5,222   $  1,291   $ 11,014   $  7,279   $ 19,282   $ 15,941   $ 35,114   $ 32,363
Portfolio:  Service
Class

Fidelity VIP II          01/03/95   $  6,092   $  2,161   $ 13,284   $  9,549   $ 23,246   $ 19,905   $ 46,623   $ 43,872
Contrafund(R)
Portfolio:  Service
Class

Fidelity VIP III         01/03/95   $  5,363   $  1,433   $ 10,665   $  6,931   $ 17,491   $ 14,149   $ 33,937   $ 31,185
Growth Opportunities
Portfolio:  Service
Class

GVIT Dreyfus GVIT Mid    10/31/97   $  6,421   $  2,490   $ 15,548   $ 11,814   $ 27,159   $ 23,817         NA         NA
Cap Index Fund: Class
I

GVIT Federated GVIT      10/31/97   $  5,509   $  1,578   $ 12,145   $  8,411   $ 20,614   $ 17,273         NA         NA
Equity Income Fund:
Class I

GVIT Federated GVIT      10/31/97   $  7,359   $  3,428   $ 14,604   $ 10,869   $ 22,676   $ 19,335         NA         NA
High Income Bond Fund:
Class I

GVIT Gartmore GVIT       08/30/00   $  5,035   $  1,104         NA         NA         NA         NA         NA         NA
Emerging Markets Fund:
Class I

GVIT Gartmore GVIT       08/30/00   $  5,021   $  1,090         NA         NA         NA         NA         NA         NA
Global Technology and
Communications Fund:
Class I

GVIT Gartmore GVIT       04/15/92   $  3,477   $  0,000   $  7,219   $  3,485   $ 12,210   $  8,869   $ 24,786   $ 22,034
Government Bond Fund:
Class I

GVIT Gartmore GVIT       11/08/82   $  9,254   $  5,323   $ 18,803   $ 15,069   $ 28,585   $ 25,243   $ 51,291   $ 48,539
Growth Fund: Class I

GVIT Gartmore GVIT       06/30/00   $  1,948   $  0,000         NA         NA         NA         NA         NA         NA
International Growth
Fund: Class I

GVIT Gartmore GVIT       11/10/81   $  8,509   $  4,578   $ 17,276   $ 13,542   $ 26,960   $ 23,618   $ 47,346   $ 44,595
Money Market Fund:
Class I

GVIT Gartmore GVIT       11/08/82   $  5,945   $  2,014   $ 12,593   $  8,858   $ 20,811   $ 17,470   $ 40,022   $ 37,270
Total Return Fund:
Class I

GVIT Gartmore GVIT       10/31/97   $  5,469   $  1,539   $ 11,430   $  7,696   $ 19,537   $ 16,195         NA         NA
Worldwide Leaders
Fund: Class I

GVIT GVIT Small Cap      05/03/99   $  4,589   $  0,658   $ 12,891   $  9,157         NA         NA         NA         NA
Growth Fund:
Class I

GVIT GVIT Small Cap      10/31/97   $  7,932   $  4,001   $ 17,778   $ 14,044   $ 32,786   $ 29,445         NA         NA
Value Fund: Class I

GVIT GVIT Small          10/23/95   $  6,345   $  2,414   $ 15,737   $ 12,003   $ 28,150   $ 24,809   $ 50,282   $ 47,530
Company Fund: Class I

GVIT J.P. Morgan GVIT    10/31/97   $  7,095   $  3,164   $ 14,293   $ 10,559   $ 22,445   $ 19,104         NA         NA
Balanced Fund:
Class I

GVIT MAS GVIT Multi      10/31/97   $  8,485   $  4,554   $ 17,189   $ 13,455   $ 26,558   $ 23,217         NA         NA
Sector Bond Fund:
Class I

GVIT Strong GVIT Mid     10/31/97   $  3,318   $  0,000   $  8,982   $  5,247   $ 18,143   $ 14,802         NA         NA
Cap Growth Fund:
Class I


--------------------------------------------------------------------
                          10 Years to             Inception To
                            09/30/01                09/30/01
--------------------------------------------------------------------
                                     Cash                   Cash
 UNDERLYING INVESTMENT   Accum       Surr.        Accum     Surr.
        OPTIONS          Value       Value        Value     Value
--------------------------------------------------------------------
American Century VP          NA         NA      $ 31,888   $ 28,743
Income & Growth

American Century VP          NA         NA      $ 74,037   $ 72,465
International

American Century VP          NA         NA      $ 62,234   $ 59,875
Value

Dreyfus Investment           NA         NA      $ 19,098   $ 15,757
Portfolios - European
Equity Portfolio:
Initial Shares

The Dreyfus Socially    146,207   $145,224      $207,002   $206,413
Responsible Growth
Fund, Inc.: Initial
Shares

Dreyfus Stock Index          NA         NA      $ 89,761   $ 88,189
Fund, Inc.: Initial
Shares

Dreyfus Variable             NA         NA      $122,174   $120,995
Investment Fund -
Appreciation
Portfolio: Initial
Shares

Federated  Insurance         NA         NA      $ 28,110   $ 24,769
Series - Federated
Quality Bond Fund II

Fidelity VIP            146,498   $145,515      $311,325   $311,325
Equity-Income
Portfolio:  Service
Class

Fidelity VIP Growth     142,187   $141,205      $337,747   $337,747
Portfolio:  Service
Class

Fidelity VIP High        78,227   $ 77,244      $183,683   $183,683
Income Portfolio:
Service Class

Fidelity VIP Overseas    90,883   $ 89,900      $164,668   $164,668
Portfolio:  Service
Class

Fidelity VIP II              NA         NA      $ 79,037   $ 77,072
Contrafund(R)
Portfolio:  Service
Class

Fidelity VIP III             NA         NA      $ 55,618   $ 53,653
Growth Opportunities
Portfolio:  Service
Class

GVIT Dreyfus GVIT Mid        NA         NA      $ 36,871   $ 33,726
Cap Index Fund: Class
I

GVIT Federated GVIT          NA         NA      $ 28,193   $ 25,049
Equity Income Fund:
Class I

GVIT Federated GVIT          NA         NA      $ 31,481   $ 28,337
High Income Bond Fund:
Class I

GVIT Gartmore GVIT           NA         NA      $ 13,080   $  9,346
Emerging Markets Fund:
Class I

GVIT Gartmore GVIT           NA         NA      $ 11,893   $  8,159
Global Technology and
Communications Fund:
Class I

GVIT Gartmore GVIT           NA         NA      $ 78,785   $ 77,803
Government Bond Fund:
Class I

GVIT Gartmore GVIT      120,134   $119,152      $359,258   $359,258
Growth Fund: Class I

GVIT Gartmore GVIT           NA         NA      $  8,887   $  5,153
International Growth
Fund: Class I

GVIT Gartmore GVIT      104,097   $103,114      $281,609   $281,609
Money Market Fund:
Class I

GVIT Gartmore GVIT      123,261   $122,278      $481,113   $481,113
Total Return Fund:
Class I

GVIT Gartmore GVIT           NA         NA      $ 26,824   $ 23,679
Worldwide Leaders
Fund: Class I

GVIT GVIT Small Cap          NA         NA      $ 22,367   $ 19,025
Growth Fund:
Class I

GVIT GVIT Small Cap          NA         NA      $ 42,525   $ 39,380
Value Fund: Class I

GVIT GVIT Small              NA         NA      $ 67,234   $ 64,876
Company Fund: Class I

GVIT J.P. Morgan GVIT        NA         NA      $ 30,356   $ 27,211
Balanced Fund:
Class I

GVIT MAS GVIT Multi          NA         NA      $ 35,917   $ 32,773
Sector Bond Fund:
Class I

GVIT Strong GVIT Mid         NA         NA      $ 26,559   $ 23,414
Cap Growth Fund:
Class I

--------------------------------------------------------------------------------------------------------------------------
                                        1 Year to            2 Years to             3 Years to            5 Years to
                                        09/30/01              09/30/01               09/30/01              09/30/01
--------------------------------------------------------------------------------------------------------------------------
                         Fund                   Cash                   Cash                  Cash                  Cash
 UNDERLYING INVESTMENT  Inception     Accum     Surr.     Accum        Surr.      Accum      Surr.      Accum      Surr.
        OPTIONS          Date**       Value     Value     Value        Value      Value      Value      Value      Value
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series -     05/01/97   $  4,500   $  0,570   $ 11,035   $  7,301   $ 21,849   $ 18,508         NA         NA
Capital Appreciation
Portfolio:  Service
Shares

Janus Aspen Series -     01/18/00   $  2,499   $  0,000         NA         NA         NA         NA         NA         NA
Global Technology
Portfolio:  Service
Shares

Janus Aspen Series -     05/02/94   $  4,584   $  0,653   $ 11,883   $  8,148   $ 21,867   $ 18,526   $ 43,407   $ 40,656
International Growth
Portfolio:  Service
Shares

Neuberger Berman AMT     11/03/97   $  6,904   $  2,974   $ 15,390   $ 11,656   $ 26,324   $ 22,982         NA         NA
Guardian Portfolio

Neuberger Berman AMT     11/03/97   $  3,616   $  0,000   $ 10,723   $  6,988   $ 20,720   $ 17,379         NA         NA
Mid-Cap Growth
Portfolio

Neuberger Berman AMT     03/22/94   $  6,813   $  2,882   $ 14,113   $ 10,379   $ 22,968   $ 19,627   $ 41,843   $ 39,091
Partners Portfolio

Oppenheimer Variable     08/15/86   $  3,214   $  0,000   $  9,966   $  6,232   $ 20,846   $ 17,505   $ 39,424   $ 36,673
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA

Oppenheimer Variable     04/03/85   $  5,528   $  1,597   $ 13,432   $  9,697   $ 24,885   $ 21,544   $ 49,782   $ 47,031
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA

Oppenheimer Variable     06/30/95   $  5,800   $  1,870   $ 14,683   $ 10,948   $ 27,363   $ 24,022   $ 53,685   $ 50,933
Account Funds -
Oppenheimer Global
Securities Fund/VA

Oppenheimer Variable     07/05/95   $  5,968   $  2,037   $ 12,737   $  9,003   $ 22,106   $ 18,765   $ 41,398   $ 38,647
Account Funds -
Oppenheimer Main
Street Growth & Income
Fund/VA

Strong Opportunity       06/30/95   $  6,525   $  2,594   $ 14,643   $ 10,909   $ 25,992   $ 22,650   $ 50,911   $ 48,159
Fund II, Inc

The Universal            06/16/97   $  8,323   $  4,392   $ 18,667   $ 14,932   $ 32,224   $ 28,883         NA         NA
Institutional Funds,
Inc. - Emerging
Markets Debt Portfolio

The Universal            11/08/82   $  3,848   $  0,000         NA         NA         NA         NA         NA         NA
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio

The Universal            07/03/95   $  8,729   $  4,798   $ 19,168   $ 15,434   $ 30,171   $ 26,830   $ 53,372   $ 50,620
Institutional Funds,
Inc. - U. S. Real
Estate Portfolio

Van Eck Worldwide        12/27/95   $  4,662   $  0,732   $ 10,423   $  6,689   $ 19,759   $ 16,418   $ 27,639   $ 24,887
Insurance Trust -
Worldwide Emerging
Markets Fund

Van Eck Worldwide        09/01/89   $  6,822   $  2,891   $ 14,306   $ 10,572   $ 23,412   $ 20,071   $ 35,339   $ 32,587
Insurance Trust -
Worldwide Hard Assets
Fund


-----------------------------------------------------------------------
                             10 Years to             Inception To
                               09/30/01                09/30/01
-----------------------------------------------------------------------
                                        Cash                   Cash
 UNDERLYING INVESTMENT      Accum       Surr.        Accum     Surr.
        OPTIONS             Value       Value        Value     Value
-----------------------------------------------------------------------
Janus Aspen Series -            NA         NA   $ 42,750   $ 39,998
Capital Appreciation
Portfolio:  Service
Shares

Janus Aspen Series -            NA         NA   $  6,335   $  2,601
Global Technology
Portfolio:  Service
Shares

Janus Aspen Series -            NA         NA   $ 87,890   $ 86,318
International Growth
Portfolio:  Service
Shares

Neuberger Berman AMT            NA         NA   $ 36,150   $ 33,005
Guardian Portfolio

Neuberger Berman AMT            NA         NA   $ 32,205   $ 29,060
Mid-Cap Growth
Portfolio

Neuberger Berman AMT            NA         NA   $ 84,296   $ 82,723
Partners Portfolio

Oppenheimer Variable      $131,973   $130,990   $317,850   $317,850
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA

Oppenheimer Variable      $172,082   $171,099   $449,053   $449,053
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA

Oppenheimer Variable      $154,439   $153,456   $179,184   $178,398
Account Funds -
Oppenheimer Global
Securities Fund/VA

Oppenheimer Variable            NA         NA   $ 65,378   $ 63,413
Account Funds -
Oppenheimer Main
Street Growth & Income
Fund/VA

Strong Opportunity              NA         NA   $147,954   $146,971
Fund II, Inc

The Universal                   NA         NA   $ 45,065   $ 42,313
Institutional Funds,
Inc. - Emerging
Markets Debt Portfolio

The Universal                   NA         NA   $ 10,161   $  6,427
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio

The Universal                   NA         NA   $ 79,659   $ 77,693
Institutional Funds,
Inc. - U. S. Real
Estate Portfolio

Van Eck Worldwide               NA         NA   $ 32,893   $ 30,534
Insurance Trust -
Worldwide Emerging
Markets Fund

Van Eck Worldwide         $ 80,397   $ 79,415   $100,045   $ 99,455
Insurance Trust -
Worldwide Hard Assets
Fund

**The underlying mutual fund Inception Date is the date the underlying mutual fund first became effective, which is not necessarily the same date the underlying mutual fund was first made available through the variable account. For those underlying mutual funds which have not been offered as sub-accounts through the variable account for one of the quoted periods, the cash values will show the investment performance such underlying mutual funds would have achieved (reduced by any applicable variable account and policy charges, and underlying mutual fund investment advisory fees and expenses) had they been offered as sub-accounts through the variable account for the period quoted. Certain underlying mutual funds are not as old as some of the periods quoted, therefore, the cash values may not be available for all of the periods shown.

The preceding cash value performance table shows the effect of the performance quoted on accumulated values and cash surrender values, based on a hypothetical annual premium of $10,000 for a 50 year-old male, preferred plus, with a level death benefit. The cash surrender value figures reflect the deduction of all applicable policy charges, including a 0.80% asset charge, applicable cost of insurance charges, surrender charges, and an annual administrative charge (and the deduction of applicable investment advisory fees and other expenses of the underlying mutual funds). See the "Policy Expenses" section for more information about these charges. The cost of insurance charges may be higher or lower for purchasers who do not meet the profile of the hypothetical purchaser. Illustrations reflecting a potential purchaser's specific characteristics are available from Nationwide upon request.

Performance summary information is not available for the GVIT - Gartmore GVIT Investor Destinations Aggressive Fund, GVIT - Gartmore GVIT Investor Destinations Conservative Fund, GVIT - Gartmore GVIT Investor Destinations Moderate Fund, GVIT - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, and GVIT - Gartmore GVIT Investor Destinations Moderately Conservative Fund as these funds were added to the separate account January 25, 2002.

APPENDIX C: FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


                          Independent Auditors' Report
                          ----------------------------



The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide VLI Separate Account-4:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-4 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2000, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended and for the period February 18, 1998 (commencement of operations) through December 31, 1998, and the financial highlights for each of the years in the two year period then ended and for the period February 18, 1998 (commencement of operations) through December 31, 1998. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended and for the period February 18, 1998 (commencement of operations) through December 31, 1998, and the finan- cial highlights for each of the years in the two year period then ended and for the period February 18, 1998 (commencement of operations) through December 31, 1998, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 16, 2001


--------------------------------------------------------------------------------

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 2000

ASSETS:
   Investments at fair value:

      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         3,520,844 shares (cost $26,492,915) ...............................................   $  25,033,199

      American Century VP - American Century VP International (ACVPInt)
         4,327,440 shares (cost $50,107,521) ...............................................      44,269,706

      American Century VP - American Century VP Value (ACVPValue)
         1,110,522 shares (cost $6,655,647) ................................................       7,407,179

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGr)
         478,283 shares (cost $17,868,978) .................................................      16,486,409

      Dreyfus Stock Index Fund (DryStkIx)
         6,822,189 shares (cost $247,280,744) ..............................................     231,954,425

      Dreyfus IP - European Equity Portfolio (DryEuroEq)
         97,382 shares (cost $1,422,509) ...................................................       1,458,779

      Dreyfus VIF - Appreciation Portfolio (DryVApp)
         829,567 shares (cost $32,580,787) .................................................      32,278,459

      Federated Insurance Series - Quality Bond Fund II (FedQualBd2)
         4,888,937 shares (cost $49,393,596) ...............................................      52,409,408

      Fidelity VIP - Equity-Income Portfolio - Service Class (FidVEqInS)
         1,123,826 shares (cost $26,958,864) ...............................................      28,601,378

      Fidelity VIP - Growth Portfolio - Service Class (FidVGrS)
         2,288,448 shares (cost $112,282,101) ..............................................      99,547,490

      Fidelity VIP - High Income Portfolio - Service Class (FidVHiInS)
         1,742,262 shares (cost $17,700,937) ...............................................      14,199,438

      Fidelity VIP - Overseas Portfolio - Service Class (FidVOvSeS)
         1,219,554 shares (cost $26,879,872) ...............................................      24,317,914

      Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVConS)
         2,001,473 shares (cost $50,647,030) ...............................................      47,374,866

      Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVGrOpS)
         800,720 shares (cost $16,998,621) .................................................      14,172,737

      Gartmore NSAT - Emerging Markets Fund (NSATEmMGM)
         2,782 shares (cost $20,588) .......................................................          20,895

      Gartmore NSAT - Global Technology & Communications Fund (NSATGTecGM)
         75,628 shares (cost $751,824) .....................................................         555,867

      Gartmore NSAT - International Growth Fund (NSATIntGGM)
         2,891 shares (cost $24,686) .......................................................          24,946

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

      Janus Aspen Series - Capital Appreciation Portfolio - Service Shares (JanACapApS)
         835,840 shares (cost $25,584,669) .................................................      22,183,187

      Janus Aspen Series - Global Technology Portfolio - Service Shares (JanAGlTchS)
         2,391,105 shares (cost $21,271,695) ...............................................      15,661,738

      Janus Aspen Series - International Growth Portfolio - Service Shares (JanAIntGrS)
         607,844 shares (cost $21,433,733) .................................................      18,624,342

      Nationwide SAT - Balanced Fund - J.P. Morgan (NSATBalJPM)
         679,412 shares (cost $7,039,214) ..................................................       6,787,329

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         1,479,309 shares (cost $34,225,912) ...............................................      21,716,260

      Nationwide SAT - Equity Income Fund - Federated (NSATEqIFED)
         180,950 shares (cost $2,405,433) ..................................................       2,169,595

      Nationwide SAT - Global 50 Fund (NSATGlob50)
         2,316,205 shares (cost $30,284,783) ...............................................      26,983,784

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         4,350,728 shares (cost $48,110,219) ...............................................      49,772,326

      Nationwide SAT - High Income Bond Fund - Federated (NSATHiIFED)
         1,949,660 shares (cost $17,083,991) ...............................................      15,363,317

      Nationwide SAT - Mid Cap Growth Fund - Strong (NSATMCpSTR)
         1,663,974 shares (cost $34,257,943) ...............................................      27,671,892

      Nationwide SAT - Mid Cap Index Fund - Dreyfus (NSATMCIxDR)
         494,827 shares (cost $6,960,647) ..................................................       6,704,912

      Nationwide SAT - Money Market Fund (NSATMMkt)
         232,950,632 shares (cost $232,950,632) ............................................     232,950,632

      Nationwide SAT - Multi Sector Bond Fund - MAS (NSATMBdMAS)
         2,835,859 shares (cost $26,553,198) ...............................................      26,316,776

      Nationwide SAT - Small Cap Growth Fund (NSATSmCapG)
         433,027 shares (cost $7,290,920) ..................................................       7,032,358

      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         1,751,521 shares (cost $17,697,372) ...............................................      15,238,231

      Nationwide SAT - Small Company Fund (NSATSmCo)
         2,150,419 shares (cost $46,873,187) ...............................................      43,008,379

      Nationwide SAT - Strategic Value Fund (NSATStrVal)
         122,367 shares (cost $1,221,340) ..................................................       1,228,560

      Nationwide SAT - Total Return Fund (NSATTotRtn)
         2,841,975 shares (cost $46,180,109) ...............................................      33,080,588

      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         341,544 shares (cost $5,466,763) ..................................................       5,440,792

      Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         1,637,648 shares (cost $43,888,979) ...............................................      36,814,318

      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         601,581 shares (cost $10,164,616) .................................................       9,727,567

      Oppenheimer Aggressive Growth Fund/VA (OppAggGrVA)
         805,091 shares (cost $73,635,576) ................................................................      56,976,278

      Oppenheimer Capital Appreciation Fund/VA (OppCapApVA)
         966,962 shares (cost $47,676,455) ................................................................      45,089,423

      Oppenheimer Global Securities Fund/VA (OppGlSecVA)
         132,214 shares (cost $3,939,556) .................................................................       4,010,040

      Oppenheimer Main Street Growth & Income Fund/VA (OppMGrInVA)
         981,886 shares (cost $22,848,695) ................................................................      20,874,887

      Strong Opportunity Fund II, Inc. (StOpp2)
         211,464 shares (cost $5,540,840) .................................................................       5,062,438

      Turner NSAT - Growth Focus Fund (NSATGFocTU)
         13,155 shares (cost $82,744) .....................................................................          78,534

      The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio ((MSUEmMkt)
      (formerly Morgan Stanley - Emerging Markets Debt Portfolio)
        216,626 shares (cost $1,602,945) ..................................................................       1,496,887

      The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio (MSUMCapGr)
      (formerly Morgan Stanley - Mid Cap Growth Portfolio)
        68,097 shares (cost $939,349) .....................................................................         840,998

      The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio (MSUUSRealE)
      (formerly Van Kampen American Capital - Morgan Stanley U.S. Real Estate Portfolio)
        437,348 shares (cost $4,980,785) ..................................................................       5,033,881

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWwEmgMkt)
         435,385 shares (cost $4,582,831) .................................................................       3,609,340

      Van Eck WIT - Worldwide Hard Assets Fund (VEWwHrdAst)
         109,063 shares (cost $1,275,365) .................................................................       1,316,394

      Warburg Pincus Trust - Global Post Venture Capital Portfolio (WPTGloPVC)
         191,645 shares (cost $2,340,455) .................................................................       2,431,981

      Warburg Pincus Trust - International Equity Portfolio (WPTIntEq)
         225,970 shares (cost $3,107,770) .................................................................       2,424,657

      Warburg Pincus Trust - Value Portfolio (WPTValue)
         81,531 shares (cost $1,588,695) ..................................................................       1,110,451
                                                                                                                -----------
            Total investments..............................................................................   1,414,946,167

   Accounts receivable ....................................................................................          -
                                                                                                                -----------
            Total assets ..................................................................................   1,414,946,167

ACCOUNTS PAYABLE...........................................................................................          53,726
                                                                                                                -----------
CONTRACT OWNERS' EQUITY (NOTE 7) .......................................................................... $ 1,414,892,441
                                                                                                                ===========

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998





                                                                       Total                                         ACVPincGr
                                                       ------------------------------------------- -------------------------------
                                                         2000           1999            1998              2000          1999
                                                   -------------   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $  21,039,631       6,784,764         795,996          89,434             345
  Mortality and expense risk charges (note 3) ...     (1,473,980)       (382,102)         (7,523)        (33,218)         (4,870)
                                                   -------------   -------------   -------------   -------------   -------------
    Net investment income .......................     19,565,651       6,402,662         788,473          56,216          (4,525)
                                                   -------------   -------------   -------------   -------------   -------------

    Proceeds from mutual funds shares sold ......    537,305,272     201,999,339      61,803,110       4,190,922       4,238,041
    Cost of mutual fund shares sold .............   (520,733,854)   (195,191,587)    (62,074,770)     (4,127,013)     (3,971,748)
                                                   -------------   -------------   -------------   -------------   -------------
    Realized gain (loss) on investment ..........     16,571,418       6,807,752        (271,660)         63,909         266,293
  Change in unrealized gain (loss)
    on investments ..............................   (178,984,942)     42,568,531       6,208,890      (2,277,235)        692,513
                                                   -------------   -------------   -------------   -------------   -------------
    Net gain (loss) on investments ..............   (162,413,524)     49,376,283       5,937,230      (2,213,326)        958,806
                                                   -------------   -------------   -------------   -------------   -------------
  Reinvested capital gains ......................     50,385,356       6,941,880         597,466            --              --
                                                   -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  $ (92,462,517)     62,720,825       7,323,169      (2,157,110)        954,281
                                                   =============   =============   =============   =============   =============



                                                        ACVPincGr                           ACVPint
                                                   ---------------   ---------------------------------------------
                                                          1998             2000             1999              1998
                                                     -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $       5,125          29,817            --               355
  Mortality and expense risk charges (note 3) ...              (86)        (43,822)         (3,029)           (173)
                                                     -------------   -------------   -------------   -------------
    Net investment income .......................            5,039         (14,005)         (3,029)            182
                                                     -------------   -------------   -------------   -------------

    Proceeds from mutual funds shares sold ......           60,422      11,287,808       2,517,615         613,620
    Cost of mutual fund shares sold .............          (58,667)     (8,439,891)     (1,889,551)       (614,510)
                                                     -------------   -------------   -------------   -------------
    Realized gain (loss) on investment ..........            1,755       2,847,917         628,064            (890)
  Change in unrealized gain (loss)
    on investments ..............................          125,007     (10,029,310)      4,031,727         159,768
                                                     -------------   -------------   -------------   -------------
    Net gain (loss) on investments ..............          126,762      (7,181,393)      4,659,791         158,878
                                                     -------------   -------------   -------------   -------------
  Reinvested capital gains ......................             --           445,800            --             3,644
                                                     -------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $     131,801      (6,749,598)      4,656,762         162,704
                                                     =============   =============   =============   =============




                                                                          ACVPValue                                   DrySRGr
                                                   ----------------------------------------------  --------------------------------
                                                         2000           1999            1998           2000            1999
                                                   -------------   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $      29,260           9,053             169         133,052           1,039
  Mortality and expense risk charges (note 3) ...         (2,491)           (698)            (44)         (5,466)           (849)
                                                   -------------   -------------   -------------   -------------   -------------
    Net investment income .......................         26,769           8,355             125         127,586             190
                                                   -------------   -------------   -------------   -------------   -------------

  Proceeds from mutual funds shares sold ........      5,835,158       1,027,473         216,392       1,524,094         620,665
  Cost of mutual fund shares sold ...............     (5,829,916)     (1,065,502)       (220,562)     (1,237,290)       (483,300)
                                                   -------------   -------------   -------------   -------------   -------------
    Realized gain (loss) on investments .........  $       5,242         (38,029)         (4,170)        286,804         137,365
  Change in unrealized gain (loss)
    on investments ..............................        865,295        (142,040)         28,277      (2,392,732)        901,808
                                                   -------------   -------------   -------------   -------------   -------------
    Net gain (loss) on investments ..............        870,537        (180,069)         24,107      (2,105,928)      1,039,173
                                                   -------------   -------------   -------------   -------------   -------------
  Reinvested capital gains ......................         74,870          85,768           1,997            --           279,678
                                                   -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  $     972,176         (85,946)         26,229      (1,978,342)      1,319,041
                                                   =============   =============   =============   =============   =============


                                                     DrySRGr                     DryStkix
                                                  -----------   ----------------------------------------------
                                                    1998           2000            1999           1998
                                                  ------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $     2,114       1,776,028         694,199          64,671
  Mortality and expense risk charges (note 3) ...          (96)       (301,447)        (80,224)         (1,001)
                                                  ------------   -------------   -------------   -------------
    Net investment income .......................        2,018       1,474,581         613,975          63,670
                                                  ------------   -------------   -------------   -------------

  Proceeds from mutual funds shares sold ........      292,403      17,394,755       3,651,059       2,855,607
  Cost of mutual fund shares sold ...............     (279,293)    (13,809,069)     (3,038,322)     (2,928,820)
                                                  ------------   -------------   -------------   -------------
    Realized gain (loss) on investments .........       13,110       3,585,686         612,737         (73,213)
  Change in unrealized gain (loss)
    on investments ..............................      108,355     (27,898,576)     11,117,238       1,455,019
                                                  ------------   -------------   -------------   -------------
    Net gain (loss) on investments ..............      121,465     (24,312,890)     11,729,975       1,381,806
                                                  ------------   -------------   -------------   -------------
  Reinvested capital gains ......................       47,900       3,654,055         672,634          12,311
                                                  ------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  $   171,383     (19,184,254)     13,016,584       1,457,787
                                                  ============   =============   =============   =============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998




                                                                      DryEuroEq                                   DryVApp
                                                     ----------------------------------------  -------------------------------
                                                        2000           1999            1998         2000            1999
                                                    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     3,040            266           --          209,082        102,225
  Mortality and expense risk charges (note 3) ...          (647)          --             --          (61,134)       (19,902)
                                                    -----------    -----------    -----------    -----------    -----------
    Net investment income .......................         2,393            266           --          147,948         82,323
                                                    -----------    -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........     4,915,237          9,724           --        5,802,885      6,596,135
  Cost of mutual fund shares sold ...............    (4,976,743)        (9,364)          --       (5,449,137)    (6,226,765)
                                                    -----------    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........       (61,506)           360           --          353,748        369,370
  Change in unrealized gain (loss)
    on investments ..............................        26,273          9,997           --       (1,102,409)       649,339
                                                    -----------    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............       (35,233)        10,357           --         (748,661)     1,018,709
                                                    -----------    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................        39,799          1,251           --          355,671         68,742
                                                    -----------    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $     6,959         11,874           --         (245,042)     1,169,774
                                                    ===========    ===========    ===========    ===========    ===========


                                                       DryVApp                         FedQualBd2
                                                    -------------    ----------------------------------------
                                                          1998           2000            1999           1998
                                                      -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................     $     7,616        284,124           --             --
  Mortality and expense risk charges (note 3) ...            (108)       (36,034)        (3,162)          --
                                                      -----------    -----------    -----------    -----------
    Net investment income .......................           7,508        248,090         (3,162)          --
                                                      -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........         191,690      5,070,565        193,269           --
  Cost of mutual fund shares sold ...............        (192,584)    (4,943,810)      (195,176)          --
                                                      -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........            (894)       126,755         (1,907)          --
  Change in unrealized gain (loss)
    on investments ..............................         150,742      2,975,611         40,201           --
                                                      -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............         149,848      3,102,366         38,294           --
                                                      -----------    -----------    -----------    -----------
  Reinvested capital gains ......................            --             --             --             --
                                                      -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     $   157,356      3,350,456         35,132           --
                                                      ===========    ===========    ===========    ===========




                                                                     FidVEqinS                             FidVGrS
                                                     ----------------------------------------  ------------------------------
                                                        2000           1999            1998         2000            1999
                                                    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   275,597         97,065           --           46,538          8,639
  Mortality and expense risk charges (note 3) ...       (12,713)        (3,265)          (402)      (106,544)       (12,917)
                                                    -----------    -----------    -----------    -----------    -----------
    Net investment income .......................       262,884         93,800           (402)       (60,006)        (4,278)
                                                    -----------    -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........     8,769,366      2,794,623      1,186,510      8,193,032      1,070,026
  Cost of mutual fund shares sold ...............    (9,316,337)    (2,491,032)    (1,221,597)    (6,947,939)      (923,816)
                                                    -----------    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........      (546,971)       303,591        (35,087)     1,245,093        146,210
  Change in unrealized gain (loss)
    on investments ..............................     1,470,791       (277,459)       449,182    (19,309,179)     6,093,883
                                                    -----------    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............       923,820         26,132        414,095    (18,064,086)     6,240,093
                                                    -----------    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................     1,063,019        214,564           --        5,556,689        543,154
                                                    -----------    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $ 2,249,723        334,496        413,693    (12,567,403)     6,778,969
                                                    ===========    ===========    ===========    ===========    ===========


                                                        FidVGrS                                      FidVHiInS
                                                     -------------   ----------------------------------------
                                                          1998           2000            1999           1998
                                                      -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................     $      --          711,532        364,862           --
  Mortality and expense risk charges (note 3) ...            (249)       (21,719)        (1,521)          (245)
                                                      -----------    -----------    -----------    -----------
    Net investment income .......................            (249)       689,813        363,341           (245)
                                                      -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........         759,197      5,669,988        926,716        848,212
  Cost of mutual fund shares sold ...............        (750,697)    (6,842,047)    (1,041,180)      (901,996)
                                                      -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........           8,500     (1,172,059)      (114,464)       (53,784)
  Change in unrealized gain (loss)
    on investments ..............................         480,684     (3,641,858)       103,063         37,295
                                                      -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............         489,184     (4,813,917)       (11,401)       (16,489)
                                                      -----------    -----------    -----------    -----------
  Reinvested capital gains ......................            --             --           13,640           --
                                                      -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     $   488,935     (4,124,104)       365,580        (16,734)
                                                      ===========    ===========    ===========    ===========


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                                    FidVOvSeS                                          FidVConS
                                                    -------------------------------------------    --------------------------------
                                                        2000           1999             1998            2000            1999
                                                    ------------    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    217,766          21,110            --            93,712          26,713
  Mortality and expense risk charges (note 3) ...        (49,878)         (9,859)            (75)        (27,798)         (4,360)
                                                    ------------    ------------    ------------    ------------    ------------
    Net investment income .......................        167,888          11,251             (75)         65,914          22,353
                                                    ------------    ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........     23,478,026       7,592,272         528,529       2,681,172       1,218,202
  Cost of mutual fund shares sold ...............    (25,243,216)     (6,861,807)       (553,402)     (2,152,820)     (1,003,352)
                                                    ------------    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........     (1,765,190)        730,465         (24,873)        528,352         214,850
  Change in unrealized gain (loss)
    on investments ..............................     (4,479,931)      1,849,661          68,313      (6,926,956)      3,006,379
                                                    ------------    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............   $  (6,245,121)      2,580,126          43,440      (6,398,604)      3,221,229
                                                    ------------    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................      1,409,432          34,048            --         3,401,735         195,897
                                                    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $ (4,667,801)      2,625,425          43,365      (2,930,955)      3,439,479
                                                    ============    ============    ============    ============    ============

                                                  FidVConS                       FidVGrOpS
                                              --------------   -----------------------------------------
                                                  1998          2000            1999            1998
                                              ------------  ------------    ------------  ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ....................   $        --         125,878          28,246           --
  Mortality and expense risk
   charges (note 3) .......................           (330)      (11,570)         (3,130)          (168)
                                              ------------  ------------    ------------   ------------
    Net investment income .................           (330)      114,308          25,116           (168)
                                              ------------  ------------    ------------   ------------

  Proceeds from mutual funds shares sold ..        974,276     2,790,417         613,535        309,151
  Cost of mutual fund shares sold .........       (947,452)   (2,995,674)       (559,981)      (296,203)
                                              ------------  ------------    ------------   ------------
    Realized gain (loss) on investments ...         26,824      (205,257)         53,554         12,948
  Change in unrealized gain (loss)
    on investments ........................        648,413    (3,225,818)        137,134        262,800
                                              ------------  ------------    ------------   ------------
    Net gain (loss) on investments ........        675,237    (3,431,075)        190,688        275,748
                                              ------------  ------------    ------------   ------------
  Reinvested capital gains ................           --         662,022          55,207           --
                                              ------------  ------------    ------------   ------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ........................   $    674,907    (2,654,745)        271,011        275,580
                                              ============  ============    ============   ============



                                                                     NSATEmMGM                                       NSATGTecGM
                                                    -------------------------------------------    --------------------------------
                                                        2000           1999             1998            2000            1999
                                                    ------------    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       --              --              --              --              --
  Mortality and expense risk charges (note 3) ...           --              --              --              --              --
                                                    ------------    ------------    ------------    ------------    ------------
    Net investment income .......................           --              --              --              --              --
                                                    ------------    ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........        641,425            --              --             9,643            --
  Cost of mutual fund shares sold ...............       (644,443)           --              --           (14,069)           --
                                                    ------------    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........         (3,018)           --              --            (4,426)           --
  Change in unrealized gain (loss)
    on investments ..............................            336            --              --          (195,957)           --
                                                    ------------    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............         (2,682)           --              --          (200,383)           --
                                                    ------------    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................           --              --              --            10,013            --
                                                    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $     (2,682)           --              --          (190,370)           --
                                                    ============    ============    ============    ============    ============

                                                      NSATGTecGM                     NSATIntGGm
                                                    ------------   ---------------------------------------------
                                                        1998            2000            1999              1998
                                                    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $        --              --              --              --
  Mortality and expense risk charges (note 3) ...           --              --              --              --
                                                    ------------    ------------    ------------    ------------
    Net investment income .......................           --              --              --              --
                                                    ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........           --           355,202            --              --
  Cost of mutual fund shares sold ...............           --          (354,541)           --              --
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........           --               661            --              --
  Change in unrealized gain (loss)
    on investments ..............................           --               260            --              --
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............           --               921            --              --
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................           --              --              --              --
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $        --               921            --              --
                                                    ============    ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                                   JanACapApS                                  JanAGlTchS
                                                    ----------------------------------------     ----------------------------
                                                       2000           1999            1998           2000            1999
                                                    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   135,185           --             --           94,337           --
  Mortality and expense risk charges (note 3) ...        (5,130)          --             --           (5,864)          --
                                                    -----------    -----------    -----------    -----------    -----------
    Net investment income .......................       130,055           --             --           88,473           --
                                                    -----------    -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........     2,667,595           --             --        6,627,712           --
  Cost of mutual fund shares sold ...............    (3,199,056)          --             --       (8,282,161)          --
                                                    -----------    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........      (531,461)          --             --       (1,654,449)          --
  Change in unrealized gain (loss)
    on investments ..............................    (3,401,482)          --             --       (5,609,957)          --
                                                    -----------    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............    (3,932,943)          --             --       (7,264,406)          --
                                                    -----------    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................          --             --             --             --             --
                                                    -----------    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $(3,802,888)          --             --       (7,175,933)          --
                                                    ===========    ===========    ===========    ===========    ===========

                                                     JanAGlTchS                       JanAintGrS
                                                    --------------    ----------------------------------------
                                                            1998           2000          1999           1998
                                                       -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................      $      --          482,954           --             --
  Mortality and expense risk charges (note 3) ...             --           (5,407)          --             --
                                                       -----------    -----------    -----------    -----------
    Net investment income .......................             --          477,547           --             --
                                                       -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........             --        8,802,259           --             --
  Cost of mutual fund shares sold ...............             --      (10,182,763)          --             --
                                                       -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........             --       (1,380,504)          --             --
  Change in unrealized gain (loss)
    on investments ..............................             --       (2,809,392)          --             --
                                                       -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............             --       (4,189,896)          --             --
                                                       -----------    -----------    -----------    -----------
  Reinvested capital gains ......................             --             --             --             --
                                                       -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      $      --       (3,712,349)          --             --
                                                       ===========    ===========    ===========    ===========

                                                                    NSATBalJPM                              NSATCapAp
                                                    ----------------------------------------     ----------------------------
                                                       2000           1999            1998           2000            1999
                                                    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   172,981         80,095          9,854         41,174         96,180
  Mortality and expense risk charges (note 3) ...        (5,434)        (1,605)           (51)       (10,414)        (2,498)
                                                    -----------    -----------    -----------    -----------    -----------
    Net investment income .......................       167,547         78,490          9,803         30,760         93,682
                                                    -----------    -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........     5,501,271      2,788,299        316,297      6,534,873      4,176,681
  Cost of mutual fund shares sold ...............    (5,437,733)    (2,830,503)      (315,924)    (7,187,743)    (3,638,494)
                                                    -----------    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........        63,538        (42,204)           373       (652,870)       538,187
  Change in unrealized gain (loss)
    on investments ..............................      (241,628)       (33,063)        22,806    (11,341,220)    (1,637,699)
                                                    -----------    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............      (178,090)       (75,267)        23,179    (11,994,090)    (1,099,512)
                                                    -----------    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................          --              495          2,184      4,845,304      1,352,393
                                                    -----------    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $   (10,543)         3,718         35,166     (7,118,026)       346,563
                                                    ===========    ===========    ===========    ===========    ===========

                                                      NSATCapAp                      NSATEqIFED
                                                    ------------    ----------------------------------------
                                                         1998           2000          1999           1998
                                                     -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $    14,834         15,802          1,722            896
  Mortality and expense risk charges (note 3) ...           (440)        (1,543)           (71)           (17)
                                                     -----------    -----------    -----------    -----------
    Net investment income .......................         14,394         14,259          1,651            879
                                                     -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........        703,904      1,130,737        116,995         18,085
  Cost of mutual fund shares sold ...............       (686,965)    (1,084,332)      (100,117)       (17,928)
                                                     -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........         16,939         46,405         16,878            157
  Change in unrealized gain (loss)
    on investments ..............................        469,266       (334,972)        84,114         15,021
                                                     -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............        486,205       (288,567)       100,992         15,178
                                                     -----------    -----------    -----------    -----------
  Reinvested capital gains ......................        174,093           --              202          2,636
                                                     -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $   674,692       (274,308)       102,845         18,693
                                                     ===========    ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                                     NSATGlob50                                      NSATGvtBd
                                                    -------------------------------------------     ------------------------------
                                                         2000           1999            1998           2000             1999
                                                    ------------    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    199,386           8,364           1,950       2,182,498         798,788
  Mortality and expense risk charges (note 3) ...        (37,311)        (10,207)            (34)        (99,138)        (37,827)
                                                    ------------    ------------    ------------    ------------    ------------
    Net investment income .......................        162,075          (1,843)          1,916       2,083,360         760,961
                                                    ------------    ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........      5,122,679       1,039,009          57,978       5,456,678      10,418,680
  Cost of mutual fund shares sold ...............     (5,037,852)       (930,501)        (57,852)     (5,620,925)    (11,072,171)
                                                    ------------    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........         84,827         108,508             126        (164,247)       (653,491)
  Change in unrealized gain (loss)
    on investments ..............................     (4,336,580)        997,392          38,188       2,189,054        (442,511)
                                                    ------------    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............     (4,251,753)      1,105,900          38,314       2,024,807      (1,096,002)
                                                    ------------    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................        945,098         456,545           3,213            --            35,939
                                                    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $ (3,144,580)      1,560,602          43,443       4,108,167        (299,102)
                                                    ============    ============    ============    ============    ============
                                                      NSATGvtBd                          NSATHiIFED
                                                    -------------     --------------------------------------------
                                                         1998             2000            1999             1998
                                                      ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................     $     83,382       1,119,466         308,481          22,707
  Mortality and expense risk charges (note 3) ...             (327)         (9,331)         (3,120)            (68)
                                                      ------------    ------------    ------------    ------------
    Net investment income .......................           83,055       1,110,135         305,361          22,639
                                                      ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........        1,043,507       3,240,993         689,933         206,929
  Cost of mutual fund shares sold ...............       (1,033,771)     (3,550,410)       (687,767)       (213,860)
                                                      ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........            9,736        (309,417)          2,166          (6,931)
  Change in unrealized gain (loss)
    on investments ..............................          (84,436)     (1,573,020)       (155,595)          7,941
                                                      ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............          (74,700)     (1,882,437)       (153,429)          1,010
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ......................           22,403            --               645            --
                                                      ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     $     30,758        (772,302)        152,577          23,649
                                                      ============    ============    ============    ============




                                                                     NSATMCpSTR                               NSATMCIxDR
                                                    -------------------------------------------     ------------------------------
                                                         2000           1999            1998           2000             1999
                                                    ------------    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       --              --              --            24,820           1,219
  Mortality and expense risk charges (note 3) ...        (36,857)         (2,128)            (30)         (1,304)             (9)
                                                    ------------    ------------    ------------    ------------    ------------
    Net investment income .......................        (36,857)         (2,128)            (30)         23,516           1,210
                                                    ------------    ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........     10,455,471       2,132,323         150,535       3,068,344         104,264
  Cost of mutual fund shares sold ...............     (9,038,986)     (1,804,973)       (150,564)     (2,777,066)        (89,446)
                                                    ------------    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........      1,416,485         327,350             (29)        291,278          14,818
  Change in unrealized gain (loss)
    on investments ..............................     (7,958,483)      1,323,586          48,847        (336,854)         51,305
                                                    ------------    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............     (6,541,998)      1,650,936          48,818         (45,576)         66,123
                                                    ------------    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................        922,208         515,885            --           238,697          47,431
                                                    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $ (5,656,647)      2,164,693          48,788         216,637         114,764
                                                    ============    ============    ============    ============    ============

                                                      NSATMCIxDR                      NSATMMkt
                                                    ------------     --------------------------------------------
                                                        1998             2000            1999             1998
                                                     ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $        782      10,355,160       3,376,535         506,347
  Mortality and expense risk charges (note 3) ...             (21)       (307,209)       (139,891)         (1,751)
                                                     ------------    ------------    ------------    ------------
    Net investment income .......................             761      10,047,951       3,236,644         504,596
                                                     ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........          48,915     263,535,916     104,229,444      44,230,768
  Cost of mutual fund shares sold ...............         (51,817)   (263,535,916)   (104,229,444)    (44,230,768)
                                                     ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........          (2,902)           --              --              --
  Change in unrealized gain (loss)
    on investments ..............................          29,815            --              --              --
                                                     ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............          26,913            --              --              --
                                                     ------------    ------------    ------------    ------------
  Reinvested capital gains ......................            --              --              --              --
                                                     ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $     27,674      10,047,951       3,236,644         504,596
                                                     ============    ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                                   NSATMBdMAS                              NSATSmCapG
                                                    ----------------------------------------     ----------------------------
                                                        2000           1999            1998           2000            1999
                                                    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $ 1,380,209        405,079         20,456           --             --
  Mortality and expense risk charges (note 3) ...       (35,618)        (8,904)           (64)        (1,793)           (31)
                                                    -----------    -----------    -----------    -----------    -----------
    Net investment income .......................     1,344,591        396,175         20,392         (1,793)           (31)
                                                    -----------    -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........     1,457,359        824,473        678,560      4,671,162     11,249,953
  Cost of mutual fund shares sold ...............    (1,524,119)      (850,875)      (682,489)    (4,701,490)   (11,295,118)
                                                    -----------    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........       (66,760)       (26,402)        (3,929)       (30,328)       (45,165)
  Change in unrealized gain (loss)
    on investments ..............................      (112,147)      (125,056)           781     (1,279,267)     1,020,705
                                                    -----------    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............      (178,907)      (151,458)        (3,148)    (1,309,595)       975,540
                                                    -----------    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................          --             --              691         72,445        101,886
                                                    -----------    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $ 1,165,684        244,717         17,935     (1,238,943)     1,077,395
                                                    ===========    ===========    ===========    ===========    ===========
                                                      NSATSmCapG                         NSATSmCapV
                                                    -------------   ------------------------------------------
                                                           1998           2000            1999           1998
                                                     -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       --             --             --             --
  Mortality and expense risk charges (note 3) ...           --           (6,507)          (609)           (72)
                                                     -----------    -----------    -----------    -----------
    Net investment income .......................           --           (6,507)          (609)           (72)
                                                     -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........           --        5,713,553      1,400,366        119,432
  Cost of mutual fund shares sold ...............           --       (5,334,666)    (1,184,849)      (127,976)
                                                     -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........           --          378,887        215,517         (8,544)
  Change in unrealized gain (loss)
    on investments ..............................           --       (2,383,146)      (194,598)       118,603
                                                     -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............           --       (2,004,259)        20,919        110,059
                                                     -----------    -----------    -----------    -----------
  Reinvested capital gains ......................           --        2,830,882        651,318           --
                                                     -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $      --          820,116        671,628        109,987
                                                     ===========    ===========    ===========    ===========




                                                                    NSATSmCo                                NSATStrVal
                                                    ----------------------------------------     ----------------------------
                                                        2000           1999            1998           2000            1999
                                                    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     6,404           --             --           12,032          5,676
  Mortality and expense risk charges (note 3) ...       (24,879)        (4,091)          (112)          (439)          (137)
                                                    -----------    -----------    -----------    -----------    -----------
    Net investment income .......................       (18,475)        (4,091)          (112)        11,593          5,539
                                                    -----------    -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........     5,986,277      1,854,552        303,745      6,700,644        173,459
  Cost of mutual fund shares sold ...............    (4,024,143)    (1,415,009)      (310,124)    (6,640,337)      (155,571)
                                                    -----------    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........     1,962,134        439,543         (6,379)        60,307         17,888
  Change in unrealized gain (loss)
    on investments ..............................    (6,709,330)     2,711,547        132,974         33,455        (70,115)
                                                    -----------    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............    (4,747,196)     3,151,090        126,595         93,762        (52,227)
                                                    -----------    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................     6,779,344        500,536           --             --           22,264
                                                    -----------    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $ 2,013,673      3,647,535        126,483        105,355        (24,424)
                                                    ===========    ===========    ===========    ===========    ===========

                                                    NSATStrVal                     NSATTotRtn
                                                   ------------   ------------------------------------------
                                                         1998           2000            1999           1998
                                                   -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $     1,052        193,418         96,396         27,487
  Mortality and expense risk charges (note 3) ...          (24)        (5,805)          (606)          (578)
                                                   -----------    -----------    -----------    -----------
    Net investment income .......................        1,028        187,613         95,790         26,909
                                                   -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........       81,326      3,055,349        806,876      1,201,208
  Cost of mutual fund shares sold ...............      (89,165)    (2,710,595)      (784,668)    (1,222,228)
                                                   -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........       (7,839)       344,754         22,208        (21,020)
  Change in unrealized gain (loss)
    on investments ..............................       43,881    (13,348,541)       (33,899)       283,836
                                                   -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............       36,042    (13,003,787)       (11,691)       262,816
                                                   -----------    -----------    -----------    -----------
  Reinvested capital gains ......................         --       11,991,779        809,302        321,440
                                                   -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  $    37,070       (824,395)       893,401        611,165
                                                   ===========    ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                                      NBAMTGuard                              NBAMTMCGr
                                                    --------------------------------------------    ------------------------------
                                                         2000           1999            1998           2000            1999
                                                    ------------    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     16,882           3,977            --              --              --
  Mortality and expense risk charges (note 3) ...         (1,965)           (679)            (83)        (41,606)         (7,463)
                                                    ------------    ------------    ------------    ------------    ------------
    Net investment income .......................         14,917           3,298             (83)        (41,606)         (7,463)
                                                    ------------    ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........      1,626,130         807,995         117,578      13,583,260       7,840,757
  Cost of mutual fund shares sold ...............     (1,517,104)       (670,629)       (123,077)     (9,016,924)     (6,652,007)
                                                    ------------    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........        109,026         137,366          (5,499)      4,566,336       1,188,750
  Change in unrealized gain (loss)
    on investments ..............................       (185,904)         77,047          82,886     (10,290,829)      3,039,884
                                                    ------------    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............        (76,878)        214,413          77,387      (5,724,493)      4,228,634
                                                    ------------    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................           --              --              --             6,497          37,807
                                                    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $    (61,961)        217,711          77,304      (5,759,602)      4,258,978
                                                    ============    ============    ============    ============    ============


                                                   BAMTMCGr                         NBAMTPart
                                                   ------------    ----------------------------------------------
                                                       1998           2000            1999           1998
                                                   ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          --            55,679          56,853             114
  Mortality and expense risk charges (note 3) ...  $        (52)         (5,009)         (2,109)           (290)
                                                   ------------    ------------    ------------    ------------
    Net investment income .......................           (52)         50,670          54,744            (176)
                                                   ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........       140,913       3,401,374         787,143         862,257
  Cost of mutual fund shares sold ...............      (137,009)     (3,678,166)       (785,895)       (875,740)
                                                   ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........         3,904        (276,792)          1,248         (13,483)
  Change in unrealized gain (loss)
    on investments ..............................       176,285        (888,222)        196,040         255,133
                                                   ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............       180,189      (1,165,014)        197,288         241,650
                                                   ------------    ------------    ------------    ------------
  Reinvested capital gains ......................          --         1,184,100          98,874           3,599
                                                   ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  $    180,137          69,756         350,906         245,073
                                                   ============    ============    ============    ============



                                                                   OppAggGrVA                                OppCapApVA
                                                    --------------------------------------------    ------------------------------
                                                         2000           1999            1998           2000            1999
                                                    ------------    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       --              --                26          26,876          10,044
  Mortality and expense risk charges (note 3) ...        (52,493)         (2,942)            (80)        (35,238)         (4,168)
                                                    ------------    ------------    ------------    ------------    ------------
    Net investment income .......................        (52,493)         (2,942)            (54)         (8,362)          5,876
                                                    ------------    ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........     13,833,125       1,971,772         120,154       6,304,788         993,762
  Cost of mutual fund shares sold ...............     (9,344,555)     (1,353,384)       (118,908)     (4,511,928)       (802,267)
                                                    ------------    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........      4,488,570         618,388           1,246       1,792,860         191,495
  Change in unrealized gain (loss)
    on investments ..............................    (19,721,439)      2,906,737         155,404      (5,403,446)      2,561,317
                                                    ------------    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............    (15,232,869)      3,525,125         156,650      (3,610,586)      2,752,812
                                                    ------------    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................        950,033            --               270       1,434,225         110,334
                                                    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $(14,335,329)      3,522,183         156,866      (2,184,723)      2,869,022
                                                    ============    ============    ============    ============    ============
                                                     OppCapApVA                      OppGlSecVA
                                                    ------------     --------------------------------------------
                                                         1998           2000            1999           1998
                                                     ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $          8            --              --              --
  Mortality and expense risk charges (note 3) ...            (142)         (1,051)           --              --
                                                     ------------    ------------    ------------    ------------
    Net investment income .......................            (134)         (1,051)           --              --
                                                     ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........         412,555       3,569,728            --              --
  Cost of mutual fund shares sold ...............        (391,820)     (3,708,378)           --              --
                                                     ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........          20,735        (138,650)           --              --
  Change in unrealized gain (loss)
    on investments ..............................         255,097          70,484            --              --
                                                     ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............         275,832         (68,166)           --              --
                                                     ------------    ------------    ------------    ------------
  Reinvested capital gains ......................             101            --              --              --
                                                     ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $    275,799         (69,217)           --              --
                                                     ============    ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998



                                                                  OppMGrInVA                                       StOpp2
                                                  ----------------------------------------     ------------------------------------
                                                     2000           1999            1998           2000            1999       1998
                                                  -----------    -----------    -----------    -----------    ----------   --------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................   $    38,554         10,187             29           --            --           --
  Mortality and expense risk charges (note 3) .       (10,265)        (2,014)          (113)        (1,449)         --           --
                                                  -----------    -----------    -----------    -----------    ----------   --------
    Net investment income .....................        28,289          8,173            (84)        (1,449)         --           --
                                                  -----------    -----------    -----------    -----------    ----------   --------

  Proceeds from mutual funds shares sold ......     1,958,100        570,677        698,919      2,262,742          --           --
  Cost of mutual fund shares sold .............    (1,608,534)      (582,947)      (718,580)    (2,255,273)         --           --
                                                  -----------    -----------    -----------    -----------    ----------   --------
    Realized gain (loss) on investments .......       349,566        (12,270)       (19,661)         7,469          --           --
  Change in unrealized gain (loss)
    on investments ............................    (2,767,885)       713,752         80,325       (478,402)         --           --
                                                  -----------    -----------    -----------    -----------    ----------   --------
    Net gain (loss) on investments ............    (2,418,319)       701,482         60,664       (470,933)         --           --
                                                  -----------    -----------    -----------    -----------    ----------   --------
  Reinvested capital gains ....................       509,013         17,163            645        501,505          --           --
                                                  -----------    -----------    -----------    -----------    ----------   --------
      Net increase (decrease) in contract owners'
        equity resulting from operations .....   $(1,881,017)       726,818         61,225         29,123          --           --
                                                 ===========    ===========    ===========    ===========    ==========   =========

                                                              NSATGFocTU
                                                    ----------------------------------------
                                                         2000            1999           1998
                                                    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      --             --             --
  Mortality and expense risk charges (note 3) ...          --             --             --
                                                    -----------    -----------    -----------
    Net investment income .......................          --             --             --
                                                    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........       290,188           --             --
  Cost of mutual fund shares sold ...............      (317,405)          --             --
                                                    -----------    -----------    -----------
    Realized gain (loss) on investments .........       (27,217)          --             --
  Change in unrealized gain (loss)
    on investments ..............................        (4,210)          --             --
                                                    -----------    -----------    -----------
    Net gain (loss) on investments ..............       (31,427)          --             --
                                                    -----------    -----------    -----------
  Reinvested capital gains ......................          --             --             --
                                                    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $   (31,427)          --             --
                                                    ===========    ===========    ===========

                                                                    MSUEmMkt                                       MSUMCapGr
                                                    ----------------------------------------   -------------------------------------
                                                       2000         1999            1998           2000            1999       1998
                                                    -----------  -----------    -----------    -----------    ----------   ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   151,314       85,097         18,594           --            --         --
  Mortality and expense risk charges (note 3) ...          (963)        (166)           (11)          (162)         --         --
                                                    -----------  -----------    -----------    -----------    ---------- ----------
    Net investment income .......................       150,351       84,931         18,583           (162)         --         --
                                                    -----------  -----------    -----------    -----------    ---------- ----------

  Proceeds from mutual funds shares sold ........     1,344,335      218,023        268,442        769,277          --         --
  Cost of mutual fund shares sold ...............    (1,256,230)    (200,881)      (301,322)      (782,583)         --         --
                                                    -----------  -----------    -----------    -----------    ---------- ----------
    Realized gain (loss) on investments .........        88,105       17,142        (32,880)       (13,306)         --         --
  Change in unrealized gain (loss)
    on investments ..............................      (119,691)      20,955         (7,323)       (98,350)         --         --
                                                    -----------  -----------    -----------    -----------    ---------- ----------
    Net gain (loss) on investments ..............       (31,586)      38,097        (40,203)      (111,656)         --         --
                                                    -----------  -----------    -----------    -----------    ---------- ----------
  Reinvested capital gains ......................          --           --             --              800          --         --
                                                    -----------  -----------    -----------    -----------    ---------- ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $   118,765      123,028        (21,620)      (111,018)         --         --
                                                    ===========  ===========    ===========    ===========    ========== ==========

                                                                    MSUUSRealE
                                                    ----------------------------------------
                                                         2000            1999           1998
                                                    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   265,214         54,408             34
  Mortality and expense risk charges (note 3) ...        (2,123)        (1,163)           (50)
                                                    -----------    -----------    -----------
    Net investment income .......................       263,091         53,245            (16)
                                                    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........    10,682,231     10,399,298        357,742
  Cost of mutual fund shares sold ...............   (10,383,636)   (10,439,502)      (388,797)
                                                    -----------    -----------    -----------
    Realized gain (loss) on investments .........       298,595        (40,204)       (31,055)
  Change in unrealized gain (loss)
    on investments ..............................       155,839       (130,048)        27,306
                                                    -----------    -----------    -----------
    Net gain (loss) on investments ..............       454,434       (170,252)        (3,749)
                                                    -----------    -----------    -----------
  Reinvested capital gains ......................        25,130           --              339
                                                    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $   742,655       (117,007)        (3,426)
                                                    ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                                   VEWwEmgMkt                             VEWwHrdAst
                                                    -----------------------------------------    ----------------------------
                                                       2000           1999            1998           2000            1999
                                                    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      --             --             --            6,160          2,469
  Mortality and expense risk charges (note 3) ...        (1,640)          (139)           (20)          (124)          (295)
                                                    -----------    -----------    -----------    -----------    -----------
    Net investment income .......................        (1,640)          (139)           (20)         6,036          2,174
                                                    -----------    -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........     8,541,759      1,092,848         70,482      6,042,759        718,765
  Cost of mutual fund shares sold ...............    (8,950,297)      (857,511)       (84,625)    (6,013,577)      (692,370)
                                                    -----------    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........      (408,538)       235,337        (14,143)        29,182         26,395
  Change in unrealized gain (loss)
    on investments ..............................    (1,655,251)       663,413         18,347         20,687         22,444
                                                    -----------    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............    (2,063,789)       898,750          4,204         49,869         48,839
                                                    -----------    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................          --             --             --             --             --
                                                    -----------    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $(2,065,429)       898,611          4,184         55,905         51,013
                                                    ===========    ===========    ===========    ===========    ===========
                                                      VEWwHrdAst                     WPTGloPVC
                                                   ------------      ----------------------------------------
                                                          1998           2000            1999           1998
                                                     -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $      --           25,366         10,150          4,521
  Mortality and expense risk charges (note 3) ...            (11)        (2,889)        (1,209)           (50)
                                                     -----------    -----------    -----------    -----------
    Net investment income .......................            (11)        22,477          8,941          4,471
                                                     -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........         46,572      1,991,744        372,724        345,457
  Cost of mutual fund shares sold ...............        (49,623)    (1,898,600)      (375,164)      (337,050)
                                                     -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........         (3,051)        93,144         (2,440)         8,407
  Change in unrealized gain (loss)
    on investments ..............................         (2,102)        87,894         (2,238)         5,870
                                                     -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............         (5,153)       181,038         (4,678)        14,277
                                                     -----------    -----------    -----------    -----------
  Reinvested capital gains ......................           --           23,283         18,278           --
                                                     -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $    (5,164)       226,798         22,541         18,748
                                                     ===========    ===========    ===========    ===========

                                                                    WPTInteq
                                                    -----------------------------------------
                                                       2000           1999            1998
                                                    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    12,900         19,282          2,873
  Mortality and expense risk charges (note 3) ...        (1,340)           (81)           (42)
                                                    -----------    -----------    -----------
    Net investment income .......................        11,560         19,201          2,831
                                                    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........       992,359        785,974        277,515
  Cost of mutual fund shares sold ...............      (749,434)      (670,363)      (301,573)
                                                    -----------    -----------    -----------
    Realized gain (loss) on investments .........       242,925        115,611        (24,058)
  Change in unrealized gain (loss)
    on investments ..............................    (1,294,832)       581,395         30,323
                                                    -----------    -----------    -----------
    Net gain (loss) on investments ..............    (1,051,907)       697,006          6,265
                                                    -----------    -----------    -----------
  Reinvested capital gains ......................       310,165           --             --
                                                    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $  (730,182)       716,207          9,096
                                                    ===========    ===========    ===========

                                                                        WPTValue
                                                     ----------------------------------------
                                                         2000            1999           1998
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $      --             --             --
  Mortality and expense risk charges (note 3) ...         (1,199)          (154)           (13)
                                                     -----------    -----------    -----------
    Net investment income .......................         (1,199)          (154)           (13)
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........      1,772,806        364,939         87,326
  Cost of mutual fund shares sold ...............     (1,546,982)      (278,265)       (89,432)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments .........        225,824         86,674         (2,106)
  Change in unrealized gain (loss)
    on investments ..............................       (716,480)       208,276         29,961
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ..............       (490,656)       294,950         27,855
                                                     -----------    -----------    -----------
  Reinvested capital gains ......................        141,743           --             --
                                                     -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $  (350,112)       294,796         27,842
                                                     ===========    ===========    ===========


See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                            Total                                       ACVPincGr
                                      ---------------------------------------------- ----------------------------------------------
                                            2000            1999            1998           2000            1999            1998
                                      --------------  --------------  --------------  --------------   -------------  -------------
INVESTMENT ACTIVITY:
  Net investment income............... $  19,565,651       6,402,662         788,473          56,216          (4,525)       5,039
  Realized gain (loss) on investments     16,571,418       6,807,752        (271,660)         63,909         266,293         1,755
  Change in unrealized gain (loss)
    on investments....................  (178,984,942)     42,568,531       6,208,888      (2,277,235)        692,513       125,007
  Reinvested capital gains............    50,385,356       6,941,880         597,466               -               -             -
                                      --------------  --------------  --------------  --------------   -------------  ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......   (92,462,517)     62,720,825       7,323,167      (2,157,110)        954,281       131,801
                                      --------------  --------------  --------------  --------------   -------------  ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...................    947,537,536     515,112,072     106,894,981       9,141,279       4,843,884       168,731
  Transfers between funds.............              -               -               -       7,485,967       5,659,068       959,762
  Surrenders..........................    (10,694,705)     (2,953,250)       (205,540)       (307,329)        (25,955)          (64)
  Death benefits......................        (65,736)       (165,946)              -          (1,577)         (1,531)            -
  Policy loans (net of repayments)
    (note 5)..........................     (9,821,909)     (4,792,558)     (1,093,563)        (57,111)        (99,683)            -
  Deductions for surrender charges
    (note 2d).........................     (1,692,311)       (378,228)         (2,405)        (48,631)         (3,324)           (1)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c).................    (63,687,230)    (28,207,228)     (4,765,148)     (1,117,246)       (410,626)      (23,721)
  Asset charges (note 3):
    FPVUL & VEL contracts.............     (1,989,545)       (882,295)       (148,735)        (32,044)        (13,701)         (985)
    MSP contracts.....................       (359,299)        (49,709)           (535)         (6,176)         (1,582)           (4)
    SL contracts......................       (165,436)        (99,794)        (12,520)         (4,637)         (1,422)          (83)
                                       --------------  --------------  --------------  --------------   -------------  ------------
      Net equity transactions.........    859,061,365     477,583,064     100,666,535      15,052,495       9,945,128     1,103,635
                                       --------------  --------------  --------------  --------------   -------------  ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY......................    766,598,848     540,303,889     107,989,702      12,895,385      10,899,409     1,235,436
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD...........................    648,293,593     107,989,704               -      12,134,845       1,235,436             -
                                       --------------  --------------  --------------  --------------   -------------  ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD........................... $1,414,892,441     648,293,593     107,989,702      25,030,230      12,134,845     1,235,436
                                       ==============  ==============  ==============  ==============   =============  ============


CHANGES IN UNITS:
  Beginning units..............         50,045,344       9,506,248               -         874,749          97,382                -
                                      ------------  --------------  --------------  --------------   -------------   --------------
  Units purchased..............        109,550,329      66,964,330      16,180,186       1,358,922         990,326           99,550
  Units redeemed...............        (43,498,824)    (26,425,234)     (6,673,938)       (125,099)       (212,959)          (2,168
                                      ------------  --------------  --------------  --------------   -------------   --------------
  Ending units.................        116,096,849      50,045,344       9,506,248       2,108,572         874,749           97,382
                                      ============  ==============  ==============  ==============   =============   ==============
                                                          ACVPint
                                        -----------------------------------------------
                                            2000            1999               1998
                                        --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Net investment income........ ........ $     (14,005)         (3,029)            182
  Realized gain (loss) on investments ..     2,847,917         628,064            (890)
  Change in unrealized gain (loss)
    on investments......................   (10,029,310)      4,031,727         159,768
  Reinvested capital gains..............       445,800               -           3,644
                                        --------------  --------------  --------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ........    (6,749,598)      4,656,762         162,704
                                        --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.....................     17,266,035       3,440,338         489,914
  Transfers between funds...............     20,394,660       5,542,573       1,905,042
  Surrenders............................       (174,891)         (6,193)              -
  Death benefits........................         (5,691)         (3,352)              -
  Policy loans (net of repayments)
    (note 5)............................       (199,083)       (114,731)         (2,833)
  Deductions for surrender charges
    (note 2d)...........................        (27,674)           (793)              -
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c)...................     (1,602,834)       (514,310)        (73,254)
  Asset charges (note 3):
    FPVUL & VEL contracts...............        (60,820)        (21,791)         (2,574)
    MSP contracts.......................         (7,381)           (570)             (9)
    SL contracts........................         (7,846)         (1,478)           (217)
                                         --------------  --------------  --------------
      Net equity transactions...........     35,574,475       8,319,693       2,316,069
                                         --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY........................     28,824,877      12,976,455       2,478,773
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD.............................     15,455,228       2,478,773               -
                                         --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD............................. $   44,280,105      15,455,228       2,478,773
                                         ==============  ==============  ==============


CHANGES IN UNITS:
  Beginning units..............                 830,394         209,297               -
                                         --------------  --------------  --------------
  Units purchased..............               2,368,251         682,334         216,428
  Units redeemed...............                (135,307)        (61,237)         (7,131)
                                         --------------  --------------  --------------
  Ending units.................               3,063,338         830,394         209,297
                                         ==============  ==============  ==============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                          ACVPValue                                        DrySRGr
                                         --------------------------------------------   -----------------------------------------
                                             2000            1999            1998            2000            1999            1998
                                         ------------    ------------    ------------   ------------    ------------    ----------
INVESTMENT ACTIVITY:
  Net investment income ..............   $     26,769           8,355             125        127,586             190         2,018
  Realized gain (loss) on investments           5,242         (38,029)         (4,170)       286,804         137,365        13,110
  Change in unrealized gain (loss)
    on investments ...................        865,295        (142,040)         28,277     (2,392,732)        901,808       108,355
  Reinvested capital gains ...........         74,870          85,768           1,997           --           279,678        47,900
                                         ------------    ------------    ------------   ------------    ------------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......        972,176         (85,946)         26,229     (1,978,342)      1,319,041       171,383
                                         ------------    ------------    ------------   ------------    ------------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................      2,380,936         698,376         218,019      5,340,142       2,335,241       544,259
  Transfers between funds ............      2,477,656         905,970         409,201      6,492,229       4,065,765       721,262
  Surrenders .........................       (104,084)         (7,715)            (20)      (161,374)        (13,484)          (97)
  Death benefits .....................           --              --              --           17,714         (18,063)         --
  Policy loans (net of repayments)
    (note 5) .........................         (8,731)        (15,452)         (1,893)      (253,461)        (33,299)       (1,497)
  Deductions for surrender charges
    (note 2d) ........................        (16,470)           (988)           --          (25,536)         (1,727)           (1)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (264,459)       (132,120)        (23,676)    (1,388,349)       (506,680)      (61,633)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (10,699)         (5,363)           (827)       (49,907)        (17,385)       (1,607)
    MSP contracts ....................           (992)           (203)             (3)        (4,193)           (332)           (6)
    SL contracts .....................           (751)           (147)            (70)        (2,607)           (913)         (135)
                                         ------------    ------------    ------------   ------------    ------------    ----------
      Net equity transactions ........      4,452,406       1,442,358         600,731      9,964,658       5,809,123     1,200,545
                                         ------------    ------------    ------------   ------------    ------------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................      5,424,582       1,356,412         626,960      7,986,316       7,128,164     1,371,928
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................      1,983,372         626,960            --        8,500,092       1,371,928          --
                                         ------------    ------------    ------------   ------------    ------------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $  7,407,954       1,983,372         626,960     16,486,408       8,500,092     1,371,928
                                         ============    ============    ============   ============    ============    ==========


CHANGES IN UNITS:
  Beginning units ....................        193,386          59,864            --          509,172         106,093          --
                                         ------------    ------------    ------------   ------------    ------------    ----------
  Units purchased ....................        464,887         171,328          62,522        741,714         445,091       111,810
  Units redeemed .....................        (40,889)        (37,806)         (2,658)      (118,327)        (42,012)       (5,717)
                                         ------------    ------------    ------------   ------------    ------------    ----------
  Ending units .......................        617,384         193,386          59,864      1,132,559         509,172       106,093
                                         ============    ============    ============   ============    ============    ==========

                                                           DryStkIx
                                        -----------------------------------------
                                              2000            1999            1998
                                         ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..............   $  1,474,581         613,975          63,670
  Realized gain (loss) on investments       3,585,686         612,737         (73,213)
  Change in unrealized gain (loss)
    on investments ...................    (27,898,576)     11,117,238       1,455,019
  Reinvested capital gains ...........      3,654,055         672,634          12,311
                                         ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......    (19,184,254)     13,016,584       1,457,787
                                         ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     68,654,997      41,330,848       3,047,695
  Transfers between funds ............     72,727,790      57,817,925      10,358,645
  Surrenders .........................     (1,341,027)       (626,906)           (430)
  Death benefits .....................          2,224         (24,555)           --
  Policy loans (net of repayments)
    (note 5) .........................       (792,260)       (192,790)         (9,416)
  Deductions for surrender charges
    (note 2d) ........................       (212,202)        (80,289)             (5)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................     (8,955,356)     (4,045,059)       (463,310)
  Asset charges (note 3):
    FPVUL & VEL contracts ............       (279,995)       (134,875)        (15,073)
    MSP contracts ....................        (49,600)         (4,126)            (54)
    SL contracts .....................        (28,362)        (11,443)         (1,269)
                                         ------------    ------------    ------------
      Net equity transactions ........    129,726,209      94,028,730      12,916,783
                                         ------------    ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................    110,541,955     107,045,314      14,374,570
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................    121,419,884      14,374,570            --
                                         ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $231,961,839     121,419,884      14,374,570
                                         ============    ============    ============


CHANGES IN UNITS:
  Beginning units ....................      8,707,267       1,136,754            --
                                         ------------    ------------    ------------
  Units purchased ....................     11,088,744       7,959,543       1,180,333
  Units redeemed .....................       (888,358)       (389,030)        (43,579)
                                         ------------    ------------    ------------
  Ending units .......................     18,907,653       8,707,267       1,136,754
                                         ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998



                                                   DryEuroEq                                         DryVApp
                                         --------------------------------------------   -----------------------------------------
                                            2000            1999            1998             2000          1999           1998
                                         -----------    -----------    --------------   -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..............   $     2,393            266              --         147,948         82,323          7,508
  Realized gain (loss) on investments        (61,506)           360              --         353,748        369,370           (894)
  Change in unrealized gain (loss)
    on investments ...................        26,273          9,997              --      (1,102,409)       649,339        150,742
  Reinvested capital gains ...........        39,799          1,251              --         355,671         68,742           --
                                         -----------    -----------    --------------   -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......         6,959         11,874              --        (245,042)     1,169,774        157,356
                                         -----------    -----------    --------------   -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       298,004          8,625              --      13,754,528     12,955,621        381,182
  Transfers between funds ............     1,063,297        114,306              --       1,480,475      4,076,889      1,070,054
  Surrenders .........................           (23)          --                --        (176,111)       (56,786)           (44)
  Death benefits .....................          --             --                --            --           (6,440)          --
  Policy loans (net of repayments)
    (note 5) .........................          (310)          --                --        (114,896)       (32,681)          (289)
  Deductions for surrender charges
    (note 2d) ........................            (4)          --                --         (27,867)        (7,273)            (1)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (41,463)           (92)             --      (1,277,668)      (701,318)       (58,099)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (1,518)           (32)             --         (33,727)       (17,976)        (1,594)
    MSP contracts ....................          (296)            (8)             --          (5,950)          (683)            (6)
    SL contracts .....................          (300)          --                --          (1,121)        (1,755)          (134)
                                         -----------    -----------    --------------   -----------    -----------    -----------
      Net equity transactions ........     1,317,387        122,799              --      13,597,663     16,207,598      1,391,069
                                         -----------    -----------    --------------   -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     1,324,346        134,673              --      13,352,621     17,377,372      1,548,425
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       134,673           --                --      18,925,797      1,548,425           --
                                         -----------    -----------    --------------   -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $ 1,459,019        134,673              --      32,278,418     18,925,797      1,548,425
                                         ===========    ===========    ==============   ===========    ===========    ===========


CHANGES IN UNITS:

  Beginning units ....................        10,415           --                --       1,466,981        120,461           --
                                         -----------    -----------    --------------   -----------    -----------    -----------

  Units purchased ..................         110,285         10,455              --       1,345,193      1,811,470        125,573

  Units redeemed ...................          (5,477)           (40)             --        (224,132)      (464,950)        (5,112)
                                         -----------    -----------    --------------   -----------    -----------    -----------
  Ending units .......................       115,223         10,415             --        2,588,042      1,466,981        120,461
                                         ===========    ===========    ==============   ===========    ===========    ===========


                                                         FedQualBd2
                                           ---------------------------------------------
                                                2000            1999            1998
                                           -----------    -----------    --------------
INVESTMENT ACTIVITY:
  Net investment income ..............         248,090         (3,162)             --
  Realized gain (loss) on investments          126,755         (1,907)             --
  Change in unrealized gain (loss)
    on investments ...................       2,975,611         40,201              --
  Reinvested capital gains ...........            --             --                --
                                           -----------    -----------    --------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       3,350,456         35,132              --
                                           -----------    -----------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................      18,965,217      3,119,190              --
  Transfers between funds ............      19,532,260      8,049,110              --
  Surrenders .........................            --             --                --
  Death benefits .....................          (5,851)          --                --
  Policy loans (net of repayments)
    (note 5) .........................          (6,815)          --                --
  Deductions for surrender charges
    (note 2d) ........................            --             --                --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................        (606,106)       (20,060)             --
  Asset charges (note 3):
    FPVUL & VEL contracts ............          (2,155)           (31)             --
    MSP contracts ....................            (611)           (21)             --
    SL contracts .....................            (235)          --                --
                                           -----------    -----------    --------------
      Net equity transactions ........      37,875,704     11,148,188              --
                                           -----------    -----------    --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................      41,226,160     11,183,320              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................      11,183,320           --                --
                                           -----------    -----------    --------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................      52,409,480     11,183,320              --
                                           ===========    ===========    ==============


CHANGES IN UNITS:

  Beginning units ....................       1,133,916           --                --

  Units purchased ......................     3,748,621      1,141,400              --

  Units redeemed .......................       (63,800)        (7,484)             --
                                           -----------    -----------    --------------

  Ending units .......................       4,818,737      1,133,916              --
                                           ===========    ===========    ==============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                        FIDVEQINS                                         FIDVGRS
                                       --------------------------------------------    --------------------------------------------
                                           2000            1999          1998             2000            1999            1998
                                       ------------    ------------  ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income .............. $    262,884          93,800          (402)        (60,006)         (4,278)           (249)
  Realized gain (loss) on investments      (546,971)        303,591       (35,087)      1,245,093         146,210           8,500
  Change in unrealized gain (loss)
    on investments ...................    1,470,791        (277,459)      449,182     (19,309,179)      6,093,883         480,684
  Reinvested capital gains ...........    1,063,019         214,564          --         5,556,689         543,154            --
                                       ------------    ------------  ------------    ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......    2,249,723         334,496       413,693     (12,567,403)      6,778,969         488,935
                                       ------------    ------------  ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................    7,850,333       4,448,956     1,622,388      37,211,019      13,666,314         742,777
  Transfers between funds ............    4,967,158       6,896,656     3,964,871      39,402,444      20,406,545       2,489,085
  Surrenders .........................     (341,944)        (80,452)         (401)       (572,831)        (63,057)         (1,445)
  Death benefits .....................       (6,617)         (1,391)         --           (17,086)        (10,491)           --
  Policy loans (net of repayments)
    (note 5) .........................     (315,976)       (144,802)       (6,242)       (799,676)       (177,397)         (5,968)
  Deductions for surrender charges
    (note 2d) ........................      (54,109)        (10,304)           (5)        (90,644)         (8,076)            (17)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................   (1,698,463)     (1,124,439)     (217,638)     (5,241,119)     (1,671,275)       (140,842)
  Asset charges (note 3):
    FPVUL & VEL contracts ............      (68,189)        (43,634)       (6,715)       (178,345)        (55,807)         (4,257)
    MSP contracts ....................       (4,739)         (1,965)          (24)        (24,381)         (2,486)            (15)
    SL contracts .....................       (5,991)         (1,316)         (565)        (12,861)         (3,848)           (358)
                                       ------------    ------------  ------------    ------------    ------------    ------------
      Net equity transactions ........   10,321,463       9,937,309     5,355,669      69,676,520      32,080,422       3,078,960
                                       ------------    ------------  ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................   12,571,186      10,271,805     5,769,362      57,109,117      38,859,391       3,567,895
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................   16,041,167       5,769,362          --        42,427,286       3,567,895            --
                                       ------------    ------------  ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD .......................... $ 28,612,353      16,041,167     5,769,362      99,536,403      42,427,286       3,567,895
                                       ============    ============  ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ....................    1,374,484         517,910          --         2,322,709         256,014            --
                                       ------------    ------------  ------------    ------------    ------------    ------------
  Units purchased ....................    1,252,718         975,907       540,577       4,664,500       2,192,613         268,539
  Units redeemed .....................     (329,618)       (119,333)      (22,667)       (425,983)       (125,918)        (12,525)
                                       ------------    ------------  ------------    ------------    ------------    ------------
  Ending units .......................    2,297,584       1,374,484       517,910       6,561,226       2,322,709         256,014
                                       ============    ============  ============    ============    ============    ============

                                                            FIDVHIINS
                                          ---------------------------------------------
                                               2000            1999            1998
                                          ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..............         689,813         363,341            (245)
  Realized gain (loss) on investments       (1,172,059)       (114,464)        (53,784)
  Change in unrealized gain (loss)
    on investments ...................      (3,641,858)        103,063          37,295
  Reinvested capital gains ...........            --            13,640            --
                                          ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......      (4,124,104)        365,580         (16,734)
                                          ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       7,533,788       2,442,012         685,592
  Transfers between funds ............       3,220,351       3,417,897       2,964,332
  Surrenders .........................        (716,896)        (30,819)           --
  Death benefits .....................            --            (1,204)           --
  Policy loans (net of repayments)
    (note 5) .........................          (1,732)       (134,160)         (1,581)
  Deductions for surrender charges
    (note 2d) ........................        (113,440)         (3,947)           --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................        (677,508)       (455,068)       (103,400)
  Asset charges (note 3):
    FPVUL & VEL contracts ............         (22,619)        (18,072)         (3,432)
    MSP contracts ....................          (3,871)         (1,135)            (12)
    SL contracts .....................          (2,510)         (1,596)           (289)
                                          ------------    ------------    ------------
      Net equity transactions ........       9,215,563       5,213,908       3,541,210
                                          ------------    ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................       5,091,459       5,579,488       3,524,476
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       9,103,964       3,524,476            --
                                          ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................      14,195,423       9,103,964       3,524,476
                                          ============    ============    ============

CHANGES IN UNITS:
  Beginning units ....................         895,631         368,766            --
                                          ------------    ------------    ------------
  Units purchased ....................       1,222,377         623,361         380,291
  Units redeemed .....................        (310,119)        (96,496)        (11,525)
                                          ------------    ------------    ------------
  Ending units .......................       1,807,889         895,631         368,766
                                          ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                           FIDVOVSES                                      FIDVCONS
                                         ------------------------------------------    --------------------------------------------
                                              2000            1999          1998             2000            1999            1998
                                         ------------    ------------  ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..............   $    167,888          11,251           (75)         65,914          22,353            (330)
  Realized gain (loss) on investments      (1,765,190)        730,465       (24,873)        528,352         214,850          26,824
  Change in unrealized gain (loss)
    on investments ...................     (4,479,931)      1,849,661        68,313      (6,926,956)      3,006,379         648,413
  Reinvested capital gains ...........      1,409,432          34,048          --         3,401,735         195,897            --
                                         ------------    ------------  ------------    ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......     (4,667,801)      2,625,425        43,365      (2,930,955)      3,439,479         674,907
                                         ------------    ------------  ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................      8,505,042       1,371,398       233,314      13,331,258       6,884,353       1,117,315
  Transfers between funds ............      8,652,600       8,415,589       835,812      16,551,717      11,647,164       3,133,469
  Surrenders .........................       (105,541)        (26,372)          (16)       (475,190)       (454,009)           (165)
  Death benefits .....................        (10,322)           (308)         --           (21,261)         (4,599)           --
  Policy loans (net of repayments)
    (note 5) .........................        (59,458)        (21,644)       (1,574)       (383,633)       (155,019)         (2,052)
  Deductions for surrender charges
    (note 2d) ........................        (16,701)         (3,377)         --           (75,193)        (58,146)             (2)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................     (1,042,254)       (318,257)      (34,849)     (3,087,387)     (1,389,362)       (173,162)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (27,681)        (10,339)       (1,230)       (119,105)        (50,526)         (5,299)
    MSP contracts ....................         (7,325)           (724)           (4)        (13,801)         (1,103)            (19)
    SL contracts .....................         (2,147)           (955)         (103)         (4,789)         (2,492)           (446)
                                         ------------    ------------  ------------    ------------    ------------    ------------
      Net equity transactions ........     15,886,213       9,405,011     1,031,350      25,702,616      16,416,261       4,069,639
                                         ------------    ------------  ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     11,218,412      12,030,436     1,074,715      22,771,661      19,855,740       4,744,546
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     13,105,151       1,074,715          --        24,600,286       4,744,546            --
                                         ------------    ------------  ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $ 24,323,563      13,105,151     1,074,715      47,371,947      24,600,286       4,744,546
                                         ============    ============  ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ....................        897,019          95,893          --         1,555,137         365,486            --
                                         ------------    ------------  ------------    ------------    ------------    ------------
  Units purchased ....................      1,314,737         863,392        99,416       2,019,106       1,338,819         381,598
  Units redeemed .....................       (114,723)        (62,266)       (3,523)       (278,479)       (149,168)        (16,112)
                                         ------------    ------------  ------------    ------------    ------------    ------------
  Ending units .......................      2,097,033         897,019        95,893       3,295,764       1,555,137         365,486
                                         ============    ============  ============    ============    ============    ============

                                                              FIDVGROPS
                                           ---------------------------------------------
                                                 2000            1999            1998
                                           ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..............          114,308          25,116            (168)
  Realized gain (loss) on investments          (205,257)         53,554          12,948
  Change in unrealized gain (loss)
    on investments ...................       (3,225,818)        137,134         262,800
  Reinvested capital gains ...........          662,022          55,207            --
                                           ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       (2,654,745)        271,011         275,580
                                           ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................        4,026,349       3,045,388         584,874
  Transfers between funds ............        4,007,402       5,377,081       1,646,479
  Surrenders .........................         (106,913)       (191,409)            (36)
  Death benefits .....................          (14,827)         (1,216)           --
  Policy loans (net of repayments)
    (note 5) .........................         (182,797)        (42,620)             29
  Deductions for surrender charges
    (note 2d) ........................          (16,918)        (24,514)           --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (1,045,761)       (632,760)        (84,140)
  Asset charges (note 3):
    FPVUL & VEL contracts ............          (39,737)        (23,008)         (2,917)
    MSP contracts ....................           (3,764)         (1,943)            (10)
    SL contracts .....................           (3,068)         (1,552)           (245)
                                           ------------    ------------    ------------
      Net equity transactions ........        6,619,966       7,503,447       2,144,034
                                           ------------    ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................        3,965,221       7,774,458       2,419,614
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       10,194,072       2,419,614            --
                                           ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................       14,159,293      10,194,072       2,419,614
                                           ============    ============    ============

CHANGES IN UNITS:
  Beginning units ....................          798,468         194,457            --
                                           ------------    ------------    ------------
  Units purchased ....................          797,422         679,802         202,309
  Units redeemed .....................         (236,089)        (75,791)         (7,852)
                                           ------------    ------------    ------------
  Ending units .......................        1,359,801         798,468         194,457
                                           ============    ============    ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                              NSATEMMGM                                        NSATGTECGM
                                         ----------------------------------------------  ------------------------------------------
                                                 2000            1999          1998             2000            1999         1998
                                         --------------    --------------  ------------  --------------   ---------   -------------
INVESTMENT ACTIVITY:
  Net investment income.......           $              -                -           -               -            -              -
  Realized gain (loss) on investments               (3,018)              -           -          (4,426)           -              -
  Change in unrealized gain (loss)
    on investments.............                        336               -           -        (195,957)           -              -
  Reinvested capital gains.....                          -               -           -          10,013            -              -
                                            --------------  --------------  ----------  --------------   ----------   ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations                     (2,682)              -           -        (190,370)           -              -
                                            --------------  --------------  ----------  --------------   ----------   ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............                        430               -           -          36,330            -              -
  Transfers between funds......                     23,571               -           -         719,894            -              -
  Surrenders...................                          -               -           -               -            -              -
  Death benefits...............                          -               -           -               -            -              -
  Policy loans (net of repayments)
    (note 5)...................                          -               -           -             (22)           -              -
  Deductions for surrender charges
    (note 2d)..................                          -               -           -               -            -              -
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c)..........                       (398)              -           -         (14,760)           -              -
  Asset charges (note 3):
    FPVUL & VEL contracts......                        (17)              -           -            (358)           -              -
    MSP contracts..............                          -               -           -              (4)           -              -
    SL contracts...............                        (73)              -           -            (108)           -              -
                                            --------------  --------------  ----------  --------------   ----------   ------------
      Net equity transactions..                     23,513               -           -         740,972            -              -
                                            --------------  --------------  ----------  --------------   ----------   ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............                     20,831               -           -         550,602            -              -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                          -               -           -               -            -              -
                                            --------------  --------------  ----------  --------------   ----------   ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................                    $20,831               -           -         550,602            -              -
                                            ==============  ==============  ==========  ==============   ==========   ============

CHANGES IN UNITS:
  Beginning units..............                          -               -           -               -                           -
                                            --------------  --------------  ----------  --------------   ----------   ------------
  Units purchased..............                      2,438               -           -          92,911            -              -
  Units redeemed...............                        (47)              -           -          (1,413)           -              -
                                             --------------  --------------  ----------  --------------   ----------   -----------
  Ending units.................                      2,391               -           -          91,498            -              -
                                            ==============  ==============  ==========  ==============   ==========   ============

                                                        NSATINTGGM
                                        ---------------------------------------------
                                             2000            1999            1998
                                        -------------  --------------  --------------
INVESTMENT ACTIVITY:
  Net investment income.......                       -               -               -
  Realized gain (loss) on investments              661               -               -
  Change in unrealized gain (loss)
    on investments.............                    260               -               -
  Reinvested capital gains.....                      -               -               -
                                        --------------  --------------  --------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations                    921               -               -
                                        --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............                  1,248               -               -
  Transfers between funds......                 23,447               -               -
  Surrenders...................                      -               -               -
  Death benefits...............                      -               -               -
  Policy loans (net of repayments)
    (note 5)...................                      -               -               -
  Deductions for surrender charges
    (note 2d)..................                      -               -               -
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c)..........                   (576)              -               -
  Asset charges (note 3):
    FPVUL & VEL contracts......                    (20)              -               -
    MSP contracts..............                      -               -               -
    SL contracts...............                    (73)              -               -
                                        --------------  --------------  --------------
      Net equity transactions..                 24,026               -               -
                                        --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............                 24,947               -               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                      -               -               -
                                        --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................                 24,947               -               -
                                        ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units..............                    -                -               -
                                        --------------  --------------  --------------
  Units purchased..............                  2,770               -               -
  Units redeemed...............                    (73)              -               -
                                         --------------  --------------  --------------
  Ending units.................                  2,697               -               -
                                        ==============  ==============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                                  JANACAPAPS                                   JANAGLTCHS
                                                  ---------------------------------------------   --------------------------------
                                                         2000            1999            1998             2000            1999
                                                  --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Net investment income........                   $      130,055               -               -          88,473               -
  Realized gain (loss) on investments                   (531,461)              -               -      (1,654,449)              -
  Change in unrealized gain (loss)
    on investments.............                       (3,401,482)              -               -      (5,609,957)              -
  Reinvested capital gains.....                                -               -               -               -               -
                                                  --------------  --------------  --------------  --------------   -------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations                       (3,802,888)              -               -      (7,175,933)              -
                                                  --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............                        4,655,897               -               -       5,576,181               -
  Transfers between funds......                       22,374,018               -               -      18,371,062               -
  Surrenders...................                          (74,366)              -               -         (65,589)              -
  Death benefits...............                                -               -               -            (282)              -
  Policy loans (net of repayments)
    (note 5)...................                          (27,728)              -               -         (67,411)              -
  Deductions for surrender charges
    (note 2d)..................                          (11,767)              -               -         (10,379)              -
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c)..........                         (892,334)              -               -        (930,882)              -
  Asset charges (note 3):
    FPVUL & VEL contracts......                          (33,096)              -               -         (32,832)              -
    MSP contracts..............                           (4,072)              -               -          (5,353)              -
    SL contracts...............                           (1,406)              -               -            (670)              -
                                                  --------------  --------------  --------------  --------------   -------------
      Net equity transactions..                       25,985,146               -               -      22,833,845               -
                                                  --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............                       22,182,258               -               -      15,657,912               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                                -               -               -               -               -
                                                  --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................                      $22,182,258               -               -      15,657,912               -
                                                  ==============  ==============  ==============  ==============   =============

CHANGES IN UNITS:
  Beginning units..............                                -               -               -               -               -
                                                  --------------  --------------  --------------  --------------   -------------
  Units purchased..............                        2,815,308               -               -       2,513,806               -
  Units redeemed...............                         (120,018)              -               -        (133,644)              -
                                                  --------------  --------------  --------------  --------------   -------------
  Ending units.................                        2,695,290               -               -       2,380,162               -

                                                  ==============  ==============  ==============  ==============   =============

                                                  JANAGLTCHS                        JANAINTGRS
                                               ---------------  ----------------------------------------------
                                                       1998            2000            1999            1998
                                                --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Net investment income........                             -         477,547                -               -
  Realized gain (loss) on investments                        -      (1,380,504)              -               -
  Change in unrealized gain (loss)
    on investments.............                              -      (2,809,392)              -               -
  Reinvested capital gains.....                              -               -               -               -
                                                --------------  --------------  --------------  --------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations                              -      (3,712,349)              -               -
                                                --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............                              -       3,860,854               -               -
  Transfers between funds......                              -      19,317,238               -               -
  Surrenders...................                              -         (64,857)              -               -
  Death benefits...............                              -          (1,321)              -               -
  Policy loans (net of repayments)
    (note 5)...................                              -         (44,077)              -               -
  Deductions for surrender charges
    (note 2d)..................                              -         (10,263)              -               -
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c)..........                              -        (688,560)              -               -
  Asset charges (note 3):
    FPVUL & VEL contracts......                              -         (25,778)              -               -
    MSP contracts..............                              -          (2,921)              -               -
    SL contracts...............                              -            (733)              -               -
                                                --------------  --------------  --------------  --------------
      Net equity transactions..                              -      22,339,582               -               -
                                                --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............                              -      18,627,233               -               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                              -               -               -               -
                                                --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................                              -      18,627,233               -               -
                                                ==============  ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units..............                              -               -               -               -
                                                --------------  --------------  --------------  --------------
  Units purchased..............                              -       2,353,803               -               -
  Units redeemed...............                              -        (100,741)              -               -
                                                --------------  --------------  --------------  --------------
  Ending units.................                              -       2,253,062               -               -
                                                ==============  ==============  ==============  ==============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                  NSATBALJPM                                          NSATCAPAP
                                         -----------------------------------------    -----------------------------------------
                                             2000          1999            1998           2000            1999            1998
                                         -----------    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY
  Net investment income ..............   $   167,547         78,490          9,803         30,760         93,682         14,394
  Realized gain (loss) on investments         63,538        (42,204)           373       (652,870)       538,187         16,939
  Change in unrealized gain (loss)
    on investments ...................      (241,628)       (33,063)        22,806    (11,341,220)    (1,637,699)       469,266
  Reinvested capital gains ...........          --              495          2,184      4,845,304      1,352,393        174,093
                                         -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       (10,543)         3,718         35,166     (7,118,026)       346,563        674,692
                                         -----------    -----------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     1,988,633      1,611,897         87,905      8,485,213      9,062,429      1,531,297
  Transfers between funds ............     1,908,503      1,487,269        640,480      1,967,580      7,693,905      4,379,971
  Surrenders .........................      (157,913)      (107,959)          --         (306,983)      (206,070)          (118)
  Death benefits .....................       (11,305)          --             --           10,787        (17,696)          --
  Policy loans (net of repayments)
    (note 5) .........................       (49,949)       (10,080)        (2,200)      (245,557)       (72,988)           731
  Deductions for surrender charges
    (note 2d) ........................       (24,988)       (13,826)          --          (48,576)       (26,392)            (1)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................      (312,300)      (211,528)       (28,998)    (2,322,085)    (1,637,150)      (265,208)
  Asset charges (note 3):
    FPVUL & VEL contracts ............       (10,757)        (6,440)          (840)       (83,996)       (57,366)        (7,161)
    MSP contracts ....................        (2,649)          (439)            (3)        (5,475)        (1,785)           (26)
    SL contracts .....................        (1,847)          (638)           (71)        (4,898)        (1,205)          (603)
                                         -----------    -----------    -----------    -----------    -----------    -----------
      Net equity transactions ........     3,325,428      2,748,256        696,273      7,446,010     14,735,682      5,638,882
                                         -----------    -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     3,314,885      2,751,974        731,439        327,984     15,082,245      6,313,574
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     3,483,413        731,439           --       21,395,819      6,313,574           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $ 6,798,298      3,483,413        731,439     21,723,803     21,395,819      6,313,574
                                         ===========    ===========    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ....................       327,982         67,709           --        1,644,036        485,911           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased ....................       449,447        353,956         70,786      1,198,867      1,379,462        509,866
  Units redeemed .....................      (129,366)       (93,683)        (3,077)      (494,498)      (221,337)       (23,955)
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Ending units .......................       648,063        327,982         67,709      2,348,405      1,644,036        485,911
                                         ===========    ===========    ===========    ===========    ===========    ===========

                                                          NSATEQIFED
                                          -----------------------------------------
                                              2000            1999            1998
                                          -----------    -----------    -----------
INVESTMENT ACTIVITY
  Net investment income ..............         14,259          1,651            879
  Realized gain (loss) on investments          46,405         16,878            157
  Change in unrealized gain (loss)
    on investments ...................       (334,972)        84,114         15,021
  Reinvested capital gains ...........           --              202          2,636
                                          -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       (274,308)       102,845         18,693
                                          -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................        473,028        100,722         28,736
  Transfers between funds ............      1,253,216        527,196        202,838
  Surrenders .........................         (6,869)          (207)          --
  Death benefits .....................           --             --             --
  Policy loans (net of repayments)
    (note 5) .........................        (32,403)        (1,768)          --
  Deductions for surrender charges
    (note 2d) ........................         (1,087)           (26)          --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (157,503)       (48,952)        (5,984)
  Asset charges (note 3):
    FPVUL & VEL contracts ............         (5,044)        (1,993)          (247)
    MSP contracts ....................           (589)           (80)            (1)
    SL contracts .....................           (503)           (77)           (21)
                                          -----------    -----------    -----------
      Net equity transactions ........      1,522,246        574,815        225,321
                                          -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................      1,247,938        677,660        244,014
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................        921,674        244,014           --
                                          -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................      2,169,612        921,674        244,014
                                          ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ....................         67,642         21,211           --
                                          -----------    -----------    -----------
  Units purchased ....................        135,367         51,440         21,799
  Units redeemed .....................        (22,437)        (5,009)          (588)
                                          -----------    -----------    -----------
  Ending units .......................        180,572         67,642         21,211
                                          ===========    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                          NSATGLOB50                                      NSATGVTBD
                                         --------------------------------------------  --------------------------------------------
                                             2000            1999            1998           2000            1999            1998
                                         ------------    ------------    ------------  ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..............   $    162,075          (1,843)          1,916     2,083,360         760,961          83,055
  Realized gain (loss) on investments          84,827         108,508             126      (164,247)       (653,491)          9,736
  Change in unrealized gain (loss)
    on investments ...................     (4,336,580)        997,392          38,188     2,189,054        (442,511)        (84,436)
  Reinvested capital gains ...........        945,098         456,545           3,213          --            35,939          22,403
                                         ------------    ------------    ------------  ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......     (3,144,580)      1,560,602          43,443     4,108,167        (299,102)         30,758
                                         ------------    ------------    ------------  ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     12,463,148       1,045,536          96,340    17,668,928       5,188,264         480,508
  Transfers between funds ............      2,956,853      12,602,010         374,760     9,887,594      10,824,196       4,241,272
  Surrenders .........................        (17,060)       (149,120)            (20)      (72,334)         (7,882)            (58)
  Death benefits .....................           --              (783)           --            (652)           (779)           --
  Policy loans (net of repayments)
    (note 5) .........................        (18,038)         (3,556)           (199)     (103,358)        (10,210)           (822)
  Deductions for surrender charges
    (note 2d) ........................         (2,700)        (19,098)           --         (11,446)         (1,010)             (1)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (486,956)       (215,865)        (19,705)   (1,298,442)       (747,310)        (51,451)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (10,018)         (4,771)           (571)      (21,054)        (13,896)         (2,112)
    MSP contracts ....................        (54,582)            (78)             (2)       (3,139)         (3,046)             (8)
    SL contracts .....................           (649)         (8,899)            (48)       (7,679)         (1,057)           (178)
                                         ------------    ------------    ------------  ------------    ------------    ------------
      Net equity transactions ........     14,829,998      13,245,376         450,555    26,038,418      15,227,270       4,667,150
                                         ------------    ------------    ------------  ------------    ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     11,685,418      14,805,978         493,998    30,146,585      14,928,168       4,697,908
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     15,299,976         493,998            --      19,626,076       4,697,908            --
                                         ------------    ------------    ------------  ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $ 26,985,394      15,299,976         493,998    49,772,661      19,626,076       4,697,908
                                         ============    ============    ============  ============    ============    ============

CHANGES IN UNITS:
  Beginning units ....................      1,116,697          41,464            --       1,882,004         436,992            --
                                         ------------    ------------    ------------  ------------    ------------    ------------
  Units purchased ....................      1,201,157       1,104,898          43,495     2,670,982       1,601,216         442,110
  Units redeemed .....................        (61,297)        (29,665)         (2,031)     (282,166)       (156,204)         (5,118)
                                         ------------    ------------    ------------  ------------    ------------    ------------
  Ending units .......................      2,256,557       1,116,697          41,464     4,270,820       1,882,004         436,992
                                         ============    ============    ============  ============    ============    ============

                                                           NSATHIIFED
                                        --- -----------------------------------------
                                              2000            1999            1998
                                         ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..............      1,110,135         305,361          22,639
  Realized gain (loss) on investments        (309,417)          2,166          (6,931)
  Change in unrealized gain (loss)
    on investments ...................     (1,573,020)       (155,595)          7,941
  Reinvested capital gains ...........           --               645            --
                                         ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       (772,302)        152,577          23,649
                                         ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................      5,531,190       4,145,976         116,422
  Transfers between funds ............      2,945,536       3,041,733         850,224
  Surrenders .........................       (202,047)         (1,402)           --
  Death benefits .....................           (243)           --              --
  Policy loans (net of repayments)
    (note 5) .........................         27,348          (1,976)           --
  Deductions for surrender charges
    (note 2d) ........................        (31,972)           (180)           --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (295,849)       (134,672)        (18,455)
  Asset charges (note 3):
    FPVUL & VEL contracts ............         (5,820)         (4,222)           (756)
    MSP contracts ....................           (873)            (16)             (3)
    SL contracts .....................           (176)           (549)            (64)
                                         ------------    ------------    ------------
      Net equity transactions ........      7,967,094       7,044,692         947,368
                                         ------------    ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................      7,194,792       7,197,269         971,017
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................      8,168,286         971,017            --
                                         ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................     15,363,078       8,168,286         971,017
                                         ============    ============    ============

CHANGES IN UNITS:
  Beginning units ....................        805,022          92,454            --
                                         ------------    ------------    ------------
  Units purchased ....................        918,997         756,587          94,321
  Units redeemed .....................        (63,618)        (44,019)         (1,867)
                                         ------------    ------------    ------------
  Ending units .......................      1,660,401         805,022          92,454
                                         ============    ============    ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                        NSATMCPSTR                                      NSATMCIXDR
                                        --------------------------------------------    ------------------------------------------
                                            2000            1999            1998             2000          1999            1998
                                        ------------    ------------    ------------    ------------  ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..............  $    (36,857)         (2,128)            (30)         23,516         1,210             761
  Realized gain (loss) on investments      1,416,485         327,350             (29)        291,278        14,818          (2,902)
  Change in unrealized gain (loss)
    on investments ...................    (7,958,483)      1,323,586          48,847        (336,854)       51,305          29,815
  Reinvested capital gains ...........       922,208         515,885            --           238,697        47,431            --
                                        ------------    ------------    ------------    ------------  ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......    (5,656,647)      2,164,693          48,788         216,637       114,764          27,674
                                        ------------    ------------    ------------    ------------  ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................    11,164,429       2,422,960         106,807       1,349,384        29,706          38,598
  Transfers between funds ............    12,673,990       6,109,550         294,315       4,514,754       418,208         239,349
  Surrenders .........................      (176,519)         (8,289)           --            (1,416)         (445)           --
  Death benefits .....................          (276)         (1,613)           --              --            --              --
  Policy loans (net of repayments)
    (note 5) .........................      (111,058)        (24,425)           (514)         (1,227)       (3,245)           --
  Deductions for surrender charges
    (note 2d) ........................       (27,932)         (1,062)           --              (224)          (57)           --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................    (1,032,843)       (166,998)        (20,594)       (182,757)      (35,179)         (6,590)
  Asset charges (note 3):
    FPVUL & VEL contracts ............       (33,805)         (5,799)           (658)         (7,127)       (2,054)           (289)
    MSP contracts ....................        (2,152)            (79)             (2)         (2,018)          (35)             (1)
    SL contracts .....................        (1,262)           (147)            (55)           (272)          (34)            (24)
                                        ------------    ------------    ------------    ------------  ------------    ------------
      Net equity transactions ........    22,452,572       8,324,098         379,299       5,669,097       406,865         271,043
                                        ------------    ------------    ------------    ------------  ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................    16,795,925      10,488,791         428,087       5,885,734       521,629         298,717
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................    10,916,878         428,087            --           820,346       298,717            --
                                        ------------    ------------    ------------    ------------  ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................  $ 27,712,803      10,916,878         428,087       6,706,080       820,346         298,717
                                        ============    ============    ============    ============  ============    ============

CHANGES IN UNITS:
  Beginning units ....................       580,219          37,396            --            61,224        26,958            --
                                        ------------    ------------    ------------    ------------  ------------    ------------
  Units purchased ....................     1,233,405         556,514          39,590         399,626        37,816          27,645
  Units redeemed .....................       (97,413)        (13,691)         (2,194)        (13,571)       (3,550)           (687)
                                        ------------    ------------    ------------    ------------  ------------    ------------
  Ending units .......................     1,716,211         580,219          37,396         447,279        61,224          26,958
                                        ============    ============    ============    ============  ============    ============

                                                             NSATMMKT
                                           -----------------------------------------
                                               2000            1999            1998
                                          ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..............      10,047,951       3,236,644         504,596
  Realized gain (loss) on investments             --              --              --
  Change in unrealized gain (loss)
    on investments ...................            --              --              --
  Reinvested capital gains ...........            --              --              --
                                          ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......      10,047,951       3,236,644         504,596
                                          ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     551,344,398     352,373,390      88,272,542
  Transfers between funds ............    (450,193,315)   (230,478,324)    (60,507,727)
  Surrenders .........................      (1,793,468)       (235,503)       (201,196)
  Death benefits .....................            --           (27,182)           --
  Policy loans (net of repayments)
    (note 5) .........................      (3,989,346)     (2,684,887)     (1,000,116)
  Deductions for surrender charges
    (note 2d) ........................        (283,795)        (30,161)         (2,354)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................     (11,953,409)     (7,099,744)     (1,866,745)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (251,927)       (155,882)        (58,762)
    MSP contracts ....................         (45,487)        (18,983)           (210)
    SL contracts .....................         (26,948)        (43,454)         (4,947)
                                          ------------    ------------    ------------
      Net equity transactions ........      82,806,703     111,599,270      24,630,485
                                          ------------    ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................      92,854,654     114,835,914      25,135,081
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     139,970,995      25,135,081            --
                                          ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................     232,825,649     139,970,995      25,135,081
                                          ============    ============    ============

CHANGES IN UNITS:
  Beginning units ....................      13,058,280       2,395,406            --
                                          ------------    ------------    ------------
  Units purchased ....................      44,348,389      33,458,797       8,773,206
  Units redeemed .....................     (36,845,146)    (22,795,923)     (6,377,800)
                                          ------------    ------------    ------------
  Ending units .......................      20,561,523      13,058,280       2,395,406
                                          ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                        NSATMBDMAS                                       NSATSMCAPG
                                         --------------------------------------------    -----------------------------------------
                                             2000            1999            1998             2000            1999          1998
                                         ------------    ------------    ------------    ------------    ------------    ----------
INVESTMENT ACTIVITY:
  Net investment income ..............   $  1,344,591         396,175          20,392          (1,793)            (31)         --
  Realized gain (loss) on investments         (66,760)        (26,402)         (3,929)        (30,328)        (45,165)         --
  Change in unrealized gain (loss)
    on investments ...................       (112,147)       (125,056)            781      (1,279,267)      1,020,705          --
  Reinvested capital gains ...........           --              --               691          72,445         101,886          --
                                         ------------    ------------    ------------    ------------    ------------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......      1,165,684         244,717          17,935      (1,238,943)      1,077,395          --
                                         ------------    ------------    ------------    ------------    ------------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................      9,346,749       3,583,938         238,773       1,154,557       1,120,048          --
  Transfers between funds ............      3,298,958       8,648,087         687,922       4,644,251         516,673          --
  Surrenders .........................        (62,839)         (4,080)           --            (1,187)           --            --
  Death benefits .....................           --                21            --              --              --            --
  Policy loans (net of repayments)
    (note 5) .........................        (10,119)         (7,035)           (427)        (11,214)           --            --
  Deductions for surrender charges
    (note 2d) ........................         (9,943)           (523)           --              (188)           --            --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (538,746)       (202,496)        (20,588)       (216,886)         (3,049)         --
  Asset charges (note 3):
    FPVUL & VEL contracts ............         (8,327)         (5,111)           (994)         (7,874)           (190)         --
    MSP contracts ....................        (37,227)           (340)             (4)         (1,016)            (16)         --
    SL contracts .....................           (891)         (6,384)            (84)           (401)            (68)         --
                                         ------------    ------------    ------------    ------------    ------------    ----------
      Net equity transactions ........     11,977,615      12,006,077         904,598       5,560,042       1,633,398          --
                                         ------------    ------------    ------------    ------------    ------------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     13,143,299      12,250,794         922,533       4,321,099       2,710,793          --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     13,173,327         922,533            --         2,710,793            --            --
                                         ------------    ------------    ------------    ------------    ------------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $ 26,316,626      13,173,327         922,533       7,031,892       2,710,793          --
                                         ============    ============    ============    ============    ============    ==========

CHANGES IN UNITS:
  Beginning units ....................      1,283,724          90,322            --           132,226            --            --
                                         ------------    ------------    ------------    ------------    ------------    ----------
  Units purchased ....................      1,242,287       1,252,855          96,867         290,611         132,396          --
  Units redeemed .....................        (92,882)        (59,453)         (6,545)        (13,237)           (170)         --
                                         ------------    ------------    ------------    ------------    ------------    ----------
  Ending units .......................      2,433,129       1,283,724          90,322         409,600         132,226          --
                                         ============    ============    ============    ============    ============    ==========
                                                            NSATSMCAPV
                                         ---------------------------------------------
                                              2000           1999            1998
                                         ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..............         (6,507)           (609)            (72)
  Realized gain (loss) on investments         378,887         215,517          (8,544)
  Change in unrealized gain (loss)
    on investments ...................     (2,383,146)       (194,598)        118,603
  Reinvested capital gains ...........      2,830,882         651,318            --
                                         ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......        820,116         671,628         109,987
                                         ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................      4,858,757         837,148         186,610
  Transfers between funds ............      6,033,116       2,112,202         774,453
  Surrenders .........................        (80,683)         (7,439)           --
  Death benefits .....................           --               222            --
  Policy loans (net of repayments)
    (note 5) .........................        (42,449)        (13,801)         (2,782)
  Deductions for surrender charges
    (note 2d) ........................        (12,767)           (953)           --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (687,469)       (244,824)        (34,791)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (26,379)        (10,039)         (1,048)
    MSP contracts ....................         (2,432)           (356)             (4)
    SL contracts .....................         (1,182)           (386)            (88)
                                         ------------    ------------    ------------
      Net equity transactions ........     10,038,512       2,671,774         922,350
                                         ------------    ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     10,858,628       3,343,402       1,032,337
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................      4,375,739       1,032,337            --
                                         ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................     15,234,367       4,375,739       1,032,337
                                         ============    ============    ============

CHANGES IN UNITS:
  Beginning units ....................        354,123         106,497            --
                                         ------------    ------------    ------------
  Units purchased ....................        821,558         273,364         110,966
  Units redeemed .....................        (69,600)        (25,738)         (4,469)
                                         ------------    ------------    ------------
  Ending units .......................      1,106,081         354,123         106,497
                                         ============    ============    ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                           NSATSMCO                                        NSATSTRVAL
                                         --------------------------------------------    ------------------------------------------
                                             2000            1999            1998             2000            1999          1998
                                         ------------    ------------    ------------    ------------    ------------    ----------
INVESTMENT ACTIVITY:
  Net investment income ..............   $    (18,475)         (4,091)           (112)         11,593           5,539         1,028
  Realized gain (loss) on investments       1,962,134         439,543          (6,379)         60,307          17,888        (7,839)
  Change in unrealized gain (loss)
    on investments ...................     (6,709,330)      2,711,547         132,974          33,455         (70,115)       43,881
  Reinvested capital gains ...........      6,779,344         500,536            --              --            22,264          --
                                         ------------    ------------    ------------    ------------    ------------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......      2,013,673       3,647,535         126,483         105,355         (24,424)       37,070
                                         ------------    ------------    ------------    ------------    ------------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     13,832,839       2,908,526         360,233         217,062         113,739        26,097
  Transfers between funds ............     15,651,034       5,337,212       1,192,844          36,281         555,257       290,790
  Surrenders .........................       (181,834)         (6,177)            (43)         (2,555)           (534)         --
  Death benefits .....................         (2,655)         (1,172)           --              --              --            --
  Policy loans (net of repayments)
    (note 5) .........................       (173,061)        (23,244)         (2,442)          5,717          (6,758)          368
  Deductions for surrender charges
    (note 2d) ........................        (28,773)           (791)             (1)           (404)            (68)         --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................     (1,154,682)       (349,442)        (64,333)        (70,189)        (38,618)       (7,966)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (39,974)        (13,385)         (2,107)         (3,692)         (2,342)         (354)
    MSP contracts ....................         (4,563)           (382)             (8)           (245)            (47)           (1)
    SL contracts .....................         (2,226)           (788)           (177)           (704)            (54)          (30)
                                         ------------    ------------    ------------    ------------    ------------    ----------
      Net equity transactions ........     27,896,105       7,850,357       1,483,966         181,271         620,575       308,904
                                         ------------    ------------    ------------    ------------    ------------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     29,909,778      11,497,892       1,610,449         286,626         596,151       345,974
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     13,108,341       1,610,449            --           942,125         345,974          --
                                         ------------    ------------    ------------    ------------    ------------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $ 43,018,119      13,108,341       1,610,449       1,228,751         942,125       345,974
                                         ============    ============    ============    ============    ============    ==========

CHANGES IN UNITS:
  Beginning units ....................        900,802         159,462            --            96,897          34,463          --
                                         ------------    ------------    ------------    ------------    ------------    ----------
  Units purchased ....................      1,953,863         777,178         167,063          45,789          67,374        35,384
  Units redeemed .....................       (108,007)        (35,838)         (7,601)        (25,096)         (4,940)         (921)
                                         ------------    ------------    ------------    ------------    ------------    ----------
  Ending units .......................      2,746,658         900,802         159,462         117,590          96,897        34,463
                                         ============    ============    ============    ============    ============    ==========
                                                             NSATTOTRTN
                                           -----------------------------------------
                                                2000            1999            1998
                                           ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..............          187,613          95,790          26,909
  Realized gain (loss) on investments           344,754          22,208         (21,020)
  Change in unrealized gain (loss)
    on investments ...................      (13,348,541)        (33,899)        283,836
  Reinvested capital gains ...........       11,991,779         809,302         321,440
                                           ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......         (824,395)        893,401         611,165
                                           ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       10,272,164       7,871,786       2,620,309
  Transfers between funds ............        4,280,493       9,589,090       5,463,668
  Surrenders .........................         (358,609)       (153,144)            (81)
  Death benefits .....................           16,036         (25,003)           --
  Policy loans (net of repayments)
    (note 5) .........................         (580,464)       (318,100)         (4,594)
  Deductions for surrender charges
    (note 2d) ........................          (56,746)        (19,613)             (1)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (3,360,137)     (2,208,818)       (385,652)
  Asset charges (note 3):
    FPVUL & VEL contracts ............         (122,772)        (73,719)        (10,105)
    MSP contracts ....................           (6,483)         (3,448)            (36)
    SL contracts .....................          (10,831)         (2,037)           (851)
                                           ------------    ------------    ------------
      Net equity transactions ........       10,072,651      14,656,994       7,682,657
                                           ------------    ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................        9,248,256      15,550,395       8,293,822
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       23,844,217       8,293,822            --
                                           ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................       33,092,473      23,844,217       8,293,822
                                           ============    ============    ============

CHANGES IN UNITS:
  Beginning units ....................        1,894,394         702,435            --
                                           ------------    ------------    ------------
  Units purchased ....................        1,307,532       1,426,646         740,122
  Units redeemed .....................         (485,526)       (234,687)        (37,687)
                                           ------------    ------------    ------------
  Ending units .......................        2,716,400       1,894,394         702,435
                                           ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                          NBAMTGUARD                                        NBAMTMCGR
                                         -----------------------------------------    -----------------------------------------
                                             2000         1999            1998           2000            1999            1998
                                         -----------    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..............   $    14,917          3,298            (83)       (41,606)        (7,463)           (52)
  Realized gain (loss) on investments        109,026        137,366         (5,499)     4,566,336      1,188,750          3,904
  Change in unrealized gain (loss)
    on investments ...................      (185,904)        77,047         82,886    (10,290,829)     3,039,884        176,285
  Reinvested capital gains ...........          --             --             --            6,497         37,807           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       (61,961)       217,711         77,304     (5,759,602)     4,258,978        180,137
                                         -----------    -----------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       791,413        436,993        246,176     15,764,083      9,784,832         57,715
  Transfers between funds ............     2,086,291      1,360,544        891,240     16,272,282     (2,147,643)       560,630
  Surrenders .........................       (37,547)       (62,331)            (2)       (82,297)       (16,427)           (20)
  Death benefits .....................          --             --             --           (5,370)        (4,321)          --
  Policy loans (net of repayments)
    (note 5) .........................       (16,305)        (3,869)          (318)      (106,262)       (67,280)          (140)
  Deductions for surrender charges
    (note 2d) ........................        (5,941)        (7,983)          --          (13,023)        (2,104)          --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................      (259,871)      (169,963)       (17,719)    (1,383,172)      (350,946)       (55,646)
  Asset charges (note 3):
    FPVUL & VEL contracts ............       (12,978)        (8,142)          (742)       (48,371)       (11,378)        (1,407)
    MSP contracts ....................          (543)          (127)            (3)        (5,311)          (459)            (5)
    SL contracts .....................          (579)          (100)           (62)        (2,701)          (716)          (118)
                                         -----------    -----------    -----------    -----------    -----------    -----------
      Net equity transactions ........     2,543,940      1,545,022      1,118,570     30,389,858      7,183,558        561,009
                                         -----------    -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     2,481,979      1,762,733      1,195,874     24,630,256     11,442,536        741,146
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     2,958,607      1,195,874           --       12,183,682        741,146           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $ 5,440,586      2,958,607      1,195,874     36,813,938     12,183,682        741,146
                                         ===========    ===========    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ....................       202,892         56,533           --          640,951         85,872           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased ....................       252,130        167,370         58,160      1,560,513        995,573         90,761
  Units redeemed .....................       (58,231)       (21,011)        (1,627)       (79,404)      (440,494)        (4,889)
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Ending units .......................       396,791        202,892         56,533      2,122,060        640,951         85,872
                                         ===========    ===========    ===========    ===========    ===========    ===========
                                                          NBAMTPART
                                          ---------------------------------------
                                           2000            1999            1998
                                         -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..............        50,670         54,744           (176)
  Realized gain (loss) on investments       (276,792)         1,248        (13,483)
  Change in unrealized gain (loss)
    on investments ...................      (888,222)       196,040        255,133
  Reinvested capital gains ...........     1,184,100         98,874          3,599
                                         -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......        69,756        350,906        245,073
                                         -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     2,034,154      2,049,277        831,946
  Transfers between funds ............     1,022,755      1,699,822      3,231,525
  Surrenders .........................      (165,342)       (78,561)           (16)
  Death benefits .....................          (502)        (2,713)          --
  Policy loans (net of repayments)
    (note 5) .........................       (95,808)      (216,206)          (174)
  Deductions for surrender charges
    (note 2d) ........................       (26,163)       (10,061)          --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................      (540,817)      (464,515)      (144,625)
  Asset charges (note 3):
    FPVUL & VEL contracts ............       (25,778)       (22,616)        (4,977)
    MSP contracts ....................        (3,445)          (622)           (18)
    SL contracts .....................        (1,681)        (1,766)          (419)
                                         -----------    -----------    -----------
      Net equity transactions ........     2,197,373      2,952,039      3,913,242
                                         -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     2,267,129      3,302,945      4,158,315
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     7,461,260      4,158,315           --
                                         -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................     9,728,389      7,461,260      4,158,315
                                         ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ....................       676,989        401,819           --
                                         -----------    -----------    -----------
  Units purchased ....................       383,557        382,626        417,585
  Units redeemed .....................      (170,279)      (107,456)       (15,766)
                                         -----------    -----------    -----------
  Ending units .......................       890,267        676,989        401,819
                                         ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                        OPPAGGGRVA                                       OPPCAPAPVA
                                         -------------------------------------------    -----------------------------------------
                                            2000            1999          1998             2000            1999            1998
                                         ------------    ------------  ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..............   $    (52,493)         (2,942)          (54)         (8,362)          5,876            (134)
  Realized gain (loss) on investments       4,488,570         618,388         1,246       1,792,860         191,495          20,735
  Change in unrealized gain (loss)
    on investments ...................    (19,721,439)      2,906,737       155,404      (5,403,446)      2,561,317         255,097
  Reinvested capital gains ...........        950,033            --             270       1,434,225         110,334             101
                                         ------------    ------------  ------------    ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......    (14,335,329)      3,522,183       156,866      (2,184,723)      2,869,022         275,799
                                         ------------    ------------  ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     24,690,515       2,894,019       298,181      12,133,627       2,754,479         522,163
  Transfers between funds ............     38,617,778       4,290,831       753,401      25,912,373       7,064,837       1,352,464
  Surrenders .........................       (184,820)        (25,306)         (318)     (1,774,425)       (254,161)           (369)
  Death benefits .....................         (6,793)            295          --            (7,097)           (300)           --
  Policy loans (net of repayments)
    (note 5) .........................       (384,286)        (37,694)       (2,146)       (290,219)        (72,268)        (10,091)
  Deductions for surrender charges
    (note 2d) ........................        (29,245)         (3,241)           (4)       (280,781)        (32,551)             (4)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................     (2,643,790)       (416,901)      (60,958)     (2,024,385)       (655,772)        (91,465)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (84,929)        (13,629)       (1,372)        (73,662)        (23,800)         (2,763)
    MSP contracts ....................        (14,660)           (182)           (5)         (8,607)           (983)            (10)
    SL contracts .....................         (7,197)           (488)         (115)         (4,224)           (390)           (233)
                                         ------------    ------------  ------------    ------------    ------------    ------------
      Net equity transactions ........     59,952,573       6,687,704       986,664      33,582,600       8,779,091       1,769,692
                                         ------------    ------------  ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     45,617,244      10,209,887     1,143,530      31,397,877      11,648,113       2,045,491
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     11,353,417       1,143,530          --        13,693,604       2,045,491            --
                                         ------------    ------------  ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................$ .....     56,970,661      11,353,417     1,143,530      45,091,481      13,693,604       2,045,491
                                         ============    ============  ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ....................        570,019         101,944          --           806,675         165,067            --
                                         ------------    ------------  ------------    ------------    ------------    ------------
  Units purchased ....................      3,007,222         544,229       108,530       2,290,226         715,374         174,797
  Units redeemed .....................       (149,167)        (76,154)       (6,586)       (257,837)        (73,766)         (9,730)
                                         ------------    ------------  ------------    ------------    ------------    ------------
  Ending units .......................      3,428,074         570,019       101,944       2,839,064         806,675         165,067
                                         ============    ============  ============    ============    ============    ============
                                                           OPPGLSECVA
                                          -----------------------------------------
                                               2000          1999         1998
                                           ------------    ---------   ---------
INVESTMENT ACTIVITY:
  Net investment income ..............           (1,051)        --          --
  Realized gain (loss) on investments          (138,650)        --          --
  Change in unrealized gain (loss)
    on investments ...................           70,484         --          --
  Reinvested capital gains ...........             --           --          --
                                           ------------    ---------   ---------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......          (69,217)        --          --
                                           ------------    ---------   ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................          756,191         --          --
  Transfers between funds ............        3,400,619         --          --
  Surrenders .........................           (1,589)        --          --
  Death benefits .....................             --           --          --
  Policy loans (net of repayments)
    (note 5) .........................           (2,407)        --          --
  Deductions for surrender charges
    (note 2d) ........................             (252)        --          --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................          (70,452)        --          --
  Asset charges (note 3):
    FPVUL & VEL contracts ............           (1,673)        --          --
    MSP contracts ....................           (1,076)        --          --
    SL contracts .....................              (94)        --          --
                                           ------------    ---------   ---------
      Net equity transactions ........        4,079,267         --          --
                                           ------------    ---------   ---------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................        4,010,050         --          --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................             --           --          --
                                           ------------    ---------   ---------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................$ .....        4,010,050         --          --
                                           ============    =========   =========

CHANGES IN UNITS:
  Beginning units ....................             --           --          --
                                           ------------    ---------   ---------
  Units purchased ....................          426,089         --          --
  Units redeemed .....................           (8,082)        --          --
                                           ------------    ---------   ---------
  Ending units .......................          418,007         --          --
                                           ============    =========   =========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                  OPPMGRINVA                                         STOPP2
                                         --------------------------------------------    ---------------------------------------
                                             2000            1999            1998             2000          1999        1998
                                         ------------    ------------    ------------    ------------    ---------   ---------
INVESTMENT ACTIVITY:
  Net investment income ..............   $     28,289           8,173             (84)         (1,449)        --          --
  Realized gain (loss) on investments         349,566         (12,270)        (19,661)          7,469         --          --
  Change in unrealized gain (loss)
    on investments ...................     (2,767,885)        713,752          80,325        (478,402)        --          --
  Reinvested capital gains ...........        509,013          17,163             645         501,505         --          --
                                         ------------    ------------    ------------    ------------    ---------   ---------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......     (1,881,017)        726,818          61,225          29,123         --          --
                                         ------------    ------------    ------------    ------------    ---------   ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................      6,051,658       1,687,758         284,513       1,381,833         --          --
  Transfers between funds ............     11,215,475       3,276,499       1,343,627       3,738,013         --          --
  Surrenders .........................       (108,972)        (24,107)           (418)        (11,246)        --          --
  Death benefits .....................          7,734          (9,603)           --              --           --          --
  Policy loans (net of repayments)
    (note 5) .........................       (207,915)        (23,549)        (16,228)        (10,320)        --          --
  Deductions for surrender charges
    (note 2d) ........................        (17,244)         (3,088)             (5)         (1,779)        --          --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................     (1,065,069)       (314,964)        (43,383)        (61,655)        --          --
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (39,206)        (12,409)         (1,608)         (1,167)        --          --
    MSP contracts ....................         (6,649)           (626)             (6)           (206)        --          --
    SL contracts .....................         (3,480)           (620)           (135)           (147)        --          --
                                         ------------    ------------    ------------    ------------    ---------   ---------
      Net equity transactions ........     15,826,332       4,575,291       1,566,357       5,033,326         --          --
                                         ------------    ------------    ------------    ------------    ---------   ---------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     13,945,315       5,302,109       1,627,582       5,062,449         --          --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................      6,929,691       1,627,582            --              --           --          --
                                         ------------    ------------    ------------    ------------    ---------   ---------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................$ .....     20,875,006       6,929,691       1,627,582       5,062,449         --          --
                                         ============    ============    ============    ============    =========   =========

CHANGES IN UNITS:
  Beginning units ....................        558,424         158,153            --              --           --          --
                                         ------------    ------------    ------------    ------------    ---------   ---------
  Units purchased ....................      1,423,961         436,576         164,578         523,047         --          --
  Units redeemed .....................       (119,721)        (36,305)         (6,425)         (8,938)        --          --
                                         ------------    ------------    ------------    ------------    ---------   ---------
  Ending units .......................      1,862,664         558,424         158,153         514,109         --          --
                                         ============    ============    ============    ============    =========   =========

                                                          NSATGFOCTU
                                        -----------------------------------------
                                             2000          1999        1998
                                        ------------    ---------   ---------
INVESTMENT ACTIVITY:
  Net investment income ..............          --           --          --
  Realized gain (loss) on investments        (27,217)        --          --
  Change in unrealized gain (loss)
    on investments ...................        (4,210)        --          --
  Reinvested capital gains ...........          --           --          --
                                        ------------    ---------   ---------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       (31,427)        --          --
                                        ------------    ---------   ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................         8,564         --          --
  Transfers between funds ............       102,537         --          --
  Surrenders .........................          --           --          --
  Death benefits .....................          --           --          --
  Policy loans (net of repayments)
    (note 5) .........................          --           --          --
  Deductions for surrender charges
    (note 2d) ........................          --           --          --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................        (1,091)        --          --
  Asset charges (note 3):
    FPVUL & VEL contracts ............           (35)        --          --
    MSP contracts ....................            (4)        --          --
    SL contracts .....................            (8)        --          --
                                        ------------    ---------   ---------
      Net equity transactions ........       109,963         --          --
                                        ------------    ---------   ---------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................        78,536         --          --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................          --           --          --
                                        ------------    ---------   ---------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................$ .....        78,536         --          --
                                        ============    =========   =========

CHANGES IN UNITS:
  Beginning units ....................          --           --          --
                                        ------------    ---------   ---------
  Units purchased ....................        12,533         --          --
  Units redeemed .....................          (154)        --          --
                                        ------------    ---------   ---------
  Ending units .......................        12,379         --          --
                                        ============    =========   =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                   MSUEMMKT                                         MSUMCAPGR
                                        -----------------------------------------    -----------------------------------------
                                             2000            1999         1998             2000          1999            1998
                                         -----------    -----------    -----------    -----------    -------------   -----------
INVESTMENT ACTIVITY:
  Net investment income ..............   $   150,351         84,931         18,583           (162)            --            --
  Realized gain (loss) on investments         88,105         17,142        (32,880)       (13,306)            --            --
  Change in unrealized gain (loss)
    on investments ...................      (119,691)        20,955         (7,323)       (98,350)            --            --
  Reinvested capital gains ...........          --             --             --              800             --            --
                                         -----------    -----------    -----------    -----------    -------------   -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       118,765        123,028        (21,620)      (111,018)            --            --
                                         -----------    -----------    -----------    -----------    -------------   -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       423,869        176,047         41,423         88,544             --            --
  Transfers between funds ............       353,545        265,717        144,407        877,199             --            --
  Surrenders .........................          (956)          (137)          --             (650)            --            --
  Death benefits .....................          --             --             --             --               --            --
  Policy loans (net of repayments)
    (note 5) .........................        (6,273)          (792)          --              (83)            --            --
  Deductions for surrender charges
    (note 2d) ........................          (151)           (17)          --             (103)            --            --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (78,727)       (30,191)        (6,534)       (12,506)            --            --
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (3,151)        (1,369)          (152)          (300)            --            --
    MSP contracts ....................          (105)            (2)            (1)           (74)            --            --
    SL contracts .....................          (173)            (2)           (13)            (2)            --            --
                                         -----------    -----------    -----------    -----------    -------------   -----------
      Net equity transactions ........       687,878        409,254        179,130        952,025             --            --
                                         -----------    -----------    -----------    -----------    -------------   -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................       806,643        532,282        157,510        841,007             --            --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       689,792        157,510           --             --               --            --
                                         -----------    -----------    -----------    -----------    -------------   -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................$ .....     1,496,435        689,792        157,510        841,007             --            --
                                         ===========    ===========    ===========    ===========    =============   ===========

CHANGES IN UNITS: ....................
  Beginning units ....................        75,186         21,992           --             --               --            --
                                                --             --             --             --               --            --
  Units purchased ....................        90,977         57,926         22,914         98,221             --            --
  Units redeemed .....................       (19,742)        (4,732)          (922)        (1,379)            --            --
                                                --             --             --             --               --            --
  Ending units .......................       146,421         75,186         21,992         96,842             --            --
                                         ===========    ===========    ===========    ===========    =============   ===========

                                                         MSUUSREALE
                                           -----------------------------------------
                                             2000            1999            1998
                                         -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..............       263,091         53,245            (16)
  Realized gain (loss) on investments        298,595        (40,204)       (31,055)
  Change in unrealized gain (loss)
    on investments ...................       155,839       (130,048)        27,306
  Reinvested capital gains ...........        25,130           --              339
                                         -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       742,655       (117,007)        (3,426)
                                         -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     1,587,036        754,790        233,023
  Transfers between funds ............     1,297,880        440,087        517,845
  Surrenders .........................       (14,855)        (8,017)          --
  Death benefits .....................          (503)        (1,020)          --
  Policy loans (net of repayments)
    (note 5) .........................         8,244         (8,547)          (834)
  Deductions for surrender charges
    (note 2d) ........................        (2,351)        (1,027)          --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................      (156,453)      (188,335)       (28,277)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (7,652)        (4,322)        (1,116)
    MSP contracts ....................          (893)          (107)            (4)
    SL contracts .....................          (715)          (227)           (94)
                                         -----------    -----------    -----------
      Net equity transactions ........     2,709,738        983,275        720,543
                                         -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     3,452,393        866,268        717,117
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     1,583,385        717,117           --
                                         -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................$ .....     5,035,778      1,583,385        717,117
                                         ===========    ===========    ===========

CHANGES IN UNITS: ....................
  Beginning units ....................       185,170         81,141           --
                                                --             --             --
  Units purchased ....................       321,028        119,546         84,716
  Units redeemed .....................       (50,354)       (15,517)        (3,575)
                                                --             --             --
  Ending units .......................       455,844        185,170         81,141
                                         ===========    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                  VEWWEMGMKT                                       VEWWHRDAST
                                         -----------------------------------------    -----------------------------------------
                                            2000            1999          1998            2000           1999          1998
                                         -----------    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..............   $    (1,640)          (139)           (20)         6,036          2,174            (11)
  Realized gain (loss) on investments       (408,538)       235,337        (14,143)        29,182         26,395         (3,051)
  Change in unrealized gain (loss)
    on investments ...................    (1,655,251)       663,413         18,347         20,687         22,444         (2,102)
  Reinvested capital gains ...........          --             --             --             --             --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......    (2,065,429)       898,611          4,184         55,905         51,013         (5,164)
                                         -----------    -----------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     1,719,241        322,588         90,144        140,736        201,802         23,363
  Transfers between funds ............     1,679,789      1,279,757        207,921        728,352         69,474        144,721
  Surrenders .........................       (45,027)        (1,334)          --           (5,248)          (679)          --
  Death benefits .....................          --           (1,149)          --             --             --             --
  Policy loans (net of repayments)
    (note 5) .........................       (19,011)        (5,485)           410          3,590            216            235
  Deductions for surrender charges
    (note 2d) ........................        (7,125)          (171)          --             (831)           (87)          --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................      (324,544)       (90,731)       (13,062)       (48,413)       (29,846)        (8,707)
  Asset charges (note 3):
    FPVUL & VEL contracts ............       (13,663)        (4,040)          (370)        (2,162)        (1,079)          (186)
    MSP contracts ....................        (1,248)          (151)            (1)          (343)            (2)            (1)
    SL contracts .....................        (1,292)          (184)           (31)          (135)          (159)           (16)
                                         -----------    -----------    -----------    -----------    -----------    -----------
      Net equity transactions ........     2,987,120      1,499,100        285,011        815,546        239,640        159,409
                                         -----------    -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................       921,691      2,397,711        289,195        871,451        290,653        154,245
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     2,686,906        289,195           --          444,898        154,245           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................$ .....     3,608,597      2,686,906        289,195      1,316,349        444,898        154,245
                                         ===========    ===========    ===========    ===========    ===========    ===========


CHANGES IN UNITS: ....................       204,110         43,904           --           53,265         22,344           --
  Beginning units ....................          --             --             --             --             --             --
                                             316,404        171,741         46,042        106,332         51,882         23,601
  Units purchased ....................       (53,994)       (11,535)        (2,138)       (18,085)       (20,961)        (1,257)
  Units redeemed .....................          --             --             --             --             --             --
                                             466,520        204,110         43,904        141,512         53,265         22,344
  Ending units .......................   ============== ============== ============== ============== =============  ============
                                                           WPTGLOPVC
                                         -----------------------------------------
                                              2000            1999            1998
                                          -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..............         22,477          8,941          4,471
  Realized gain (loss) on investments          93,144         (2,440)         8,407
  Change in unrealized gain (loss)
    on investments ...................         87,894         (2,238)         5,870
  Reinvested capital gains ...........         23,283         18,278           --
                                          -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......        226,798         22,541         18,748
                                          -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................        576,937        486,214         76,711
  Transfers between funds ............        628,024           (106)       655,643
  Surrenders .........................         (4,490)        (2,612)          --
  Death benefits .....................           --             --             --
  Policy loans (net of repayments)
    (note 5) .........................        (20,705)        (3,476)       (17,477
  Deductions for surrender charges
    (note 2d) ........................           (710)          (334)          --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (131,580)       (53,820)       (13,090
  Asset charges (note 3):
    FPVUL & VEL contracts ............         (4,272)        (2,591)          (558
    MSP contracts ....................           (428)           (46)            (2
    SL contracts .....................           (681)           (57)           (47
                                          -----------    -----------    -----------
      Net equity transactions ........      1,042,095        423,172        701,180
                                          -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................      1,268,893        445,713        719,928
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................      1,165,641        719,928           --
                                          -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................$ .....      2,434,534      1,165,641        719,928
                                          ===========    ===========    ===========


CHANGES IN UNITS: ....................        102,845         66,036           --
  Beginning units ....................           --             --             --
                                              114,059         67,676         69,022
  Units purchased ....................        (16,387)       (30,867)        (2,986
  Units redeemed .....................           --             --             --
                                              200,517        102,845         66,036
  Ending units .......................    ============== ============== ==============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                          WPTINTEQ                                     WPTVALUE
                                         -----------------------------------------    -----------------------------------------
                                             2000          1999            1998           2000            1999            1998
                                         -----------    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..............   $    11,560         19,201          2,831         (1,199)          (154)           (13)
  Realized gain (loss) on investments        242,925        115,611        (24,058)       225,824         86,674         (2,106)
  Change in unrealized gain (loss)
    on investments ...................    (1,294,832)       581,395         30,323       (716,480)       208,276         29,961
  Reinvested capital gains ...........       310,165           --             --          141,743           --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......      (730,182)       716,207          9,096       (350,112)       294,796         27,842
                                         -----------    -----------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       467,135        386,407        114,374        381,654        170,257         48,012
  Transfers between funds ............       625,009        716,698        495,343        297,999        306,681        118,060
  Surrenders .........................       (33,371)        (6,378)          --          (12,588)        (1,792)          (163)
  Death benefits .....................          --             --             --             --             --             --
  Policy loans (net of repayments)
    (note 5) .........................       (16,955)        (4,356)          (891)        (6,839)        (2,901)           404
  Deductions for surrender charges
    (note 2d) ........................        (5,281)          (817)          --           (1,992)          (229)            (2)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................      (157,048)      (114,080)       (19,101)       (83,921)       (61,093)        (7,797)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (8,846)        (5,328)          (733)        (4,492)        (1,843)          (237)
    MSP contracts ....................          (866)          (367)            (3)          (481)           (24)            (1)
    SL contracts .....................          (834)          (328)           (62)          (736)           (63)           (20)
                                         -----------    -----------    -----------    -----------    -----------    -----------
      Net equity transactions ........       868,943        971,451        588,927        568,604        408,993        158,256
                                         -----------    -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................       138,761      1,687,658        598,023        218,492        703,789        186,098
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     2,285,681        598,023           --          889,887        186,098           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................$ .....     2,424,442      2,285,681        598,023      1,108,379        889,887        186,098
                                         ===========    ===========    ===========    ===========    ===========    ===========


CHANGES IN UNITS: ....................       141,958         56,767           --           51,860         17,619           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Beginning units ....................          --             --             --             --             --             --
                                              84,215         98,872         58,807         43,425         38,599         18,507
  Units purchased ....................       (15,819)       (13,681)        (2,040)       (15,055)        (4,358)          (888)
  Units redeemed .....................          --             --             --             --             --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
                                             210,354        141,958         56,767         80,230         51,860         17,619
  Ending units .......................   ============== ============== ============== ============== =============  ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                          NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 2000, 1999 AND 1998


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account has been registered as a unit investment trust under the Investment Company Act of 1940. On May 3, 1999, the Company (Depositor) transferred to the Account 100,000 shares of the Nationwide SAT - Small Cap Growth Fund for which the Account was credited with 100,000 units of the Nationwide SAT - Small Cap Growth Fund. The value of the units purchased by the Company on May 3, 1999 was $1,000,000.

         The Company offers Flexible Premium, Modified Single Premium and Survivorship Life Variable Life Insurance Policies through the Account.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

         Contract owners may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                  (American Century VP);
                American Century VP - American Century VP Income & Growth
                  (ACVPIncGr)
                American Century VP - American Century VP International
                  (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGr)

              Dreyfus Stock Index Fund (DryStkIx)

              Dreyfus IP - European Equity Portfolio (DryEuroEq)

              Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Appreciation Portfolio (DryVApp)

              Federated Insurance Series - Quality Bond Fund II (FedQualBd2)

              Portfolios of the Fidelity Variable Insurance Products Fund
                  (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio - Service Class
                  (FidVEqInS)
                Fidelity VIP - Growth Portfolio - Service Class (FidVGrS) Fidelity VIP - High Income Portfolio - Service Class (FidVHiInS) Fidelity VIP - Overseas Portfolio - Service Class (FidVOvSeS)

              Portfolio of the Fidelity Variable Insurance Products Fund II
                (Fidelity VIP-II);
                Fidelity VIP-II - Contrafund Portfolio - Service Class
                  (FidVConS)

              Portfolio of the Fidelity Variable Insurance Products Fund III
               (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVGrOpS)

              Funds of the Gartmore NSAT;
                Gartmore NSAT - Emerging Markets Fund (NSATEmMGM)
                Gartmore NSAT - Global Technology & Communication Fund
                  (NSATGTecGM)
                Gartmore NSAT - International Growth Fund (NSATIntGGM)


                                                                     (Continued)

              Portfolios of Janus Aspen Series;
                Janus Aspen Series - Capital Appreciation Portfolio - Service
                  Shares (JanACapApS)
                Janus Aspen Series - Global Technology Portfolio - Service
                  Shares (JanAGlTchS)
                Janus Aspen Series - International Growth Portfolio - Service
                  Shares (JanAIntGrS)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Balanced Fund - J.P. Morgan (NSATBalJPM) Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Equity Income Fund - Federated (NSATEqIFED) Nationwide SAT - Global 50 Fund (NSATGlob50)
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - High Income Bond Fund - Federated (NSATHiIFED) Nationwide SAT - Mid Cap Growth Fund - Strong (NSATMCpSTR) Nationwide SAT - Mid Cap Index Fund - Dreyfus (NSATMCIxDR) Nationwide SAT - Money Market Fund (NSATMMkt)
                Nationwide SAT - Multi Sector Bond Fund - MAS (NSATMBdMAS) Nationwide SAT - Small Cap Growth Fund (NSATSmCapG)
                Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
                Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Strategic Value Fund (NSATStrVal)
                Nationwide SAT - Total Return Fund (NSATTotRtn)

              Portfolios of the Neuberger & Berman Advisers Management Trust
                (Neuberger &Berman AMT);
                Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds;
                Oppenheimer Aggressive Growth Fund/VA (OppAggGrVA) Oppenheimer Capital Appreciation Fund/VA (OppCapApVA) Oppenheimer Global Securities Fund/VA (OppGlSecVA) Oppenheimer Growth & Income Fund/VA (OppMGrInVA)

              Strong Opportunity Fund II, Inc. (StOpp2)

              Turner NSAT - Growth Focus Fund (NSATGFocTU)

              Portfolios of The Universal Institutional Funds, Inc.
                The Universal Institutional Funds, Inc. - Emerging Markets Debt
                 Portfolio (MSUEmMkt)
                  (formerly Morgan Stanley - Emerging Markets Debt Portfolio)
                The Universal Institutional Funds, Inc. - Mid Cap Growth
                   Portfolio (MSUMCapGr)
                  (formerly Morgan Stanley - Mid Cap Growth Portfolio)
                The Universal Institutional Funds, Inc. - U.S. Real Estate
                   Portfolio (MSUUSRealE)
                  (formerly Van Kampen Morgan Stanley - U.S. Real Estate
                     Portfolio)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWwEmgMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWwHrdAst)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - Global Post - Venture Capital Portfolio
                  (WPTGloPVC)
                Warburg Pincus Trust - International Equity Portfolio (WPTIntEq) Warburg Pincus Trust - Value Portfolio (WPTValue)

         At December 31, 2000, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  POLICY CHARGES

     (a) Deductions from Premium

         On flexible premium, modified single premium and survivorship life variable life insurance contracts, the Company deducts a charge for state premium taxes not to exceed 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 3.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

     (c) Administrative Charges

         For flexible premium, modified single premium and survivorship life variable life insurance contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses.

         The above charges are assessed against each contract by liquidating units.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in the eighth year.

         No surrender charge is assessed on any contract surrendered after the eighth year.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding, or from earnings thereon.

(3)  ASSET CHARGES

     For flexible premium variable universal life (FPVUL) and variable executive life (VEL) contracts, the Company deducts a charge equal to an annual effective rate multiplied by the Cash Value attributable to the Variable Account. The annual effective rate is 0.60% for the first $25,000 of Cash Value attributable to the Variable Account, 0.30% for the next $225,000 of Cash Value attributable to the Variable Account and 0.10% for all Cash Value attributable to the Variable Account in excess of $250,000. This charge is assessed monthly against each contract by liquidating units.

     For modified single premium contracts (MSP), the Company deducts an annual rate of .70% charged against the cash value of the contracts. This charge is assessed monthly against each contract by liquidating units.

     For surivorship life contracts (SL), the Company deducts an annual rate of .55% in policy years one through ten. In policy years eleven and greater, the Company deducts an annual rate of .55% if the cash value of the contract is less than $25,000. If the cash value is greater than $25,000 but less than $100,000, the Company reduces the annual rate to .35%. If the cash value is greater than $100,000, the company reduces the annual rate to .20%. This charge is assessed monthly by liquidating units.

     For Corporate Variable Universal Life Series, the Company deducts on a daily basis from the assets of the Variable Account, a charge to provide for mortality and expense risks. This charge is guaranteed not to exceed an annual effective rate of 0.75% of the daily net assets of the Variable Account. Currently, this rate is 0.40% during the first through fourth Policy Years, 0.25% during the fifth through twentieth Policy Years, and 0.10% thereafter. This charge is assessed through the daily unit value calculation.

     Nationwide may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to Nationwide. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by Nationwide.

(4)  DEATH BENEFITS

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

(7)  FINANCIAL HIGHLIGHTS

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity contracts as of the end of the period indicated, and the expense ratios and total return for each of the years in the period ended December 31, 2000, and the period February 18, 1998 (commencement of operations) through December 1998.

     The following is a summary for 2000:

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------

The BEST of AMERICA(R)
America's FUTURE Life Series(SM):

  American Century VP -
   American Century VP Income & Growth ..............       804,658        $13.383115      $10,768,831     0.00%      (10.62)%

  American Century VP -
   American Century VP International ................     1,252,780         16.203538       20,299,468     0.00%      (16.83)%

  American Century VP -
   American Century VP Value ........................       380,941         12.277397        4,676,964     0.00%       18.14%

  The Dreyfus Socially Responsible
   Growth Fund, Inc. ................................       953,352         14.972899       14,274,443     0.00%      (11.03)%

  Dreyfus Stock Index Fund ..........................     6,631,938         14.027609       93,030,233     0.00%       (9.28)%

  Dreyfus IP - European Equity Portfolio ............        70,183         12.672265          889,378     0.00%       (0.65)%

  Dreyfus VIF - Appreciation Portfolio ..............       721,134         14.418721       10,397,830     0.00%       (2.00)%

  Federated Insurance Series -
   Quality Bond Fund II .............................       184,168         10.900349        2,007,495     0.00%       10.45%

  Fidelity VIP -
   Equity-Income Portfolio - Service Class ..........     1,731,014         12.835974       22,219,251     0.00%        8.30%

  Fidelity VIP - Growth Portfolio - Service Class ...     3,245,205         17.016859       55,223,196     0.00%      (11.07)%

  Fidelity VIP -
   High Income Portfolio - Service Class ............       775,357          7.993621        6,197,910     0.00%      (22.61)%

  Fidelity VIP -
   Overseas Portfolio - Service Class ...............       709,131         12.973519        9,199,925     0.00%      (19.15)%

  Fidelity VIP-II -
   Contrafund Portfolio - Service Class .............     2,414,828         15.048072       36,338,506     0.00%       (6.71)%

  Fidelity VIP-III - Growth Opportunities Portfolio -
   Service Class ....................................       959,519         10.743116       10,308,224     0.00%      (17.18)%

  Gartmore NSAT Emerging Markets Fund ...............         2,391          8.712299           20,831     0.00%      (51.70)%***

  Gartmore NSAT Global Technology &
   Communications Fund ..............................        91,498          6.017639          550,602     0.00%     (159.83)%***

  Gartmore NSAT International Growth Fund ...........         2,697          9.249730           24,947     0.00%      (30.10)%***

  Janus Aspen Series - Capital Appreciation
   Portfolio - Service Shares .......................     2,083,464          8.236248       17,159,926     0.00%      (18.95)%***

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------

Janus Aspen Series -
 Global Technology Portfolio - Service Shares .......     1,878,974          6.582411       12,368,179     0.00%      (36.72)%***

Janus Aspen Series - International Growth
 Portfolio - Service Shares .........................     1,639,208          8.273482       13,561,958     0.00%      (18.55)%***

Nationwide SAT - Balanced Fund ......................       382,020         10.862308        4,149,619     0.00%       (0.35)%

Nationwide SAT - Capital Appreciation Fund ..........     1,582,653          9.956531       15,757,734     0.00%      (26.53)%

Nationwide SAT - Equity Income Fund .................       150,717         12.193117        1,837,710     0.00%      (10.62)%

Nationwide SAT - Global 50 Fund .....................     1,172,113         12.840541       15,050,565     0.00%      (12.32)%

Nationwide SAT - Government Bond Fund ...............       796,198         11.968657        9,529,421     0.00%       12.54%

Nationwide SAT - High Income Bond Fund ..............       167,390         10.013612        1,676,179     0.00%       (8.28)%

Nationwide SAT - Mid Cap Growth Portfolio
 (formerly Nationwide SAT -
 Strategic Growth Portfolio) ........................       569,923         17.915535       10,210,475     0.00%      (15.38)%

Nationwide SAT - Mid Cap Index Fund .................       312,214         15.436663        4,819,542     0.00%       15.21%

Nationwide SAT - Money Market Fund ..................     6,735,623         11.702768       78,825,433     0.00%        6.03%

Nationwide SAT - Multi Sector Bond Fund .............     1,105,931         11.008804       12,174,978     0.00%        5.65%

Nationwide SAT - Small Cap Growth Fund ..............       220,651         17.186287        3,792,171     0.00%      (16.17)%

Nationwide SAT - Small Cap Growth Fund
 Initial Funding by Depositor (note 1a) .............       100,000         17.186295        1,718,630     0.00%      (16.17)%

Nationwide SAT - Small Cap Value Fund ...............       731,305         13.779795       10,077,233     0.00%       11.20%

Nationwide SAT - Small Company Fund .................       922,404         15.841678       14,612,427     0.00%        8.90%

Nationwide SAT - Strategic Value Fund ...............       114,604         10.471261        1,200,048     0.00%        7.61%

Nationwide SAT - Total Return Fund ..................     2,459,963         12.359389       30,403,640     0.00%       (2.12)%

Neuberger & Berman AMT - Guardian Portfolio .........       253,627         15.303939        3,881,492     0.00%        1.13%

Neuberger & Berman AMT -
 Mid Cap Growth Portfolio ...........................       903,690         19.835316       17,924,977     0.00%       (7.46)%

Neuberger & Berman AMT - Partners Portfolio .........       648,616         11.267369        7,308,196     0.00%        0.70%

Oppenheimer Aggressive Growth Fund / VA .............     1,531,755         18.311377       28,048,543     0.00%      (11.24)%

Oppenheimer Capital Appreciation Fund / VA ..........     1,394,931         17.524709       24,445,760     0.00%       (0.23)%

Oppenheimer Global Securities Fund / VA .............       228,958          9.598100        2,197,562     0.00%       (5.99)%***

Oppenheimer
 Main Street Growth & Income / VA ...................     1,325,991         11.624742       15,414,303     0.00%       (8.78)%

Strong Opportunity Fund II, Inc. ....................       156,475          9.854316        1,541,954     0.00%       (1.83)%***

The Universal Institutional Funds, Inc. -
 Emerging Markets Debt Portfolio
 (formerly Morgan Stanley -
 Emerging Markets Debt Portfolio) ...................       116,206         10.321107        1,199,375     0.00%       11.39%

 The Universal Institutional Funds, Inc. -
  Mid Cap Growth  Portfolio
  (formerly Morgan Stanley -
  Mid Cap Growth Portfolio) ........................         38,928          8.689212          338,254     0.00%      (19.54)%***








                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------



  The Universal Institutional Funds, Inc. -
   U.S. Real Estate Portfolio
   (formerly Van Kampen American Capital -
   Morgan Stanley U.S. Real Estate Portfolio) .......       320,762         10.935907        3,507,823     0.00%       15.43%***

  Turner NSAT Growth Focus Fund .....................        12,379          6.344311           78,536     0.00%     (146.74)%***

  Van Eck WIT -
   Worldwide Emerging Markets Fund ..................       408,641          7.669407        3,134,034     0.00%      (41.87)%

  Van Eck WIT - Worldwide Hard Assets Fund ..........       138,471          9.305371        1,288,524     0.00%       11.40%

  Warburg Pincus Trust -
   Global Post-Venture Capital Portfolio ............        93,621         12.974256        1,214,663     0.00%      (18.94)%

  Warburg Pincus Trust -
   International Equity Portfolio ...................       161,421         11.977804        1,933,469     0.00%      (25.90)%

  Warburg Pincus Trust - Value Portfolio ............        69,236         14.116099          977,342     0.00%        8.91%

The BEST of AMERICA(R)
Corporate Variable Universal Life SeriesSM:

  American Century VP -
   American Century VP Income & Growth ..............       763,555         11.398555        8,703,424     0.31%      (10.97)%

  American Century VP -
   American Century VP International ................     1,191,245         13.221985       15,750,624     0.30%      (17.16)%

  American Century VP -
   American Century VP Value ........................       111,911         10.893612        1,219,115     0.16%       17.67%

  The Dreyfus Socially Responsible
   Growth Fund, Inc. ................................       136,511         12.795380        1,746,710     0.40%      (11.39)%

  Dreyfus Stock Index Fund ..........................     7,299,831         11.972080       87,394,161     0.28%       (9.64)%

  Dreyfus IP - European Equity Portfolio ............         8,448         12.608842          106,519     0.23%       (1.05)%

  Dreyfus VIF - Appreciation Portfolio ..............     1,368,457         12.111451       16,574,000     0.34%       (2.39)%

  Federated Insurance Series -
   Quality Bond Fund II .............................       607,272         10.828312        6,575,731     0.14%       10.01%

  Fidelity VIP -
   Equity-Income Portfolio - Service Class ..........       351,542         11.310203        3,976,011     0.30%        7.87%

  Fidelity VIP - Growth Portfolio - Service Class ...     2,131,137         14.593603       31,100,967     0.34%      (11.42)%

  Fidelity VIP -
   High Income Portfolio - Service Class ............       441,041          7.470194        3,294,662     0.32%      (22.92)%

  Fidelity VIP -
   Overseas Portfolio - Service Class ...............     1,216,616         10.864367       13,217,763     0.44%      (19.47)%

  Fidelity VIP-II -
   Contrafund Portfolio - Service Class .............       671,658         13.026647        8,749,452     0.37%       (7.09)%

  Fidelity VIP-III - Growth Opportunities Portfolio -
   Service Class ....................................       397,095          9.628054        3,823,252     0.43%      (17.51)%

  Janus Aspen Series -
   Capital Appreciation Portfolio - Service Class ...       535,891          8.205940        4,397,489     0.22%***   (19.27)%***

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------

   Janus Aspen Series -
    Global Technology Portfolio - Service Class .....       343,351          6.558143        2,251,745     0.38%***   (36.98)%***

   Janus Aspen Series -
    International Growth Portfolio - Service Class ..       383,403          8.243024        3,160,400     0.23%***   (18.87)%***

   Nationwide SAT - Balanced Fund ...................       117,858          9.980967        1,176,337     0.30%       (0.75)%

   Nationwide SAT - Capital Appreciation Fund .......       178,360          8.505270        1,517,000     0.23%      (26.82)%

   Nationwide SAT - Equity Income Fund ..............        29,855         11.117142          331,902     0.90%      (10.98)%

   Nationwide SAT - Global 50 Fund ..................       942,496         11.093053       10,455,158     0.40%      (12.67)%

   Nationwide SAT - Government Bond Fund ............     3,170,399         11.626380       36,860,264     0.36%       12.09%

   Nationwide SAT - High Income Bond Fund ...........       224,564          9.436226        2,119,037     0.10%       (8.64)%

   Nationwide SAT - Mid Cap Growth Fund .............       647,094         16.319202       10,560,058     0.42%      (15.72)%

   Nationwide SAT - Mid Cap Index Fund ..............        38,007         13.573326          515,881     0.14%       14.75%

   Nationwide SAT - Money Market Fund ...............     5,646,634         11.380873       64,263,624     0.24%        5.60%

   Nationwide SAT - Multi Sector Bond Fund ..........     1,055,243         10.635225       11,222,747     0.36%        5.23%

   Nationwide SAT - Small Cap Growth Fund ...........        59,757         17.072794        1,020,219     0.24%      (16.50)%

   Nationwide SAT - Small Cap Value Fund ............       152,675         12.101060        1,847,529     0.24%       10.76%

   Nationwide SAT - Small Company Fund ..............       493,035         14.091380        6,947,544     0.15%        8.47%

   Nationwide SAT - Strategic Value Fund ............         2,481          9.402302           23,327     0.59%        7.18%

   Nationwide SAT - Total Return Fund ...............       212,989         10.534111        2,243,650     0.36%       (2.51)%

   Neuberger & Berman AMT - Guardian Portfolio ......        86,066         10.768698          926,819     0.20%        0.73%

   Neuberger & Berman AMT -
    Mid Cap Growth Portfolio ........................       827,220         15.959556       13,202,064     0.31%       (7.83)%

   Neuberger & Berman AMT - Partners Portfolio ......       241,651         10.015242        2,420,193     0.30%        0.03%

   Oppenheimer Aggressive Growth Fund / VA ..........     1,068,591         15.659821       16,733,944     0.32%      (11.59)%

   Oppenheimer Capital Appreciation Fund / VA .......       911,021         14.945030       13,615,236     0.28%       (0.63)%

   Oppenheimer Global Securities Fund / VA ..........        43,440          9.572769          415,841     0.17%***    (6.37)%***

   Oppenheimer
    Main Street Growth & Income / VA ................       327,513          9.845729        3,224,604     0.28%       (9.14)%

   Strong Opportunity Fund II, Inc. .................        72,473          9.828296          712,286     0.28%       (1.49)%

   The Universal Institutional Funds, Inc. -
    Emerging Markets Debt Portfolio .................        28,939          9.671636          279,887     0.47%       10.94%

   The Universal Institutional Funds, Inc. -
    Mid Cap Growth  Portfolio .......................         8,201          8.666239           71,072     0.54%***   (19.89)%***

   The Universal Institutional Funds, Inc. -
    U.S. Real Estate Portfolio ......................       111,390         10.960329        1,220,871     0.38%***    15.00%***

   Van Eck WIT - Worldwide Emerging Markets Fund ....        41,537          7.303734          303,375     0.49%      (42.10)%

   Van Eck WIT - Worldwide Hard Assets Fund .........         3,041          9.149843           27,825     0.83%       10.96%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------

   Warburg Pincus Trust -
    Global Post-Venture Capital Portfolio ...........       106,896         11.411760        1,219,871     0.59%      (19.26)%

   Warburg Pincus Trust -
    International Equity Portfolio ..................        48,933         10.033586          490,973     0.50%      (26.19)%

   Warburg Pincus Trust - Value Portfolio ...........        10,994         11.918959          131,037     0.35%        8.48%

 The BEST of AMERICA(R)
 Corporate Variable Universal Life SeriesSM:
 Reduced Fee Tier:

   American Century VP -
    American Century VP Income & Growth .............       540,359         10.285709        5,557,975     0.42%      (10.70)%

   American Century VP -
    American Century VP International ...............       619,313         13.288939        8,230,013     0.37%      (16.91)%

   American Century VP -
    American Century VP Value .......................       124,532         12.140456        1,511,875     0.18%       18.02%

   The Dreyfus Socially Responsible
    Growth Fund, Inc. ...............................        42,696         10.896922          465,255     0.49%      (11.12)%

   Dreyfus Stock Index Fund .........................     4,975,884         10.357445       51,537,445     0.34%       (9.37)%

   Dreyfus IP - European Equity Portfolio ...........        36,592         12.656379          463,122     0.23%       (0.75)%

   Dreyfus VIF - Appreciation Portfolio .............       498,451         10.646157        5,306,588     0.45%       (2.10)%

 Federated Insurance Series -
 Quality Bond Fund II ...............................     4,027,297         10.882300       43,826,254     0.11%       10.34%

   Fidelity VIP -
    Equity-Income Portfolio - Service Class .........       215,028         11.240819        2,417,091     0.32%        8.20%

   Fidelity VIP - Growth Portfolio - Service Class ..     1,184,884         11.150661       13,212,240     0.48%      (11.16)%

   Fidelity VIP -
    High Income Portfolio - Service Class ...........       591,491          7.950841        4,702,851     0.54%      (22.69)%

   Fidelity VIP -
    Overseas Portfolio - Service Class ..............       171,286         11.126859        1,905,875     0.66%      (19.23)%

   Fidelity VIP-II -
    Contrafund Portfolio - Service Class ............       209,278         10.913660        2,283,989     0.50%       (6.81)%

   Fidelity VIP-III - Growth Opportunities Portfolio -
    Service Class ...................................         3,187          8.728402           27,817     0.60%      (17.26)%

   Janus Aspen Series -
    Capital Appreciation Portfolio - Service Class ..        75,935          8.228654          624,843     0.22%***   (19.03)%***

   Janus Aspen Series -
    Global Technology Portfolio - Service Class .....       157,837          6.576328        1,037,988     0.38%***   (36.78)%***

   Janus Aspen Series -
    International Growth Portfolio - Service Class ..       230,451          8.265856        1,904,875     0.23%***   (18.63)%***

   Nationwide SAT - Balanced Fund ...................       148,185          9.935839        1,472,342     0.29%       (0.45)%

   Nationwide SAT - Capital Appreciation Fund .......       587,392          7.574275        4,449,069     0.23%      (26.61)%

   Nationwide SAT - Global 50 Fund ..................       141,948         10.424035        1,479,671     0.44%      (12.41)%

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------

   Nationwide SAT - Government Bond Fund ............       304,223         11.120055        3,382,976     0.42%       12.43%

   Nationwide SAT - High Income Bond Fund ...........     1,268,447          9.119705       11,567,862     0.09%       (8.37)%

   Nationwide SAT - Mid Cap Growth Fund .............       499,194         13.906958        6,942,270     0.42%      (15.46)%

   Nationwide SAT - Mid Cap Index Fund ..............        97,058         14.122042        1,370,657     0.14%       15.09%

   Nationwide SAT - Money Market Fund ...............     8,179,266         10.971228       89,736,592     0.26%        5.92%

   Nationwide SAT - Multi Sector Bond Fund ..........       271,955         10.733031        2,918,901     0.28%        5.55%

   Nationwide SAT - Small Cap Growth Fund ...........        29,192         17.157856          500,872     0.24%      (16.25)%

   Nationwide SAT - Small Cap Value Fund ............       222,101         14.901350        3,309,605     0.25%       11.09%

   Nationwide SAT - Small Company Fund ..............     1,331,219         16.119172       21,458,148     0.13%        8.79%

   Nationwide SAT - Strategic Value Fund ............           505         10.645991            5,376     0.53%        7.50%

   Nationwide SAT - Total Return Fund ...............        43,448         10.246333          445,183     0.43%       (2.22)%

   Neuberger & Berman AMT - Guardian Portfolio ......        57,098         11.073505          632,275     0.25%        1.03%

   Neuberger & Berman AMT -
    Mid Cap Growth Portfolio ........................       391,150         14.538915        5,686,897     0.39%       (7.55)%

   Oppenheimer Aggressive Growth Fund / VA ..........       827,728         14.724854       12,188,174     0.36%      (11.33)%

   Oppenheimer Capital Appreciation Fund / VA .......       533,112         13.187632        7,030,485     0.34%       (0.33)%

   Oppenheimer Global Securities Fund / VA ..........       145,609          9.591764        1,396,647     0.17%***    (6.08)%***

   Oppenheimer
    Main Street Growth & Income / VA ................       209,160         10.690852        2,236,099     0.38%       (8.87)%

   Strong Opportunity Fund II, Inc. .................       285,161          9.847803        2,808,209     0.12%***    (1.94)%***

   The Universal Institutional Funds, Inc. -
    Emerging Markets Debt Portfolio .................         1,276         13.458822           17,173     0.65%       11.28%

   The Universal Institutional Funds, Inc. -
    Mid Cap Growth  Portfolio .......................        49,713          8.683462          431,681     0.46%***   (19.63)%***

   The Universal Institutional Funds, Inc. -
    U.S. Real Estate Portfolio ......................        23,692         12.961511          307,084     0.39%***    15.33%***

   Van Eck WIT -
    Worldwide Emerging Markets Fund .................        16,342         10.475365          171,188     0.69%      (41.92)%
                                                           ========        ==========
                                                                                        $1,414,892,441
                                                                                        ==============

The following is a summary for 1999:

 The BEST of AMERICA(R)
 America's FUTURE Life Series(SM):

   American Century VP -
    American Century VP Income & Growth .............       463,779        $14.972547      $ 6,943,953     0.00%       18.02%

   American Century VP -
    American Century VP International ...............       625,339         19.481449       12,182,510     0.00%       64.04%

   American Century VP -
    American Century VP Value .......................       169,333         10.392110        1,759,727     0.00%       (0.85)%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------

   The Dreyfus Socially Responsible
    Growth Fund, Inc. ...............................       480,241         16.829763        8,082,342     0.00%       30.08%

   Dreyfus Stock Index Fund .........................     3,757,311         15.462782       58,098,481     0.00%       20.60%

   Dreyfus IP - European Equity Portfolio ...........        10,415         12.930654          134,673     0.00%       11.46%

   Dreyfus VIF - Appreciation Portfolio .............       505,299         14.513370        7,333,591     0.00%      111.52%***

   Federated Insurance Series -
    Quality Bond Fund II ............................         3,972          9.869090           39,200     0.00%       (1.97)%***

   Fidelity VIP -
    Equity-Income Portfolio - Service Class .........     1,196,502         11.851816       14,180,722     0.00%        6.25%

   Fidelity VIP - Growth Portfolio - Service Class ..     1,564,447         19.134456       29,934,842     0.00%       37.29%

   Fidelity VIP -
    High Income Portfolio - Service Class ...........       664,736         10.329299        6,866,257     0.00%        8.07%

   Fidelity VIP -
    Overseas Portfolio - Service Class ..............       392,522         16.046561        6,298,628     0.00%       42.46%

   Fidelity VIP-II -
    Contrafund Portfolio - Service Class ............     1,324,909         16.131283       21,372,482     0.00%       24.15%

   Fidelity VIP-III - Growth Opportunities Portfolio -
    Service Class ...................................       673,044         12.971233        8,730,211     0.00%        4.18%

   Morgan Stanley -
    Emerging Markets Debt Portfolio .................        62,633          9.266040          580,360     0.00%       29.37%

   Nationwide SAT - Balanced Fund ...................       224,583         10.900657        2,448,102     0.00%        0.87%

   Nationwide SAT - Capital Appreciation Fund .......     1,343,877         13.552350       18,212,691     0.00%        4.28%

   Nationwide SAT - Equity Income Fund ..............        66,677         13.642236          909,623     0.00%       18.49%

   Nationwide SAT - Global 50 Fund ..................       595,841         14.645021        8,726,104     0.00%       22.92%

   Nationwide SAT - Government Bond Fund ............       509,816         10.635188        5,421,989     0.00%       (2.35)%

   Nationwide SAT - High Income Bond Fund ...........       130,767         10.917180        1,427,607     0.00%        3.19%

   Nationwide SAT - Mid Cap Index Fund ..............        61,224         13.399089          820,346     0.00%       20.92%

   Nationwide SAT - Money Market Fund ...............     4,602,015         11.037591       50,795,159     0.00%        4.85%

   Nationwide SAT - Multi Sector Bond Fund ..........       590,762         10.419701        6,155,563     0.00%        1.56%

   Nationwide SAT - Small Cap Growth Fund ...........        32,108         20.501257          658,254     0.00%      157.84%***

   Nationwide SAT - Small Cap Growth Fund
    Initial Funding by Depositor (note 1a) ..........       100,000         20.501257        2,050,126     0.00%      157.84%***

   Nationwide SAT - Small Cap Value Fund ............       345,575         12.391945        4,282,346     0.00%       27.84%

   Nationwide SAT - Small Company Fund ..............       393,286         14.547287        5,721,244     0.00%       44.02%

   Nationwide SAT - Strategic Growth Fund ...........       211,257         21.171385        4,472,603     0.00%       84.75%

   Nationwide SAT - Strategic Value Fund ............        96,106          9.730781          935,186     0.00%       (3.07)%

   Nationwide SAT - Total Return Fund ...............     1,852,310         12.627200       23,389,489     0.00%        6.94%

   Neuberger & Berman AMT - Guardian Portfolio ......       177,738         15.132896        2,689,691     0.00%       14.93%

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------

   Neuberger & Berman AMT -
    Mid Cap Growth Portfolio ........................       280,847         21.434231        6,019,739     0.00%       53.89%

   Neuberger & Berman AMT - Partners Portfolio ......       582,704         11.188893        6,519,813     0.00%        7.37%

   Oppenheimer Aggressive Growth Fund / VA ..........       431,151         20.629873        8,894,590     0.00%       83.60%

   Oppenheimer Capital Appreciation Fund / VA .......       618,285         17.565274       10,860,345     0.00%       41.66%

   Oppenheimer
    Main Street Growth & Income / VA ................       460,733         12.743006        5,871,123     0.00%       21.71%

   Van Eck WIT -
    Worldwide Emerging Markets Fund .................       194,066         13.192491        2,560,214     0.00%      100.28%

   Van Eck WIT - Worldwide Hard Assets Fund .........        53,013          8.353043          442,820     0.00%       21.00%

 Van Kampen LIT - Morgan Stanley
 Real Estate Securities Portfolio ...................       146,473          8.539870        1,250,860     0.00%       (3.37)%

   Warburg Pincus Trust -
    Global Post-Venture Capital Portfolio ...........        46,879         17.414110          816,356     0.00%       63.50%

   Warburg Pincus Trust -
    Growth & Income Portfolio .......................        60,100         11.912913          715,966     0.00%        6.24%

   Warburg Pincus Trust -
    International Equity Portfolio ..................       138,513         16.163464        2,238,850     0.00%       53.43%

 The BEST of AMERICA(R)
 Corporate Variable Universal Life SeriesSM:

   American Century VP -
    American Century VP Income & Growth .............       355,846         12.803106        4,555,934     0.19%       17.55%

   American Century VP -
    American Century VP International ...............       204,837         15.960157        3,269,231     0.18%       63.39%

   American Century VP -
    American Century VP Value .......................        23,107          9.257533          213,914     0.61%       (1.25)%

   The Dreyfus Socially Responsible
    Growth Fund, Inc. ...............................        28,931         14.439525          417,750     0.40%       29.56%

   Dreyfus Stock Index Fund .........................     3,707,136         13.249543       49,117,858     0.25%       20.12%

   Dreyfus VIF - Appreciation Portfolio .............       843,808         12.239522       10,327,807     0.34%       11.01%

   Federated Insurance Series -
    Quality Bond Fund II ............................            18          9.842943              177     0.39%***    (2.36)%***

   Fidelity VIP -
    Equity-Income Portfolio - Service Class .........       118,952         10.484615        1,247,166     0.34%        5.83%

   Fidelity VIP - Growth Portfolio - Service Class ..       758,262         16.475102       12,492,444     0.21%       36.74%

   Fidelity VIP -
    High Income Portfolio - Service Class ...........       230,895          9.691447        2,237,707     0.14%        7.64%

   Fidelity VIP -
    Overseas Portfolio - Service Class ..............       504,007         13.491426        6,799,773     0.29%       41.89%

   Fidelity VIP-II -
    Contrafund Portfolio - Service Class ............       230,228         14.020034        3,227,804     0.27%       23.65%


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------

   Fidelity VIP-III - Growth Opportunities Portfolio -
    Service Class ...................................       125,424         11.671298        1,463,861     0.42%        3.77%

   Morgan Stanley -
    Emerging Markets Debt Portfolio .................        12,553          8.717559          109,432     0.30%       28.86%

   Nationwide SAT - Balanced Fund ...................        43,881         10.056111          441,272     0.31%        0.47%

   Nationwide SAT - Capital Appreciation Fund .......        65,598         11.623180          762,457     0.16%        3.86%

   Nationwide SAT - Equity Income Fund ..............           965         12.487973           12,051     0.99%       18.02%

   Nationwide SAT - Global 50 Fund ..................       468,148         12.702408        5,946,607     0.31%       22.43%

   Nationwide SAT - Government Bond Fund ............     1,312,872         10.372218       13,617,395     0.44%       (2.74)%

   Nationwide SAT - High Income Bond Fund ...........        80,137         10.328712          827,712     0.08%        2.78%

   Nationwide SAT - Money Market Fund ...............     3,786,796         10.776865       40,809,789     0.29%        4.43%

   Nationwide SAT - Multi Sector Bond Fund ..........       460,632         10.106222        4,655,249     0.25%        1.15%

   Nationwide SAT - Small Cap Growth Fund ...........           118         20.447188            2,413     0.64%***   157.03%***

   Nationwide SAT - Small Cap Value Fund ............         8,548         10.925665           93,393     0.65%       27.33%

   Nationwide SAT - Small Company Fund ..............        72,698         12.991606          944,464     0.11%       43.45%

   Nationwide SAT - Strategic Growth Fund ...........       128,669         19.361969        2,491,285     0.37%       84.02%

   Nationwide SAT - Strategic Value Fund ............           791          8.772237            6,939     0.37%       (3.46)%

   Nationwide SAT - Total Return Fund ...............        42,084         10.805244          454,728     0.27%        6.52%

   Neuberger & Berman AMT - Guardian Portfolio ......        25,154         10.690765          268,916     0.49%       14.47%

   Neuberger & Berman AMT -
    Mid Cap Growth Portfolio ........................       315,266         17.314889        5,458,796     0.24%       53.28%

   Neuberger & Berman AMT - Partners Portfolio ......        94,285          9.985118          941,447     0.35%        6.94%

   Oppenheimer Aggressive Growth Fund / VA ..........       138,018         17.712996        2,444,712     0.24%       82.87%

   Oppenheimer Capital Appreciation Fund / VA .......       188,390         15.039330        2,833,259     0.29%       41.09%

   Oppenheimer
    Main Street Growth & Income / VA ................        97,691         10.835877        1,058,568     0.33%       21.22%

   Van Eck WIT -
    Worldwide Emerging Markets Fund .................        10,044         12.613718          126,692     0.22%       99.48%

   Van Eck WIT - Worldwide Hard Assets Fund .........           252          8.246159            2,078     0.70%       20.52%

   Van Kampen LIT - Morgan Stanley

    Real Estate Securities Portfolio ................        38,697          8.593033          332,525     0.70%       (3.76)%

   Warburg Pincus Trust -
    Global Post-Venture Capital Portfolio ...........         4,981         14.762349           73,531     0.37%       62.85%

   Warburg Pincus Trust -
    Growth & Income Portfolio .......................        42,745         10.519954          449,675     0.40%        5.82%

   Warburg Pincus Trust -
    International Equity Portfolio ..................         3,445         13.593893           46,831     0.35%       52.82%

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------

 The BEST of AMERICA(R)
 Corporate Variable Universal Life SeriesSM:
 Reduced Fee Tier:

   American Century VP -
    American Century VP Income & Growth .............        55,124         11.518727          634,958     0.25%***    20.10%***

   American Century VP -
    American Century VP International ...............           218         15.993145            3,487     0.25%***    79.60%***

   American Century VP -
    American Century VP Value .......................           946         10.286399            9,731     0.83%***     3.80%***

   Dreyfus Stock Index Fund .........................     1,242,820         11.428481       14,203,545     0.34%***    18.97%***

   Dreyfus VIF - Appreciation Portfolio .............       117,874         10.726699        1,264,399     0.46%***     9.66%***

   Federated Insurance Series -
    Quality Bond Fund II ............................     1,129,926          9.862542       11,143,943     0.08%***    (1.82)%***

   Fidelity VIP -
    Equity-Income Portfolio - Service Class .........        59,030         10.389282          613,279     0.47%***     5.17%***

   Fidelity VIP -
    Overseas Portfolio - Service Class ..............           490         13.776193            6,750     0.38%***    50.15%***

   Nationwide SAT - Balanced Fund ...................        59,518          9.980828          594,039     0.41%***    (0.25)%***

   Nationwide SAT - Capital Appreciation Fund .......       234,561         10.320007        2,420,671     0.21%***     4.25%***

   Nationwide SAT - Global 50 Fund ..................        52,708         11.900760          627,265     0.41%***    25.25%***

   Nationwide SAT - Government Bond Fund ............        59,316          9.890955          586,692     0.71%***    (1.45)%***

   Nationwide SAT - High Income Bond Fund ...........       594,118          9.952512        5,912,967     0.12%***    (0.62)%***

   Nationwide SAT - Money Market Fund ...............     4,669,469         10.357933       48,366,047     0.41%***     4.72%***

   Nationwide SAT - Multi Sector Bond Fund ..........       232,330         10.168791        2,362,515     0.34%***     2.24%***

   Nationwide SAT - Small Company Fund ..............       434,818         14.816849        6,442,633     0.15%***    63.98%***

   Nationwide SAT - Strategic Growth Fund ...........       240,293         16.450708        3,952,990     0.09%***    85.68%***

   Neuberger & Berman AMT -
    Mid Cap Growth Portfolio ........................        44,838         15.726546          705,147     0.32%***    76.06%***

   Oppenheimer Aggressive Growth Fund / VA ..........           850         16.605768           14,115     0.32%***    87.74%***
                                                          ========         ==========
                                                                                          $648,293,593
                                                                                          ============


The following is a summary for 1998:

 The BEST of AMERICA(R)
 America's FUTURE Life Series(SM):

   American Century VP -
    American Century VP Income & Growth .............        97,382        $12.686493      $ 1,235,436     0.00%       26.86%

 American Century VP -
 American Century VP International ..................       206,063         11.875895        2,447,183     0.00%       18.76%

   American Century VP -
    American Century VP Value .......................        59,424         10.481205          622,835     0.00%        4.81%


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------

   The Dreyfus Socially Responsible
    Growth Fund, Inc. ...............................       105,696         12.938078        1,367,503     0.00%       29.38%

   Dreyfus Stock Index Fund .........................     1,025,141         12.821142       13,143,478     0.00%       28.21%

   Dreyfus VIF - Appreciation Portfolio .............       110,355         13.021619        1,437,001     0.00%       30.22%

   Fidelity VIP -
    Equity-Income Portfolio - Service Class .........       511,915         11.154137        5,709,970     0.00%       11.54%

   Fidelity VIP - Growth Portfolio - Service Class ..       255,829         13.937692        3,565,666     0.00%       39.38%

   Fidelity VIP -
    High Income Portfolio - Service Class ...........       368,689          9.557602        3,523,783     0.00%       (4.42)%

   Fidelity VIP -
    Overseas Portfolio - Service Class ..............        92,817         11.263759        1,045,468     0.00%       12.64%

   Fidelity VIP-II -
    Contrafund Portfolio - Service Class ............       362,774         12.993755        4,713,796     0.00%       29.94%

   Fidelity VIP-III - Growth Opportunities Portfolio -
    Service Class ...................................       193,229         12.450522        2,405,802     0.00%       24.51%

   Morgan Stanley -
    Emerging Markets Debt Portfolio .................        21,992          7.162164          157,510     0.00%      (28.38)%

   Nationwide SAT - Balanced Fund ...................        67,360         10.806799          727,946     0.00%        8.07%

   Nationwide SAT - Capital Appreciation Fund .......       485,064         12.996420        6,304,095     0.00%       29.96%

   Nationwide SAT - Equity Income Fund ..............        21,000         11.513398          241,781     0.00%       15.13%

   Nationwide SAT - Global 50 Fund ..................        41,464         11.913908          493,998     0.00%       19.14%

   Nationwide SAT - Government Bond Fund ............       166,631         10.890820        1,814,748     0.00%        8.91%

   Nationwide SAT - High Income Bond Fund ...........        79,031         10.579676          836,122     0.00%        5.80%

   Nationwide SAT - Mid Cap Index Fund ..............        26,958         11.080816          298,717     0.00%       10.81%

   Nationwide SAT - Money Market Fund ...............     2,000,515         10.527225       21,059,872     0.00%        5.27%

   Nationwide SAT - Multi Sector Bond Fund ..........        74,773         10.260092          767,178     0.00%        2.60%

   Nationwide SAT - Small Cap Value Fund ............       106,497          9.693575        1,032,337     0.00%       (3.06)%

   Nationwide SAT - Small Company Fund ..............       159,205         10.100944        1,608,121     0.00%        1.01%

   Nationwide SAT - Strategic Growth Fund ...........        36,919         11.459357          423,068     0.00%       14.59%

   Nationwide SAT - Strategic Value Fund ............        34,463         10.038994          345,974     0.00%        0.39%

   Nationwide SAT - Total Return Fund ...............       702,365         11.807411        8,293,112     0.00%       18.07%

   Neuberger & Berman AMT - Guardian Portfolio ......        55,695         13.166703          733,320     0.00%       31.67%

   Neuberger & Berman AMT -
    Mid Cap Growth Portfolio ........................        85,802         13.928381        1,195,083     0.00%       39.28%

   Neuberger & Berman AMT - Partners Portfolio ......       375,069         10.420882        3,908,550     0.00%        4.21%

   Oppenheimer Aggressive Growth Fund / VA ..........       100,709         11.236019        1,131,568     0.00%       12.36%

   Oppenheimer Capital Appreciation Fund / VA .......       164,300         12.399968        2,037,315     0.00%       24.00%

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------

   Oppenheimer
    Main Street Growth & Income / VA ................       139,668         10.470163        1,462,347     0.00%        4.70%

   Van Eck WIT -
    Worldwide Emerging Markets Fund .................        43,904          6.586990          289,195     0.00%      (34.13)%

   Van Eck WIT - Worldwide Hard Assets Fund .........        22,344          6.903203          154,245     0.00%      (30.97)%

   Van Kampen LIT - Morgan Stanley
    Real Estate Securities Portfolio ................        81,141          8.837916          717,117     0.00%      (11.62)%

   Warburg Pincus Trust -
    Global Post-Venture Capital Portfolio ...........        16,634         10.651002          177,169     0.00%        6.51%

   Warburg Pincus Trust -
    Growth & Income Portfolio .......................        49,891         11.212895          559,423     0.00%       12.13%

   Warburg Pincus Trust -
    International Equity Portfolio ..................        56,767         10.534701          598,023     0.00%        5.35%

 The BEST of AMERICA(R)
 Corporate Variable Universal Life SeriesSM:

   American Century VP -
    American Century VP International ...............         3,234          9.768200           31,590     0.16%***    (3.46)%***

   American Century VP -
    American Century VP Value .......................           440          9.374321            4,125     0.23%***    (9.33)%***

   The Dreyfus Socially Responsible
    Growth Fund, Inc. ...............................           397         11.144998            4,425     0.18%***    17.07%***

   Dreyfus Stock Index Fund .........................       111,613         11.030001        1,231,092     0.24%***    15.36%***

   Dreyfus VIF - Appreciation Portfolio .............        10,106         11.025485          111,424     0.29%***    15.28%***

   Fidelity VIP -
    Equity-Income Portfolio - Service Class .........         5,995          9.906965           59,392     0.20%***    (1.39)%***

   Fidelity VIP - Growth Portfolio - Service Class ..           185         12.048634            2,229     0.26%***    30.55%***

   Fidelity VIP -
    High Income Portfolio - Service Class ...........            77          9.003329              693     0.21%***   (14.86)%***

   Fidelity VIP -
    Overseas Portfolio - Service Class ..............         3,076          9.508092           29,247     0.16%***    (7.33)%***

   Fidelity VIP-II -
    Contrafund Portfolio - Service Class ............         2,712         11.338370           30,750     0.16%***    19.95%***

   Fidelity VIP-III - Growth Opportunities Portfolio -
    Service Class ...................................         1,228         11.247664           13,812     0.18%***    18.61%***

   Nationwide SAT - Balanced Fund ...................           349         10.009481            3,493     0.21%***     0.13%***

   Nationwide SAT - Capital Appreciation Fund .......           847         11.191056            9,479     0.20%***    17.76%***

   Nationwide SAT - Equity Income Fund ..............           211         10.581467            2,233     0.22%***     8.66%***

   Nationwide SAT - Government Bond Fund ............       270,361         10.664112        2,883,160     0.23%***     9.90%***

   Nationwide SAT - High Income Bond Fund ...........        13,423         10.049520          134,895     0.15%***     0.75%***

   Nationwide SAT - Money Market Fund ...............       394,891         10.319833        4,075,209     0.13%***     4.75%***

   Nationwide SAT - Multi Sector Bond Fund ..........        15,549          9.991296          155,355     0.12%***    (0.13)%***


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------

   Nationwide SAT - Small Company Fund ..............           257          9.056852            2,328     0.20%***   (14.06)%***

   Nationwide SAT - Strategic Growth Fund ...........           477         10.521882            5,019     0.17%***     7.78%***

   Nationwide SAT - Total Return Fund ...............            70         10.144232              710     0.14%***     2.15%***

   Neuberger & Berman AMT - Guardian Portfolio ......           838          9.338993            7,826     0.15%***    (9.85)%***

   Neuberger & Berman AMT -
    Mid Cap Growth Portfolio ........................            70         11.296584              791     0.22%***    19.34%***

   Neuberger & Berman AMT - Partners Portfolio ......        26,750          9.337008          249,765     0.35%***    (9.88)%***

   Oppenheimer Aggressive Growth Fund / VA ..........         1,235          9.685930           11,962     0.19%***    (4.68)%***

   Oppenheimer Capital Appreciation Fund / VA .......           767         10.659314            8,176     0.25%***     9.82%***

   Oppenheimer
    Main Street Growth and Income / VA ..............        18,485          8.938847          165,235     0.16%***   (15.82)%***

   Warburg Pincus Trust -
    Global Post-Venture Capital Portfolio ...........           985          9.065227            8,929     0.15%***   (13.94)%***

   Warburg Pincus Trust -
    Growth & Income Portfolio .......................        16,145          9.941469          160,505     0.18%***    (0.88)%***
                                                          =========        =========
                                                                                          $107,989,704
                                                                                          ============






* This represents expenses as a percentage of the average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the annual total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.

*** Annualized as this investment option was not utilized for the entire period indicated.

--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 2000 and 1999, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.




KPMG LLP


January 26, 2001

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                                   December 31,
                                                                                        ------------------------------------
                                                                                              2000               1999
============================================================================================================================
                                        ASSETS
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                              $ 15,443.0          $ 15,294.0
    Equity securities                                                                           109.0                92.9
  Mortgage loans on real estate, net                                                          6,168.3             5,786.3
  Real estate, net                                                                              310.7               254.8
  Policy loans                                                                                  562.6               519.6
  Other long-term investments                                                                   101.8                73.8
  Short-term investments                                                                        442.6               416.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                             23,138.0            22,437.4
----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                             18.4                 4.8
Accrued investment income                                                                       251.4               238.6
Deferred policy acquisition costs                                                             2,865.6             2,554.1
Other assets                                                                                    396.7               305.9
Assets held in separate accounts                                                             65,897.2            67,135.1
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 92,567.3          $ 92,675.9
============================================================================================================================

                         LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                          $ 22,183.6          $ 21,861.6
Short-term borrowings                                                                           118.7                 -
Other liabilities                                                                             1,164.9               914.2
Liabilities related to separate accounts                                                     65,897.2            67,135.1
----------------------------------------------------------------------------------------------------------------------------
                                                                                             89,364.4            89,910.9
----------------------------------------------------------------------------------------------------------------------------

Commitments and contingencies (notes 9 and 14)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                                     3.8                 3.8
  Additional paid-in capital                                                                    646.1               766.1
  Retained earnings                                                                           2,436.3             2,011.0
  Accumulated other comprehensive income (loss)                                                 116.7               (15.9)
----------------------------------------------------------------------------------------------------------------------------
                                                                                              3,202.9             2,765.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 92,567.3          $ 92,675.9
============================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)


                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  2000            1999           1998
===========================================================================================================================
Revenues:
  Policy charges                                                               $ 1,091.4       $   895.5      $   698.9
  Life insurance premiums                                                          240.0           220.8          200.0
  Net investment income                                                          1,654.9         1,520.8        1,481.6
  Realized (losses) gains on investments                                           (19.4)          (11.6)          28.4
  Other                                                                             17.0            66.1           66.8
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,983.9         2,691.6        2,475.7
---------------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
  Interest credited to policyholder account balances                             1,182.4         1,096.3        1,069.0
  Other benefits and claims                                                        241.6           210.4          175.8
  Policyholder dividends on participating policies                                  44.5            42.4           39.6
  Amortization of deferred policy acquisition costs                                352.1           272.6          214.5
  Interest expense on short-term borrowings                                          1.3             -              -
  Other operating expenses                                                         479.0           463.4          419.7
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,300.9         2,085.1        1,918.6
---------------------------------------------------------------------------------------------------------------------------

    Income before federal income tax expense                                       683.0           606.5          557.1
Federal income tax expense                                                         207.7           201.4          190.4
---------------------------------------------------------------------------------------------------------------------------

    Net income                                                                 $   475.3       $   405.1      $   366.7
===========================================================================================================================

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 2000, 1999 and 1998
                                  (in millions)


                                                                                          Accumulated
                                                           Additional                        other            Total
                                                Common       paid-in       Retained      comprehensive    shareholder's
                                                 stock       capital       earnings      income (loss)        equity
=========================================================================================================================
December 31, 1997                                $ 3.8       $ 914.7      $ 1,312.3         $ 247.1         $ 2,477.9

Comprehensive income:
    Net income                                     -             -            366.7             -               366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                     -             -              -              28.5              28.5
                                                                                                          ---------------
  Total comprehensive income                                                                                    395.2
                                                                                                          ---------------
Dividend to shareholder                            -             -           (100.0)            -              (100.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                  3.8         914.7        1,579.0           275.6           2,773.1
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            405.1             -               405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                     -             -              -            (315.0)           (315.0)
                                                                                                          ---------------
  Total comprehensive income                                                                                     90.1
                                                                                                          ---------------
Capital contribution                               -            26.4           87.9            23.5             137.8
Return of capital to shareholder                   -          (175.0)           -               -              (175.0)
Dividends to shareholder                           -             -            (61.0)            -               (61.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 1999                                  3.8         766.1        2,011.0           (15.9)          2,765.0
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            475.3             -               475.3
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                     -             -              -             132.6             132.6
                                                                                                          ---------------
  Total comprehensive income                                                                                    607.9
                                                                                                          ---------------
Return of capital to shareholder                   -          (120.0)           -               -              (120.0)
Dividends to shareholder                           -             -           (50.0)             -               (50.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 2000                                $ 3.8       $ 646.1      $ 2,436.3         $ 116.7         $ 3,202.9
=========================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)


                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                     2000           1999            1998
==============================================================================================================================
Cash flows from operating activities:
  Net income                                                                     $    475.3     $    405.1      $    366.7
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                            1,182.4        1,096.3         1,069.0
      Capitalization of deferred policy acquisition costs                            (778.9)        (637.0)         (584.2)
      Amortization of deferred policy acquisition costs                               352.1          272.6           214.5
      Amortization and depreciation                                                   (12.7)           2.4            (8.5)
      Realized losses (gains) on invested assets, net                                  19.4           11.6           (28.4)
      Increase in accrued investment income                                           (12.8)          (7.9)           (8.2)
     (Increase) decrease in other assets                                              (92.0)         122.9            16.4
      Decrease in policy liabilities                                                   (0.3)         (20.9)           (8.3)
      Increase (decrease) in other liabilities                                        229.3          149.7           (34.8)
      Other, net                                                                       22.3           (8.6)          (11.3)
------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by operating activities                                   1,384.1        1,386.2           982.9
------------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                           2,988.7        2,307.9         1,557.0
  Proceeds from sale of securities available-for-sale                                 602.0          513.1           610.5
  Proceeds from repayments of mortgage loans on real estate                           911.7          696.7           678.2
  Proceeds from sale of real estate                                                    18.7            5.7           103.8
  Proceeds from repayments of policy loans and sale of other invested assets           79.3           40.9            23.6
  Cost of securities available-for-sale acquired                                   (3,475.5)      (3,724.9)       (3,182.8)
  Cost of mortgage loans on real estate acquired                                   (1,318.0)        (971.4)         (829.1)
  Cost of real estate acquired                                                         (7.1)         (14.2)           (0.8)
  Short-term investments, net                                                         (26.6)         (27.5)           69.3
  Other, net                                                                         (182.3)        (110.9)          (88.4)
------------------------------------------------------------------------------------------------------------------------------
        Net cash used in investing activities                                        (409.1)      (1,284.6)       (1,058.7)
------------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
  Capital returned to shareholder                                                    (120.0)        (175.0)            -
  Net proceeds from issuance of short-term borrowings (commercial paper)              118.7            -               -
  Cash dividends paid                                                                (100.0)         (13.5)         (100.0)
  Increase in investment product and universal life insurance
    product account balances                                                        4,517.0        3,799.4         2,682.1
  Decrease in investment product and universal life insurance
    product account balances                                                       (5,377.1)      (3,711.1)       (2,678.5)
------------------------------------------------------------------------------------------------------------------------------
        Net cash used in financing activities                                        (961.4)        (100.2)          (96.4)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                        13.6            1.4          (172.2)

Cash, beginning of year                                                                 4.8            3.4           175.6
------------------------------------------------------------------------------------------------------------------------------
Cash, end of year                                                                $     18.4     $      4.8      $      3.4
==============================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998


(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of long-term savings and retirement products in the United States and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans and other investment products sold to institutions and life insurance. NLIC markets its products through a broad network of distribution channels, including independent broker/dealers, national and regional brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions and Nationwide agents.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., and Nationwide Investment Services Corporation.


(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments, the liability for future policy benefits and claims and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  CONSOLIDATION POLICY

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (b)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  REVENUES AND BENEFITS

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

         (d)  DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  SEPARATE ACCOUNTS

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $1.12 billion and $915.4 million of separate account assets at December 31, 2000 and 1999, respectively, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  FUTURE POLICY BENEFITS

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

         (g)  PARTICIPATING BUSINESS

              Participating business represents approximately 21% in 2000 (29% in 1999 and 40% in 1998) of the Company's life insurance in force, 66% in 2000 (69% in 1999 and 74% in 1998) of the number of life insurance policies in force, and 8% in 2000 (13% in 1999 and 14% in 1998) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  FEDERAL INCOME TAX

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of NFS. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  REINSURANCE CEDED

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (j)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS
              133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, is effective for the Company as of January 1, 2001.

              SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

              As of January 1, 2001, the Company had $755.4 million notional amount of freestanding derivatives with a market value of ($7.0) million. All other derivatives qualified for hedge accounting under SFAS 133. Adoption of SFAS 133 will result in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) will be recorded in accumulated other comprehensive income at January 1, 2001. The adoption of SFAS 133 will result in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million. Further, the adoption of SFAS 133 will result in the Company reporting total derivative instrument assets and liabilities of $44.8 million and $107.1 million, respectively.

              Also, the Company expects that the adoption of SFAS 133 will increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

         (k)  RECLASSIFICATION
              Certain items in the 1999 and 1998 consolidated financial statements have been reclassified to conform to the 2000 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

             Notes to Consolidated Financial Statements, Continued



(3)      INVESTMENTS

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2000 and 1999 were:

                                                                                          Gross         Gross
                                                                         Amortized      unrealized    unrealized     Estimated
         (in millions)                                                      cost          gains         losses       fair value
         =========================================================================================================================
         December 31, 2000
         Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                       $    277.5      $  33.4       $   0.1       $    310.8
             Obligations of states and political subdivisions                    8.6          0.2           -                8.8
             Debt securities issued by foreign governments                      94.1          1.5           0.1             95.5
             Corporate securities                                            9,758.3        235.0         135.1          9,858.2
             Mortgage-backed securities - U.S. Government backed             2,719.1         46.1           3.8          2,761.4
             Asset-backed securities                                         2,388.2         36.3          16.2          2,408.3
         -------------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                            15,245.8        352.5         155.3         15,443.0
           Equity securities                                                   103.5          9.5           4.0            109.0
         -------------------------------------------------------------------------------------------------------------------------
                                                                          $ 15,349.3      $ 362.0       $ 159.3       $ 15,552.0
         =========================================================================================================================

         December 31, 1999
         Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                     $      428.4     $   23.4     $     2.4     $      449.4
             Obligations of states and political subdivisions                    0.8          -             -                0.8
             Debt securities issued by foreign governments                     110.6          0.6           0.8            110.4
             Corporate securities                                            9,390.4        110.3         179.9          9,320.8
             Mortgage-backed securities - U.S. Government backed             3,423.1         25.8          30.3          3,418.6
             Asset-backed securities                                         2,024.0          8.6          38.6          1,994.0
         -------------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                            15,377.3        168.7         252.0         15,294.0
           Equity securities                                                    84.9         12.4           4.4             92.9
         -------------------------------------------------------------------------------------------------------------------------
                                                                          $ 15,462.2      $ 181.1       $ 256.4       $ 15,386.9
         =========================================================================================================================

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2000, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



                                                                                Amortized            Estimated
         (in millions)                                                             cost             fair value
         ===========================================================================================================
         Fixed maturity securities available for sale:
          Due in one year or less                                               $  1,288.7         $  1,287.0
          Due after one year through five years                                    4,577.9            4,572.4
          Due after five years through ten years                                   3,071.3            3,136.6
          Due after ten years                                                      1,200.6            1,277.3
         -----------------------------------------------------------------------------------------------------------
                                                                                  10,138.5           10,273.3
           Mortgage-backed securities                                              2,719.1            2,761.4
           Asset-backed securities                                                 2,388.2            2,408.3
         -----------------------------------------------------------------------------------------------------------
                                                                                $ 15,245.8         $ 15,443.0
         ===========================================================================================================

         The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of each December 31:

         (in millions)
                                                                                      2000           1999
         ===========================================================================================================

          Gross unrealized gains (losses)                                       $    202.7      $    (75.3)
          Adjustment to deferred policy acquisition costs                            (23.2)           50.9
          Deferred federal income tax                                                (62.8)            8.5
         -----------------------------------------------------------------------------------------------------------
                                                                                $    116.7      $    (15.9)
         ===========================================================================================================

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale for the years ended December 31:

         (in millions)                                                      2000            1999             1998
         ===========================================================================================================
         Securities available-for-sale:
           Fixed maturity securities                                       $ 280.5        $ (607.1)         $ 52.6
           Equity securities                                                  (2.5)           (8.8)            4.2
         -----------------------------------------------------------------------------------------------------------
                                                                           $ 278.0        $ (615.9)         $ 56.8
         ===========================================================================================================

         Proceeds from the sale of securities available-for-sale during 2000, 1999 and 1998 were $602.0 million, $513.1 million and $610.5 million, respectively. During 2000, gross gains of $12.1 million ($10.4 million and $9.0 million in 1999 and 1998, respectively) and gross losses of $25.6 million ($28.0 million and $7.6 million in 1999 and 1998, respectively) were realized on those sales.

         The Company had $13.0 million and $15.6 million of real estate investments at December 31, 2000 and 1999, respectively, that were non-income producing the preceding twelve months.

         Real estate is presented at cost less accumulated depreciation of $25.7 million as of December 31, 2000 ($24.8 million as of December 31, 1999) and valuation allowances of $5.2 million as of December 31, 2000 ($5.5 million as of December 31, 1999).

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The recorded investment of mortgage loans on real estate considered to be impaired was $9.8 million as of December 31, 2000 ($3.7 million as of December 31, 1999), which includes $5.3 million (none as of December 31, 1999) of impaired mortgage loans on real estate for which the related valuation allowance was $1.6 million (none as of December 31, 1999) and $4.5 million ($3.7 million as of December 31, 1999) of impaired mortgage loans on real estate for which there was no valuation allowance. During 2000, the average recorded investment in impaired mortgage loans on real estate was $7.7 million ($3.7 million in 1999) and interest income recognized on those loans totaled $0.4 million in 2000 (none in 1999) which is equal to interest income recognized using a cash-basis method of income recognition.

         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Allowance, beginning of year                                   $  44.4          $ 42.4          $ 42.5
           Additions (reductions) charged to operations                     4.1             0.7            (0.1)
           Direct write-downs charged against the allowance                (3.2)            --              --
           Allowance on acquired mortgage loans                              --             1.3             --
         -----------------------------------------------------------------------------------------------------------
              Allowance, end of year                                    $  45.3          $ 44.4          $ 42.4
         ===========================================================================================================

         An analysis of investment income by investment type follows for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Gross investment income:
           Securities available-for-sale:
             Fixed maturity securities                                 $ 1,095.5       $ 1,031.3      $    982.5
             Equity securities                                               2.6             2.5             0.8
           Mortgage loans on real estate                                   494.5           460.4           458.9
           Real estate                                                      32.2            28.8            40.4
           Short-term investments                                           27.0            18.6            17.8
           Other                                                            53.2            26.5            30.7
         -----------------------------------------------------------------------------------------------------------
               Total investment income                                   1,705.0         1,568.1         1,531.1
         Less investment expenses                                           50.1            47.3            49.5
         -----------------------------------------------------------------------------------------------------------
               Net investment income                                   $ 1,654.9       $ 1,520.8       $ 1,481.6
         ===========================================================================================================

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================

         Securities available-for-sale:
           Fixed maturity securities                                     $ (18.2)        $ (25.0)        $  (0.7)
           Equity securities                                                 4.7             7.4             2.1
         Mortgage loans on real estate                                      (4.2)           (0.6)            3.9
         Real estate and other                                              (1.7)            6.6            23.1
         -----------------------------------------------------------------------------------------------------------
                                                                         $ (19.4)        $ (11.6)         $ 28.4
         ===========================================================================================================

         Fixed maturity securities with an amortized cost of $12.8 million and $9.1 million were on deposit with various regulatory agencies as required by law as of December 31, 2000 and 1999, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(4)      SHORT-TERM BORROWINGS

         NLIC established a $300 million commercial paper program in October 2000. Borrowings under the commercial paper program are unsecured and are issued for terms of 364 days or less. As of December 31, 2000 the Company had $118.7 million of commercial paper outstanding at an average effective rate of 6.48%. See also note 13.

(5)      DERIVATIVE FINANCIAL INSTRUMENTS

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate and foreign currency swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges. See note 2 (j) regarding accounting for derivatives under SFAS 133 effective January 1, 2001.

         Interest rate swaps are primarily used to convert specific investment securities and interest bearing policy liabilities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Currently, changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale and cross currency swaps hedging foreign denominated debt instruments, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific policy liabilities and investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The notional amount of derivative financial instruments outstanding as of December 31, 2000 and 1999 were as follows:


         (in millions )                                                                   2000            1999
         ===========================================================================================================
          Interest rate swaps
            Pay fixed/receive variable rate swaps hedging investments                  $    934.8       $  362.7
            Pay variable/receive fixed rate swaps hedging investments                        98.8           28.5
            Pay variable/receive variable rate swaps hedging investments                    184.0            9.0
            Other contracts hedging investments                                              20.4           10.1
            Pay variable/receive fixed rate swaps hedging liabilities                       965.3          577.2
            Pay variable/receive variable rate swaps hedging liabilities                    546.9           --

         Foreign currency swaps
             Hedging foreign currency denominated investments                          $     30.5       $   14.8
             Hedging foreign currency denominated liabilities                             1,542.2          577.2

         Interest rate futures contracts                                               $  5,659.8       $  781.6
         -----------------------------------------------------------------------------------------------------------



(6)      FEDERAL INCOME TAX

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2000 and 1999 were as follows:

         (in millions)                                                                    2000            1999
         ===========================================================================================================

         Deferred tax assets:
           Fixed maturity securities                                                   $   --           $    5.3
           Future policy benefits                                                          34.7            149.5
           Liabilities in separate accounts                                               462.7            373.6
           Mortgage loans on real estate and real estate                                   18.8             18.5
           Other assets and other liabilities                                              40.3             51.1
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax assets                                              556.5            598.0
           Valuation allowance                                                             (7.0)            (7.0)
         -----------------------------------------------------------------------------------------------------------
             Net deferred tax assets                                                      549.5            591.0
         -----------------------------------------------------------------------------------------------------------

         Deferred tax liabilities:
           Fixed maturity securities                                                       98.8             --
           Equity securities and other long-term investments                                6.4             10.8
           Deferred policy acquisition costs                                              783.7            724.4
           Deferred tax on realized investment gains                                       29.0             34.7
           Other                                                                           38.1             26.5
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax liabilities                                         956.0            796.4
         -----------------------------------------------------------------------------------------------------------
             Net deferred tax liability                                                $  406.5         $  205.4
         ===========================================================================================================

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for the years ended December 31, 2000, 1999 and 1998.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company's current federal income tax liability was $108.9 million and $104.7 million as of December 31, 2000 and 1999, respectively.

         Federal income tax expense for the years ended December 31 was as follows:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Currently payable                                              $   78.0        $   53.6         $ 186.1
         Deferred tax expense                                              129.7           147.8             4.3
         -----------------------------------------------------------------------------------------------------------
                                                                         $ 207.7         $ 201.4         $ 190.4
         ===========================================================================================================

         Total federal income tax expense for the years ended December 31, 2000, 1999 and 1998 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                           2000                     1999                     1998
                                                   ----------------------   ----------------------   ----------------------
         (in millions)                                Amount        %          Amount        %          Amount        %
         ==================================================================================================================
         Computed (expected) tax expense               $239.1      35.0         $212.3      35.0         $195.0      35.0
         Tax exempt interest and dividends
           received deduction                           (24.7)     (3.6)          (7.3)     (1.2)          (4.9)     (0.9)
         Income tax credits                              (8.0)     (1.2)          (4.3)     (0.7)           -         -
         Other, net                                       1.3       0.2            0.7       0.1            0.3       0.1
         ------------------------------------------------------------------------------------------------------------------
             Total (effective rate of each year)       $207.7      30.4         $201.4      33.2         $190.4      34.2
         ==================================================================================================================

         Total federal income tax paid was $74.6 million, $29.8 million and $173.4 million during the years ended December 31, 2000, 1999 and 1998, respectively.

(7)      COMPREHENSIVE INCOME

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts for the years ended December 31, 2000, 1999 and 1998 were as follows:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Unrealized gains (losses) on securities available-for-sale arising during the period:
            Gross                                                        $ 264.5        $ (665.3)         $ 58.2
            Adjustment to deferred policy acquisition costs                (74.0)          167.5           (12.9)
            Related federal income tax (expense) benefit                   (66.7)          171.4           (15.9)
         -----------------------------------------------------------------------------------------------------------
               Net                                                         123.8          (326.4)           29.4
         -----------------------------------------------------------------------------------------------------------

         Reclassification adjustment for net (gains) losses on securities available-for-sale realized during the period:
            Gross                                                           13.5            17.6            (1.4)
            Related federal income tax expense (benefit)                    (4.7)           (6.2)            0.5
         -----------------------------------------------------------------------------------------------------------
               Net                                                           8.8            11.4            (0.9)
         -----------------------------------------------------------------------------------------------------------
         Total Other Comprehensive Income (Loss)                         $ 132.6        $ (315.0)         $ 28.5
         ===========================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(8)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The Company in estimating its fair value disclosures used the following methods and assumptions:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

              MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for impaired mortgage loans is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              SHORT-TERM BORROWINGS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 9.

              FUTURES CONTRACTS: The fair value for futures contracts is based on quoted market prices.

              INTEREST RATE AND FOREIGN CURRENCY SWAPS: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                    2000                             1999
                                                       -------------------------------  -------------------------------
                                                          Carrying       Estimated         Carrying       Estimated
         (in millions)                                     amount        fair value         amount        fair value
         ==============================================================================================================
         Assets:
           Investments:
             Securities available-for-sale:
               Fixed maturity securities                 $ 15,451.3      $ 15,451.3       $ 15,289.7      $ 15,289.7
               Equity securities                              109.0           109.0             92.9            92.9
             Mortgage loans on real estate, net             6,168.3         6,327.8          5,786.3         5,745.5
             Policy loans                                     562.6           562.6            519.6           519.6
             Short-term investments                           442.6           442.6            416.0           416.0
           Cash                                                18.4            18.4              4.8             4.8
           Assets held in separate accounts                65,897.2        65,897.2         67,135.1        67,135.1

         Liabilities:
           Investment contracts                           (16,815.3)      (15,979.8)       (16,977.7)      (16,428.6)
           Policy reserves on life insurance contracts     (5,368.4)       (5,128.5)        (4,883.9)       (4,607.9)
           Short-term borrowings                             (118.7)         (118.7)             --              --
           Liabilities related to separate accounts       (65,897.2)      (64,237.6)       (67,135.1)      (66,318.7)

         Derivative financial instruments:
           Interest rate swaps hedging assets                  (8.3)           (8.3)             4.3             4.3
           Interest rate swaps hedging liabilities            (26.2)          (32.2)           (11.5)          (24.2)
           Foreign currency swaps                             (24.3)          (30.9)           (11.8)          (11.8)
           Futures contracts                                  (16.0)          (16.0)             1.3             1.3
         --------------------------------------------------------------------------------------------------------------

(9)      RISK DISCLOSURES

              The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $360.6 million extending into 2001 were outstanding as of December 31, 2000. The Company also had $55.6 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2000.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2000, NLIC's credit risk from these derivative financial instruments was $44.8 million.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 22% (23% in 1999) in any geographic area and no more than 1% (2% in 1999) with any one borrower as of December 31, 2000. As of December 31, 2000, 36% (39% in 1999) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         REINSURANCE: The Company has entered into reinsurance contracts to cede a portion of its individual annuity business to The Franklin Life Insurance Company (Franklin) and beginning in 2000 with Security Benefit Life Insurance Company (SBL). Total recoveries due from Franklin were $97.7 million and $143.6 million as of December 31, 2000 and 1999, respectively, while amounts due from SBL totaled $45.4 million at December 31, 2000. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin and SBL have each established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% and 100% of the reinsured reserves for Franklin and SBL, respectively.

(10)     PENSION PLAN AND POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Pension cost (benefit) charged to operations by the Company during the years ended December 31, 2000, 1999 and 1998 were $1.9 million, $(8.3) million and $2.0 million, respectively. The Company has recorded a prepaid pension asset of $13.6 million and $13.3 million as of December 31, 2000 and 1999, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 2000 and 1999 was $51.0 million and $49.6 million, respectively and the net periodic postretirement benefit cost (NPPBC) for 2000, 1999 and 1998 was $3.8 million, $4.9 million and $4.1 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2000 and 1999 follows:

                                                                        Pension Benefits          Postretirement Benefits
                                                                   ----------------------------  ---------------------------
         (in millions)                                                   2000         1999            2000          1999
         ===================================================================================================================
         Change in benefit obligation:
         Benefit obligation at beginning of year                     $ 1,811.4     $ 2,185.0      $    239.8    $    270.1
         Service cost                                                     81.4          80.0            12.2          14.2
         Interest cost                                                   125.3         109.9            18.7          17.6
         Actuarial loss (gain)                                            34.8         (95.0)           16.1         (64.4)
         Plan settlement                                                   --         (396.1)            --           --
         Benefits paid                                                   (71.2)        (72.4)          (10.4)        (11.0)
         Acquired companies                                                --            --              --           13.3
         -------------------------------------------------------------------------------------------------------------------
         Benefit obligation at end of year                             1,981.7       1,811.4           276.4         239.8
         -------------------------------------------------------------------------------------------------------------------

         Change in plan assets:
         Fair value of plan assets at beginning of year                2,247.6       2,541.9            91.3          77.9
         Actual return on plan assets                                    140.9         161.8            12.2           3.5
         Employer contribution                                             --           12.4            26.3          20.9
         Plan curtailment in 2000/settlement in 1999                      19.8        (396.1)            --            --
         Benefits paid                                                   (71.2)        (72.4)          (10.4)        (11.0)
         -------------------------------------------------------------------------------------------------------------------
         Fair value of plan assets at end of year                      2,337.1       2,247.6           119.4          91.3
         -------------------------------------------------------------------------------------------------------------------

         Funded status                                                   355.4         436.2          (157.0)       (148.5)
         Unrecognized prior service cost                                  25.0          28.2             --            --
         Unrecognized net gains                                         (311.7)       (402.0)          (34.1)        (46.7)
         Unrecognized net (asset) obligation at transition                (6.4)         (7.7)            1.0           1.1
         -------------------------------------------------------------------------------------------------------------------
         Prepaid (accrued) benefit cost                              $    62.3     $    54.7      $   (190.1)   $   (194.1)
         ===================================================================================================================

         Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                                       Pension Benefits          Postretirement Benefits
                                                                  ---------------------------   ---------------------------
                                                                      2000          1999            2000          1999
        ===================================================================================================================

        Weighted average discount rate                               6.75%         7.00%             7.50%         7.80%
        Rate of increase in future compensation levels               5.00%         5.25%              --            --
        Assumed health care cost trend rate:
              Initial rate                                             --            --             15.00%        15.00%
              Ultimate rate                                            --            --              5.50%        5.50%
              Uniform declining period                                 --            --             5 Years       5 Years
        -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2000, 1999 and 1998 were as follows:

         (in millions)                                                  2000            1999            1998
         =========================================================================================================

         Service cost (benefits earned during the period)              $    81.4        $   80.0        $   87.6
         Interest cost on projected benefit obligation                     125.3           109.9           123.4
         Expected return on plan assets                                   (184.5)         (160.3)         (159.0)
         Recognized gains                                                  (11.8)           (9.1)           (3.8)
         Amortization of prior service cost                                  3.2             3.2             3.2
         Amortization of unrecognized transition obligation (asset)         (1.3)           (1.4)            4.2
         ---------------------------------------------------------------------------------------------------------
                                                                       $    12.3        $   22.3        $   55.6
         =========================================================================================================

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide and employees of WSC ended participation in the plan resulting in a curtailment gain of $67.1 million. During 1999, the Plan transferred assets to settle its obligation related to WSC employees, resulting in a gain of $32.9 million. The spin-off of liabilities and assets was completed in the year 2000, resulting in an adjustment to the curtailment gain of $19.8 million.

         Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

                                                                                    2000          1999          1998
         ================================================================================================================

         Weighted average discount rate                                             7.00%         6.08%         6.00%
         Rate of increase in future compensation levels                             5.25%         4.33%         4.25%
         Expected long-term rate of return on plan assets                           8.25%         7.33%         7.25%
         ----------------------------------------------------------------------------------------------------------------

         The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2000,
         1999 and 1998 were as follows:


         (in millions)                                                              2000          1999          1998
         ================================================================================================================
         Service cost (benefits attributed to employee service during the year)     $ 12.2        $ 14.2       $   9.8
         Interest cost on accumulated postretirement benefit obligation               18.7          17.6          15.4
         Expected return on plan assets                                               (7.9)         (4.8)         (4.4)
         Amortization of unrecognized transition obligation of affiliates              0.6           0.6           0.2
         Net amortization and deferral                                                (1.3)         (0.5)          0.6
         ----------------------------------------------------------------------------------------------------------------
                                                                                    $ 22.3        $ 27.1        $ 21.6
         ================================================================================================================


         Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2000, 1999 and 1998 were as follows:

                                                                                    2000          1999          1998
         ================================================================================================================

         Discount rate                                                              7.80%         6.65%         6.70%
         Long-term rate of return on plan assets, net of tax in 1999 and 1998       8.30%         7.15%         5.83%
         Assumed health care cost trend rate:
            Initial rate                                                           15.00%        15.00%        12.00%
            Ultimate rate                                                           5.50%         5.50%         6.00%
            Uniform declining period                                               5 Years       5 Years      12 Years
         ----------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2000 and on the NPPBC for the year ended December 31, 2000 was not calculated.

(11) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 2000, 1999 and 1998 was $1.28 billion, $1.35 billion and $1.32 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2000, 1999 and 1998 was $158.7 million, $276.2 million and $171.0 million, respectively.

         The NAIC completed a project to codify statutory accounting principles (Codification), which is effective January 1, 2001 for NLIC and its insurance company subsidiary. The resulting change to NLIC's January 1, 2001 surplus was an increase of approximately $80.0 million. The significant change for NLIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2000 no dividends could be paid by NLIC without prior approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(12)     TRANSACTIONS WITH AFFILIATES

         During second quarter 1999, the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to net income in 1999.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 2000, 1999 and 1998 were $170.1 million, $193.0 million, and $216.9 million, respectively, while benefits, claims and expenses ceded were $168.0 million, $197.3 million and $259.3 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2000, 1999 and 1998, the Company made payments to NMIC and Nationwide Services Company totaling $150.3 million, $124.1 million, and $95.0 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2000, 1999 and 1998, the Company made lease payments to NMIC and its subsidiaries of $14.1 million, $9.9 million and $8.0 million, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus a price differential. Transactions under the agreements during 2000, 1999 and 1998 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $321.1 million and $411.7 million as of December 31, 2000 and 1999, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 2000 were $65.0 million, $79.7 million and $74.9 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(13)     BANK LINES OF CREDIT

         Also available as a source of funds to the Company is a $1 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five year $700 million agreement and a 364 day $300 million agreement with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that NLIC maintain statutory surplus in excess of $935 million. The Company had no amounts outstanding under this agreement as of December 31, 2000. Of the total facility, $300 million is designated to back NLIC's $300 million commercial paper program. Therefore, borrowing capacity under this facility would be reduced by the amount of any commercial paper outstanding.

(14)     CONTINGENCIES

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(15)     SEGMENT INFORMATION

         The Company has redefined its business segments in order to align this disclosure with the way management currently views its core operations. This updated view better reflects the different economics of the Company's various businesses and also aligns well with the current market focus. As a result, the Company now reports three product segments: Individual Annuity, Institutional Products and Life Insurance. In addition, the Company reports certain other revenues and expenses in a Corporate segment. All 1999 and 1998 amounts have been restated to reflect the new business segments.

         The Individual Annuity segment consists of both variable and fixed annuity contracts. Individual annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for a prescribed period. The Company's individual annuity products consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities.

         The Institutional Products segment is comprised of the Company's group pension and payroll deduction business, both public and private sectors, and medium-term note program. The public sector includes the 457 business in the form of fixed and variable annuities. The private sector includes the 401(k) business generated through fixed and variable annuities.

         The Life Insurance segment consists of insurance products, including universal life insurance, corporate-owned life insurance and bank-owned life insurance products, which provide a death benefit and also allow the customer to build cash value on a tax-advantaged basis.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, certain revenues and expenses of the Company's investment advisory and broker/dealer subsidiary, unallocated expenses and interest expense on short-term borrowings. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments in the Corporate segment.

         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 2000, 1999 and 1998.

                                                          Individual    Institutional      Life
         (in millions)                                      Annuity       Products       Insurance   Corporate     Total
         ===================================================================================================================
         2000:
         Net investment income                            $   483.2     $   827.4     $   289.2    $    55.1     $ 1,654.9
         Other operating revenue                              625.9         251.6         453.9         17.0       1,348.4
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                      1,109.1       1,079.0         743.1         72.1       3,003.3
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                  396.4         628.8         157.2         --         1,182.4
         Amortization of deferred policy
            acquisition costs                                 238.7          49.2          64.2         --           352.1
         Interest expense on short-term
            borrowings                                         --            --            --            1.3           1.3
         Other benefits and expenses                          192.3         170.3         368.8         33.7         765.1
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                    827.4         848.3         590.2         35.0       2,300.9
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax                                281.7         230.7         152.9         37.1         702.4
         Realized losses on investments                        --            --            --          (19.4)        (19.4)
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                            $   281.7     $   230.7     $   152.9    $    17.7     $   683.0
         ===================================================================================================================

         Assets as of year end                            $45,422.5     $37,217.3     $ 8,103.3    $ 1,824.2     $92,567.3
         -------------------------------------------------------------------------------------------------------------------

         1999:
         Net investment income                            $   458.9     $   771.2     $   253.1    $    37.6     $ 1,520.8
         Other operating revenue                              511.4         211.9         393.0         66.1       1,182.4
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                        970.3         983.1         646.1        103.7       2,703.2
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                  384.9         580.9         130.5         --         1,096.3
         Amortization of deferred policy
            acquisition costs                                 170.9          41.6          60.1         --           272.6
         Other benefits and expenses                          155.3         142.8         334.7         83.4         716.2
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                    711.1         765.3         525.3         83.4       2,085.1
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax                                259.2         217.8         120.8         20.3         618.1
         Realized losses on investments                        --            --            --          (11.6)        (11.6)
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                            $   259.2     $   217.8     $   120.8    $     8.7     $   606.5
         ===================================================================================================================

         Assets as of year end                            $45,667.8     $39,045.1     $ 6,616.7    $ 1,346.3     $92,675.9
         -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


                                                            Individual    Institutional     Life
         (in millions)                                        Annuity        Products     Insurance   Corporate     Total
         ===================================================================================================================
         1998:
         Net investment income                              $   431.7     $   784.7     $   225.6    $    39.6    $ 1,481.6
         Other operating revenue                                412.6         167.8         318.5         66.8        965.7
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                          844.3         952.5         544.1        106.4      2,447.3
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                    357.9         595.7         115.4         --        1,069.0
         Amortization of deferred policy
            acquisition costs                                   129.2          38.9          46.4         --          214.5
         Other benefits and expenses                            125.7         137.5         293.5         78.4        635.1
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                      612.8         772.1         455.3         78.4      1,918.6
         -------------------------------------------------------------------------------------------------------------------
         Operating income before federal
             income tax                                         231.5         180.4          88.8         28.0        528.7
         Realized gains on investments                           --            --            --           28.4         28.4
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                              $   231.5     $   180.4     $    88.8    $    56.4    $   557.1
         ===================================================================================================================

         Assets as of year end                              $36,641.8     $30,618.4     $ 5,187.6    $ 1,894.3    $74,342.1
         -------------------------------------------------------------------------------------------------------------------

         ----------
         1     Excludes net realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

                         PART I - FINANCIAL INFORMATION

ITEM 1         UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)



                        Consolidated Statements of Income
                                   (Unaudited)
                                  (in millions)

                                                                         THREE MONTHS ENDED            NINE MONTHS ENDED
                                                                           SEPTEMBER 30,                 SEPTEMBER 30,
                                                                     ---------------------------------------------------------
                                                                         2001          2000            2001          2000
==============================================================================================================================

REVENUES
  Policy charges                                                     $    243.9    $    284.8      $    768.0    $    823.5
  Life insurance premiums                                                  59.4          51.7           189.8         180.7
  Net investment income                                                   435.0         412.6         1,286.8       1,229.6
  Net realized gains (losses) on investments, hedging instruments
     and hedged items                                                      36.7          (2.1)           34.9         (15.9)
  Other                                                                     3.3           3.6            12.4          12.8
------------------------------------------------------------------------------------------------------------------------------
                                                                          778.3         750.6         2,291.9       2,230.7
------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
  Interest credited to policyholder account balances                      314.8         292.4           923.9         876.9
  Other benefits and claims                                                66.8          56.2           209.0         185.2
  Policyholder dividends on participating policies                          9.5           8.3            31.1          31.8
  Amortization of deferred policy acquisition costs                        85.2          91.6           265.2         263.7
  Interest expense on short-term borrowings                                 0.8           -               4.7           -
  Other operating expenses                                                109.8         125.2           327.3         365.7
------------------------------------------------------------------------------------------------------------------------------
                                                                          586.9         573.7         1,761.2       1,723.3
------------------------------------------------------------------------------------------------------------------------------

  Income before federal income tax expense and cumulative effect
   of adoption of accounting principles                                   191.4         176.9           530.7         507.4
Federal income tax expense                                                 52.8          50.9           141.9         157.2
------------------------------------------------------------------------------------------------------------------------------
  Income before cumulative effect of adoption of accounting
   principles                                                             138.6         126.0           388.8         350.2
Cumulative effect of adoption of accounting principles, net of tax          -             -              (7.1)          -
------------------------------------------------------------------------------------------------------------------------------
  Net income                                                         $    138.6    $    126.0      $    381.7    $    350.2
==============================================================================================================================



See accompanying notes to unaudited consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets
                     (in millions, except per share amounts)

                                                                                           (UNAUDITED)
                                                                                          SEPTEMBER 30,       DECEMBER 31,
                                                                                               2001               2000
==============================================================================================================================

ASSETS
Investments:
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $16,964.3 in 2001; $15,245.8 in 2000)             $      17,573.4     $      15,443.0
      Equity securities (cost $106.3 in 2001; $103.5 in 2000)                                      96.5               109.0
   Mortgage loans on real estate, net                                                           6,809.7             6,168.3
   Real estate, net                                                                               191.3               310.7
   Policy loans                                                                                   586.8               562.6
   Other long-term investments                                                                    117.9               101.8
   Short-term investments                                                                         771.2               442.6
------------------------------------------------------------------------------------------------------------------------------
                                                                                               26,146.8            23,138.0
------------------------------------------------------------------------------------------------------------------------------

Cash                                                                                               24.9                18.4
Accrued investment income                                                                         308.0               251.4
Deferred policy acquisition costs                                                               3,035.1             2,865.6
Other assets                                                                                      753.1               396.7
Assets held in separate accounts                                                               54,526.6            65,897.2
------------------------------------------------------------------------------------------------------------------------------
                                                                                        $      84,794.5     $      92,567.3
==============================================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                       $      24,764.0     $      22,183.6
Short-term borrowings                                                                              25.0               118.7
Other liabilities                                                                               1,743.5             1,164.9
Liabilities related to separate accounts                                                       54,526.6            65,897.2
------------------------------------------------------------------------------------------------------------------------------
                                                                                               81,059.1            89,364.4
------------------------------------------------------------------------------------------------------------------------------

Shareholder's equity:
  Capital shares, $1 par value.  Authorized 5.0 million shares, issued and
    outstanding 3.8 million shares                                                                  3.8                 3.8
  Additional paid-in capital                                                                      646.1               646.1
  Retained earnings                                                                             2,783.0             2,436.3
  Accumulated other comprehensive income                                                          302.5               116.7
------------------------------------------------------------------------------------------------------------------------------
                                                                                                3,735.4             3,202.9
------------------------------------------------------------------------------------------------------------------------------
                                                                                        $      84,794.5     $      92,567.3
==============================================================================================================================



See accompanying notes to unaudited consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity
                                   (Unaudited)
                  Nine Months Ended September 30, 2001 and 2000
                                  (in millions)

                                                                                                 ACCUMULATED
                                                                 ADDITIONAL                         OTHER             TOTAL
                                                     COMMON       PAID-IN        RETAINED       COMPREHENSIVE     SHAREHOLDER'S
                                                      STOCK       CAPITAL        EARNINGS       INCOME (LOSS)         EQUITY
==================================================================================================================================

Balance as of January 1, 2000                      $     3.8    $    766.1    $    2,011.0    $       (15.9)    $      2,765.0

Comprehensive income:
  Net income                                             -             -             350.2              -                350.2
  Net unrealized gains on securities available-for-
     sale arising during the period, net of tax          -             -               -               45.5               45.5
                                                                                                                 -----------------
Total comprehensive income                                                                                               395.7
Dividends to shareholder                                 -             -             (90.0)             -                (90.0)
----------------------------------------------------------------------------------------------------------------------------------
Balance as of September 30, 2000                   $     3.8    $    766.1    $    2,271.2    $        29.6     $      3,070.7
==================================================================================================================================

BALANCE AS OF JANUARY 1, 2001                      $     3.8    $    646.1    $    2,436.3    $       116.7     $      3,202.9

Comprehensive income:
  Net income                                             -             -             381.7              -                381.7
  Net unrealized gains on securities available-for-
     sale arising during the period, net of tax          -             -               -              176.1              176.1
  Cumulative effect of adoption of accounting
     principles, net of tax                              -             -               -                5.9                5.9
  Accumulated net gains on cash flow hedges,
     net of tax                                          -             -               -                3.8                3.8
                                                                                                                 -----------------
Total comprehensive income                                                                                               567.5
Dividends to shareholder                                 -             -             (35.0)             -                (35.0)
----------------------------------------------------------------------------------------------------------------------------------
BALANCE AS OF SEPTEMBER 30, 2001                   $     3.8    $    646.1    $    2,783.0    $       302.5     $      3,735.4
==================================================================================================================================


See accompanying notes to unaudited consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)


                      Consolidated Statements of Cash Flows
                                   (Unaudited)
                  Nine Months Ended September 30, 2001 and 2000
                                  (in millions)

                                                                                                2001              2000
============================================================================================================================
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                                 $      381.7      $     350.2
Adjustments to reconcile net income to net cash provided by operating activities:
  Interest credited to policyholder account balances                                              923.9            876.9
  Capitalization of deferred policy acquisition costs                                            (556.9)          (586.8)
  Amortization of deferred policy acquisition costs                                               265.2            263.7
  Amortization and depreciation                                                                   (23.4)            (7.4)
  Realized (gains) losses on investments, hedging instruments and hedged items                    (34.9)            15.9
  Cumulative effect of adoption of accounting principles                                           10.9              -
  Increase in accrued investment income                                                           (56.6)            (9.2)
  Increase in other assets                                                                       (186.8)           (53.3)
  Increase in policy liabilities                                                                   21.1              0.5
  Increase in other liabilities                                                                   248.6            269.7
  Other, net                                                                                        2.4             27.4
----------------------------------------------------------------------------------------------------------------------------
    Net cash provided by operating activities                                                     995.2          1,147.6
----------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from maturity of securities available-for-sale                                         3,076.6          2,479.2
Proceeds from sale of securities available-for-sale                                               247.7            432.3
Proceeds from repayments of mortgage loans on real estate                                         639.8            609.4
Proceeds from sale of real estate                                                                 168.5              2.2
Proceeds from repayments of policy loans and sale of other invested assets                         57.3             17.2
Cost of securities available-for-sale acquired                                                 (4,958.7)        (2,345.8)
Cost of mortgage loans on real estate acquired                                                 (1,246.8)          (950.1)
Cost of real estate acquired                                                                       (0.3)            (6.1)
Short-term investments, net                                                                      (328.6)          (197.3)
Other, net                                                                                       (150.9)          (116.8)
----------------------------------------------------------------------------------------------------------------------------
    Net cash used in investing activities                                                      (2,495.4)           (75.8)
----------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds from issuance of short-term borrowings                                               (93.7)             -
Cash dividends paid                                                                               (35.0)          (140.0)
Increase in investment and universal life insurance product account balances                    4,517.3          3,609.4
Decrease in investment and universal life insurance product account balances                   (2,881.9)        (4,544.0)
----------------------------------------------------------------------------------------------------------------------------
    Net cash provided by (used in) financing activities                                         1,506.7         (1,074.6)
----------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in cash                                                                     6.5             (2.8)

Cash, beginning of period                                                                          18.4              4.8
----------------------------------------------------------------------------------------------------------------------------
Cash, end of period                                                                        $       24.9      $       2.0
============================================================================================================================

See accompanying notes to unaudited consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Nationwide Financial Services, Inc.)


              Notes to Unaudited Consolidated Financial Statements
                      Nine Months Ended September 30, 2001


(1)      Basis of Presentation
         ---------------------

         The accompanying unaudited consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (NLIC or collectively, the Company) have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which differ from statutory accounting practices prescribed or permitted by regulatory authorities, for interim financial information and with the instructions to Form 10-Q and
         Article 10 of Regulation S-X. Accordingly, they do not include all information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements. The financial information included herein reflects all adjustments (all of which are normal and recurring in nature) which are, in the opinion of management, necessary for a fair presentation of financial position and results of operations. Operating results for all periods presented are not necessarily indicative of the results that may be expected for the full year. All significant intercompany balances and transactions have been eliminated. The accompanying unaudited consolidated financial statements should be read in conjunction with the audited consolidated financial statements and related notes for the year ended December 31, 2000 included in the Company's annual report on Form 10-K.

(2)      New Accounting Principles
         -------------------------

         In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133, and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, was adopted by the Company effective January 1, 2001.

         SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

         As of January 1, 2001, the Company had $755.4 million notional amount of freestanding derivatives with a market value of ($7.0) million. All other derivatives qualified for hedge accounting under SFAS 133. The adoption of SFAS 133 resulted in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) was recorded in accumulated other comprehensive income at January 1, 2001. The adoption of SFAS 133 resulted in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million. Further, the adoption of SFAS 133 resulted in the Company reporting total derivative instrument assets and liabilities of $44.8 million and $107.1 million, respectively, as of January 1, 2001.

         The Company expects that the adoption of SFAS 133 will increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

         Notes to Unaudited Consolidated Financial Statements, Continued

         In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). The Company adopted EITF 99-20 on April 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, net of tax, upon adoption of EITF 99-20 on April 1, 2001 decreased net income by $2.3 million with a corresponding increase to accumulated other comprehensive income.

         In July 2001, the FASB issued Statement of Financial Accounting Standards No. 141, Business Combinations (SFAS 141) and Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets (SFAS 142).

         SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001 and the use of the pooling-of-interests method has been eliminated.

         SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets, and will carry forward provisions in Opinion 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The amortization of goodwill from past business combinations will cease upon adoption of this statement, which will be January 1, 2002 for the Company. Companies will also be required to evaluate all existing goodwill and intangible assets with indefinite lives for impairment within six months of adoption. Any transitional impairment losses will be recognized in the first interim period in the year of adoption and will be recognized as the effect of a change in accounting principle.

         The Company does not expect any material impact of adopting SFAS 141 and SFAS 142 on the results of operations and financial position.

         In October 2001, the FASB issued Statement of Financial Accounting Standards No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions. SFAS 144 is effective for fiscal years beginning after December 15, 2001 (January 1, 2002 for the Company) and will carry forward many of the provisions of SFAS 121 and Opinion 30. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. Management does not expect the adoption of SFAS 144 to have a material impact on the results of operations or financial position of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

         Notes to Unaudited Consolidated Financial Statements, Continued


(3)      Derivatives
         -----------

         QUALITATIVE DISCLOSURE

         Interest Rate Risk Management

         The Company is exposed to changes in the fair value of fixed rate investments (commercial mortgage loans and corporate bonds) due to changes in interest rates. To manage this risk, the Company enters into various types of derivative instruments to minimize fluctuations in fair values resulting from changes in interest rates. The Company principally uses interest rate swaps and short Eurodollar futures to manage this risk.

         Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments, thereby creating floating rate investments.

         Short Eurodollar futures change the fixed rate cash flow exposure to variable rate cash flows. With short Eurodollar futures, if interest rates rise (fall), the gains (losses) on the futures adjust the fixed rate income on the investments, thereby creating floating rate investments.

         As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of the commitment due to changes in interest rates during the commitment period. To manage this risk, the Company enters into short Treasury futures.

         With short Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment.

         Floating rate investments (commercial mortgage loans and corporate bonds) expose the Company to fluctuations in cash flow and investment income due to changes in interest rates. To manage this risk, the Company enters into receive fixed, pay variable over-the-counter interest rate swaps or long Eurodollar futures strips to convert the variable rate investments to a fixed rate.

         In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments, thereby creating fixed rate assets.

         The long Eurodollar futures change the variable rate cash flow exposure to fixed rate cash flows. With long Eurodollar futures, if interest rates rise (fall), the losses (gains) on the futures are used to reduce the variable rate income on the investments, thereby creating fixed rate investments.

         Foreign Currency Risk Management

         In conjunction with the Company's medium-term note programs, from time to time, the Company issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a variable US dollar rate.

         For a fixed rate liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency, and pay a variable US dollar rate, generally 3-month libor. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate, in the foreign currency, and pay a variable US dollar rate, generally 3-month libor.

         The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and interest rates. To manage this risk, the Company uses cross-currency interest rate swaps to convert these assets to variable US dollar rate instruments.

         Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable US dollar rate, generally 3-month libor.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

         Notes to Unaudited Consolidated Financial Statements, Continued


         Non-Hedging Derivatives

         The Company may enter into over-the-counter basis swaps (receive one variable rate, pay another variable rate) to change the rate characteristics of a specific investment to better match the variable rate paid on a liability. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company may not be able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps may not receive hedge accounting treatment.

         QUANTITATIVE DISCLOSURE

         Fair Value Hedges

         Changes in the fair value of derivative instruments designated as fair value hedges, and the corresponding changes in the fair value of the hedged asset or liability, attributable to the risk being hedged, are included in net realized gains and losses on investments, hedging instruments and hedged items in the consolidated statements of income. Amounts receivable or payable under interest rate swaps are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item.

         During the three and nine months ended September 30, 2001, losses of $4.2 million and $3.2 million, respectively, were recognized in net realized gains and losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instrument's change in value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

         Cash Flow Hedges

         Changes in the fair value of derivative instruments designated as cash flow hedges are reported in accumulated other comprehensive income
         (AOCI). Amounts receivable or payable under interest rate swaps are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. In the event that a derivative instrument was liquidated and the hedged item remained on the books, the gain or loss on the derivative would be reclassified out of AOCI over the life of the underlying asset. The Company is not anticipating any reclassifications out of AOCI over the next 12-month period.

         The ineffective portion of cash flow hedges is included in net realized gains and losses on investments, hedging instruments and hedged items in the consolidated statements of income. For the three months ended September 30, 2001, the ineffective portion of cash flow hedges was less than $0.1 million. There were no gains or losses attributable to the portion of the derivative instruments' change in value excluded from the assessment of hedge effectiveness.

         Other Derivative Instruments, Including Embedded Derivatives

         Net realized gains and losses on investments, hedging instruments and hedged items for the three and nine months ended September 30, 2001 include a gain of $0.4 million and a loss of $1.4 million, respectively, related to other derivative instruments, including embedded derivatives. For the three and nine months ended September 30, 2001 a $50.6 million gain and a $14.2 million loss, respectively, were recorded on the change in value of cross-currency interest rate swaps hedging variable rate medium-term notes denominated in foreign currencies. An offsetting loss of $50.4 million and a gain of $12.6 million were recorded to reflect the change in spot rates during the three and nine months ended September 30, 2001 on these variable rate liabilities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

         Notes to Unaudited Consolidated Financial Statements, Continued


(4)      Comprehensive Income (Loss)
         ---------------------------

         Comprehensive income (loss) includes net income as well as certain items that are reported directly within a separate component of shareholder's equity that bypass net income. Other comprehensive income
         (loss) is comprised of unrealized gains (losses) on securities available-for-sale and accumulated net gains on cash flow hedges. The related before and after federal income tax amounts are as follows:

                                                                       THREE MONTHS ENDED            NINE MONTHS ENDED
                                                                         SEPTEMBER 30,                  SEPTEMBER 30,
           -------------------------------------------------------------------------------------------------------------------
           (in millions)                                            2001            2000            2001            2000
           ===================================================================================================================

           Unrealized gains (losses) on securities
            available-for-sale arising during the period:
                Transition adjustment - EITF 99-20              $      -        $      -        $      3.5     $      -
                Gross                                                229.3           116.0           381.4            86.6
                Adjustment to deferred policy acquisition costs      (78.1)          (34.9)         (122.2)          (25.8)
                Related federal income tax expense                   (52.9)          (28.4)          (91.9)          (21.3)
           -------------------------------------------------------------------------------------------------------------------
                     Net                                              98.3            52.7           170.8            39.5
           -------------------------------------------------------------------------------------------------------------------

           Reclassification adjustment for net losses (gains)
              on securities available-for-sale realized during
              the period:
                Gross                                                  6.4            (2.9)           11.7             9.2
                Related federal income tax (benefit) expense          (2.2)            1.0            (4.1)           (3.2)
           -------------------------------------------------------------------------------------------------------------------
                     Net                                               4.2            (1.9)            7.6             6.0
           -------------------------------------------------------------------------------------------------------------------

           Other comprehensive income on securities
               available-for-sale                                    102.5            50.8           178.4            45.5
           -------------------------------------------------------------------------------------------------------------------

           Accumulated net gain on cash flow hedges:
                 Transition adjustment - FAS 133                       -               -               5.6             -
                 Gross                                                 5.0             -               5.8             -
                 Related federal income tax expense                   (1.8)            -              (4.0)            -
           -------------------------------------------------------------------------------------------------------------------
                      Other comprehensive income on cash
                         flow hedges                                   3.2             -               7.4             -
           -------------------------------------------------------------------------------------------------------------------

           Total Other Comprehensive Income                    $     105.7      $     50.8      $    185.8  $         45.5
           ===================================================================================================================

(5)      Segment Disclosures
         -------------------

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Individual Annuity, Institutional Products and Life Insurance.

         The Individual Annuity segment consists of both variable and fixed annuity contracts. Individual annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for a prescribed period. The Company's individual annuity products consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

         Notes to Unaudited Consolidated Financial Statements, Continued


         The Institutional Products segment is comprised of the Company's group pension and payroll deduction business, both public and private sectors, and medium-term note programs. The public sector includes the 457 business in the form of fixed and variable annuities. The private sector includes the 401(k) business generated through fixed and variable annuities.

         The Life Insurance segment consists of insurance products, including universal life insurance, corporate-owned life insurance (COLI) and bank-owned life insurance (BOLI) products, which provide a death benefit and also allow the customer to build cash value on a tax-advantaged basis.

         In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, certain revenues and expenses of the Company's broker/dealer subsidiary, unallocated expenses and interest expense on short-term borrowings. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments, hedging instruments and hedged items in the Corporate segment.

         The following table summarizes the financial results of the Company's business segments for the three months ended September 30, 2001 and 2000.

                                                INDIVIDUAL    INSTITUTIONAL        LIFE
         (in millions)                           ANNUITY         PRODUCTS       INSURANCE       CORPORATE        TOTAL
         ===================================================================================================================

         2001
         Net investment income                 $     135.7    $      211.8    $       80.7    $        6.8   $      435.0
         Other operating revenue                     134.4            47.3           121.6             3.3          306.6
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)               270.1           259.1           202.3            10.1          741.6
         -------------------------------------------------------------------------------------------------------------------

         Interest credited to policyholder
            account balances                         111.0           159.2            44.6             -            314.8
         Amortization of deferred policy
            acquisition costs                         53.0            10.4            21.8             -             85.2
         Interest expense on short-term
            borrowings                                 -               -               -               0.8            0.8
         Other benefits and expenses                  52.7            40.5            92.5             0.4          186.1
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                           216.7           210.1           158.9             1.2          586.9
         -------------------------------------------------------------------------------------------------------------------

         Operating income before federal
            income tax expense(1)                     53.4            49.0            43.4             8.9          154.7
         Net realized gains on investments,
            hedging instruments and hedged
            items                                      -               -               -              36.7           36.7
         -------------------------------------------------------------------------------------------------------------------

         Income before federal income tax
            expense and cumulative effect of
            adoption of accounting principles  $      53.4    $       49.0    $       43.4    $       45.6   $      191.4
         ===================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

         Notes to Unaudited Consolidated Financial Statements, Continued

                                                INDIVIDUAL    INSTITUTIONAL        LIFE
         (in millions)                           ANNUITY         PRODUCTS       INSURANCE       CORPORATE        TOTAL
         ===================================================================================================================

         2000
         Net investment income                $      119.5    $      203.7    $       73.5    $       15.9   $      412.6
         Other operating revenue                     153.6            68.9           114.0             3.6          340.1
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)               273.1           272.6           187.5            19.5          752.7
         -------------------------------------------------------------------------------------------------------------------

         Interest credited to policyholder
            account balances                          98.8           153.6            40.0             -            292.4
         Amortization of deferred policy
            acquisition costs                         60.9            15.2            15.5             -             91.6
         Other benefits and expenses                  41.6            46.0            92.9             9.2          189.7
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                           201.3           214.8           148.4             9.2          573.7
         -------------------------------------------------------------------------------------------------------------------

         Operating income before federal
            income tax expense(1)                     71.8            57.8            39.1            10.3          179.0
         Net realized losses on investments,
            hedging instruments and hedged
            items                                      -               -               -              (2.1)          (2.1)
         -------------------------------------------------------------------------------------------------------------------

         Income (loss) before federal
            income tax expense and
            cumulative effect of adoption of
            accounting principles             $       71.8    $       57.8    $       39.1    $        8.2   $      176.9
         ===================================================================================================================

         --------------

         (1) Excludes net realized gains and losses on investments, hedging instruments and hedged items.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

         Notes to Unaudited Consolidated Financial Statements, Continued


         The following table summarizes the financial results of the Company's business segments for the nine months ended September 30, 2001 and 2000.

                                                INDIVIDUAL    INSTITUTIONAL        LIFE
         (in millions)                           ANNUITY         PRODUCTS       INSURANCE       CORPORATE        TOTAL
         ===================================================================================================================
         2001
         Net investment income                  $    387.3    $      635.3    $      241.7    $       22.5   $    1,286.8
         Other operating revenue                     422.8           158.6           376.7            12.1          970.2
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)               810.1           793.9           618.4            34.6        2,257.0
         -------------------------------------------------------------------------------------------------------------------

         Interest credited to policyholder
            account balances                         316.4           476.0           131.5             -            923.9
         Amortization of deferred policy
            acquisition costs                        164.2            36.2            64.8             -            265.2
         Interest expense on short-term
            borrowings                                 -               -               -               4.7            4.7
         Other benefits and expenses                 152.4           123.3           286.2             5.5          567.4
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                           633.0           635.5           482.5            10.2        1,761.2
         -------------------------------------------------------------------------------------------------------------------

         Operating income before federal
            income tax expense(1)                    177.1           158.4           135.9            24.4          495.8
         Net realized gains on investments,
            hedging instruments and hedged
            items                                      -               -               -              34.9           34.9
         -------------------------------------------------------------------------------------------------------------------

         Income before federal income tax
            expense and cumulative effect of
            adoption of accounting principles   $    177.1    $      158.4    $      135.9    $       59.3   $      530.7
         ===================================================================================================================

         Assets as of period end                $ 39,944.9    $   33,120.7    $    8,548.1    $    3,180.8   $   84,794.5
         ===================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

         Notes to Unaudited Consolidated Financial Statements, Continued


                                                INDIVIDUAL    INSTITUTIONAL        LIFE
         (in millions)                           ANNUITY         PRODUCTS       INSURANCE       CORPORATE        TOTAL
         ===================================================================================================================
         2000
         Net investment income                $      361.1    $      612.2    $      214.2    $       42.1   $    1,229.6
         Other operating revenue                     476.0           192.7           335.5            12.8        1,017.0
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)               837.1           804.9           549.7            54.9        2,246.6
         -------------------------------------------------------------------------------------------------------------------

         Interest credited to policyholder
            account balances                         296.8           465.5           114.6             -            876.9
         Amortization of deferred policy
            acquisition costs                        175.1            39.2            49.4             -            263.7
         Other benefits and expenses                 150.6           127.4           276.8            27.9          582.7
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                           622.5           632.1           440.8            27.9        1,723.3
         -------------------------------------------------------------------------------------------------------------------

         Operating income before federal
            income tax expense(1)                    214.6           172.8           108.9            27.0          523.3
         Net realized losses on investments,
            hedging instruments and hedged
            items                                      -               -               -             (15.9)         (15.9)
         -------------------------------------------------------------------------------------------------------------------

         Income before federal income tax
            expense and cumulative effect of
            adoption of accounting principles $      214.6    $      172.8    $      108.9    $       11.1   $      507.4
         ===================================================================================================================

         Assets as of period end              $   47,255.8    $   40,005.9    $    7,939.0    $    2,486.5   $   97,687.2
         ===================================================================================================================

         ----------
         (1) Excludes net realized gains and losses on investments, hedging instruments and hedged items.

(6)      Contingencies
         --------------

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

ITEM 2        MANAGEMENT'S NARRATIVE ANALYSIS OF THE RESULTS OF OPERATIONS

              INTRODUCTION

              The following analysis of unaudited consolidated results of operations of the Company should be read in conjunction with the unaudited consolidated financial statements and related notes included elsewhere herein.

              Management's discussion and analysis contains certain forward-looking statements within the meaning of the Private Securities Litigation Reform Act of 1995 with respect to the results of operations and businesses of the Company. These forward-looking statements involve certain risks and uncertainties. Factors that may cause actual results to differ materially from those contemplated or projected, forecast, estimated or budgeted in such forward looking statements include, among others, the following possibilities: (i) the potential impact on the Company's reported net income that could result from the adoption of certain accounting standards issued by the Financial Accounting Standards Board; (ii) tax law changes impacting the tax treatment of life insurance and investment products; (iii) heightened competition, including specifically the intensification of price competition, the entry of new competitors and the development of new products by new and existing competitors; (iv) adverse state and federal legislation and regulation, including limitations on premium levels, increases in minimum capital and reserves, and other financial viability requirements; (v) failure to expand distribution channels in order to obtain new customers or failure to retain existing customers;
              (vi) inability to carry out marketing and sales plans, including, among others, development of new products and/or changes to certain existing products and acceptance of the new and/or revised products in the market; (vii) changes in interest rates and the capital markets causing a reduction of investment income and/or asset fees, reduction in the value of the Company's investment portfolio or a reduction in the demand for the Company's products;
              (viii) general economic and business conditions which are less favorable than expected; (ix) unanticipated changes in industry trends and ratings assigned by nationally recognized rating organizations; and (x) inaccuracies in assumptions regarding future persistency, mortality, morbidity and interest rates used in calculating reserve amounts.

              RESULTS OF OPERATIONS

              Revenues

              Total operating revenues, which exclude net realized gains and losses on investments, hedging instruments and hedged items for third quarter 2001 increased to $741.6 million compared to $752.7 million for the same period in 2000. For the first nine months of 2001 and 2000, total operating revenues were $2.26 billion and $2.25 billion, respectively.

              Policy charges include asset fees, which are primarily earned from separate account assets generated from sales of individual and group variable annuities and investment life insurance products; cost of insurance charges earned on universal life insurance products; administration fees, which include fees charged per contract on a variety of the Company's products and premium loads on universal life insurance products; and surrender fees, which are charged as a percentage of premiums withdrawn during a specified period of annuity and certain life insurance contracts. Policy charges for the comparable periods of 2001 and 2000 were as follows:

                                                                    THREE MONTHS ENDED          NINE MONTHS ENDED
                                                                      SEPTEMBER 30,               SEPTEMBER 30,
                                                                -------------------------------------------------------
                  (in millions)                                     2001          2000          2001          2000
                  =====================================================================================================

                  Asset fees                                    $    149.7    $    185.6    $    466.6    $    541.5
                  Cost of insurance charges                           51.5          40.4         147.7         112.5
                  Administrative fees                                 26.4          35.7          98.8          99.6
                  Surrender fees                                      16.3          23.1          54.9          69.9
                  -----------------------------------------------------------------------------------------------------
                    Total policy charges                        $    243.9    $    284.8    $    768.0    $    823.5
                  =====================================================================================================

              The decline in asset fees reflects a decrease in total average separate account assets of $12.07 billion (18%) and $5.28 billion (8%) for the three and nine months ended September 30, 2001, respectively, compared to the same periods a year ago. Market depreciation on variable annuity and investment life insurance products, partially offset by net flows into these products, have resulted in the decrease in average separate account balances.

              Cost of insurance charges are assessed on the net amount at risk on universal life insurance policies. The net amount at risk is equal to a policy's death benefit minus the related policyholder account value. The amount charged is based on the insured's age and other underwriting factors. The increase in cost of insurance charges is due primarily to growth in the net amount at risk related to corporate and individual investment life insurance reflecting expanded distribution and increased acceptance by producers and consumers. The net amount at risk related to corporate and individual investment life insurance grew to $32.0 billion as of September 30, 2001 compared to $26.30 billion a year ago.

              The decline in administrative fees in third quarter 2001 compared to a year ago is partially attributable to a decrease in premiums on individual investment life policies and certain corporate-owned life policies where the Company collects a premium load. Also contributing to the decline are case terminations in the Institutional Products segment that generated additional administrative fees in third quarter 2000. Surrender charges decreased as a result of continued improvement in customer retention in the Individual Annuity segment in the first nine months of 2001 compared to the same period a year ago.

              Net investment income includes the investment income earned on investments supporting fixed annuities and certain life insurance products as well as the yield on the Company's general account invested assets which are not allocated to product segments, net of related investment expenses. General account assets supporting insurance products are closely correlated to the underlying reserves on these products. Net investment income grew from $412.6 million in the third quarter of 2000 to $435.0 million in the third quarter of 2001 and from $1.23 billion in the first nine months of 2000 to $1.29 billion in the first nine months of 2001. The increases were primarily due to increased invested assets to support growth in individual fixed annuity, institutional products and life insurance policy reserves, partially offset by lower yields. General account reserves supporting these products increased $2.96 billion to $24.76 billion as of the end of third quarter 2001 compared to $21.80 billion a year ago.

              Realized gains and losses on investments, hedging instruments and hedged items are not considered by the Company to be recurring components of earnings. The Company makes decisions concerning the sale of invested assets based on a variety of market, business, tax and other factors. In addition, included in this caption are changes in the fair value of items qualifying as fair value hedges, the related hedged items and the ineffective portion of cash flow hedges, all of which are not considered recurring components of earnings.

              Other income includes management fees, commissions and other income earned by subsidiaries of the Company that provide investment management, marketing, distribution and administration services.

              Benefits and Expenses

              Interest credited to policyholder account balances totaled $314.8 million in third quarter 2001 compared to $292.4 million in third quarter 2000, while year-to-date 2001 interest credited totaled $923.9 million compared to $876.9 million a year ago and principally relates to fixed annuities, both individual and institutional, and investment life insurance products. The growth in interest credited reflects the increase in policy reserves for these products, partially offset by lower crediting rates in the Institutional segment.

              The decline in amortization of deferred policy acquisition costs
              (DAC), which totaled $85.2 million and $91.6 million in the third quarter of 2001 and 2000, respectively, is consistent with lower earnings in the Individual Annuity segment. On a year-to-date basis, DAC amortization totaled $265.2 million in 2001 compared to $263.7 million in 2000.

              Operating expenses decreased 12% to $109.8 million in third quarter 2001 compared to $125.2 million in third quarter 2000. For the first nine months of 2001, operating expenses were $327.3 million, down 11% from $365.7 million for the first nine months of 2000. The decrease reflects the Company's commitment to aggressive expense management in response to volatile equity markets.

              Federal income tax expense was $52.8 million in third quarter 2001 compared to $50.9 million in third quarter 2000, representing effective tax rates of 27.6% and 28.8% for third quarter 2001 and 2000 respectively. For the first nine months of 2001 and 2000 federal income tax expense was $141.9 million and $157.2 million, representing effective tax rates of 26.7% and 31.0%, respectively. An increase in tax exempt income and investment tax credits resulted in the decrease in effective rates.

              Other Data

              In managing business, the Company analyzes operating performance using a non-GAAP measure called net operating income. The Company calculates net operating income by adjusting net income to exclude net realized gains and losses on investments, hedging instruments and hedged items and cumulative effect of change in accounting principles. Net operating income or similar measures are commonly used in the insurance industry as a measure of ongoing earnings performance.

              The excluded items are important in understanding the Company's overall results of operations. Net operating income should not be viewed as a substitute for net income determined in accordance with GAAP, and you should note that the Company's definition of net operating income may differ from that used by other companies. However, the Company believes that the presentation of net operating income as it is measured for management purposes enhances the understanding of the Company's results of operations by highlighting the results from ongoing operations and the underlying profitability factors of the Company's business. The Company excludes net realized gains and losses on investments, hedging instruments and hedged items from net operating income because the timing of transactions resulting in recognition of gains or losses is largely at the Company's discretion and the amount of these gains and losses is heavily influenced by and fluctuates in part according to the availability of market opportunities. Including the fluctuating effects of these transactions could distort trends in the underlying profitability of the Company's business.

              The following table reconciles the Company's reported net income to net operating income for the periods indicated.

                                                                              THREE MONTHS ENDED        NINE MONTHS ENDED
                                                                                 SEPTEMBER 30,            SEPTEMBER 30,
                                                                            -------------------------------------------------
                  (in millions)                                                2001         2000        2001        2000
                  ===========================================================================================================

                  Net income                                                 $   138.6    $   126.0   $   381.7   $   350.2
                  Net realized (gains) losses on investments,
                     hedging instruments and hedged items, net of tax            (23.9)         1.3       (22.7)       10.3
                  Cumulative effect of adoption of accounting principles,
                     net of tax                                                    -            -           7.1         -
                  -----------------------------------------------------------------------------------------------------------
                    Net operating income                                    $    114.7    $   127.3   $   366.1   $   360.5
                  ===========================================================================================================

              Recently Issued Accounting Pronouncements

              See note 2 to the unaudited consolidated financial statements for a discussion of recently issued accounting pronouncements.

              Sales Information

              In managing business, the Company regularly monitors and reports a non-GAAP measure titled sales. Sales or similar measures are commonly used in the insurance industry as a measure of business generated in the period.

              Sales should not be viewed as a substitute for revenues determined in accordance with GAAP, and the Company's definition of sales might differ from that used by other companies. Sales generate assets, which ultimately drive revenues from policy charges. Sales are comprised of statutory premiums or deposits on annuities, pension plans and life insurance products sold to a wide variety of customer bases. Statutory premiums and deposits are calculated in accordance with accounting practices prescribed or permitted by regulatory authorities and then adjusted to arrive at sales. Sales also include deposits on administration only group pension plans.

              Sales are stated net of internal replacements, which in the Company's opinion provides a more meaningful disclosure of sales. In addition, sales exclude: funding agreements issued to secure notes issued to foreign and domestic investors through an unrelated third party trust under the Company's two medium-term note programs; BOLI; large case pension plan acquisitions; and deposits into Nationwide employee and agent benefit plans. Although these products contribute to asset and earnings growth, they do not produce steady production flow that lends itself to meaningful comparisons and are therefore excluded from sales.

              The Company believes that the presentation of sales as measured for management purposes enhances the understanding of the Company's business and helps depict trends that may not be apparent in the results of operations due to differences between the timing of sales and revenue recognition.

              The Company's flagship products are marketed under The BEST of AMERICA(R) brand, and include individual and group variable annuities and variable life insurance. The BEST of AMERICA products allow customers to choose from investment options managed by premier mutual fund managers. The Company has also developed private label variable and fixed annuity products in conjunction with other financial services providers which allow those providers to sell products to their own customer bases under their own brand name.

              The Company also markets group deferred compensation retirement plans to employees of state and local governments for use under Internal Revenue Code (IRC) Section 457. The Company utilizes its sponsorship by the National Association of Counties and The United States Conference of Mayors when marketing IRC Section 457 products.

              Sales by product and segment for the comparable periods of 2001 and 2000 are summarized as follows:

                                                                THREE MONTHS ENDED           NINE MONTHS ENDED
                                                                   SEPTEMBER 30,               SEPTEMBER 30,
                                                            --------------------------------------------------------
              (in millions)                                     2001          2000          2001          2000
              ======================================================================================================

              The BEST of AMERICA products                  $     895.1   $   1,398.3   $   2,948.3   $   4,282.1
              Private label annuities                             359.7         235.6       1,116.7         784.3
              Other                                                 -             5.8           2.8          81.0
              ------------------------------------------------------------------------------------------------------
                Total individual variable annuity sales         1,254.8       1,639.7       4,067.8       5,147.4
              ------------------------------------------------------------------------------------------------------

              Deferred fixed annuities                            543.7         133.5       1,296.9         325.0
              Immediate fixed annuities                            29.4          26.2         102.5          95.8
              ------------------------------------------------------------------------------------------------------
                Total individual fixed annuity sales              573.1         159.7       1,399.4         420.8
              ------------------------------------------------------------------------------------------------------
                  Total individual annuity sales            $   1,827.9   $   1,799.4   $   5,467.2   $   5,568.2
              ======================================================================================================

              The BEST of AMERICA products                  $     716.4   $     897.3   $   2,425.0   $   3,046.4
              Other                                                16.6          11.1          43.9          37.4
              ------------------------------------------------------------------------------------------------------
                Total private sector pension plan sales           733.0         908.4       2,468.9       3,083.8
              ------------------------------------------------------------------------------------------------------

                Total public sector pension plan sales -
                   IRC Section 457 annuities                      366.8         427.5       1,156.9       1,732.8
              ------------------------------------------------------------------------------------------------------
                  Total institutional products sales        $   1,099.8   $   1,335.9   $   3,625.8   $   4,816.6
              ======================================================================================================

              The BEST of AMERICA variable life series      $     120.4   $     155.8   $     409.9   $     419.2
              Corporate-owned life insurance                       78.0         152.9         593.7         476.2
              Traditional/Universal life insurance                 56.7          59.2         178.9         179.8
              ------------------------------------------------------------------------------------------------------
              Total life insurance sales                    $     255.1   $     367.9   $   1,182.5   $   1,075.2
              ======================================================================================================

              The Company sells its products through a broad distribution network. Unaffiliated entities that sell the Company's products to their own customer base include independent broker/dealers, brokerage firms, financial institutions, pension plan administrators and life insurance specialists. Representatives of the Company who market products directly to a customer base identified by the Company consists of Nationwide Retirement Solutions. The Company also distributes savings products through the agency distribution force of its ultimate parent company, Nationwide Mutual Insurance Company.

              Sales by distribution channel are summarized as follows.

                                                                    THREE MONTHS ENDED          NINE MONTHS ENDED
                                                                      SEPTEMBER 30,               SEPTEMBER 30,
                                                                -------------------------------------------------------
                  (in millions)                                     2001          2000          2001          2000
                  =====================================================================================================

                  Independent broker/dealers                    $      937.2  $   1,456.2   $  3,198.7    $  4,593.4
                  Brokerage firms                                      568.5        294.5      1,598.2         902.7
                  Financial institutions                               818.8        736.6      2,361.8       2,148.1
                  Pension plan administrators                          224.7        228.7        767.8         819.6
                  Life insurance specialists                            78.1        154.9        593.8         482.5
                  Nationwide agents                                    171.2        184.6        533.7         619.5
                  Nationwide Retirement Solutions                      384.3        447.7      1,221.5       1,894.2
                  -----------------------------------------------------------------------------------------------------

              The decrease in sales in the independent broker/dealer channel reflects lower demand for variable annuities due to volatile equity markets and a shift in private sector pension plan sales from group annuities issued by the Company to trust products issued by an affiliate, Nationwide Trust Company.

              Sales through brokerage firms increased 93% in third quarter 2001 compared to third quarter 2000 and are up 77% for the first nine months, principally due to the addition of Waddell & Reed as a distributor.

              Sales through financial institutions grew 11% in third quarter 2001 compared to a year ago, and grew 10% for the first nine months of 2001 compared to the first nine months of 2000, driven mainly by the appointment of new distributors in the bank channel who sell fixed annuity products.

              The increase in sales through life insurance specialists during the first nine months of 2001 compared to the same period a year ago reflects increased sales of COLI products that occurred in the first half of 2001. Third quarter 2001 sales through this channel were impacted by the volatile economic climate as fewer businesses are creating new employee benefit programs.

              Nationwide Retirement Solutions sales reached $384.3 million during third quarter 2001, a 14% decrease from a year ago. In this channel, sales declined from a year ago reflecting the impact of previously lost cases on recurring deposits. The decline in sales is also attributable to a shift in both Private and Public sector sales from group annuity contracts issued by the Company to administration only and Trust Company products provided by affiliates. Lower sales through this channel for the first nine months of 2001 compared to the same period a year ago reflects the impact of previously lost cases on recurring deposits.



              BUSINESS SEGMENTS

              The Company reports three product segments: Individual Annuity, Institutional Products and Life Insurance. In addition, the Company reports certain other revenues and expenses in a Corporate segment.

              The following table summarizes operating income before federal income tax expense for the Company's business segments for the periods indicated.

                                                                             THREE MONTHS ENDED           NINE MONTHS ENDED
                                                                                SEPTEMBER 30,               SEPTEMBER 30,
                                                                        -------------------------------------------------------
                 (in millions)                                               2001          2000          2001          2000
              =================================================================================================================

                 Individual Annuity                                        $  53.4       $  71.8       $ 177.1       $ 214.6
                 Institutional Products                                       49.0          57.8         158.4         172.8
                 Life Insurance                                               43.4          39.1         135.9         108.9
                 Corporate                                                     8.9          10.3          24.4          27.0
              -----------------------------------------------------------------------------------------------------------------
                   Operating income before federal income tax expense      $ 154.7       $ 179.0       $ 495.8       $ 523.3
              =================================================================================================================

              Individual Annuity

              The Individual Annuity segment consists of both variable and fixed annuity contracts. Individual annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for a prescribed period. The Company's individual annuity products consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities.

              The following table summarizes certain selected financial data for the Company's Individual Annuity segment for the periods indicated.

                                                                            THREE MONTHS ENDED          NINE MONTHS ENDED
                                                                              SEPTEMBER 30,               SEPTEMBER 30,
                                                                        -------------------------------------------------------
              (in millions)                                                 2001          2000          2001          2000
              =================================================================================================================

              INCOME STATEMENT DATA
              Revenues:
                Policy charges                                          $      120.2  $      147.0  $      374.9  $     437.8
                Net investment income                                          135.7         119.5         387.3        361.1
                Premiums on immediate annuities                                 14.2           6.6          47.9         38.2
              -----------------------------------------------------------------------------------------------------------------
                                                                               270.1         273.1         810.1        837.1
              -----------------------------------------------------------------------------------------------------------------

              Benefits and expenses:
                Interest credited to policyholder account balances             111.0          98.8         316.4        296.8
                Other benefits                                                  16.4           7.5          52.0         39.4
                Amortization of deferred policy acquisition costs               53.0          60.9         164.2        175.1
                Other operating expenses                                        36.3          34.1         100.4        111.2
              -----------------------------------------------------------------------------------------------------------------
                                                                               216.7         201.3         633.0        622.5
              -----------------------------------------------------------------------------------------------------------------
              Operating income before federal income tax expense        $       53.4  $       71.8  $      177.1  $     214.6
              =================================================================================================================

              OTHER DATA
              Sales:
                Individual variable annuities                           $    1,254.8  $    1,639.7  $    4,067.8  $    5,147.4
                Individual fixed annuities                                     573.1         159.7       1,399.4         420.8
              -----------------------------------------------------------------------------------------------------------------
                 Total individual annuity sales                         $    1,827.9  $    1,799.4  $    5,467.2  $    5,568.2
              =================================================================================================================

              Average account balances:
                General account                                         $    7,808.8  $    6,893.1  $     7,336.1  $   6,965.6
                Separate account                                            32,754.8      39,008.8       34,006.6     38,146.1
              -----------------------------------------------------------------------------------------------------------------
                 Total average account balances                         $   40,563.6  $   45,901.9  $    41,342.7  $  45,111.7
              =================================================================================================================

              Account balances as of period end:
                Individual variable annuities                           $   32,758.2  $   41,645.8
                Individual fixed annuities                                   5,164.1       3,792.0
              -----------------------------------------------------------------------------------------------------------------
                 Total account balances                                 $   37,922.3  $   45,437.8
              =================================================================================================================

              Return on average equity                                          12.0%         21.5%          14.3%         20.9%
              Pre-tax operating income to average account balances              0.53%         0.63%          0.57%         0.63%
              ------------------------------------------------------------------------------------ -----------------------------

              Pre-tax operating earnings totaled $53.4 million in third quarter 2001, down 26% compared to a year ago earnings of $71.8 million. For the first nine months of 2001 pre-tax operating earnings were $177.1 million compared to $214.6 million for the first nine months of 2000.

              Asset fees decreased to $103.1 million in the third quarter of 2001, down 17% from $124.1 million in the same period a year ago. For the first nine months of 2001, asset fees totaled $318.7 million down 12% from the first nine months of 2000 total of $361.9 million. Asset fees are calculated daily and charged as a percentage of separate account assets. The decrease in asset fees is due to market depreciation on investments underlying reserves. For the three and nine months ended September 30, 2001, average separate account assets decreased 16% to $32.75 billion and 11% to $34.01 billion respectively, compared to the same periods a year ago.

              Surrender fees decreased by $5.6 million to $12.8 million in the third quarter of 2001 compared to a year ago. For the first nine months of 2001, surrender fees totaled $42.3 million compared to $61.3 million in the same period a year ago. These decreases were due to improved persistency in individual variable and fixed annuities.

              Operating expenses were $36.3 million in third quarter 2001, an increase of 6% over third quarter 2000. During the first nine months of 2001, operating expenses totaled $100.4 million, a decrease of 10% over the first nine months of 2000 total of $111.2 million reflecting management's focus on expense management in response to volatile equity markets.

              The following table depicts the interest spread on average general account reserves in the Individual Annuity segment for the periods indicated.

                                                                  THREE MONTHS ENDED          NINE MONTHS ENDED
                                                                     SEPTEMBER 30,               SEPTEMBER 30,
                                                               -------------------------------------------------------
                                                                   2001          2000          2001          2000
              ========================================================================================================

              Net investment income                                  7.50%         7.89%         7.65%         7.84%
              Interest credited                                      5.69          5.73          5.75          5.68
              --------------------------------------------------------------------------------------------------------
                   Interest spread                                   1.81%         2.16%         1.90%         2.16%
              ========================================================================================================

              Interest spreads narrowed in the third quarter of 2001 and on a year-to-date basis compared to the prior year. A combination of the current competitive environment, a sharp decline in interest rates and a by-product of the Company's investment strategy all contributed to the reduction in spreads. As a strategic move to maintain market share, the Company did not lower crediting rates in the third quarter as quickly as earned rates declined. In addition, throughout 2001, the Company had a significant increase in cash flows in the general account due to strong fixed annuity sales. During the time between when a commitment is made to purchase a commercial mortgage loan or private placement bond and closing, typically 30 to 60 days, the cash is invested short-term. This strategy, while sound over the long-term, can provide short-term pressure on spreads, especially in a declining interest rate environment.

              Led by variable product deposits of $1.42 billion offset by withdrawals and surrenders of $1.09 billion, Individual Annuity segment deposits in third quarter 2001 of $1.99 billion offset by withdrawals and surrenders totaling $1.17 billion generated net flows of $825.7 million compared to the $641.1 million achieved a year ago. Despite the competitive nature of the individual annuity market, the Company has demonstrated the ability to generate positive net flows by expanding its broad distribution network and innovative product development resources.

              The decrease in pre-tax operating income to average assets in third quarter and the first nine months of 2001 compared to the same periods in 2000 is primarily a result of the Company's expense structure not being as elastic as the revenue stream.

              Individual Annuity sales, which exclude internal replacements, during third quarter 2001 were $1.83 billion, up slightly from $1.80 billion in the year ago quarter, while year-to-date 2001 sales of individual annuities were $5.47 billion compared to $5.57 billion in 2000. The addition of new selling arrangements and volatile equity markets drove the growth in sales of deferred fixed annuities which totaled $543.7 million in the third quarter 2001 compared to $133.5 million in third quarter 2000, offsetting the decline in variable annuity sales. Sales of deferred fixed annuities for the first nine months of 2001 were $1.30 billion compared to $325.0 million for the first nine months of 2000.

              Institutional Products

              The Institutional Products segment is comprised of the Company's group pension and payroll deduction business, both public and private sectors, and medium-term note programs. The public sector includes the 457 business in the form of fixed and variable annuities. The private sector includes the 401(k) business generated through fixed and variable annuities. The sales figures do not include business generated through the Company's two medium-term note programs, large case pension plan acquisitions and Nationwide employee and agent benefit plans, however the income statement data does reflect this business.

              The following table summarizes certain selected financial data for the Company's Institutional Products segment for the periods indicated.

                                                                              THREE MONTHS ENDED          NINE MONTHS ENDED
                                                                                SEPTEMBER 30,               SEPTEMBER 30,
                                                                        -------------------------------------------------------
              (in millions)                                                 2001          2000          2001          2000
              =================================================================================================================

              INCOME STATEMENT DATA
              Revenues:
                Asset fees                                              $       42.4  $       57.2  $      135.4  $     167.8
                Net investment income                                          211.8         203.7         635.3        612.2
                Other                                                            4.9          11.7          23.2         24.9
              -----------------------------------------------------------------------------------------------------------------
                                                                               259.1         272.6         793.9        804.9
              -----------------------------------------------------------------------------------------------------------------

              Benefits and expenses:
                Interest credited to policyholder account balances             159.2         153.6         476.0        465.5
                Other benefits and expenses                                     50.9          61.2         159.5        166.6
              -----------------------------------------------------------------------------------------------------------------
                                                                               210.1         214.8         635.5        632.1
              -----------------------------------------------------------------------------------------------------------------
                  Operating income before federal income tax expense    $       49.0  $       57.8  $      158.4  $     172.8
              =================================================================================================================

              OTHER DATA
              Sales:
                Private sector pension plans                            $      733.0  $      908.4  $    2,468.9  $   3,083.8
                Public sector pension plans                                    366.8         427.5       1,156.9      1,732.8
              -----------------------------------------------------------------------------------------------------------------
                  Total institutional products sales                    $    1,099.8  $    1,335.9  $    3,625.8  $   4,816.6
              =================================================================================================================

              Average account balances:
                General account                                         $   11,769.0  $   10,344.4  $   11,427.7  $  10,461.6
                Separate account                                            22,714.2      28,628.2      23,692.3     28,220.0
              -----------------------------------------------------------------------------------------------------------------
                  Total average account balances                        $   34,483.2  $   38,972.6  $   35,120.0  $  38,681.6
              =================================================================================================================

              Account balances as of period end:
                Private sector pension plans                            $   15,334.0  $   19,482.3
                Public sector pension plans                                 14,600.5      18,950.4
                Medium-term notes                                            2,880.5       1,287.2
              -----------------------------------------------------------------------------------------------------------------
                  Total account balances                                $   32,815.0  $   39,719.9
              =================================================================================================================

              Return on average equity                                          20.6%         26.9%         22.8%         26.0%
              Pre-tax operating income to average account balances              0.57%         0.59%         0.60%         0.60%
              -----------------------------------------------------------------------------------------------------------------

              Asset fees declined 26% to $42.4 million in the quarter ended September 30, 2001 compared to a year ago, while year-to-date 2001 asset fees were $135.4 million compared to $167.8 million in 2000. The decline was driven by a 21% decrease in average separate account assets in the quarter compared to the quarter ended a year ago and a 16% drop in year-to-date average separate account assets for the first nine months of 2001 compared to the same period a year ago.

              Net investment income increased to $211.8 million (4%) in the third quarter of 2001 compared to a year ago. Year-to-date net investment income also increased 4% from the same period a year ago. Driving these increases were 14% and 9% increases in the average general account balance in the third quarter and first nine months of 2001, respectively, compared to the same periods a year ago, offset by lower yields.

              Institutional Products segment results reflect an increase in interest spread income attributable to growth in average general account assets. Interest spread is the differential between net investment income and interest credited to policyholder account balances. Interest spreads vary depending on crediting rates offered by competitors, performance of the investment portfolio, including the rate of prepayments, changes in market interest rates and other factors.

              The following table depicts the interest spread on average general account reserves in the Institutional Products segment for the periods indicated.

                                                                   THREE MONTHS ENDED          NINE MONTHS ENDED
                                                                     SEPTEMBER 30,               SEPTEMBER 30,
                                                               -------------------------------------------------------
                                                                   2001          2000          2001          2000
                 =====================================================================================================

                 Net investment income                               7.20%         7.88%         7.41%         7.80%
                 Interest credited                                   5.41          5.94          5.55          5.93
                 -----------------------------------------------------------------------------------------------------
                    Interest spread                                  1.79%         1.94%         1.86%         1.87%
                 =====================================================================================================

              Interest spread on average general account reserves decreased from the prior year for the quarter and year-to-date. For Institutional pension products, the Company sets interest crediting rates prior to the start of the quarter. In addition, the time between when a deposit is received and an investment commitment is made, and the actual close on a commercial mortgage loan or private placement bond can be 30 to 60 days. These practices will put pressure on spreads in a declining interest rate environment. In addition, the Company experienced a significant amount of transfers into the general account placing further pressure on spreads.

              Other benefits and expenses in third quarter 2001 decreased 17% compared to a year ago. For the first nine months of 2001 other benefits and expenses totaled $159.5 million, down 4% from the first nine months of 2000. The decreases are the result of expense reductions in the group public sector pension business in response to a lower revenue base.

              Institutional Product sales during third quarter 2001 reached $1.10 billion compared to sales of $1.34 billion in third quarter 2000. For the first nine months of 2001, sales reached $3.63 billion compared to sales of $4.82 billion for the same period a year ago. The Private Sector continues to be impacted by the volatile equity markets, which reduced the average plan size of take-over cases and a slowing economy, which has resulted in reduced demand for new cases. In the Public Sector, sales declined from a year ago reflecting the impact of previously lost cases on recurring deposits.

              Institutional Products segment deposits in third quarter 2001 of $1.13 billion offset by participant withdrawals and surrenders totaling $918.7 million generated net flows from participant activity of $214.7 million, a 18% increase over third quarter 2000. Year-to-date 2001 net flows decreased 8% to $426.5 million compared to year-to-date 2000 net flows of $464.3 million.

              Life Insurance

              The Life Insurance segment consists of insurance products, including universal life insurance, COLI and BOLI products, which provide a death benefit and also allow the customer to build cash value on a tax-advantaged basis.

              The following table summarizes certain selected financial data for the Company's Life Insurance segment for the periods indicated.

                                                                            THREE MONTHS ENDED          NINE MONTHS ENDED
                                                                              SEPTEMBER 30,               SEPTEMBER 30,
                                                                        -------------------------------------------------------
              (in millions)                                                 2001          2000          2001          2000
              =================================================================================================================

              INCOME STATEMENT DATA
              Revenues:
                Total policy charges                                    $     76.3    $     68.9    $    234.5    $    193.0
                Net investment income                                         80.7          73.5         241.7         214.2
                Other                                                         45.3          45.1         142.2         142.5
              -----------------------------------------------------------------------------------------------------------------
                                                                             202.3         187.5         618.4         549.7
              -----------------------------------------------------------------------------------------------------------------

              Benefits                                                       104.6          97.0         319.6         292.2
              Operating expenses                                              54.3          51.4         162.9         148.6

              -----------------------------------------------------------------------------------------------------------------
                                                                             158.9         148.4         482.5         440.8
              -----------------------------------------------------------------------------------------------------------------
                Operating income before federal income tax expense      $     43.4    $     39.1    $    135.9    $    108.9
              =================================================================================================================

              OTHER DATA
              Sales:
                The BEST of AMERICA variable life series                $    120.4    $    155.8    $    409.9    $    419.2
                Corporate-owned life insurance                                78.0         152.9         593.7         476.2
                Traditional/Universal life insurance                          56.7          59.2         178.9         179.8
              -----------------------------------------------------------------------------------------------------------------
                  Total life insurance sales                            $    255.1    $    367.9    $  1,182.5    $  1,075.2
              =================================================================================================================

              Policy reserves as of period end:
                Corporate investment life insurance                     $  2,981.6    $  2,378.8
                Individual investment life insurance                       1,944.7       2,152.1
                Traditional life insurance                                 1,853.2       1,807.0
                Universal life insurance                                     779.4         770.7
              -----------------------------------------------------------------------------------------------------------------
                  Total policy reserves                                 $  7,558.9    $  7,108.6
              =================================================================================================================

              Return on average equity                                        10.8%         12.6%         12.0%         12.1%
              -----------------------------------------------------------------------------------------------------------------

              Life Insurance segment results reflect increased revenues driven by growth in investment life insurance in force. Life Insurance segment earnings increased 11% to $43.4 million for the third quarter 2001, up from $39.1 million a year ago. On a year-to-date basis segment earnings increased 25% to $135.9 million in 2001 from $108.9 million in 2000. The increase in Life Insurance segment earnings is attributable to strong sales and increased investment life earnings due to reserve growth in both individual and corporate investment life insurance products.

              Driven primarily by increased policy charges, revenues from investment life products increased to $97.6 million in third quarter 2001 compared to $83.9 million in third quarter 2000, while year-to-date revenues increased to $296.9 million for 2001 compared to $232.9 million for 2000. The revenue growth reflects significantly increased policy reserve levels driven by corporate investment life reserves, which include both BOLI and COLI products, which reached $2.98 billion as of September 30, 2001, up from $2.38 billion in the same period a year ago.

              Pre-tax operating earnings from investment life products totaled $25.1 million in third quarter 2001 a 20% increase from $20.9 million in third quarter 2000, while the first nine months of 2001 reached $77.4 compared to $61.1 million a year ago, a 27% increase. The strong revenue growth discussed previously was offset by higher life insurance benefits due to the growth in the number of policies in-force in the third quarter and first nine months of 2001.

              Traditional/Universal life pre-tax operating earnings increased slightly to $18.3 million in third quarter 2001 compared to $18.2 million in the same period a year ago. For the first nine months of 2001, pre-tax operating earnings increased 22% to $58.5 million compared to $47.8 million for the first nine months of 2000, reflecting higher investment earnings and lower operating expenses.

              Total life insurance sales, excluding BOLI and Nationwide employee and agent benefit plan sales, decreased 31% to $255.1 million in third quarter 2001 compared to $367.9 million during the same period in 2000. For the first nine months of 2001, total life insurance sales, excluding BOLI and Nationwide employee and agent benefit plan sales, increased $107.3 million over 2000 and totaled $1.18 billion. In the quarter, individual market sales were adversely impacted by uncertainty surrounding estate planning. While the number of applications and policies issued are in line with prior year, the average size is down. COLI sales are down given the depressed economic environment where corporations are not forming new executive benefit plans and existing plans are being funded at lower levels.

              Corporate

              The following table summarizes certain selected financial data for the Company's Corporate segment for the periods indicated.

                                                                            THREE MONTHS ENDED          NINE MONTHS ENDED
                                                                              SEPTEMBER 30,               SEPTEMBER 30,
                                                                        -------------------------------------------------------
              (in millions)                                                 2001          2000          2001          2000
              =================================================================================================================

              INCOME STATEMENT DATA
              Operating revenues(1)                                     $     10.1    $     19.5    $     34.6    $     54.9
              Operating expenses                                               1.2           9.2          10.2          27.9
              -----------------------------------------------------------------------------------------------------------------
                Operating income before federal income tax expense(1)   $      8.9    $     10.3    $     24.4    $     27.0
              =================================================================================================================

              ----------

              (1) Excludes net realized gains and losses on investments, hedging instruments and hedged items.

              The Corporate segment consists of net investment income on invested assets not allocated to the three product segments, unallocated expenses and interest expense on short-term borrowings. The decline in revenues reflects a decrease in net investment income on real estate investments and fewer investments retained in the corporate segment as more capital and the related investments earnings are allocated to the product segments to support growth.

              In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments, hedging instruments and hedged items in the Corporate segment. The Company realized net investment gains of $37.4 million and net losses on hedges and hedged items of $0.7 million during the third quarter of 2001 compared to realized net investment losses of $2.1 million during the third quarter of 2000. For the first nine months of 2001, the Company realized net investment gains of $33.0 million and net gains on hedges and hedged items of $1.9 million compared to realized net investment losses of $15.9 million during the first nine months of 2000. During the third quarter and first nine months of 2001, a net investment gain of $44.4 million was realized upon the reduction of an interest in a real estate partnership investment. In addition, the Company realized an after tax loss of $4.8 million related to the adoption of FAS 133 in first quarter 2001 and an after tax loss of $2.3 related to the adoption of EITF 99-20 in second quarter 2001.

ITEM 3        QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK

              Omitted due to reduced disclosure format.

                         PART I - FINANCIAL INFORMATION

ITEM 1         UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)



                        Consolidated Statements of Income
                                   (Unaudited)
                                  (in millions)

                                                                         THREE MONTHS ENDED            NINE MONTHS ENDED
                                                                           SEPTEMBER 30,                 SEPTEMBER 30,
                                                                     ---------------------------------------------------------
                                                                         2001          2000            2001          2000
==============================================================================================================================

REVENUES
  Policy charges                                                     $    243.9    $    284.8      $    768.0    $    823.5
  Life insurance premiums                                                  59.4          51.7           189.8         180.7
  Net investment income                                                   435.0         412.6         1,286.8       1,229.6
  Net realized gains (losses) on investments, hedging instruments
     and hedged items                                                      36.7          (2.1)           34.9         (15.9)
  Other                                                                     3.3           3.6            12.4          12.8
------------------------------------------------------------------------------------------------------------------------------
                                                                          778.3         750.6         2,291.9       2,230.7
------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
  Interest credited to policyholder account balances                      314.8         292.4           923.9         876.9
  Other benefits and claims                                                66.8          56.2           209.0         185.2
  Policyholder dividends on participating policies                          9.5           8.3            31.1          31.8
  Amortization of deferred policy acquisition costs                        85.2          91.6           265.2         263.7
  Interest expense on short-term borrowings                                 0.8           -               4.7           -
  Other operating expenses                                                109.8         125.2           327.3         365.7
------------------------------------------------------------------------------------------------------------------------------
                                                                          586.9         573.7         1,761.2       1,723.3
------------------------------------------------------------------------------------------------------------------------------

  Income before federal income tax expense and cumulative effect
   of adoption of accounting principles                                   191.4         176.9           530.7         507.4
Federal income tax expense                                                 52.8          50.9           141.9         157.2
------------------------------------------------------------------------------------------------------------------------------
  Income before cumulative effect of adoption of accounting
   principles                                                             138.6         126.0           388.8         350.2
Cumulative effect of adoption of accounting principles, net of tax          -             -              (7.1)          -
------------------------------------------------------------------------------------------------------------------------------
  Net income                                                         $    138.6    $    126.0      $    381.7    $    350.2
==============================================================================================================================



See accompanying notes to unaudited consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets
                     (in millions, except per share amounts)

                                                                                           (UNAUDITED)
                                                                                          SEPTEMBER 30,       DECEMBER 31,
                                                                                               2001               2000
==============================================================================================================================

ASSETS
Investments:
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $16,964.3 in 2001; $15,245.8 in 2000)             $      17,573.4     $      15,443.0
      Equity securities (cost $106.3 in 2001; $103.5 in 2000)                                      96.5               109.0
   Mortgage loans on real estate, net                                                           6,809.7             6,168.3
   Real estate, net                                                                               191.3               310.7
   Policy loans                                                                                   586.8               562.6
   Other long-term investments                                                                    117.9               101.8
   Short-term investments                                                                         771.2               442.6
------------------------------------------------------------------------------------------------------------------------------
                                                                                               26,146.8            23,138.0
------------------------------------------------------------------------------------------------------------------------------

Cash                                                                                               24.9                18.4
Accrued investment income                                                                         308.0               251.4
Deferred policy acquisition costs                                                               3,035.1             2,865.6
Other assets                                                                                      753.1               396.7
Assets held in separate accounts                                                               54,526.6            65,897.2
------------------------------------------------------------------------------------------------------------------------------
                                                                                        $      84,794.5     $      92,567.3
==============================================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                       $      24,764.0     $      22,183.6
Short-term borrowings                                                                              25.0               118.7
Other liabilities                                                                               1,743.5             1,164.9
Liabilities related to separate accounts                                                       54,526.6            65,897.2
------------------------------------------------------------------------------------------------------------------------------
                                                                                               81,059.1            89,364.4
------------------------------------------------------------------------------------------------------------------------------

Shareholder's equity:
  Capital shares, $1 par value.  Authorized 5.0 million shares, issued and
    outstanding 3.8 million shares                                                                  3.8                 3.8
  Additional paid-in capital                                                                      646.1               646.1
  Retained earnings                                                                             2,783.0             2,436.3
  Accumulated other comprehensive income                                                          302.5               116.7
------------------------------------------------------------------------------------------------------------------------------
                                                                                                3,735.4             3,202.9
------------------------------------------------------------------------------------------------------------------------------
                                                                                        $      84,794.5     $      92,567.3
==============================================================================================================================



See accompanying notes to unaudited consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity
                                   (Unaudited)
                  Nine Months Ended September 30, 2001 and 2000
                                  (in millions)

                                                                                                 ACCUMULATED
                                                                 ADDITIONAL                         OTHER             TOTAL
                                                     COMMON       PAID-IN        RETAINED       COMPREHENSIVE     SHAREHOLDER'S
                                                      STOCK       CAPITAL        EARNINGS       INCOME (LOSS)         EQUITY
==================================================================================================================================

Balance as of January 1, 2000                      $     3.8    $    766.1    $    2,011.0    $       (15.9)    $      2,765.0

Comprehensive income:
  Net income                                             -             -             350.2              -                350.2
  Net unrealized gains on securities available-for-
     sale arising during the period, net of tax          -             -               -               45.5               45.5
                                                                                                                 -----------------
Total comprehensive income                                                                                               395.7
Dividends to shareholder                                 -             -             (90.0)             -                (90.0)
----------------------------------------------------------------------------------------------------------------------------------
Balance as of September 30, 2000                   $     3.8    $    766.1    $    2,271.2    $        29.6     $      3,070.7
==================================================================================================================================

BALANCE AS OF JANUARY 1, 2001                      $     3.8    $    646.1    $    2,436.3    $       116.7     $      3,202.9

Comprehensive income:
  Net income                                             -             -             381.7              -                381.7
  Net unrealized gains on securities available-for-
     sale arising during the period, net of tax          -             -               -              176.1              176.1
  Cumulative effect of adoption of accounting
     principles, net of tax                              -             -               -                5.9                5.9
  Accumulated net gains on cash flow hedges,
     net of tax                                          -             -               -                3.8                3.8
                                                                                                                 -----------------
Total comprehensive income                                                                                               567.5
Dividends to shareholder                                 -             -             (35.0)             -                (35.0)
----------------------------------------------------------------------------------------------------------------------------------
BALANCE AS OF SEPTEMBER 30, 2001                   $     3.8    $    646.1    $    2,783.0    $       302.5     $      3,735.4
==================================================================================================================================


See accompanying notes to unaudited consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)


                      Consolidated Statements of Cash Flows
                                   (Unaudited)
                  Nine Months Ended September 30, 2001 and 2000
                                  (in millions)

                                                                                                2001              2000
============================================================================================================================
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                                 $      381.7      $     350.2
Adjustments to reconcile net income to net cash provided by operating activities:
  Interest credited to policyholder account balances                                              923.9            876.9
  Capitalization of deferred policy acquisition costs                                            (556.9)          (586.8)
  Amortization of deferred policy acquisition costs                                               265.2            263.7
  Amortization and depreciation                                                                   (23.4)            (7.4)
  Realized (gains) losses on investments, hedging instruments and hedged items                    (34.9)            15.9
  Cumulative effect of adoption of accounting principles                                           10.9              -
  Increase in accrued investment income                                                           (56.6)            (9.2)
  Increase in other assets                                                                       (186.8)           (53.3)
  Increase in policy liabilities                                                                   21.1              0.5
  Increase in other liabilities                                                                   248.6            269.7
  Other, net                                                                                        2.4             27.4
----------------------------------------------------------------------------------------------------------------------------
    Net cash provided by operating activities                                                     995.2          1,147.6
----------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from maturity of securities available-for-sale                                         3,076.6          2,479.2
Proceeds from sale of securities available-for-sale                                               247.7            432.3
Proceeds from repayments of mortgage loans on real estate                                         639.8            609.4
Proceeds from sale of real estate                                                                 168.5              2.2
Proceeds from repayments of policy loans and sale of other invested assets                         57.3             17.2
Cost of securities available-for-sale acquired                                                 (4,958.7)        (2,345.8)
Cost of mortgage loans on real estate acquired                                                 (1,246.8)          (950.1)
Cost of real estate acquired                                                                       (0.3)            (6.1)
Short-term investments, net                                                                      (328.6)          (197.3)
Other, net                                                                                       (150.9)          (116.8)
----------------------------------------------------------------------------------------------------------------------------
    Net cash used in investing activities                                                      (2,495.4)           (75.8)
----------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds from issuance of short-term borrowings                                               (93.7)             -
Cash dividends paid                                                                               (35.0)          (140.0)
Increase in investment and universal life insurance product account balances                    4,517.3          3,609.4
Decrease in investment and universal life insurance product account balances                   (2,881.9)        (4,544.0)
----------------------------------------------------------------------------------------------------------------------------
    Net cash provided by (used in) financing activities                                         1,506.7         (1,074.6)
----------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in cash                                                                     6.5             (2.8)

Cash, beginning of period                                                                          18.4              4.8
----------------------------------------------------------------------------------------------------------------------------
Cash, end of period                                                                        $       24.9      $       2.0
============================================================================================================================

See accompanying notes to unaudited consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Nationwide Financial Services, Inc.)


              Notes to Unaudited Consolidated Financial Statements
                      Nine Months Ended September 30, 2001


(1)      Basis of Presentation
         ---------------------

         The accompanying unaudited consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (NLIC or collectively, the Company) have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which differ from statutory accounting practices prescribed or permitted by regulatory authorities, for interim financial information and with the instructions to Form 10-Q and
         Article 10 of Regulation S-X. Accordingly, they do not include all information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements. The financial information included herein reflects all adjustments (all of which are normal and recurring in nature) which are, in the opinion of management, necessary for a fair presentation of financial position and results of operations. Operating results for all periods presented are not necessarily indicative of the results that may be expected for the full year. All significant intercompany balances and transactions have been eliminated. The accompanying unaudited consolidated financial statements should be read in conjunction with the audited consolidated financial statements and related notes for the year ended December 31, 2000 included in the Company's annual report on Form 10-K.

(2)      New Accounting Principles
         -------------------------

         In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133, and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, was adopted by the Company effective January 1, 2001.

         SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

         As of January 1, 2001, the Company had $755.4 million notional amount of freestanding derivatives with a market value of ($7.0) million. All other derivatives qualified for hedge accounting under SFAS 133. The adoption of SFAS 133 resulted in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) was recorded in accumulated other comprehensive income at January 1, 2001. The adoption of SFAS 133 resulted in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million. Further, the adoption of SFAS 133 resulted in the Company reporting total derivative instrument assets and liabilities of $44.8 million and $107.1 million, respectively, as of January 1, 2001.

         The Company expects that the adoption of SFAS 133 will increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

         Notes to Unaudited Consolidated Financial Statements, Continued

         In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). The Company adopted EITF 99-20 on April 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, net of tax, upon adoption of EITF 99-20 on April 1, 2001 decreased net income by $2.3 million with a corresponding increase to accumulated other comprehensive income.

         In July 2001, the FASB issued Statement of Financial Accounting Standards No. 141, Business Combinations (SFAS 141) and Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets (SFAS 142).

         SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001 and the use of the pooling-of-interests method has been eliminated.

         SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets, and will carry forward provisions in Opinion 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The amortization of goodwill from past business combinations will cease upon adoption of this statement, which will be January 1, 2002 for the Company. Companies will also be required to evaluate all existing goodwill and intangible assets with indefinite lives for impairment within six months of adoption. Any transitional impairment losses will be recognized in the first interim period in the year of adoption and will be recognized as the effect of a change in accounting principle.

         The Company does not expect any material impact of adopting SFAS 141 and SFAS 142 on the results of operations and financial position.

         In October 2001, the FASB issued Statement of Financial Accounting Standards No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions. SFAS 144 is effective for fiscal years beginning after December 15, 2001 (January 1, 2002 for the Company) and will carry forward many of the provisions of SFAS 121 and Opinion 30. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. Management does not expect the adoption of SFAS 144 to have a material impact on the results of operations or financial position of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

         Notes to Unaudited Consolidated Financial Statements, Continued


(3)      Derivatives
         -----------

         QUALITATIVE DISCLOSURE

         Interest Rate Risk Management

         The Company is exposed to changes in the fair value of fixed rate investments (commercial mortgage loans and corporate bonds) due to changes in interest rates. To manage this risk, the Company enters into various types of derivative instruments to minimize fluctuations in fair values resulting from changes in interest rates. The Company principally uses interest rate swaps and short Eurodollar futures to manage this risk.

         Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments, thereby creating floating rate investments.

         Short Eurodollar futures change the fixed rate cash flow exposure to variable rate cash flows. With short Eurodollar futures, if interest rates rise (fall), the gains (losses) on the futures adjust the fixed rate income on the investments, thereby creating floating rate investments.

         As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of the commitment due to changes in interest rates during the commitment period. To manage this risk, the Company enters into short Treasury futures.

         With short Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment.

         Floating rate investments (commercial mortgage loans and corporate bonds) expose the Company to fluctuations in cash flow and investment income due to changes in interest rates. To manage this risk, the Company enters into receive fixed, pay variable over-the-counter interest rate swaps or long Eurodollar futures strips to convert the variable rate investments to a fixed rate.

         In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments, thereby creating fixed rate assets.

         The long Eurodollar futures change the variable rate cash flow exposure to fixed rate cash flows. With long Eurodollar futures, if interest rates rise (fall), the losses (gains) on the futures are used to reduce the variable rate income on the investments, thereby creating fixed rate investments.

         Foreign Currency Risk Management

         In conjunction with the Company's medium-term note programs, from time to time, the Company issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a variable US dollar rate.

         For a fixed rate liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency, and pay a variable US dollar rate, generally 3-month libor. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate, in the foreign currency, and pay a variable US dollar rate, generally 3-month libor.

         The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and interest rates. To manage this risk, the Company uses cross-currency interest rate swaps to convert these assets to variable US dollar rate instruments.

         Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable US dollar rate, generally 3-month libor.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

         Notes to Unaudited Consolidated Financial Statements, Continued


         Non-Hedging Derivatives

         The Company may enter into over-the-counter basis swaps (receive one variable rate, pay another variable rate) to change the rate characteristics of a specific investment to better match the variable rate paid on a liability. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company may not be able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps may not receive hedge accounting treatment.

         QUANTITATIVE DISCLOSURE

         Fair Value Hedges

         Changes in the fair value of derivative instruments designated as fair value hedges, and the corresponding changes in the fair value of the hedged asset or liability, attributable to the risk being hedged, are included in net realized gains and losses on investments, hedging instruments and hedged items in the consolidated statements of income. Amounts receivable or payable under interest rate swaps are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item.

         During the three and nine months ended September 30, 2001, losses of $4.2 million and $3.2 million, respectively, were recognized in net realized gains and losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instrument's change in value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

         Cash Flow Hedges

         Changes in the fair value of derivative instruments designated as cash flow hedges are reported in accumulated other comprehensive income
         (AOCI). Amounts receivable or payable under interest rate swaps are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. In the event that a derivative instrument was liquidated and the hedged item remained on the books, the gain or loss on the derivative would be reclassified out of AOCI over the life of the underlying asset. The Company is not anticipating any reclassifications out of AOCI over the next 12-month period.

         The ineffective portion of cash flow hedges is included in net realized gains and losses on investments, hedging instruments and hedged items in the consolidated statements of income. For the three months ended September 30, 2001, the ineffective portion of cash flow hedges was less than $0.1 million. There were no gains or losses attributable to the portion of the derivative instruments' change in value excluded from the assessment of hedge effectiveness.

         Other Derivative Instruments, Including Embedded Derivatives

         Net realized gains and losses on investments, hedging instruments and hedged items for the three and nine months ended September 30, 2001 include a gain of $0.4 million and a loss of $1.4 million, respectively, related to other derivative instruments, including embedded derivatives. For the three and nine months ended September 30, 2001 a $50.6 million gain and a $14.2 million loss, respectively, were recorded on the change in value of cross-currency interest rate swaps hedging variable rate medium-term notes denominated in foreign currencies. An offsetting loss of $50.4 million and a gain of $12.6 million were recorded to reflect the change in spot rates during the three and nine months ended September 30, 2001 on these variable rate liabilities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

         Notes to Unaudited Consolidated Financial Statements, Continued


(4)      Comprehensive Income (Loss)
         ---------------------------

         Comprehensive income (loss) includes net income as well as certain items that are reported directly within a separate component of shareholder's equity that bypass net income. Other comprehensive income
         (loss) is comprised of unrealized gains (losses) on securities available-for-sale and accumulated net gains on cash flow hedges. The related before and after federal income tax amounts are as follows:

                                                                       THREE MONTHS ENDED            NINE MONTHS ENDED
                                                                         SEPTEMBER 30,                  SEPTEMBER 30,
           -------------------------------------------------------------------------------------------------------------------
           (in millions)                                            2001            2000            2001            2000
           ===================================================================================================================

           Unrealized gains (losses) on securities
            available-for-sale arising during the period:
                Transition adjustment - EITF 99-20              $      -        $      -        $      3.5     $      -
                Gross                                                229.3           116.0           381.4            86.6
                Adjustment to deferred policy acquisition costs      (78.1)          (34.9)         (122.2)          (25.8)
                Related federal income tax expense                   (52.9)          (28.4)          (91.9)          (21.3)
           -------------------------------------------------------------------------------------------------------------------
                     Net                                              98.3            52.7           170.8            39.5
           -------------------------------------------------------------------------------------------------------------------

           Reclassification adjustment for net losses (gains)
              on securities available-for-sale realized during
              the period:
                Gross                                                  6.4            (2.9)           11.7             9.2
                Related federal income tax (benefit) expense          (2.2)            1.0            (4.1)           (3.2)
           -------------------------------------------------------------------------------------------------------------------
                     Net                                               4.2            (1.9)            7.6             6.0
           -------------------------------------------------------------------------------------------------------------------

           Other comprehensive income on securities
               available-for-sale                                    102.5            50.8           178.4            45.5
           -------------------------------------------------------------------------------------------------------------------

           Accumulated net gain on cash flow hedges:
                 Transition adjustment - FAS 133                       -               -               5.6             -
                 Gross                                                 5.0             -               5.8             -
                 Related federal income tax expense                   (1.8)            -              (4.0)            -
           -------------------------------------------------------------------------------------------------------------------
                      Other comprehensive income on cash
                         flow hedges                                   3.2             -               7.4             -
           -------------------------------------------------------------------------------------------------------------------

           Total Other Comprehensive Income                    $     105.7      $     50.8      $    185.8  $         45.5
           ===================================================================================================================

(5)      Segment Disclosures
         -------------------

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Individual Annuity, Institutional Products and Life Insurance.

         The Individual Annuity segment consists of both variable and fixed annuity contracts. Individual annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for a prescribed period. The Company's individual annuity products consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

         Notes to Unaudited Consolidated Financial Statements, Continued


         The Institutional Products segment is comprised of the Company's group pension and payroll deduction business, both public and private sectors, and medium-term note programs. The public sector includes the 457 business in the form of fixed and variable annuities. The private sector includes the 401(k) business generated through fixed and variable annuities.

         The Life Insurance segment consists of insurance products, including universal life insurance, corporate-owned life insurance (COLI) and bank-owned life insurance (BOLI) products, which provide a death benefit and also allow the customer to build cash value on a tax-advantaged basis.

         In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, certain revenues and expenses of the Company's broker/dealer subsidiary, unallocated expenses and interest expense on short-term borrowings. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments, hedging instruments and hedged items in the Corporate segment.

         The following table summarizes the financial results of the Company's business segments for the three months ended September 30, 2001 and 2000.

                                                INDIVIDUAL    INSTITUTIONAL        LIFE
         (in millions)                           ANNUITY         PRODUCTS       INSURANCE       CORPORATE        TOTAL
         ===================================================================================================================

         2001
         Net investment income                 $     135.7    $      211.8    $       80.7    $        6.8   $      435.0
         Other operating revenue                     134.4            47.3           121.6             3.3          306.6
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)               270.1           259.1           202.3            10.1          741.6
         -------------------------------------------------------------------------------------------------------------------

         Interest credited to policyholder
            account balances                         111.0           159.2            44.6             -            314.8
         Amortization of deferred policy
            acquisition costs                         53.0            10.4            21.8             -             85.2
         Interest expense on short-term
            borrowings                                 -               -               -               0.8            0.8
         Other benefits and expenses                  52.7            40.5            92.5             0.4          186.1
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                           216.7           210.1           158.9             1.2          586.9
         -------------------------------------------------------------------------------------------------------------------

         Operating income before federal
            income tax expense(1)                     53.4            49.0            43.4             8.9          154.7
         Net realized gains on investments,
            hedging instruments and hedged
            items                                      -               -               -              36.7           36.7
         -------------------------------------------------------------------------------------------------------------------

         Income before federal income tax
            expense and cumulative effect of
            adoption of accounting principles  $      53.4    $       49.0    $       43.4    $       45.6   $      191.4
         ===================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

         Notes to Unaudited Consolidated Financial Statements, Continued

                                                INDIVIDUAL    INSTITUTIONAL        LIFE
         (in millions)                           ANNUITY         PRODUCTS       INSURANCE       CORPORATE        TOTAL
         ===================================================================================================================

         2000
         Net investment income                $      119.5    $      203.7    $       73.5    $       15.9   $      412.6
         Other operating revenue                     153.6            68.9           114.0             3.6          340.1
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)               273.1           272.6           187.5            19.5          752.7
         -------------------------------------------------------------------------------------------------------------------

         Interest credited to policyholder
            account balances                          98.8           153.6            40.0             -            292.4
         Amortization of deferred policy
            acquisition costs                         60.9            15.2            15.5             -             91.6
         Other benefits and expenses                  41.6            46.0            92.9             9.2          189.7
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                           201.3           214.8           148.4             9.2          573.7
         -------------------------------------------------------------------------------------------------------------------

         Operating income before federal
            income tax expense(1)                     71.8            57.8            39.1            10.3          179.0
         Net realized losses on investments,
            hedging instruments and hedged
            items                                      -               -               -              (2.1)          (2.1)
         -------------------------------------------------------------------------------------------------------------------

         Income (loss) before federal
            income tax expense and
            cumulative effect of adoption of
            accounting principles             $       71.8    $       57.8    $       39.1    $        8.2   $      176.9
         ===================================================================================================================

         --------------

         (1) Excludes net realized gains and losses on investments, hedging instruments and hedged items.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

         Notes to Unaudited Consolidated Financial Statements, Continued


         The following table summarizes the financial results of the Company's business segments for the nine months ended September 30, 2001 and 2000.

                                                INDIVIDUAL    INSTITUTIONAL        LIFE
         (in millions)                           ANNUITY         PRODUCTS       INSURANCE       CORPORATE        TOTAL
         ===================================================================================================================
         2001
         Net investment income                  $    387.3    $      635.3    $      241.7    $       22.5   $    1,286.8
         Other operating revenue                     422.8           158.6           376.7            12.1          970.2
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)               810.1           793.9           618.4            34.6        2,257.0
         -------------------------------------------------------------------------------------------------------------------

         Interest credited to policyholder
            account balances                         316.4           476.0           131.5             -            923.9
         Amortization of deferred policy
            acquisition costs                        164.2            36.2            64.8             -            265.2
         Interest expense on short-term
            borrowings                                 -               -               -               4.7            4.7
         Other benefits and expenses                 152.4           123.3           286.2             5.5          567.4
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                           633.0           635.5           482.5            10.2        1,761.2
         -------------------------------------------------------------------------------------------------------------------

         Operating income before federal
            income tax expense(1)                    177.1           158.4           135.9            24.4          495.8
         Net realized gains on investments,
            hedging instruments and hedged
            items                                      -               -               -              34.9           34.9
         -------------------------------------------------------------------------------------------------------------------

         Income before federal income tax
            expense and cumulative effect of
            adoption of accounting principles   $    177.1    $      158.4    $      135.9    $       59.3   $      530.7
         ===================================================================================================================

         Assets as of period end                $ 39,944.9    $   33,120.7    $    8,548.1    $    3,180.8   $   84,794.5
         ===================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

         Notes to Unaudited Consolidated Financial Statements, Continued


                                                INDIVIDUAL    INSTITUTIONAL        LIFE
         (in millions)                           ANNUITY         PRODUCTS       INSURANCE       CORPORATE        TOTAL
         ===================================================================================================================
         2000
         Net investment income                $      361.1    $      612.2    $      214.2    $       42.1   $    1,229.6
         Other operating revenue                     476.0           192.7           335.5            12.8        1,017.0
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)               837.1           804.9           549.7            54.9        2,246.6
         -------------------------------------------------------------------------------------------------------------------

         Interest credited to policyholder
            account balances                         296.8           465.5           114.6             -            876.9
         Amortization of deferred policy
            acquisition costs                        175.1            39.2            49.4             -            263.7
         Other benefits and expenses                 150.6           127.4           276.8            27.9          582.7
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                           622.5           632.1           440.8            27.9        1,723.3
         -------------------------------------------------------------------------------------------------------------------

         Operating income before federal
            income tax expense(1)                    214.6           172.8           108.9            27.0          523.3
         Net realized losses on investments,
            hedging instruments and hedged
            items                                      -               -               -             (15.9)         (15.9)
         -------------------------------------------------------------------------------------------------------------------

         Income before federal income tax
            expense and cumulative effect of
            adoption of accounting principles $      214.6    $      172.8    $      108.9    $       11.1   $      507.4
         ===================================================================================================================

         Assets as of period end              $   47,255.8    $   40,005.9    $    7,939.0    $    2,486.5   $   97,687.2
         ===================================================================================================================

         ----------
         (1) Excludes net realized gains and losses on investments, hedging instruments and hedged items.

(6)      Contingencies
         --------------

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

ITEM 2        MANAGEMENT'S NARRATIVE ANALYSIS OF THE RESULTS OF OPERATIONS

              INTRODUCTION

              The following analysis of unaudited consolidated results of operations of the Company should be read in conjunction with the unaudited consolidated financial statements and related notes included elsewhere herein.

              Management's discussion and analysis contains certain forward-looking statements within the meaning of the Private Securities Litigation Reform Act of 1995 with respect to the results of operations and businesses of the Company. These forward-looking statements involve certain risks and uncertainties. Factors that may cause actual results to differ materially from those contemplated or projected, forecast, estimated or budgeted in such forward looking statements include, among others, the following possibilities: (i) the potential impact on the Company's reported net income that could result from the adoption of certain accounting standards issued by the Financial Accounting Standards Board; (ii) tax law changes impacting the tax treatment of life insurance and investment products; (iii) heightened competition, including specifically the intensification of price competition, the entry of new competitors and the development of new products by new and existing competitors; (iv) adverse state and federal legislation and regulation, including limitations on premium levels, increases in minimum capital and reserves, and other financial viability requirements; (v) failure to expand distribution channels in order to obtain new customers or failure to retain existing customers;
              (vi) inability to carry out marketing and sales plans, including, among others, development of new products and/or changes to certain existing products and acceptance of the new and/or revised products in the market; (vii) changes in interest rates and the capital markets causing a reduction of investment income and/or asset fees, reduction in the value of the Company's investment portfolio or a reduction in the demand for the Company's products;
              (viii) general economic and business conditions which are less favorable than expected; (ix) unanticipated changes in industry trends and ratings assigned by nationally recognized rating organizations; and (x) inaccuracies in assumptions regarding future persistency, mortality, morbidity and interest rates used in calculating reserve amounts.

              RESULTS OF OPERATIONS

              Revenues

              Total operating revenues, which exclude net realized gains and losses on investments, hedging instruments and hedged items for third quarter 2001 increased to $741.6 million compared to $752.7 million for the same period in 2000. For the first nine months of 2001 and 2000, total operating revenues were $2.26 billion and $2.25 billion, respectively.

              Policy charges include asset fees, which are primarily earned from separate account assets generated from sales of individual and group variable annuities and investment life insurance products; cost of insurance charges earned on universal life insurance products; administration fees, which include fees charged per contract on a variety of the Company's products and premium loads on universal life insurance products; and surrender fees, which are charged as a percentage of premiums withdrawn during a specified period of annuity and certain life insurance contracts. Policy charges for the comparable periods of 2001 and 2000 were as follows:

                                                                    THREE MONTHS ENDED          NINE MONTHS ENDED
                                                                      SEPTEMBER 30,               SEPTEMBER 30,
                                                                -------------------------------------------------------
                  (in millions)                                     2001          2000          2001          2000
                  =====================================================================================================

                  Asset fees                                    $    149.7    $    185.6    $    466.6    $    541.5
                  Cost of insurance charges                           51.5          40.4         147.7         112.5
                  Administrative fees                                 26.4          35.7          98.8          99.6
                  Surrender fees                                      16.3          23.1          54.9          69.9
                  -----------------------------------------------------------------------------------------------------
                    Total policy charges                        $    243.9    $    284.8    $    768.0    $    823.5
                  =====================================================================================================

              The decline in asset fees reflects a decrease in total average separate account assets of $12.07 billion (18%) and $5.28 billion (8%) for the three and nine months ended September 30, 2001, respectively, compared to the same periods a year ago. Market depreciation on variable annuity and investment life insurance products, partially offset by net flows into these products, have resulted in the decrease in average separate account balances.

              Cost of insurance charges are assessed on the net amount at risk on universal life insurance policies. The net amount at risk is equal to a policy's death benefit minus the related policyholder account value. The amount charged is based on the insured's age and other underwriting factors. The increase in cost of insurance charges is due primarily to growth in the net amount at risk related to corporate and individual investment life insurance reflecting expanded distribution and increased acceptance by producers and consumers. The net amount at risk related to corporate and individual investment life insurance grew to $32.0 billion as of September 30, 2001 compared to $26.30 billion a year ago.

              The decline in administrative fees in third quarter 2001 compared to a year ago is partially attributable to a decrease in premiums on individual investment life policies and certain corporate-owned life policies where the Company collects a premium load. Also contributing to the decline are case terminations in the Institutional Products segment that generated additional administrative fees in third quarter 2000. Surrender charges decreased as a result of continued improvement in customer retention in the Individual Annuity segment in the first nine months of 2001 compared to the same period a year ago.

              Net investment income includes the investment income earned on investments supporting fixed annuities and certain life insurance products as well as the yield on the Company's general account invested assets which are not allocated to product segments, net of related investment expenses. General account assets supporting insurance products are closely correlated to the underlying reserves on these products. Net investment income grew from $412.6 million in the third quarter of 2000 to $435.0 million in the third quarter of 2001 and from $1.23 billion in the first nine months of 2000 to $1.29 billion in the first nine months of 2001. The increases were primarily due to increased invested assets to support growth in individual fixed annuity, institutional products and life insurance policy reserves, partially offset by lower yields. General account reserves supporting these products increased $2.96 billion to $24.76 billion as of the end of third quarter 2001 compared to $21.80 billion a year ago.

              Realized gains and losses on investments, hedging instruments and hedged items are not considered by the Company to be recurring components of earnings. The Company makes decisions concerning the sale of invested assets based on a variety of market, business, tax and other factors. In addition, included in this caption are changes in the fair value of items qualifying as fair value hedges, the related hedged items and the ineffective portion of cash flow hedges, all of which are not considered recurring components of earnings.

              Other income includes management fees, commissions and other income earned by subsidiaries of the Company that provide investment management, marketing, distribution and administration services.

              Benefits and Expenses

              Interest credited to policyholder account balances totaled $314.8 million in third quarter 2001 compared to $292.4 million in third quarter 2000, while year-to-date 2001 interest credited totaled $923.9 million compared to $876.9 million a year ago and principally relates to fixed annuities, both individual and institutional, and investment life insurance products. The growth in interest credited reflects the increase in policy reserves for these products, partially offset by lower crediting rates in the Institutional segment.

              The decline in amortization of deferred policy acquisition costs
              (DAC), which totaled $85.2 million and $91.6 million in the third quarter of 2001 and 2000, respectively, is consistent with lower earnings in the Individual Annuity segment. On a year-to-date basis, DAC amortization totaled $265.2 million in 2001 compared to $263.7 million in 2000.

              Operating expenses decreased 12% to $109.8 million in third quarter 2001 compared to $125.2 million in third quarter 2000. For the first nine months of 2001, operating expenses were $327.3 million, down 11% from $365.7 million for the first nine months of 2000. The decrease reflects the Company's commitment to aggressive expense management in response to volatile equity markets.

              Federal income tax expense was $52.8 million in third quarter 2001 compared to $50.9 million in third quarter 2000, representing effective tax rates of 27.6% and 28.8% for third quarter 2001 and 2000 respectively. For the first nine months of 2001 and 2000 federal income tax expense was $141.9 million and $157.2 million, representing effective tax rates of 26.7% and 31.0%, respectively. An increase in tax exempt income and investment tax credits resulted in the decrease in effective rates.

              Other Data

              In managing business, the Company analyzes operating performance using a non-GAAP measure called net operating income. The Company calculates net operating income by adjusting net income to exclude net realized gains and losses on investments, hedging instruments and hedged items and cumulative effect of change in accounting principles. Net operating income or similar measures are commonly used in the insurance industry as a measure of ongoing earnings performance.

              The excluded items are important in understanding the Company's overall results of operations. Net operating income should not be viewed as a substitute for net income determined in accordance with GAAP, and you should note that the Company's definition of net operating income may differ from that used by other companies. However, the Company believes that the presentation of net operating income as it is measured for management purposes enhances the understanding of the Company's results of operations by highlighting the results from ongoing operations and the underlying profitability factors of the Company's business. The Company excludes net realized gains and losses on investments, hedging instruments and hedged items from net operating income because the timing of transactions resulting in recognition of gains or losses is largely at the Company's discretion and the amount of these gains and losses is heavily influenced by and fluctuates in part according to the availability of market opportunities. Including the fluctuating effects of these transactions could distort trends in the underlying profitability of the Company's business.

              The following table reconciles the Company's reported net income to net operating income for the periods indicated.

                                                                              THREE MONTHS ENDED        NINE MONTHS ENDED
                                                                                 SEPTEMBER 30,            SEPTEMBER 30,
                                                                            -------------------------------------------------
                  (in millions)                                                2001         2000        2001        2000
                  ===========================================================================================================

                  Net income                                                 $   138.6    $   126.0   $   381.7   $   350.2
                  Net realized (gains) losses on investments,
                     hedging instruments and hedged items, net of tax            (23.9)         1.3       (22.7)       10.3
                  Cumulative effect of adoption of accounting principles,
                     net of tax                                                    -            -           7.1         -
                  -----------------------------------------------------------------------------------------------------------
                    Net operating income                                    $    114.7    $   127.3   $   366.1   $   360.5
                  ===========================================================================================================

              Recently Issued Accounting Pronouncements

              See note 2 to the unaudited consolidated financial statements for a discussion of recently issued accounting pronouncements.

              Sales Information

              In managing business, the Company regularly monitors and reports a non-GAAP measure titled sales. Sales or similar measures are commonly used in the insurance industry as a measure of business generated in the period.

              Sales should not be viewed as a substitute for revenues determined in accordance with GAAP, and the Company's definition of sales might differ from that used by other companies. Sales generate assets, which ultimately drive revenues from policy charges. Sales are comprised of statutory premiums or deposits on annuities, pension plans and life insurance products sold to a wide variety of customer bases. Statutory premiums and deposits are calculated in accordance with accounting practices prescribed or permitted by regulatory authorities and then adjusted to arrive at sales. Sales also include deposits on administration only group pension plans.

              Sales are stated net of internal replacements, which in the Company's opinion provides a more meaningful disclosure of sales. In addition, sales exclude: funding agreements issued to secure notes issued to foreign and domestic investors through an unrelated third party trust under the Company's two medium-term note programs; BOLI; large case pension plan acquisitions; and deposits into Nationwide employee and agent benefit plans. Although these products contribute to asset and earnings growth, they do not produce steady production flow that lends itself to meaningful comparisons and are therefore excluded from sales.

              The Company believes that the presentation of sales as measured for management purposes enhances the understanding of the Company's business and helps depict trends that may not be apparent in the results of operations due to differences between the timing of sales and revenue recognition.

              The Company's flagship products are marketed under The BEST of AMERICA(R) brand, and include individual and group variable annuities and variable life insurance. The BEST of AMERICA products allow customers to choose from investment options managed by premier mutual fund managers. The Company has also developed private label variable and fixed annuity products in conjunction with other financial services providers which allow those providers to sell products to their own customer bases under their own brand name.

              The Company also markets group deferred compensation retirement plans to employees of state and local governments for use under Internal Revenue Code (IRC) Section 457. The Company utilizes its sponsorship by the National Association of Counties and The United States Conference of Mayors when marketing IRC Section 457 products.

              Sales by product and segment for the comparable periods of 2001 and 2000 are summarized as follows:

                                                                THREE MONTHS ENDED           NINE MONTHS ENDED
                                                                   SEPTEMBER 30,               SEPTEMBER 30,
                                                            --------------------------------------------------------
              (in millions)                                     2001          2000          2001          2000
              ======================================================================================================

              The BEST of AMERICA products                  $     895.1   $   1,398.3   $   2,948.3   $   4,282.1
              Private label annuities                             359.7         235.6       1,116.7         784.3
              Other                                                 -             5.8           2.8          81.0
              ------------------------------------------------------------------------------------------------------
                Total individual variable annuity sales         1,254.8       1,639.7       4,067.8       5,147.4
              ------------------------------------------------------------------------------------------------------

              Deferred fixed annuities                            543.7         133.5       1,296.9         325.0
              Immediate fixed annuities                            29.4          26.2         102.5          95.8
              ------------------------------------------------------------------------------------------------------
                Total individual fixed annuity sales              573.1         159.7       1,399.4         420.8
              ------------------------------------------------------------------------------------------------------
                  Total individual annuity sales            $   1,827.9   $   1,799.4   $   5,467.2   $   5,568.2
              ======================================================================================================

              The BEST of AMERICA products                  $     716.4   $     897.3   $   2,425.0   $   3,046.4
              Other                                                16.6          11.1          43.9          37.4
              ------------------------------------------------------------------------------------------------------
                Total private sector pension plan sales           733.0         908.4       2,468.9       3,083.8
              ------------------------------------------------------------------------------------------------------

                Total public sector pension plan sales -
                   IRC Section 457 annuities                      366.8         427.5       1,156.9       1,732.8
              ------------------------------------------------------------------------------------------------------
                  Total institutional products sales        $   1,099.8   $   1,335.9   $   3,625.8   $   4,816.6
              ======================================================================================================

              The BEST of AMERICA variable life series      $     120.4   $     155.8   $     409.9   $     419.2
              Corporate-owned life insurance                       78.0         152.9         593.7         476.2
              Traditional/Universal life insurance                 56.7          59.2         178.9         179.8
              ------------------------------------------------------------------------------------------------------
              Total life insurance sales                    $     255.1   $     367.9   $   1,182.5   $   1,075.2
              ======================================================================================================

              The Company sells its products through a broad distribution network. Unaffiliated entities that sell the Company's products to their own customer base include independent broker/dealers, brokerage firms, financial institutions, pension plan administrators and life insurance specialists. Representatives of the Company who market products directly to a customer base identified by the Company consists of Nationwide Retirement Solutions. The Company also distributes savings products through the agency distribution force of its ultimate parent company, Nationwide Mutual Insurance Company.

              Sales by distribution channel are summarized as follows.

                                                                    THREE MONTHS ENDED          NINE MONTHS ENDED
                                                                      SEPTEMBER 30,               SEPTEMBER 30,
                                                                -------------------------------------------------------
                  (in millions)                                     2001          2000          2001          2000
                  =====================================================================================================

                  Independent broker/dealers                    $      937.2  $   1,456.2   $  3,198.7    $  4,593.4
                  Brokerage firms                                      568.5        294.5      1,598.2         902.7
                  Financial institutions                               818.8        736.6      2,361.8       2,148.1
                  Pension plan administrators                          224.7        228.7        767.8         819.6
                  Life insurance specialists                            78.1        154.9        593.8         482.5
                  Nationwide agents                                    171.2        184.6        533.7         619.5
                  Nationwide Retirement Solutions                      384.3        447.7      1,221.5       1,894.2
                  -----------------------------------------------------------------------------------------------------

              The decrease in sales in the independent broker/dealer channel reflects lower demand for variable annuities due to volatile equity markets and a shift in private sector pension plan sales from group annuities issued by the Company to trust products issued by an affiliate, Nationwide Trust Company.

              Sales through brokerage firms increased 93% in third quarter 2001 compared to third quarter 2000 and are up 77% for the first nine months, principally due to the addition of Waddell & Reed as a distributor.

              Sales through financial institutions grew 11% in third quarter 2001 compared to a year ago, and grew 10% for the first nine months of 2001 compared to the first nine months of 2000, driven mainly by the appointment of new distributors in the bank channel who sell fixed annuity products.

              The increase in sales through life insurance specialists during the first nine months of 2001 compared to the same period a year ago reflects increased sales of COLI products that occurred in the first half of 2001. Third quarter 2001 sales through this channel were impacted by the volatile economic climate as fewer businesses are creating new employee benefit programs.

              Nationwide Retirement Solutions sales reached $384.3 million during third quarter 2001, a 14% decrease from a year ago. In this channel, sales declined from a year ago reflecting the impact of previously lost cases on recurring deposits. The decline in sales is also attributable to a shift in both Private and Public sector sales from group annuity contracts issued by the Company to administration only and Trust Company products provided by affiliates. Lower sales through this channel for the first nine months of 2001 compared to the same period a year ago reflects the impact of previously lost cases on recurring deposits.



              BUSINESS SEGMENTS

              The Company reports three product segments: Individual Annuity, Institutional Products and Life Insurance. In addition, the Company reports certain other revenues and expenses in a Corporate segment.

              The following table summarizes operating income before federal income tax expense for the Company's business segments for the periods indicated.

                                                                             THREE MONTHS ENDED           NINE MONTHS ENDED
                                                                                SEPTEMBER 30,               SEPTEMBER 30,
                                                                        -------------------------------------------------------
                 (in millions)                                               2001          2000          2001          2000
              =================================================================================================================

                 Individual Annuity                                        $  53.4       $  71.8       $ 177.1       $ 214.6
                 Institutional Products                                       49.0          57.8         158.4         172.8
                 Life Insurance                                               43.4          39.1         135.9         108.9
                 Corporate                                                     8.9          10.3          24.4          27.0
              -----------------------------------------------------------------------------------------------------------------
                   Operating income before federal income tax expense      $ 154.7       $ 179.0       $ 495.8       $ 523.3
              =================================================================================================================

              Individual Annuity

              The Individual Annuity segment consists of both variable and fixed annuity contracts. Individual annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for a prescribed period. The Company's individual annuity products consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities.

              The following table summarizes certain selected financial data for the Company's Individual Annuity segment for the periods indicated.

                                                                            THREE MONTHS ENDED          NINE MONTHS ENDED
                                                                              SEPTEMBER 30,               SEPTEMBER 30,
                                                                        -------------------------------------------------------
              (in millions)                                                 2001          2000          2001          2000
              =================================================================================================================

              INCOME STATEMENT DATA
              Revenues:
                Policy charges                                          $      120.2  $      147.0  $      374.9  $     437.8
                Net investment income                                          135.7         119.5         387.3        361.1
                Premiums on immediate annuities                                 14.2           6.6          47.9         38.2
              -----------------------------------------------------------------------------------------------------------------
                                                                               270.1         273.1         810.1        837.1
              -----------------------------------------------------------------------------------------------------------------

              Benefits and expenses:
                Interest credited to policyholder account balances             111.0          98.8         316.4        296.8
                Other benefits                                                  16.4           7.5          52.0         39.4
                Amortization of deferred policy acquisition costs               53.0          60.9         164.2        175.1
                Other operating expenses                                        36.3          34.1         100.4        111.2
              -----------------------------------------------------------------------------------------------------------------
                                                                               216.7         201.3         633.0        622.5
              -----------------------------------------------------------------------------------------------------------------
              Operating income before federal income tax expense        $       53.4  $       71.8  $      177.1  $     214.6
              =================================================================================================================

              OTHER DATA
              Sales:
                Individual variable annuities                           $    1,254.8  $    1,639.7  $    4,067.8  $    5,147.4
                Individual fixed annuities                                     573.1         159.7       1,399.4         420.8
              -----------------------------------------------------------------------------------------------------------------
                 Total individual annuity sales                         $    1,827.9  $    1,799.4  $    5,467.2  $    5,568.2
              =================================================================================================================

              Average account balances:
                General account                                         $    7,808.8  $    6,893.1  $     7,336.1  $   6,965.6
                Separate account                                            32,754.8      39,008.8       34,006.6     38,146.1
              -----------------------------------------------------------------------------------------------------------------
                 Total average account balances                         $   40,563.6  $   45,901.9  $    41,342.7  $  45,111.7
              =================================================================================================================

              Account balances as of period end:
                Individual variable annuities                           $   32,758.2  $   41,645.8
                Individual fixed annuities                                   5,164.1       3,792.0
              -----------------------------------------------------------------------------------------------------------------
                 Total account balances                                 $   37,922.3  $   45,437.8
              =================================================================================================================

              Return on average equity                                          12.0%         21.5%          14.3%         20.9%
              Pre-tax operating income to average account balances              0.53%         0.63%          0.57%         0.63%
              ------------------------------------------------------------------------------------ -----------------------------

              Pre-tax operating earnings totaled $53.4 million in third quarter 2001, down 26% compared to a year ago earnings of $71.8 million. For the first nine months of 2001 pre-tax operating earnings were $177.1 million compared to $214.6 million for the first nine months of 2000.

              Asset fees decreased to $103.1 million in the third quarter of 2001, down 17% from $124.1 million in the same period a year ago. For the first nine months of 2001, asset fees totaled $318.7 million down 12% from the first nine months of 2000 total of $361.9 million. Asset fees are calculated daily and charged as a percentage of separate account assets. The decrease in asset fees is due to market depreciation on investments underlying reserves. For the three and nine months ended September 30, 2001, average separate account assets decreased 16% to $32.75 billion and 11% to $34.01 billion respectively, compared to the same periods a year ago.

              Surrender fees decreased by $5.6 million to $12.8 million in the third quarter of 2001 compared to a year ago. For the first nine months of 2001, surrender fees totaled $42.3 million compared to $61.3 million in the same period a year ago. These decreases were due to improved persistency in individual variable and fixed annuities.

              Operating expenses were $36.3 million in third quarter 2001, an increase of 6% over third quarter 2000. During the first nine months of 2001, operating expenses totaled $100.4 million, a decrease of 10% over the first nine months of 2000 total of $111.2 million reflecting management's focus on expense management in response to volatile equity markets.

              The following table depicts the interest spread on average general account reserves in the Individual Annuity segment for the periods indicated.

                                                                  THREE MONTHS ENDED          NINE MONTHS ENDED
                                                                     SEPTEMBER 30,               SEPTEMBER 30,
                                                               -------------------------------------------------------
                                                                   2001          2000          2001          2000
              ========================================================================================================

              Net investment income                                  7.50%         7.89%         7.65%         7.84%
              Interest credited                                      5.69          5.73          5.75          5.68
              --------------------------------------------------------------------------------------------------------
                   Interest spread                                   1.81%         2.16%         1.90%         2.16%
              ========================================================================================================

              Interest spreads narrowed in the third quarter of 2001 and on a year-to-date basis compared to the prior year. A combination of the current competitive environment, a sharp decline in interest rates and a by-product of the Company's investment strategy all contributed to the reduction in spreads. As a strategic move to maintain market share, the Company did not lower crediting rates in the third quarter as quickly as earned rates declined. In addition, throughout 2001, the Company had a significant increase in cash flows in the general account due to strong fixed annuity sales. During the time between when a commitment is made to purchase a commercial mortgage loan or private placement bond and closing, typically 30 to 60 days, the cash is invested short-term. This strategy, while sound over the long-term, can provide short-term pressure on spreads, especially in a declining interest rate environment.

              Led by variable product deposits of $1.42 billion offset by withdrawals and surrenders of $1.09 billion, Individual Annuity segment deposits in third quarter 2001 of $1.99 billion offset by withdrawals and surrenders totaling $1.17 billion generated net flows of $825.7 million compared to the $641.1 million achieved a year ago. Despite the competitive nature of the individual annuity market, the Company has demonstrated the ability to generate positive net flows by expanding its broad distribution network and innovative product development resources.

              The decrease in pre-tax operating income to average assets in third quarter and the first nine months of 2001 compared to the same periods in 2000 is primarily a result of the Company's expense structure not being as elastic as the revenue stream.

              Individual Annuity sales, which exclude internal replacements, during third quarter 2001 were $1.83 billion, up slightly from $1.80 billion in the year ago quarter, while year-to-date 2001 sales of individual annuities were $5.47 billion compared to $5.57 billion in 2000. The addition of new selling arrangements and volatile equity markets drove the growth in sales of deferred fixed annuities which totaled $543.7 million in the third quarter 2001 compared to $133.5 million in third quarter 2000, offsetting the decline in variable annuity sales. Sales of deferred fixed annuities for the first nine months of 2001 were $1.30 billion compared to $325.0 million for the first nine months of 2000.

              Institutional Products

              The Institutional Products segment is comprised of the Company's group pension and payroll deduction business, both public and private sectors, and medium-term note programs. The public sector includes the 457 business in the form of fixed and variable annuities. The private sector includes the 401(k) business generated through fixed and variable annuities. The sales figures do not include business generated through the Company's two medium-term note programs, large case pension plan acquisitions and Nationwide employee and agent benefit plans, however the income statement data does reflect this business.

              The following table summarizes certain selected financial data for the Company's Institutional Products segment for the periods indicated.

                                                                              THREE MONTHS ENDED          NINE MONTHS ENDED
                                                                                SEPTEMBER 30,               SEPTEMBER 30,
                                                                        -------------------------------------------------------
              (in millions)                                                 2001          2000          2001          2000
              =================================================================================================================

              INCOME STATEMENT DATA
              Revenues:
                Asset fees                                              $       42.4  $       57.2  $      135.4  $     167.8
                Net investment income                                          211.8         203.7         635.3        612.2
                Other                                                            4.9          11.7          23.2         24.9
              -----------------------------------------------------------------------------------------------------------------
                                                                               259.1         272.6         793.9        804.9
              -----------------------------------------------------------------------------------------------------------------

              Benefits and expenses:
                Interest credited to policyholder account balances             159.2         153.6         476.0        465.5
                Other benefits and expenses                                     50.9          61.2         159.5        166.6
              -----------------------------------------------------------------------------------------------------------------
                                                                               210.1         214.8         635.5        632.1
              -----------------------------------------------------------------------------------------------------------------
                  Operating income before federal income tax expense    $       49.0  $       57.8  $      158.4  $     172.8
              =================================================================================================================

              OTHER DATA
              Sales:
                Private sector pension plans                            $      733.0  $      908.4  $    2,468.9  $   3,083.8
                Public sector pension plans                                    366.8         427.5       1,156.9      1,732.8
              -----------------------------------------------------------------------------------------------------------------
                  Total institutional products sales                    $    1,099.8  $    1,335.9  $    3,625.8  $   4,816.6
              =================================================================================================================

              Average account balances:
                General account                                         $   11,769.0  $   10,344.4  $   11,427.7  $  10,461.6
                Separate account                                            22,714.2      28,628.2      23,692.3     28,220.0
              -----------------------------------------------------------------------------------------------------------------
                  Total average account balances                        $   34,483.2  $   38,972.6  $   35,120.0  $  38,681.6
              =================================================================================================================

              Account balances as of period end:
                Private sector pension plans                            $   15,334.0  $   19,482.3
                Public sector pension plans                                 14,600.5      18,950.4
                Medium-term notes                                            2,880.5       1,287.2
              -----------------------------------------------------------------------------------------------------------------
                  Total account balances                                $   32,815.0  $   39,719.9
              =================================================================================================================

              Return on average equity                                          20.6%         26.9%         22.8%         26.0%
              Pre-tax operating income to average account balances              0.57%         0.59%         0.60%         0.60%
              -----------------------------------------------------------------------------------------------------------------

              Asset fees declined 26% to $42.4 million in the quarter ended September 30, 2001 compared to a year ago, while year-to-date 2001 asset fees were $135.4 million compared to $167.8 million in 2000. The decline was driven by a 21% decrease in average separate account assets in the quarter compared to the quarter ended a year ago and a 16% drop in year-to-date average separate account assets for the first nine months of 2001 compared to the same period a year ago.

              Net investment income increased to $211.8 million (4%) in the third quarter of 2001 compared to a year ago. Year-to-date net investment income also increased 4% from the same period a year ago. Driving these increases were 14% and 9% increases in the average general account balance in the third quarter and first nine months of 2001, respectively, compared to the same periods a year ago, offset by lower yields.

              Institutional Products segment results reflect an increase in interest spread income attributable to growth in average general account assets. Interest spread is the differential between net investment income and interest credited to policyholder account balances. Interest spreads vary depending on crediting rates offered by competitors, performance of the investment portfolio, including the rate of prepayments, changes in market interest rates and other factors.

              The following table depicts the interest spread on average general account reserves in the Institutional Products segment for the periods indicated.

                                                                   THREE MONTHS ENDED          NINE MONTHS ENDED
                                                                     SEPTEMBER 30,               SEPTEMBER 30,
                                                               -------------------------------------------------------
                                                                   2001          2000          2001          2000
                 =====================================================================================================

                 Net investment income                               7.20%         7.88%         7.41%         7.80%
                 Interest credited                                   5.41          5.94          5.55          5.93
                 -----------------------------------------------------------------------------------------------------
                    Interest spread                                  1.79%         1.94%         1.86%         1.87%
                 =====================================================================================================

              Interest spread on average general account reserves decreased from the prior year for the quarter and year-to-date. For Institutional pension products, the Company sets interest crediting rates prior to the start of the quarter. In addition, the time between when a deposit is received and an investment commitment is made, and the actual close on a commercial mortgage loan or private placement bond can be 30 to 60 days. These practices will put pressure on spreads in a declining interest rate environment. In addition, the Company experienced a significant amount of transfers into the general account placing further pressure on spreads.

              Other benefits and expenses in third quarter 2001 decreased 17% compared to a year ago. For the first nine months of 2001 other benefits and expenses totaled $159.5 million, down 4% from the first nine months of 2000. The decreases are the result of expense reductions in the group public sector pension business in response to a lower revenue base.

              Institutional Product sales during third quarter 2001 reached $1.10 billion compared to sales of $1.34 billion in third quarter 2000. For the first nine months of 2001, sales reached $3.63 billion compared to sales of $4.82 billion for the same period a year ago. The Private Sector continues to be impacted by the volatile equity markets, which reduced the average plan size of take-over cases and a slowing economy, which has resulted in reduced demand for new cases. In the Public Sector, sales declined from a year ago reflecting the impact of previously lost cases on recurring deposits.

              Institutional Products segment deposits in third quarter 2001 of $1.13 billion offset by participant withdrawals and surrenders totaling $918.7 million generated net flows from participant activity of $214.7 million, a 18% increase over third quarter 2000. Year-to-date 2001 net flows decreased 8% to $426.5 million compared to year-to-date 2000 net flows of $464.3 million.

              Life Insurance

              The Life Insurance segment consists of insurance products, including universal life insurance, COLI and BOLI products, which provide a death benefit and also allow the customer to build cash value on a tax-advantaged basis.

              The following table summarizes certain selected financial data for the Company's Life Insurance segment for the periods indicated.

                                                                            THREE MONTHS ENDED          NINE MONTHS ENDED
                                                                              SEPTEMBER 30,               SEPTEMBER 30,
                                                                        -------------------------------------------------------
              (in millions)                                                 2001          2000          2001          2000
              =================================================================================================================

              INCOME STATEMENT DATA
              Revenues:
                Total policy charges                                    $     76.3    $     68.9    $    234.5    $    193.0
                Net investment income                                         80.7          73.5         241.7         214.2
                Other                                                         45.3          45.1         142.2         142.5
              -----------------------------------------------------------------------------------------------------------------
                                                                             202.3         187.5         618.4         549.7
              -----------------------------------------------------------------------------------------------------------------

              Benefits                                                       104.6          97.0         319.6         292.2
              Operating expenses                                              54.3          51.4         162.9         148.6

              -----------------------------------------------------------------------------------------------------------------
                                                                             158.9         148.4         482.5         440.8
              -----------------------------------------------------------------------------------------------------------------
                Operating income before federal income tax expense      $     43.4    $     39.1    $    135.9    $    108.9
              =================================================================================================================

              OTHER DATA
              Sales:
                The BEST of AMERICA variable life series                $    120.4    $    155.8    $    409.9    $    419.2
                Corporate-owned life insurance                                78.0         152.9         593.7         476.2
                Traditional/Universal life insurance                          56.7          59.2         178.9         179.8
              -----------------------------------------------------------------------------------------------------------------
                  Total life insurance sales                            $    255.1    $    367.9    $  1,182.5    $  1,075.2
              =================================================================================================================

              Policy reserves as of period end:
                Corporate investment life insurance                     $  2,981.6    $  2,378.8
                Individual investment life insurance                       1,944.7       2,152.1
                Traditional life insurance                                 1,853.2       1,807.0
                Universal life insurance                                     779.4         770.7
              -----------------------------------------------------------------------------------------------------------------
                  Total policy reserves                                 $  7,558.9    $  7,108.6
              =================================================================================================================

              Return on average equity                                        10.8%         12.6%         12.0%         12.1%
              -----------------------------------------------------------------------------------------------------------------

              Life Insurance segment results reflect increased revenues driven by growth in investment life insurance in force. Life Insurance segment earnings increased 11% to $43.4 million for the third quarter 2001, up from $39.1 million a year ago. On a year-to-date basis segment earnings increased 25% to $135.9 million in 2001 from $108.9 million in 2000. The increase in Life Insurance segment earnings is attributable to strong sales and increased investment life earnings due to reserve growth in both individual and corporate investment life insurance products.

              Driven primarily by increased policy charges, revenues from investment life products increased to $97.6 million in third quarter 2001 compared to $83.9 million in third quarter 2000, while year-to-date revenues increased to $296.9 million for 2001 compared to $232.9 million for 2000. The revenue growth reflects significantly increased policy reserve levels driven by corporate investment life reserves, which include both BOLI and COLI products, which reached $2.98 billion as of September 30, 2001, up from $2.38 billion in the same period a year ago.

              Pre-tax operating earnings from investment life products totaled $25.1 million in third quarter 2001 a 20% increase from $20.9 million in third quarter 2000, while the first nine months of 2001 reached $77.4 compared to $61.1 million a year ago, a 27% increase. The strong revenue growth discussed previously was offset by higher life insurance benefits due to the growth in the number of policies in-force in the third quarter and first nine months of 2001.

              Traditional/Universal life pre-tax operating earnings increased slightly to $18.3 million in third quarter 2001 compared to $18.2 million in the same period a year ago. For the first nine months of 2001, pre-tax operating earnings increased 22% to $58.5 million compared to $47.8 million for the first nine months of 2000, reflecting higher investment earnings and lower operating expenses.

              Total life insurance sales, excluding BOLI and Nationwide employee and agent benefit plan sales, decreased 31% to $255.1 million in third quarter 2001 compared to $367.9 million during the same period in 2000. For the first nine months of 2001, total life insurance sales, excluding BOLI and Nationwide employee and agent benefit plan sales, increased $107.3 million over 2000 and totaled $1.18 billion. In the quarter, individual market sales were adversely impacted by uncertainty surrounding estate planning. While the number of applications and policies issued are in line with prior year, the average size is down. COLI sales are down given the depressed economic environment where corporations are not forming new executive benefit plans and existing plans are being funded at lower levels.

              Corporate

              The following table summarizes certain selected financial data for the Company's Corporate segment for the periods indicated.

                                                                            THREE MONTHS ENDED          NINE MONTHS ENDED
                                                                              SEPTEMBER 30,               SEPTEMBER 30,
                                                                        -------------------------------------------------------
              (in millions)                                                 2001          2000          2001          2000
              =================================================================================================================

              INCOME STATEMENT DATA
              Operating revenues(1)                                     $     10.1    $     19.5    $     34.6    $     54.9
              Operating expenses                                               1.2           9.2          10.2          27.9
              -----------------------------------------------------------------------------------------------------------------
                Operating income before federal income tax expense(1)   $      8.9    $     10.3    $     24.4    $     27.0
              =================================================================================================================

              ----------

              (1) Excludes net realized gains and losses on investments, hedging instruments and hedged items.

              The Corporate segment consists of net investment income on invested assets not allocated to the three product segments, unallocated expenses and interest expense on short-term borrowings. The decline in revenues reflects a decrease in net investment income on real estate investments and fewer investments retained in the corporate segment as more capital and the related investments earnings are allocated to the product segments to support growth.

              In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments, hedging instruments and hedged items in the Corporate segment. The Company realized net investment gains of $37.4 million and net losses on hedges and hedged items of $0.7 million during the third quarter of 2001 compared to realized net investment losses of $2.1 million during the third quarter of 2000. For the first nine months of 2001, the Company realized net investment gains of $33.0 million and net gains on hedges and hedged items of $1.9 million compared to realized net investment losses of $15.9 million during the first nine months of 2000. During the third quarter and first nine months of 2001, a net investment gain of $44.4 million was realized upon the reduction of an interest in a real estate partnership investment. In addition, the Company realized an after tax loss of $4.8 million related to the adoption of FAS 133 in first quarter 2001 and an after tax loss of $2.3 related to the adoption of EITF 99-20 in second quarter 2001.

ITEM 3        QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK

              Omitted due to reduced disclosure format.

PART II - OTHER INFORMATION

CONTENTS OF REGISTRATION STATEMENT

This Form S-6 Registration Statement comprises the following papers and documents:

     -    The facing sheet.

     -    Cross-reference to items required by Form N-8B-2.

     -    The prospectus consisting of 147 pages.

     -    Representations and Undertakings.

     -    Independent Auditors' Consent.

     -    Signatures.

The following exhibits required by Forms N-8B-2 and S-6:



1.   Power of Attorney dated April 4, 2001.            Attached hereto.

2.   Resolution of the Depositor's Board of            Filed previously in connection with Securities and Exchange Commission
     Directors authorizing the establishment of        File No. 333-31725 and is hereby incorporated by reference.
     the Registrant, adopted

3.   Distribution Contracts                            Filed previously in connection with Securities and Exchange Commission
                                                       File No. 333-66572 (Post-Effective Amendment No. 1) and is hereby incorporated by reference.

4.   Form of Security                                  Filed previously in connection with Securities and Exchange Commission
                                                       File No. 333-53728 (Pre-Effective Amendment No. 1) and hereby incorporated by reference.

5.   Articles of Incorporation of Depositor            Filed previously in connection with Securities and Exchange Commission
                                                       File No. 333-27133 and is hereby incorporated by reference.

6.   Application form of Security                      Filed previously in connection with Securities and Exchange Commission
                                                       File No. 333-69160 and is hereby incorporated by reference.

7.   Opinion of Counsel                                Filed previously in connection with Securities and Exchange Commission
                                                       File No. 333-69160 and is hereby incorporated by reference.

8.   Code of Ethics Applicable to the Separate         Filed previously in connection with Securities and Exchange Commission
     Account                                           File No. 333-69160 and is hereby incorporated by reference.


REPRESENTATIONS AND UNDERTAKINGS

The Registrant and Nationwide hereby make the following representations and undertakings:

(a) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "Act"). The Registrant and Nationwide elect to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the Act with respect to the policies described in the prospectus. The policies have been designed in a way as to qualify for the exemptive relief from various provisions of the Act afforded by Rule 6e-3(T).

(b) Paragraph (b)(13)(iii)(F) of Rule 6e-3(T) is being relied on for the deduction of the mortality and expense risk charges ("risk charges") assumed by Nationwide under the policies. Nationwide represents that the risk charges are within the range of industry practice for comparable policies and reasonable in relation to all of the risks assumed by the issuer under the policies. Actuarial memoranda demonstrating the reasonableness of these charges are maintained by Nationwide, and will be made available to the Securities and Exchange Commission (the "SEC") on request.

(c) Nationwide has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the contractholders and will keep and make available to the SEC on request a memorandum setting forth the basis for this representation.

(d) Nationwide represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of Nationwide, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

(e) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the SEC such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the SEC heretofore or hereafter duly adopted pursuant to authority conferred in that section.

(f) The fees and charges deducted under the policy in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-4:




We consent to the use of our reports included herein and to the reference to our firm under the heading "Experts" in the Prospectus.



KPMG LLP


Columbus, Ohio
December 20, 2001

SIGNATURES

As required by the Securities Act of 1933, the Registrant, Nationwide VLI Separate Account-4 has caused this Post-Effective Amendment No. 1 to this Registration Statement to be signed on its behalf in the City of Columbus, and the State of Ohio, on this 26th day of April, 2002.



                                                                          NATIONWIDE VLI SEPARATE ACCOUNT-4
                                                   -------------------------------------------------------------------------------
                                                                                     (Registrant)
(Seal)                                                                     NATIONWIDE LIFE INSURANCE COMPANY
                                                   -------------------------------------------------------------------------------
Attest:                                                                               (Depositor)

By:          /s/ GLENN W. SODEN                    By:                            /s/STEVEN SAVINI
----------------------------------------------     -------------------------------------------------------------------------------
                  Glenn W. Soden                                                        Steven Savini
                Assistant Secretary


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 26th day of April, 2002.



               SIGNATURE                                   TITLE
               ---------                                   -----



W. G. JURGENSEN                             Director and Chief Executive Officer
----------------------------------------
W. G. Jurgensen

JOSEPH J. GASPER                                 Director and President and
----------------------------------------          Chief Operating Officer
Joseph J. Gasper

MICHAEL S. HELFER                                  Director and Executive
----------------------------------------     Vice President-Corporate Strategy
Michael S. Helfer

DONNA A. JAMES                                  Director and Executive Vice
----------------------------------------  President-Chief Administrative Officer
Donna A. James

ROBERT A. OAKLEY                                Director and Executive Vice
----------------------------------------     President-Chief Financial Officer
Robert A. Oakley

ROBERT A. WOODWARD, JR                          Director and Executive Vice
----------------------------------------     President-Chief Investment Officer
Robert A. Woodward, Jr.

GALEN R. BARNES                                           Director
----------------------------------------
Galen R. Barnes





                                                    By /s/ STEVEN SAVINI
                                                -----------------------------
                                                        Steven Savini
                                                      Attorney-in-Fact